UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.
Semi-Annual Report

April 30, 2013

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

This Page Intentionally Left Blank

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2013 (Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual	Actual	Actual	Actual
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/12	4/30/13	11/1/12-4/30/13	11/1/12-4/30/13**
Large Cap Core Fund	$1,000.00	$1,133.90	$5.29	1.00%
Large Cap Strategies Fund	1,000.00	1,132.10	6.08	1.15%
Global Small & Mid Cap Fund	1,000.00	1,155.70	5.93	1.11%
Global Opportunities Fund	1,000.00	1,095.40	6.23	1.20%
Real Return Fund	1,000.00	913.50	5.22	1.10%
Fixed Income Fund	1,000.00	1,007.70	3.29	0.66%
Municipal Bond Fund	1,000.00	1,007.80	3.04	0.61%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

3

Old Westbury Funds, Inc.
Disclosure of Fund Expenses - (Continued)
For the Period Ended April 30, 2013 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical	Hypothetical	Hypothetical	Hypothetical
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/12	4/30/13	11/1/12-4/30/13	11/1/12-4/30/13**
Large Cap Core Fund	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Strategies Fund	1,000.00	1,019.09	5.76	1.15%
Global Small & Mid Cap Fund	1,000.00	1,019.29	5.56	1.11%
Global Opportunities Fund	1,000.00	1,018.84	6.01	1.20%
Real Return Fund	1,000.00	1,019.34	5.51	1.10%
Fixed Income Fund	1,000.00	1,021.52	3.31	0.66%
Municipal Bond Fund	1,000.00	1,021.77	3.06	0.61%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	April 30, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 96.3%
Banks — 6.5%
545,540	BNP Paribas SA - ADR	$15,367,862
911,280	China Construction Bank Corp. - ADR	15,254,827
219,115	Citigroup, Inc.	10,223,906
460,465	Nordea Bank AB - ADR	5,525,579
		46,372,174
Consumer Discretionary — 16.4%
183,990	Coach, Inc.	10,829,651
212,240	Daihatsu Motor Co. Ltd. - ADR	8,423,806
381,130	Dollar General Corp.(b)	19,853,062
226,885	Lowe’s Cos, Inc.	8,716,922
330,015	Macy’s, Inc.	14,718,669
254,090	Nielsen Holdings NV	8,796,596
240,635	Nikon Corp. Plc - ADR	5,221,780
208,650	Target Corp.	14,722,343
251,100	Viacom, Inc. - Class B	16,067,889
237,050	Volkswagen AG - ADR	9,598,155
		116,948,873
Consumer Staples — 8.2%
199,685	CVS Caremark Corp.	11,617,673
203,315	Imperial Tobacco Group Plc - ADR	14,640,713
1,080,920	Koninklijke Ahold NV - ADR	17,046,108
310,710	Walgreen Co.	15,383,252
		58,687,746
Energy — 9.2%
119,570	China Petroleum & Chemical Corp. - ADR	13,219,659
159,330	ConocoPhillips	9,631,499
358,115	ENI SpA - ADR	17,121,478
357,515	Marathon Oil Corp.	11,680,015
288,165	Total SA - ADR	14,477,410
		66,130,061
Health Care — 15.8%
291,455	Aetna, Inc.	16,741,175
120,695	Johnson & Johnson	10,286,835
331,810	Pfizer, Inc.	9,645,717
313,125	Sanofi - ADR	16,705,219
329,715	Teva Pharmaceutical Industries Ltd. - ADR	12,624,787
166,850	Thermo Fisher Scientific, Inc.	13,461,457
240,040	UnitedHealth Group, Inc.	14,385,597
245,120	Zimmer Holdings, Inc.	18,739,424
		112,590,211
Industrials — 5.0%
198,785	Embraer SA - ADR	6,943,560
112,100	Illinois Tool Works, Inc.	7,237,175
567,365	ITOCHU Corp. - ADR	13,974,200
179,355	Waste Management, Inc.	7,349,968
		35,504,903
Shares		Value
Information Technology — 9.5%
113,590	Accenture Plc - Class A	$9,250,770
234,660	Avago Technologies Ltd.	7,499,734
84,280	International Business Machines Corp.	17,070,071
549,875	Microsoft Corp.	18,200,863
254,090	QUALCOMM, Inc.	15,657,026
		67,678,464
Insurance — 8.1%
168,445	ACE Ltd.	15,015,187
545,245	Allianz SE - ADR	8,042,364
212,985	American International Group, Inc.(b)	8,821,839
780,200	Muenchener Rueckversi- cherungs AG - ADR	15,635,207
1,173,290	RSA Insurance Group Plc - ADR	10,254,555
		57,769,152
Materials — 1.7%
58,290	Air Products & Chemicals, Inc.	5,068,898
125,850	BHP Billiton Plc -ADR	7,114,301
		12,183,199
Real Estate — 0.8%
315,220	Wharf Holdings Ltd. - ADR	5,643,068
Telecommunication Services — 10.6%
208,950	CenturyLink, Inc.	7,850,252
317,385	China Telecom Corp. Ltd. - ADR	16,345,328
1,943,025	KDDI Corp. - ADR	23,607,754
688,550	Tele2 AB - ADR	5,818,248
585,600	Tim Participacoes SA - ADR	12,215,615
319,850	Vodafone Group Plc - ADR	9,784,212
		75,621,409
Utilities — 4.5%
89,080	DTE Energy Co.	6,492,150
246,765	Exelon Corp.	9,256,155
388,155	SSE Plc - ADR	9,447,693
298,555	Tokyo Gas Co. Ltd. - ADR	6,783,170
		31,979,168
Total Common Stocks (Cost $609,270,321)		687,108,428

5

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
U.S. GOVERNMENT AGENCIES — 2.1%

Federal Home Loan Bank — 2.1%
$15,000,000	0.05%, 05/24/13(c)	$14,999,521
Total U.S. Government Agencies (Cost $14,999,521)		14,999,521

Shares
INVESTMENT COMPANY — 2.9%
20,692,800	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	20,692,800
Total Investment Company (Cost $20,692,800)		20,692,800

TOTAL INVESTMENTS — 101.3% (Cost $644,962,642)(a)		722,800,749
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(9,175,359)
NET ASSETS — 100.0%		$713,625,390

(a)	Cost for federal income tax purposes is $645,015,879 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$89,857,804
Unrealized depreciation	(12,072,934)
Net unrealized appreciation	$77,784,870
(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.

(d)	Rate shown represents current yield at April 30, 2013.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	6.5%
Consumer Discretionary	16.4%
Consumer Staples	8.2%
Energy	9.2%
Health Care	15.8%
Industrials	5.0%
Information Technology	9.5%
Insurance	8.1%
Materials	1.7%
Real Estate	0.8%
Telecommunication Services	10.6%
Utilities	4.5%
Other*	3.7%
100%

*	Includes cash and equivalents, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 90.2%
ARGENTINA — 0.9%
574,000	MercadoLibre, Inc.	$57,738,660
BELGIUM — 0.4%
445,000	UCB SA(d)	26,301,608
BRAZIL — 3.0%
9,261,000	BM&FBovespa SA	64,247,247
914,400	Cielo SA	24,117,400
4,449,684	Itau Unibanco Holding SA - ADR	74,888,182
648,000	Natura Cosmeticos SA	16,236,031
1,444,000	Raia Drogasil SA	15,524,398
		195,013,258
CANADA — 0.5%
1,732,300	Barrick Gold Corp.	34,149,067
CHINA — 1.0%
546,000	Baidu, Inc. - ADR(b)	46,874,100
6,124,000	Tingyi Cayman Islands Holding Corp.	16,927,482
		63,801,582
DENMARK — 0.2%
488,000	Novozymes A/S - Class B	16,852,555
FINLAND — 0.9%
391,000	Kone Oyj - Class B	34,525,898
7,672,315	Nokia Oyj	25,704,726
		60,230,624
FRANCE — 1.7%
779,023	Renault SA	53,676,904
2,569,368	Vivendi SA	58,200,163
		111,877,067
GERMANY — 5.0%
840,376	Adidas AG	87,763,972
1,006,000	Bayerische Motoren Werke AG	92,805,895
1,671,000	Deutsche Boerse AG(d)	104,309,589
382,900	Siemens AG	39,987,845
		324,867,301
INDIA — 1.0%
207,000	Asian Paints Ltd.(d)	17,985,159
7,504,000	ITC Ltd.(d)	46,129,926
		64,115,085
ITALY — 1.9%
1,806,900	ENI SpA	43,213,496
1,700,425	Fiat Industrial SpA	19,191,448
4,421,003	Fiat SpA(b)	26,444,623
3,986,000	Prada SpA	35,929,808
		124,779,375
JAPAN — 9.0%
790,600	Canon, Inc.	28,344,330
533,900	East Japan Railway Co.	45,018,803

Shares		Value
JAPAN (continued)
7,863,000	Hitachi Ltd.	$50,169,626
2,505,000	Japan Tobacco, Inc.	94,690,722
2,734,000	KDDI Corp.	131,252,193
270,310	Keyence Corp(d)	85,680,659
11,667,300	Mitsubishi UFJ Financial Group, Inc.	79,349,848
227,500	Nintendo Co. Ltd.	25,203,878
1,002,400	Nippon Telegraph & Telephone Corp.	49,613,582
		589,323,641
NETHERLANDS — 3.6%
1,040,000	ASML Holding NV	77,344,800
524,000	Koninklijke Vopak NV(d)	29,024,851
7,993,000	Reed Elsevier NV(d)	129,685,064
		236,054,715
PORTUGAL — 0.5%
1,276,000	Jeronimo Martins SGPS SA(d)	30,390,555
RUSSIA — 0.2%
435,000	Mail.Ru Group Ltd. - GDR(d)	11,744,999
SINGAPORE — 1.2%
762,000	Jardine Cycle & Carriage Ltd(d)	30,128,603
12,526,000	Sembcorp Industries Ltd.(d)	50,746,724
		80,875,327
SOUTH AFRICA — 1.1%
1,120,000	Naspers Ltd. - Class N	74,949,574
SOUTH KOREA — 1.2%
25,742	Samsung Electronics Co. Ltd.(d)	35,528,775
53,140	Samsung Electronics Co. Ltd. Preference Shares	42,027,549
		77,556,324
SWITZERLAND — 5.4%
1,563,000	Nestle SA	111,618,843
529,800	Roche Holding AG	132,421,510
17,500	SGS SA	42,291,353
819,676	Swiss Re AG	65,191,482
		351,523,188
THAILAND — 0.2%
10,721,000	CP ALL Public Co. Ltd.(d)	16,072,368
UNITED KINGDOM — 10.3%
6,557,000	ARM Holdings Plc	101,445,747
2,083,219	BG Group Plc	35,094,076
3,945,613	BP Plc	28,585,273
8,466,950	British Sky Broadcasting Group Plc(d)	111,004,034
3,117,000	Petrofac Ltd.(d)	65,364,191
1,114,132	Rio Tinto Plc	50,517,292
6,846,000	Rolls-Royce Holdings Plc(d)	120,166,845
814,674,000	Rolls-Royce Holdings Plc Preferred C Shares(d)	1,265,474
9,146,731	Tesco Plc	52,022,865

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
2,211,695	Wolseley Plc(d)	$109,353,125
		674,818,922
UNITED STATES — 41.0%
564,000	Allergan, Inc.	64,042,200
272,000	Amazon.com, Inc.(b)	69,036,318
201,300	Apple, Inc.	89,125,575
1,155,000	Becton Dickinson and Co.	108,916,500
192,000	Biogen Idec, Inc.(b)	42,034,560
945,000	BioMarin Pharmaceutical, Inc.(b)	61,992,000
423,000	Cerner Corp.(b)	40,933,710
2,246,200	Chesapeake Energy Corp.	43,890,748
1,418,500	Citigroup, Inc.	66,187,210
3,145,200	Coca-Cola Co. (The)	133,136,316
1,095,500	Colgate-Palmolive Co.	130,813,655
1,631,200	Covidien Plc	104,135,808
846,300	Deere & Co.	75,574,590
1,867,000	Facebook, Inc. - Class A(b)	51,827,920
572,000	FMC Technologies, Inc.(b)	31,059,599
720,500	Franklin Resources, Inc.	111,432,530
4,314,000	General Electric Co.	96,159,060
960,800	Gilead Sciences, Inc.(b)	48,654,912
68,500	Google, Inc. - Class A(b)	56,483,045
2,559,000	Hewlett-Packard Co.	52,715,400
69,000	Intuitive Surgical, Inc.(b)	33,968,010
1,217,000	JPMorgan Chase & Co.	59,645,170
976,000	Las Vegas Sands Corp.	54,900,000
140,150	Mastercard, Inc. - Class A	77,493,140
1,706,500	Microsoft Corp.	56,485,150
577,000	National Oilwell Varco, Inc.	37,631,940
755,000	NIKE, Inc. - Class B	48,018,000
1,157,000	Occidental Petroleum Corp.	103,273,820
2,033,200	Pfizer, Inc.	59,105,124
315,000	Praxair, Inc.	36,004,500
1,656,000	Salesforce.com, Inc.(b)	68,078,160
2,012,300	Schlumberger Ltd.	149,775,489
2,616,700	Texas Instruments, Inc.	94,750,707
809,900	Union Pacific Corp.	119,832,804
535,000	Visa, Inc. - Class A	90,126,100
3,053,000	Wells Fargo & Co.	115,952,940
		2,683,192,710
Total Common Stocks (Cost $5,175,327,323)		5,906,228,505
EXCHANGE TRADED FUNDS — 5.3%
1,742,000	iShares S&P 500 Index Fund	279,347,120
5,800,000	iShares MSCI Japan Index Fund	67,860,000
Total Exchange Traded Funds (Cost $332,779,380)		347,207,120
Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Bank — 1.8%
$20,000,000	0.06%, 05/15/13(c)	$19,999,572
80,000,000	0.05%, 05/24/13(c)	79,997,445
20,000,000	0.05%, 05/24/13(c)	19,999,425
		119,996,442
Total U.S. Government Agencies (Cost $119,996,442)		119,996,442
U.S. GOVERNMENT SECURITIES — 0.3%
U.S. Treasury Bills — 0.3%
24,000,000	0.03%, 05/02/13(c)	23,999,977
Total U.S. Government Securities (Cost $23,999,977)		23,999,977
CASH SWEEP — 2.1%
135,495,400	Federated Government Obligations Fund 0.02%(e)	135,495,400
Total Cash Sweep (Cost $135,495,400)		135,495,400
TOTAL INVESTMENTS — 99.7% (Cost $5,787,598,522)(a)		$6,532,927,444
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		17,096,728
NET ASSETS — 100.0%		$6,550,024,172

(a)	Cost for federal income tax purposes is $5,789,749,878 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$857,487,559
Unrealized depreciation	(114,309,993)
Net unrealized appreciation	$743,177,566

(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.

(d)	This security is considered either fully or partially illiquid. These securities or portions thereof have a value of $333,094,604 or 5.1% of net assets.

(e)	Rate shown represents current yield at April 30, 2013.

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	5.1%
Consumer Discretionary	12.4%
Consumer Staples	10.1%
Diversified Financials	5.2%
Energy	8.2%
Health Care	11.0%
Industrials	12.0%
Information Technology	19.1%
Insurance	1.0%
Materials	2.4%
Telecommunication Services	3.7%
Other*	9.8%
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments	April 30, 2013
(Unaudited)

		Percentage of
Shares		Net Assets (%)	Value
COMMON STOCKS — 89.3%
ARGENTINA — 0.0%
84,000	Other Securities	0.0	$1,144,080
AUSTRALIA — 2.1%
19,105,479	Commonwealth Property Office Fund REIT(b)	0.4	22,975,692
731,690	Monadelphous Group Ltd.	0.3	15,876,290
46,487,270	Other Securities	1.4	81,808,349
			120,660,331
AUSTRIA — 0.2%
565,049	Other Securities	0.2	12,455,313
BAHAMAS — 0.0%
366	Other Securities	0.0	63,682
BELGIUM — 0.2%
537,102	Other Securities	0.2	13,449,554
BERMUDA — 0.7%
1,628,111	Other Securities	0.7	41,852,318
BRAZIL — 1.0%
6,531,157	Other Securities	1.0	54,415,044
CANADA — 2.0%
12,463,378	Other Securities	2.0	115,091,614
CAYMAN ISLANDS — 0.0%
59,150	Other Securities	0.0	63,997
CHILE — 0.1%
66,422,853	Other Securities	0.1	7,247,576
CHINA — 1.0%
98,344,230	Other Securities	1.0	56,813,892
COLUMBIA — 0.0%
1,764	Other Securities	0.0	37,295
CYPRUS — 0.0%
439,278	Other Securities	0.0	790,104
DENMARK — 0.5%
436,495	Chr. Hansen Holding A/S	0.3	15,729,272
746,801	Other Securities	0.2	11,759,386
			27,488,658
FINLAND — 0.5%
2,046,776	Other Securities	0.5	28,325,794
FRANCE — 2.1%
4,536,824	Other Securities	2.1	119,934,463
GABON — 0.0%
55	Other Securities	0.0	33,680
GERMANY — 2.5%
144,314	MTU Aero Engines Holding AG	0.2	13,653,507
617,282	Symrise AG(b)	0.5	26,338,926
2,692,895	Other Securities	1.8	99,359,512
			139,351,945
		Percentage of
Shares		Net Assets (%)	Value
GIBRALTAR — 0.0%
200,199	Other Securities	0.0	$428,687
GREECE — 0.1%
1,019,130	Other Securities	0.1	2,468,066
GUERNSEY — 0.1%
896,639	Other Securities	0.1	3,370,255
HONG KONG — 1.5%
323,984,498	Other Securities	1.5	86,573,051
HUNGARY — 0.0%
88,257	Other Securities	0.0	1,235,470
INDIA — 1.2%
18,334,893	Other Securities	1.2	66,385,065
INDONESIA — 0.5%
239,913,978	Other Securities	0.5	29,369,494
IRELAND — 2.1%
2,466,000	Willis Group Holdings Plc(b)	1.7	97,850,880
4,213,857	Other Securities	0.4	21,142,755
			118,993,635
ISLE OF MAN — 0.0%
21,606	Other Securities	0.0	47,943
ISRAEL — 1.6%
1,662,500	Check Point Software Technologies Ltd.(c)	1.4	77,505,750
1,852,979	Other Securities	0.2	14,034,509
			91,540,259
ITALY — 0.5%
11,076,245	Other Securities	0.5	26,366,781
JAPAN — 5.1%
38,773,291	Other Securities	5.1	287,437,720
JERSEY CHANNEL ISLANDS — 0.0%
153,630	Other Securities	0.0	560,507
LIECHTENSTEIN — 0.0%
5,470	Other Securities	0.0	312,147
LUXEMBOURG — 0.2%
2,908,323	Other Securities	0.2	13,027,491
MALAYSIA — 0.7%
37,083,078	Other Securities	0.7	42,067,685
MALTA — 0.0%
18,299	Other Securities	0.0	324,985
MAURITIUS — 0.0%
141,022	Other Securities	0.0	313,251
MEXICO — 0.6%
11,266,089	Other Securities	0.6	30,925,848
MONACO — 0.0%
480	Other Securities	0.0	20,892
MONGOLIA — 0.0%
379,000	Other Securities	0.0	112,330

10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
NETHERLANDS — 0.9%
528,479	Koninklijke Boskalis Westminster NV	0.4	$22,010,389
1,812,404	Other Securities	0.5	30,987,542
			52,997,931
NEW ZEALAND — 0.4%
6,721,470	Other Securities	0.4	21,081,718
NORWAY — 0.2%
2,505,222	Other Securities	0.2	11,157,591
PAPUA NEW GUINEA — 0.0%
162,499	Other Securities	0.0	13,477
PERU — 0.1%
3,070,428	Other Securities	0.1	7,169,514
PHILIPPINES — 0.3%
37,381,601	Other Securities	0.3	16,268,750
POLAND — 0.1%
2,223,329	Other Securities	0.1	6,125,071
PORTUGAL — 0.1%
5,634,057	Other Securities	0.1	3,639,350
RUSSIA — 0.0%
24,397	Other Securities	0.0	194,241
SINGAPORE — 1.8%
10,478,000	CapitaMall Trust REIT	0.3	19,736,105
5,235,000	SATS Ltd.(b)	0.2	13,388,203
3,970,000	SIA Engineering Co. Ltd.(b)	0.3	16,309,329
45,601,114	Other Securities	1.0	55,210,320
			104,643,957
SOUTH AFRICA — 0.7%
7,079,793	Other Securities	0.7	38,188,651
SOUTH KOREA — 1.3%
3,900,030	Other Securities	1.3	74,665,648
SPAIN — 0.4%
5,212,489	Other Securities	0.4	25,216,236
SWEDEN — 0.8%
4,946,596	Other Securities	0.8	45,564,265
SWITZERLAND — 1.5%
235,000	Allied World Assurance Co. Holdings AG	0.4	21,340,350
1,585,838	Other Securities	1.1	60,973,816
			82,314,166
TAIWAN — 1.2%
85,792,772	Other Securities	1.2	68,805,269
THAILAND — 0.5%
66,468,270	Other Securities	0.5	27,434,528
TURKEY — 0.2%
4,311,767	Other Securities	0.2	10,425,407
UKRAINE — 0.0%
2,491	Other Securities	0.0	45,171
Shares		Percentage of Net Assets (%)	Value
UNITED ARAB EMIRATES — 0.0%
170,720	Other Securities	0.0	$1,058,003
UNITED KINGDOM — 8.8%
617,462	Croda International Plc	0.4	23,767,355
907,173	De La Rue Plc(b)	0.2	13,126,299
1,895,000	Ensco Plc - ADR	1.9	109,303,600
2,144,069	Rexam Plc	0.3	17,201,979
606,493	Rotork Plc(b)	0.5	27,405,570
553,801	Victrex Plc(b)	0.3	13,806,961
47,317,718	Other Securities	5.2	297,381,608
			501,993,372
UNITED STATES — 42.9%
430,000	Actuant Corp. - Class A	0.2	13,459,000
1,413,407	Advance Auto Parts, Inc.	2.1	118,556,579
1,600,000	Albemarle Corp.(b)	1.7	98,000,000
1,820,000	AmerisourceBergen Corp.	1.7	98,498,400
125,000	Bio-Rad Laboratories, Inc. - Class A(c)	0.3	14,968,750
2,000,000	BMC Software, Inc.(c)	1.6	90,960,000
3,291,200	CareFusion Corp.(b)(c)	1.9	110,057,728
269,500	CLARCOR, Inc.	0.3	13,933,150
2,510,000	Crown Holdings, Inc.(b)(c)	1.9	107,126,800
914,000	Energizer Holdings, Inc.	1.6	88,283,260
700,000	Fiserv, Inc.(c)	1.1	63,777,000
545,000	Flowserve Corp.	1.5	86,175,400
350,000	Harris Teeter Supermarkets, Inc.	0.3	14,626,500
563,519	Henry Schein, Inc.(c)	0.9	50,942,118
710,500	Hubbell, Inc. - Class B(b)	1.2	68,179,580
213,000	Lufkin Industries, Inc.	0.3	18,805,770
730,400	MSC Industrial Direct Co., Inc. - Class A	1.0	57,555,520
2,836,746	NetApp, Inc.(c)	1.7	98,974,068
1,828,500	Omnicom Group, Inc.	1.9	109,289,445
389,900	Raven Industries, Inc.(b)	0.2	13,081,145
400,000	Sensient Technologies Corp.(b)	0.3	15,740,000
1,175,255	Tenneco, Inc.(c)	0.8	45,447,111
250,000	TreeHouse Foods, Inc.(c)	0.3	15,927,500
450,000	Trimas Corp.(b)(c)	0.3	13,725,000
1,349,690	Tupperware Brands Corp.(b)	1.9	108,380,107
360,000	UMB Financial Corp.(b)	0.3	18,122,400
1,570,000	Varian Medical Systems, Inc.(c)	1.8	102,269,800
1,131,151	Waters Corp.(b)(c)	1.8	104,518,352
206,000	West Pharmaceutical Services, Inc.	0.2	13,155,160
1,450,000	Western Digital Corp.	1.4	80,156,000
325,000	Wolverine World Wide, Inc.	0.3	15,525,250
453,471	Xilinx, Inc.	0.3	17,191,086
17,935,889	Other Securities	9.8	559,192,713
			2,444,600,692
Total Common Stocks (Cost $3,857,862,209)			5,084,703,910

11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
INVESTMENT COMPANY — 0.5%
29,018,700	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	0.5	$29,018,700
Total Investment Company (Cost $29,018,700)			29,018,700
EXCHANGE TRADED FUNDS — 7.6%
1,915,400	iShares MSCI EAFE Small Cap Index Fund	1.5	87,208,162
1,772,100	iShares MSCI Emerging Markets Index Fund	1.4	76,714,209
119,861	iShares MSCI Japan Small Cap Index Fund	0.1	6,495,268
161,000	SPDR Russell Nomura Small Cap Japan Fund	0.2	8,351,070
1,770,000	SPDR S&P Emerging Markets Small Cap Fund	1.5	86,853,900
1,889,800	SPDR S&P International Small Cap Fund	1.0	59,358,618
400,000	Vanguard FTSE All World ex-US Small-Cap ETF	0.7	38,712,000
400,000	Vanguard Small-Cap ETF	0.6	36,568,000
550,000	WisdomTree Japan Hedged Equity Fund	0.5	26,158,000
115,000	WisdomTree Japan Small Cap Dividend Fund	0.1	5,953,550
Total Exchange Traded Funds (Cost $384,737,775)			432,372,777
RIGHTS/WARRANTS — 0.0%
1,794,725	Other Rights/Warrants	0.0	210,859
Total Rights/Warrants (Cost $16,467)			210,859

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Bank — 0.6%
$10,000,000	0.02%, 05/20/2013(e)	0.2	9,999,894
4,000,000	0.05%, 05/24/2013(e)	0.1	4,000,000
20,000,000	0.07%, 05/08/2013(e)	0.3	19,999,728
Total U.S. Government Agencies (Cost $33,999,622)			33,999,622
Principal Amount		Percentage of Net Assets (%)	Value
U.S. GOVERNMENT SECURITIES — 0.3%
U.S. Treasury Bills — 0.3%
$9,000,000	0.03%, 05/02/2013(e)	0.2	$8,999,990
9,000,000	0.04%, 05/16/2013(e)	0.1	8,999,857
Total U.S. Government Securities (Cost $17,999,847)			17,999,847

Shares
CASH SWEEP — 1.0%
58,305,154	Citibank - US Dollars on Deposit in Custody Account, 0.02%(d)	1.0	58,305,154
Total Cash Sweep (Cost $58,305,154)			58,305,154

TOTAL INVESTMENTS — 99.3% (Cost $4,381,939,774)(a)			$5,656,610,869
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			41,159,525
NET ASSETS — 100.0%			$5,697,770,394

(a)	Cost for federal income tax purposes is $4,387,247,606 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,412,737,897
Unrealized depreciation	(143,374,634)
Net unrealized appreciation	$1,269,363,263

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $490,675,680 or 8.61% of net assets.

(c)	Non-income producing security.

(d)	Rate shown represents current yield at April 30, 2013.

(e)	The rate represents the annualized yield at time of purchase.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Common stocks and Rights with a value of $3,167,969 (cost of $4,668,006) or 0.06% of net assets were fair valued by the Board of Directors.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	2.2%
Consumer Discretionary	13.6%
Consumer Staples	5.7%
Diversified Financials	1.4%
Energy	4.6%
Health Care	13.1%
Industrials	17.1%
Information Technology	13.3%
Insurance	4.0%
Materials	9.8%
Real Estate	2.8%
Telecommunication Services	0.5%
Utilities	1.1%
Other*	10.8%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

13

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	April 30, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 22.5%
AUSTRALIA — 0.5%
167,623	Amcor Ltd.	$1,718,631
40,691	ASX Ltd.	1,586,552
52,575	Australia & New Zealand Banking Group Ltd.	1,735,422
188,060	BC Iron Ltd.	670,668
151,246	BHP Billiton Ltd.	5,127,248
22,420	Commonwealth Bank of Australia	1,707,183
729,770	Emeco Holdings Ltd.	348,014
1,603,100	Grange Resources Ltd.	274,219
50,460	Iluka Resources Ltd.	468,191
113,266	JB Hi-Fi Ltd.	1,878,764
55,917	Monadelphous Group Ltd.	1,213,293
300,890	NIB Holdings Ltd.	733,041
217,310	NRW Holdings Ltd.	292,871
1,303,860	Roc Oil Co. Ltd.(b)	615,028
181,760	Skilled Group Ltd.	537,027
103,988	Sonic Healthcare Ltd.	1,429,484
276,240	St Barbara Ltd.(b)	171,827
430,677	Tatts Group Ltd.	1,459,997
316,016	Telstra Corp Ltd.	1,631,515
132,007	UGL Ltd.	1,376,726
555,620	UXC Ltd.	679,693
1,137,090	Virgin Australia Holdings Ltd.(b)	536,363
37,824	Wesfarmers Ltd.	1,700,629
52,217	Westpac Banking Corp.	1,829,706
175,260	Woolworths Ltd.	6,615,401
		36,337,493
BELGIUM — 0.1%
34,700	Colruyt SA	1,751,383
72,780	D’ieteren SA NV	3,354,668
		5,106,051
BERMUDA — 0.3%
79,739	Arch Capital Group Ltd.(b)	4,230,951
12,460	Everest Re Group Ltd.	1,681,975
400,000	Nabors Industries Ltd.	5,916,000
56,038	RenaissanceRe Holdings Ltd.	5,261,408
		17,090,334
BRAZIL — 0.1%
161,520	Brasil Brokers Participacoes SA	570,759
25,120	Cia Hering	510,875
31,610	Cosan SA Industria e Comercio	745,716
66,820	Equatorial Energia SA	707,693
45,640	Ez Tec Empreendimentos e Participacoes SA	624,349
24,480	Multiplus SA	403,524
88,340	OSX Brasil SA(b)	135,551
		3,698,467
Shares		Value
CANADA — 0.8%
169,403	Allied Properties Real Estate Investment Trust	$5,799,503
500,000	Asian Coast Development Ltd.(b)(c)(d)	0
49,100	Barrick Gold Corp.	967,915
34,141	BCE, Inc.	1,599,200
91,785	Boardwalk Real Estate Investment Trust, REIT	6,001,169
89,941	Canadian Imperial Bank of Commerce	7,192,959
60,699	Canadian National Railway Co.	5,942,471
39,738	Dundee Real Estate Investment Trust - Class A, REIT	1,459,828
310,543	First Capital Realty Inc(c)	5,998,478
57,438	Great-West Lifeco Inc.	1,559,883
34,571	IGM Financial Inc.	1,540,416
275,124	RioCan Real Estate Investment Trust, REIT	8,058,871
314,589	Shaw Communications, Inc. - Class B	7,163,305
		53,283,998
CHILE — 0.1%
8,065,727	Aguas Andinas SA - Class A	6,422,439
47,190	ENTEL Chile SA	909,832
		7,332,271
CHINA — 0.2%
3,110,415	Bank of China Ltd. - H Shares	1,454,973
1,380,000	China BlueChemical Ltd. - H Shares	841,144
2,276,507	China CITIC Bank Corp. Ltd. - H Shares	1,281,977
1,811,986	China Construction Bank Corp. - H Shares	1,517,742
1,351,098	China Petroleum & Chemical Corp. - H Shares	1,478,170
1,396,000	Dongyue Group	780,737
2,066,243	Industrial & Commercial Bank of China Ltd. - H Shares	1,453,798
581,255	Shandong Airlines Co. Ltd. - B Shares(c)	799,959
4,826,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares(c)	771,150
623,110	Shanghai Mechanical and Electrical Industry Co. Ltd. - B Shares	624,356
1,233,000	Travelsky Technology Ltd. - H Shares	783,321
1,959,000	Yangzijiang Shipbuilding Holdings Ltd.	1,510,960
904,584	Yanzhou Coal Mining Co. Ltd. - H Shares	941,868
28,020	Zhongpin, Inc.(b)	363,139
		14,603,294

14

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013 (Unaudited)

Shares		Value
FINLAND — 0.1%
49,741	Orion Oyj - Class B	$1,428*,040
204,255	Sampo Oyj - A Shares	8,150,510
		9,578,550
FRANCE — 0.5%
230,700	Etablissements Maurel et Prom	3,923,841
1,049,020	Natixis	4,600,420
64,140	Sanofi	7,029,527
65,661	Sodexo	5,483,208
175,000	Total SA - ADR	8,792,000
426,290	UBISOFT Entertainment(b)	4,755,082
		34,584,078
GERMANY — 0.1%
45,330	Bayerische Motoren Werke AG	4,181,800
8,299	Muenchener Rueckversi- cherungs AG	1,659,625
14,668	Volkswagen AG	2,851,194
		8,692,619
HONG KONG — 0.3%
1,584,000	AMVIG Holdings Ltd.(c)	612,359
199,500	China Mobile Ltd.	2,183,917
14,140,000	China Power New Energy Development Co. Ltd.(b)	801,737
978,000	China Resources Cement Holdings Ltd.	563,347
1,548,000	Guangdong Investment Ltd.	1,498,100
1,100,000	Lee & Man Chemical Co. Ltd.(c)	510,299
1,728,400	Link REIT (The)	9,788,880
794,000	Pacific Textile Holdings Ltd.	980,203
2,212,000	Pico Far East Holdings Ltd.(c)	803,830
11,160,000	Shougang Concord International Enterprises Co. Ltd.(b)	575,247
5,375,137	Shougang Fushan Resources Group Ltd.	2,098,756
1,050,000	TCL Multimedia Technology Holdings Ltd.	948,500
		21,365,175
INDIA — 0.0%
106,290	Gitanjali Gems Ltd.(b)	1,210,611
434,500	India Cements Ltd.(c)	663,827
185,240	Infotech Enterprises Ltd.(c)	594,384
		2,468,822
INDONESIA — 0.0%
1,656,500	AKR Corporindo Tbk PT	877,447
IRELAND — 0.7%
1,165,340	Seagate Technology Plc	42,767,978
600,000	Warner Chilcott Co. Plc	8,628,000
		51,395,978
ISRAEL — 0.1%
112,371	Israel Chemicals Ltd.	1,336,541

Shares		Value
ISRAEL (continued)
200,000	Teva Pharmaceutical Industries Ltd. - ADR	$7,658,000
		8,994,541
ITALY — 0.3%
84,234	Atlantia SpA	1,505,347
448,210	Autostrada Torino-Milano SpA(c)	5,341,947
71,600	DiaSorin SpA	2,685,483
453,770	Societa Iniziative Autostradali e Servizi SpA(c)	4,105,461
1,765,037	Terna Rete Elettrica Nazionale SpA	8,261,153
		21,899,391
JAPAN — 1.8%
30,300	Alfresa Holdings Corp.	1,799,631
4,501,000	ANA Holdings, Inc.	9,788,296
1	Aoyama Trading Co. Ltd.	30
23,000	Arcs Co. Ltd.	455,824
227,139	Asahi Glass Co. Ltd.	1,780,112
20,000	Asatsu-DK, Inc.	511,463
1,000	Bic Camera, Inc.	438,529
21,700	Calbee, Inc.	2,145,848
43,321	Canon, Inc.	1,553,130
13,900	Central Japan Railway Co.	1,675,386
71,000	Chugoku Bank Ltd. (The)	1,235,226
16,804	Daito Trust Construction Co. Ltd.	1,627,222
36,000	Doshisha Co. Ltd.	567,226
46,000	East Japan Railway Co.	3,878,751
37,472	Eisai Co. Ltd.	1,708,602
54,000	Elpida Memory, Inc.(b)(c)(d)	0
46,900	Exedy Corp.	1,173,883
30,400	Fields Corp.	615,890
28,000	Fuji Soft, Inc.	747,356
83,000	Fujitec Co. Ltd.	897,389
34,000	Goldcrest Co. Ltd.	1,117,813
22,000	G-Tekt Corp.	692,825
8,000	Hakuhodo DY Holdings, Inc.	658,973
17,000	Hamakyorex Co. Ltd.	602,503
32,800	Hisamitsu Pharmaceutical Co., Inc.	1,927,927
106,000	Hokuetsu Kishu Paper Co. Ltd.	470,821
1	Hoshizaki Electric Co. Ltd.	33
128,691	ITOCHU Corp.	1,590,734
31,300	Itochu Techno-Solutions Corp.	1,486,577
792	Japan Retail Fund Investment Corp., REIT	1,876,719
800	Jupiter Telecommunications Co. Ltd.	1,006,924
1	Kaken Pharmaceutical Co. Ltd.	18
27,000	Kato Sangyo Co. Ltd.	572,488
606,200	Kewpie Corp.	9,147,255
53,000	Konaka Co. Ltd.	733,415
12,000	Kusuri No Aoki Co. Ltd.	875,212
1	KYORIN Holdings, Inc.	27

15

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013 (Unaudited)

Shares		Value
JAPAN (continued)
1	Lawson, Inc.	$79
24,000	Macnica, Inc.	489,922
39,400	McDonald’s Holdings Co. Japan Ltd.	1,149,040
100,896	Mitsui & Co. Ltd.	1,384,817
157,000	Mitsui-Soko Co. Ltd.	1,067,764
27,000	Nagawa Co. Ltd.(c)	444,530
40,000	NET One Systems Co. Ltd.	350,003
78,000	NGK Spark Plug Co. Ltd.	1,313,002
328,000	Nippon Express Co. Ltd.	1,705,862
40,000	Nippon Television Network Corp.	706,160
121,000	Nissan Tokyo Sales Holdings Co. Ltd.	417,049
80,900	Nomura Research Institute Ltd.	2,435,672
1,024	NTT DOCOMO, Inc.	1,691,173
84,000	Okabe Co. Ltd.	869,426
25,700	Oracle Corp. Japan	1,100,657
22,100	Oriental Land Co. Ltd.	3,572,816
295,600	Otsuka Holdings Co. Ltd.	10,643,237
15,000	Relo Holdings, Inc.	841,668
523,750	Resona Holdings, Inc.	2,793,763
126,000	Riken Corp.	507,955
17,600	Ryohin Keikaku Co. Ltd.	1,660,973
116,000	San-Ai Oil Co. Ltd.(c)	533,087
43,400	Santen Pharmaceutical Co. Ltd.	2,172,560
90,000	Sanyo Denki Co. Ltd.	683,182
18,800	Sawai Pharmaceutical Co. Ltd.	2,426,055
31,000	SCSK Corp.	691,009
56,000	Showa Corp.	811,694
1,000	SKY Perfect JSAT Holdings, Inc.	502,641
121,233	Sumitomo Corp.	1,512,226
885,100	Sumitomo Osaka Cement Co. Ltd.	2,651,169
1	Suzuken Co. Ltd.	39
69,000	Tadano Ltd.	863,517
51,000	Takara Leben Co. Ltd.	1,047,361
208,500	Toho Gas Co. Ltd.	1,240,499
20,000	Tokai Corp.	610,555
12,000	Token Corp.	771,811
50,000	Tokyo Broadcasting System Holdings, Inc.	790,378
888,000	Tokyo Gas Co. Ltd.	5,064,656
542,020	TonenGeneral Sekiyu KK	5,471,074
253,000	Tosoh Corp.	833,082
162,400	Toyo Construction Co. Ltd.	491,440
21,000	Toyo Tanso Co. Ltd.	458,409
54,000	Tsukui Corp.	802,647
1	Unipres Corp.	22
24,000	Universal Entertainment Corp.	601,939
77,400	West Japan Railway Co.	3,739,591
88,400	Yamazaki Baking Co. Ltd.	1,155,271
35,000	Yellow Hat Ltd.	700,826
		127,132,366
Shares		Value
JERSEY CHANNEL ISLANDS — 0.0%
1,850,620	Highland Gold Mining Ltd.(c)	$2,421,902
LUXEMBOURG — 0.0%
44,207	Oriflame Cosmetics SA - SDR	1,600,880
MALAYSIA — 0.4%
680,800	Hap Seng Plantations Holdings Berhad	606,399
517,567	Malayan Banking Berhad	1,636,481
3,595,211	Maxis Berhad	7,988,045
1,157,700	Public Bank Berhad	6,247,965
499,600	Ta Ann Holdings Berhad(c)	573,083
2,194,900	Telekom Malaysia Berhad	3,982,201
1,497,699	UMW Holdings Berhad	7,039,308
		28,073,482
MEXICO — 0.0%
1,258,810	Desarrolladora Homex SAB de CV(b)	1,021,164
NETHERLANDS — 0.1%
84,311	Heineken NV	5,953,612
43,478	Royal Dutch Shell Plc - B Shares	1,521,599
		7,475,211
NEW ZEALAND — 0.0%
730,620	New Zealand Oil & Gas Ltd.(c)	513,525
NORWAY — 0.2%
366,410	Gjensidige Forsikring ASA	5,902,972
224,335	Statoil ASA	5,473,673
69,340	Yara International ASA	3,246,649
		14,623,294
PAKISTAN — 0.0%
568,190	Engro Corp. Ltd.	775,022
1,657,640	Fauji Fertilizer Bin Qasim Ltd.	640,553
1,246,000	HUB Power Co.	682,917
		2,098,492
POLAND — 0.1%
70,700	Grupa Lotos SA(b)	849,559
13,870	KGHM Polska Miedz SA	649,638
346,440	Synthos SA	516,396
179,580	Zaklady Chemiczne Police SA(c)	1,193,468
		3,209,061
PORTUGAL — 0.2%
468,125	EDP - Energias de Portugal SA	1,609,058
1,332,670	Portucel SA(c)	4,838,701
685,980	Portugal Telecom SGPS SA	3,578,374
		10,026,133
PUERTO RICO — 0.1%
124,680	OFG BanCorp.	2,003,608

16

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
PUERTO RICO (continued)
64,710	Triple-S Management Corp. - Class B(b)	$1,166,721
		3,170,329
SINGAPORE — 0.7%
550,000	Avago Technologies Ltd.	17,578,000
5,410,000	Mapletree Commercial Trust, REIT(c)	6,434,724
800,000	Metro Holdings Ltd.	597,548
6,186,000	Singapore Post Ltd.(c)	6,478,802
2,247,024	Singapore Press Holdings Ltd.	8,136,500
1,152,000	Stamford Land Corp. Ltd.(c)	556,499
1,865,000	StarHub Ltd.	7,162,012
		46,944,085
SOUTH AFRICA — 0.3%
304,640	Aeci Ltd.(c)	3,408,464
1	AngloGold Ashanti Ltd.	19
234,488	Bidvest Group Ltd.	6,097,968
75,802	Exxaro Resources Ltd.	1,188,791
110,719	Foschini Group Ltd. (The)	1,418,921
22,600	Gold Fields Ltd.	160,858
21,892	Kumba Iron Ore Ltd.	1,154,627
1,196,968	Sanlam Ltd.	6,134,569
33,305	Sasol Ltd.	1,439,425
72,200	Sibanye Gold Ltd.(b)	68,390
		21,072,032
SOUTH KOREA — 0.1%
67,000	Daishin Securities Co. Ltd.	568,219
54,550	Halla Engineering & Construction Corp.	292,241
7,930	Kia Motors Corp.	394,592
11,510	Korean Air Lines Co. Ltd.(b)	368,930
21,401	KT&G Corp.	1,540,996
5,030	Kumho Petrochemical Co. Ltd.	435,267
3,010	OCI Co. Ltd.	386,738
17,440	Seah Besteel Corp.	477,450
9,156	SK Telecom Co. Ltd.	1,608,722
		6,073,155
SPAIN — 0.1%
64,440	Acciona SA	4,221,998
124,477	Indra Sistemas SA	1,673,726
28,180	Red Electrica Corp. SA	1,498,940
		7,394,664
SWEDEN — 0.2%
207,246	Investor AB - B Shares	6,107,650
61,069	NCC AB - B Shares	1,446,385
93,082	Tele2 AB - B Shares	1,595,638
220,576	TeliaSonera AB	1,517,576
		10,667,249
SWITZERLAND — 0.3%
44,200	Allied World Assurance Co. Holdings AG	4,013,802

Shares		Value
SWITZERLAND (continued)
4,982	Givaudan SA	$6,408,337
84,998	Nestle SA	6,069,980
63,575	PSP Swiss Property AG	5,965,712
		22,457,831
TAIWAN — 0.4%
854,900	Chunghwa Telecom Co. Ltd.	2,717,187
2,002,200	Compal Electronics, Inc.	1,295,813
1,699,000	Continental Holdings Corp.(c)	647,660
1,289,348	Far Eastern New Century Corp.	1,387,124
914,000	Formosa Advanced Technologies Co. Ltd.(c)	684,447
563,070	Formosa Chemicals & Fibre Corp.	1,318,384
556,031	Formosa Plastics Corp.	1,349,004
69,000	HTC Corp.	703,748
1	Macronix International	0
1,345,000	Micro-Star International Co. Ltd.	628,931
654,154	Quanta Computer, Inc.	1,352,107
404,386	Radiant Opto-Electronics Corp.	1,644,291
500,000	Silicon Motion Technology Corp. - ADR	5,450,000
336,989	Simplo Technology Co. Ltd.	1,433,048
728,028	Synnex Technology International Corp.	1,230,977
1,136,207	Taiwan Cement Corp.	1,509,193
427,716	Taiwan Mobile Co. Ltd.	1,557,992
408,000	Taiwan Prosperity Chemical Corp.	453,456
67,700	TPK Holding Co. Ltd.	1,374,095
3,919,163	United Microelectronics Corp.	1,493,988
4,444,000	Winbond Electronics Corp.(b)	1,234,779
1,329,820	Wistron Corp.	1,349,556
		30,815,780
THAILAND — 0.1%
408,300	Advanced Info Service Public Co. Ltd. - FOR(c)	3,756,082
390,800	Bangchak Petroleum Public Co. Ltd.	482,675
121,569	Banpu Public Co. Ltd. - FOR	1,412,437
		5,651,194
TURKEY — 0.0%
2	Enka Insaat ve Sanayi AS	6
1,262,116	Eregli Demir ve Celik Fabrikalari TAS	1,443,223
271,730	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	676,009
		2,119,238
UNITED KINGDOM — 0.8%
77,356	Admiral Group Plc	1,539,262
31,727	AstraZeneca Plc	1,647,289
143,168	British American Tobacco Plc	7,930,428

17

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,377,810	Carphone Warehouse Group Plc(c)	$5,029,520
198,252	Diageo Plc	6,048,231
41,548	Imperial Tobacco Group Plc	1,484,387
108,498	Lancashire Holdings Ltd.	1,426,652
370,590	Mondi Plc	4,901,711
141,249	Pennon Group Plc	1,504,050
88,359	Reckitt Benckiser Group Plc	6,445,375
87,300	Smith & Nephew Plc	996,037
260,307	Tesco Plc	1,480,520
148,787	Unilever Plc	6,438,955
551,495	Vodafone Group Plc	1,680,776
727,109	WM Morrison Supermarkets Plc	3,299,137
		51,852,330
UNITED STATES — 12.4%
57,725	3M Co.	6,044,385
69,500	Abbott Laboratories	2,565,940
35,040	Allstate Corp. (The)	1,726,070
100,000	American Capital Agency Corp., REIT	3,331,000
1,080,640	American International Group, Inc.(b)	44,760,109
28,210	America’s Car-Mart, Inc.(b)	1,305,277
24,010	Ameriprise Financial, Inc.	1,789,465
23,100	Amgen, Inc.	2,407,251
15,030	Apache Corp.	1,110,416
114,000	Apple, Inc.	50,473,500
1,220,060	Applied Materials, Inc.	17,703,071
36,940	Arrow Electronics, Inc.(b)	1,449,156
26,060	Ascent Capital Group, Inc. - Class A(b)	1,732,729
2,950,000	Bank of America Corp.	36,314,500
59,420	Bank of New York Mellon Corp. (The)	1,676,832
67,150	Becton Dickinson and Co.	6,332,245
250,000	Bill Barrett Corp.(b)	4,965,000
84,800	Blucora, Inc.(b)	1,252,496
96,100	BMC Software, Inc.(b)	4,370,628
40,617	Bristol-Myers Squibb Co.	1,613,307
219,390	Brocade Communications Systems, Inc.(b)	1,276,850
169,390	Brooks Automation, Inc.	1,646,471
139,200	Campbell Soup Co.	6,460,272
186,840	CapitalSource, Inc.	1,672,218
61,340	CF Industries Holdings, Inc.	11,440,523
32,300	Chemed Corp.	2,636,326
17,940	Chubb Corp. (The)	1,579,976
283,600	Cisco Systems, Inc.	5,932,912
150,000	Citigroup, Inc.	6,999,000
141,505	Clorox Co. (The)	12,204,806
136,840	CNO Financial Group, Inc.	1,549,029
125,000	Coach, Inc.	7,357,500
54,280	Coeur d’Alene Mines Corp.(b)	827,227
26,550	Coinstar, Inc.(b)	1,402,106
54,623	Colgate-Palmolive Co.	6,522,532

Shares		Value
UNITED STATES (continued)
85,070	Computer Task Group, Inc.	$1,745,636
56,018	Consolidated Edison, Inc.	3,565,546
25,020	Contango Oil & Gas Co.	941,252
400,000	Corning, Inc.	5,800,000
76,070	Crocs, Inc.(b)	1,218,641
31,861	Darden Restaurants, Inc.	1,644,983
52,440	Delek US Holdings, Inc.	1,892,560
776,000	Dell, Inc.	10,398,400
43,880	Deluxe Corp.	1,673,583
272,040	Denny’s Corp.(b)	1,542,467
72,580	Destination Maternity Corp.	1,723,775
23,003	Digital Realty Trust, Inc., REIT	1,622,172
225,000	Dollar General Corp.(b)	11,720,250
30,330	Dr Pepper Snapple Group, Inc.	1,481,014
21,695	Duke Energy Corp.	1,631,464
161,573	El Paso Pipeline Partners LP	6,921,787
73,720	Employers Holdings, Inc.	1,669,758
26,949	Enterprise Products Partners LP	1,634,457
39,050	ePlus, Inc.(c)	1,775,994
300,000	Exelis, Inc.	3,351,000
1,500	Exelon Corp.	56,265
263,300	Family Dollar Stores, Inc.	16,158,721
547,300	Freeport-McMoRan Copper & Gold, Inc.	16,654,339
72,600	FTI Consulting, Inc.(b)	2,404,512
2,700	GameStop Corp. - Class A	94,230
139,109	General Mills, Inc.	7,013,876
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
34,795	Genesis Energy LP	1,672,596
35,200	Gilead Sciences, Inc.(b)	1,782,528
11,500	Goldman Sachs Group, Inc. (The)	1,679,805
885,800	Hewlett-Packard Co.	18,247,480
166,080	hhgregg, Inc.(b)	2,243,741
134,010	HollyFrontier Corp.	6,626,795
127,059	IDACORP, Inc.	6,252,573
425,000	Intel Corp.	10,178,750
175,510	iStar Financial, Inc.(b)	2,049,957
32,900	Jack in the Box, Inc.(b)	1,179,465
99,900	Kellogg Co.	6,497,496
173,093	Kimberly-Clark Corp.	17,861,467
150,000	Kohl’s Corp.	7,059,000
817,560	Kulicke & Soffa Industries, Inc.(b)	9,450,994
17,600	Lancaster Colony Corp.	1,389,168
130,290	Landec Corp.(b)	1,747,189
48,230	Legacy Reserves LP	1,286,535
51,100	Legg Mason, Inc.	1,628,046
105,500	Lexmark International, Inc. - Class A	3,197,705
32,320	Lincoln Electric Holdings, Inc.	1,705,203
55,140	Lincoln National Corp.	1,875,311
40,508	LINN Energy LLC	1,564,014
24,920	Littelfuse, Inc.	1,739,914
37,444	Lorillard, Inc.	1,605,973

18

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
UNITED STATES (continued)
47,755	Main Street Capital Corp.	$1,435,515
93,133	McCormick & Co., Inc.	6,699,988
62,465	McDonald’s Corp.	6,380,175
39,704	Mercury General Corp.	1,814,870
1,125,500	MGM Resorts International(b)	15,892,060
525,000	Microsoft Corp.	17,377,500
473,500	Morgan Stanley	10,488,025
250,000	Mosaic Co. (The)	15,397,500
350,000	Myriad Genetics, Inc.(b)	9,747,500
57,130	NASDAQ OMX Group, Inc. (The)	1,684,192
29,580	National Healthcare Corp.(c)	1,373,399
57,060	Nelnet, Inc. - Class A	1,940,040
1,134,700	NetApp, Inc.(b)	39,589,683
11,890	Netflix, Inc.(b)	2,569,072
355,000	Newmont Mining Corp.	11,502,000
141,840	Nexstar Broadcasting Group, Inc. - Class A	3,453,804
73,450	Northern Oil and Gas, Inc.(b)	946,771
20,020	Northrop Grumman Corp.	1,516,315
100,000	Nu Skin Enterprises, Inc. - Class A	5,073,000
2,314,000	NVIDIA Corp.	31,863,780
257,500	Occidental Petroleum Corp.	22,984,450
25,411	ONEOK Partners LP	1,374,735
39,470	Patterson Cos., Inc.	1,497,887
222,870	Paychex, Inc.	8,114,697
156,800	People’s United Financial, Inc.	2,063,488
81,626	PepsiCo, Inc.	6,731,696
125,633	Plains All American Pipeline LP	7,213,847
42,670	PPG Industries, Inc.	6,278,464
240,000	PPL Corp.(b)	13,680,000
78,231	Procter & Gamble Co. (The)	6,005,794
47,580	Protective Life Corp.	1,810,895
154,920	Provident New York BanCorp.	1,400,477
100,000	QUALCOMM, Inc.	6,162,000
300,000	Questcor Pharmaceuticals, Inc.	9,222,000
106,600	Resources Connection, Inc.	1,210,976
45,940	Royal Caribbean Cruises Ltd.	1,678,188
135,340	Rudolph Technologies, Inc.(b)	1,579,418
187,870	SandRidge Energy, Inc.(b)	965,652
40,450	Schweitzer-Mauduit International, Inc.	1,629,731
300,000	Select Comfort Corp.(b)	6,366,000
19,217	Silver Bay Realty Trust Corp., REIT	366,660
560,910	Sirius XM Radio, Inc.	1,822,958
83,550	SLM Corp.	1,725,308
112,690	Spectrum Pharmaceuticals, Inc.	835,033
101,180	St. Jude Medical, Inc.	4,170,640
31,500	State Street Corp.	1,841,805
20,150	Strayer Education, Inc.	954,304
30,600	Sunoco Logistics Partners LP	1,900,566
116,960	Systemax, Inc.(c)	1,071,354
34,239	TAL International Group, Inc.	1,417,495
35,911	Targa Resources Partners LP	1,630,359

Shares		Value
UNITED STATES (continued)
5,923	Terra Nitrogen Co. LP	$1,267,226
33,720	Tesoro Corp.	1,800,648
2,400	Texas Instruments, Inc.	86,904
40,350	Thor Industries, Inc.	1,496,582
31,580	Time Warner, Inc.	1,887,852
39,600	TJX Cos., Inc.	1,931,292
37,520	Transmontaigne Partners LP	1,797,208
78,040	Tredegar Corp.	2,309,984
393,600	Two Harbors Investment Corp., REIT	4,715,328
61,520	Unisys Corp.(b)	1,176,878
65,779	United Technologies Corp.	6,004,965
24,850	United Therapeutics Corp.(b)	1,659,483
100,000	UnitedHealth Group, Inc.	5,993,000
32,751	UNS Energy Corp.	1,668,991
155,100	Vaalco Energy, Inc.(b)	1,042,272
571,520	Vonage Holdings Corp.(b)	1,743,136
69,010	W&T Offshore, Inc.	806,037
13,700	Wal-Mart Stores, Inc.	1,064,764
1,200,000	Weatherford International Ltd.(b)	15,348,000
150,000	Western Digital Corp.	8,292,000
2,540	White Mountains Insurance Group Ltd.	1,468,907
28,371	Williams Partners LP	1,550,475
17,900	World Acceptance Corp.(b)	1,590,594
36,000	WR Berkley Corp.	1,563,120
47,900	Yahoo!, Inc.(b)	1,184,567
		861,450,541
Total Common Stocks (Cost $1,454,359,503)		1,565,172,447
EXCHANGE TRADED FUNDS — 1.1%
UNITED STATES — 1.1%
264,800	iShares FTSE China 25 Index Fund	9,993,552
384,960	iShares MSCI Canada Index Fund	10,786,579
100,000	iShares MSCI EAFE Index Fund	6,194,000
180,800	iShares MSCI Emerging Markets Index Fund	7,826,832
400,000	iShares MSCI Germany Index Fund	10,188,000
100,000	iShares MSCI South Korea Index Fund	5,842,000
5,000	SPDR Gold Shares	713,850
140,000	SPDR S&P 500 ETF Trust	22,355,200
Total Exchange Traded Funds (Cost $64,595,046)		73,900,013
PREFERRED STOCKS — 0.0%
UNITED STATES — 0.0%
125,000	Fannie Mae	577,688

19

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
UNITED STATES (continued)
150,000	Freddie Mac	$715,875
Total Preferred Stocks (Cost $3,898,310)		1,293,563

Principal Amount		Value
BANK LOANS — 0.7%
UNITED STATES — 0.7%
$1,000,000	AlixPartners LLP, Initial Loan (Second Lien), 9.50%, 11/30/19(e)	$1,021,250
139,300	AlixPartners LLP, Refinancing Term Loan B-2, 3.25%, 06/30/19(e)	140,737
1,980,000	Allison Transmission, Inc., Term B-3 Loan, 3.25%, 08/23/19(e)	2,007,225
4,416,930	Asurion LLC, Incremental Tranche B-1 Term Loan, 3.25%, 05/24/19(e)	4,535,242
1,718,125	Bausch & Lomb, Inc., Parent Term Loan, 4.25%, 05/17/19(e)	1,726,447
1,492,500	Cannery Casino Resorts LLC, Term Loan (First Lien), 4.75%, 06/12/18(c)(e)	1,522,972
7,200,000	Cheasapeake Energy Corp., Term Loan, 4.50%, 12/02/17(e)	7,445,254
2,194,500	Compass Investors, Inc., Initial Term Loan, 4.00%, 05/04/14(e)	2,219,188
2,905,280	Cumulus Media Holdings, Inc., Second Lien Term Loan, 6.00%, 09/16/19(e)	3,014,228
1,246,875	Getty Images, Inc., Initial Term Loan, 3.50%, 10/03/19(e)	1,263,825
1,226,300	Infor US, Inc., Tranche B-2 Term Loan, 4.00%, 04/05/18(e)	1,235,115
1,250,000	Kronos, Inc., Second Lien Term Loan, 8.50%, 04/26/20(e)	1,318,750
5,273,500	McJunkin Red Man Corp., Term Loan, 5.00%, 10/24/19(e)	5,359,194
847,875	MGM Resorts International, Term Loan B, 3.25%, 12/20/19(e)	860,239
3,000,000	Nuveen Investments, Inc., Second Lien Term Loan, 0.14%, 02/23/19(e)	3,060,000
2,244,375	Peninsula Gaming LLC, Term B Loan, 6.75%, 07/03/17(e)	2,274,299

Principal Amount			Value
UNITED STATES (continued)
$4,150,000		Quintiles Transnational Corp., Term Loan, 7.50%, 02/21/17(e)	$4,243,375
1,044,890		RBS Global, Inc./Rexnord LLC, Term Loan B, 3.50%, 04/01/18(e)	1,052,936
1,240,641		Savers, Inc, New Term Loan, 3.75%, 07/09/19(e)	1,258,217
1,500,000		Station Casinos, Inc., Term Loan B, 1.00%, 02/13/20(e)	1,517,187
266,053		Valeant Pharmaceuticals International, Inc., Series D-1 Tranche B Term Loan, 2.75%, 02/13/19(e)	268,714
2,977,500		WideOpenWest Finance LLC, Term Loan, 3.75%, 07/12/18(e)	3,003,967
Total Bank Loans (Cost $48,886,793)			50,348,361
CORPORATE BONDS — 20.8%
AUSTRALIA — 0.1%
3,000,000		FMG Resources Pty Ltd., 8.25%, 11/01/19(f)	3,300,000
1,050,000		FMG Resources Pty Ltd., 6.88%, 04/01/22(f)	1,126,125
			4,426,125
AUSTRIA — 0.0%
5,218,800	(g)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(h)	0
8,000,000	(g)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(h)	0
			0
BELGIUM — 0.1%
4,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(n)	3,948,000
BERMUDA — 0.1%
7,000,000	(i)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(h)(j)	1,136,640
5,500,000		Seadrill Ltd., 5.63%, 09/15/17(f)	5,623,750
			6,760,390
CANADA — 0.7%
1,500,000		Cascades, Inc., 7.75%, 12/15/17	1,601,250
1,250,000		Cascades, Inc., 7.88%, 01/15/20	1,350,000
8,500,000		Detour Gold Corp., Cnv., 5.50%, 11/30/17(c)	7,575,625
4,750,000		Mood Media Corp., 9.25%, 10/15/20(f)	4,726,250

20

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount			Value
CANADA (continued)
$4,000,000		PetroBakken Energy Ltd., 8.63%, 02/01/20(f)	$4,120,000
7,000,000		Petrominerales Ltd., Cnv., 3.25%, 06/12/17(n)	5,650,400
1,750,000		Precision Drilling Corp., 6.63%, 11/15/20	1,885,625
3,250,000		Precision Drilling Corp., 6.50%, 12/15/21	3,518,125
1,164,000		Quebecor Media, Inc., 7.75%, 03/15/16	1,185,825
4,500,000		Quebecor Media, Inc., 5.75%, 01/15/23(f)	4,691,250
7,000,000		Silver Standard Resources, Inc., Cnv., 2.88%, 02/01/33(f)	5,341,875
3,000,000		Telesat Canada/Telesat LLC, 6.00%, 05/15/17(f)	3,195,000
2,500,000		Videotron Ltd., 9.13%, 04/15/18	2,631,250
			47,472,475
CAYMAN ISLANDS — 0.2%
4,000,000		Polarcus Ltd., Cnv., 2.88%, 04/27/16	3,950,800
4,050,000		UPCB Finance V Ltd., 7.25%, 11/15/21(f)	4,515,750
2,950,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(f)	3,237,625
			11,704,175
FRANCE — 0.1%
3,175,000		Cie Generale de Geophysique-Veritas, 6.50%, 06/01/21	3,365,500
225,000		Cie Generale de Geophysique-Veritas, 9.50%, 05/15/16	236,812
1,100,000		Cie Generale de Geophysique-Veritas, 7.75%, 05/15/17	1,133,000
125,000	(g)	Faurecia SA, Cnv., 4.50%, 01/01/15	3,338,469
			8,073,781
GERMANY — 0.0%
3,500,000		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 01/15/23(f)	3,622,500
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(h)(j)	1,133,154
IRELAND — 0.1%
3,000,000		Ardagh Packaging Finance Plc, 9.13%, 10/15/20(f)	3,390,000

Principal Amount			Value
IRELAND (continued)
$600,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 7.38%, 10/15/17(f)	$660,750
2,900,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 9.13%, 10/15/20(f)	3,262,500
			7,313,250
LUXEMBOURG — 0.2%
4,732,000		ArcelorMittal, 5.75%, 08/05/20	5,005,784
500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(f)	587,328
2,475,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,747,250
1,700,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,916,750
3,908,000		Intelsat Luxembourg SA, 11.25%, 02/04/17	4,162,020
1,250,000		Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(f)	1,340,625
			15,759,757
NETHERLANDS — 0.3%
8,000,000	(g)	Celesio Finance BV, Cnv., 3.75%, 10/29/14	10,846,404
3,750,000		Sensata Technologies BV, 6.50%, 05/15/19(f)	4,087,500
5,000,000	(g)	Volkswagen International Finance NV, Cnv., 5.50%, 11/09/15(f)	6,781,702
			21,715,606
PUERTO RICO — 0.1%
4,250,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	4,611,250
SOUTH AFRICA — 0.2%
119,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	16,888,226
SOUTH KOREA — 0.1%
28,890,000	(g)	Export-Import Bank of Korea, 1.45%, 05/19/14(f)	4,463,540
SWITZERLAND — 0.0%
2,500,000		Dufry Finance SCA, 5.50%, 10/15/20(f)	2,608,620
UNITED KINGDOM — 0.2%
3,600,000	(g)	TUI Travel Plc, Cnv., 4.90%, 04/27/17	6,249,127

21

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
UNITED KINGDOM (continued)
$1,700,000	Virgin Media Finance Plc, 4.88%, 02/15/22	$1,734,000
2,600,000	Virgin Media Finance Plc, 5.25%, 02/15/22	2,652,000
		10,635,127
UNITED STATES — 18.3%
600,000	Accuray, Inc., Cnv., 3.75%, 08/01/16	522,750
2,350,000	ADS Waste Holdings, Inc., 8.25%, 10/01/20(f)	2,567,375
15,000,000	Alere, Inc., Cnv., 3.00%, 05/15/16	14,868,750
1,500,000	Allbritton Communications Co., 8.00%, 05/15/18	1,627,500
3,250,000	Alliance Data Systems Corp., 5.25%, 12/01/17(f)	3,388,125
4,250,000	Alliance Data Systems Corp., 6.38%, 04/01/20(f)	4,590,000
2,250,000	Allison Transmission, Inc., 7.13%, 05/15/19(f)	2,444,062
2,250,000	AMC Networks, Inc., 7.75%, 07/15/21	2,587,500
2,750,000	AMC Networks, Inc., 4.75%, 12/15/22	2,825,625
5,250,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	5,866,875
1,750,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/19	1,894,375
7,750,000	Ameristar Casinos, Inc., 7.50%, 04/15/21	8,641,250
14,000,000	Annaly Capital Management, Inc., Cnv., REIT, 5.00%, 05/15/15	14,533,750
1,000,000	Apollo Investment Corp., Cnv., 5.75%, 01/15/16	1,066,875
6,000,000	Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,435,000
4,750,000	Ashtead Capital, Inc., 6.50%, 07/15/22(f)	5,236,875
4,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	4,445,000
1,350,000	Belden, Inc., 6.50%, 10/01/20(f)	1,410,750
4,400,000	Belden, Inc., 5.50%, 09/01/22(f)	4,532,000
3,250,000	Bill Barrett Corp., 7.63%, 10/01/19	3,542,500
1,250,000	Bill Barrett Corp., 7.00%, 10/15/22	1,343,750
5,650,000	Biomet, Inc., 6.50%, 08/01/20(f)	6,158,500
Principal Amount		Value
UNITED STATES (continued)
$5,000,000	Blucora, Inc., Cnv., 4.25%, 04/01/19(f)	$5,131,250
1,250,000	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.00%, 04/01/20	1,403,125
1,250,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	1,346,875
3,200,000	Boyd Gaming Corp., 7.13%, 02/01/16	3,240,000
2,050,000	Boyd Gaming Corp., 9.13%, 12/01/18	2,275,500
3,050,000	BroadSoft, Inc., Cnv., 1.50%, 07/01/18	3,095,750
1,500,000	Building Materials Corp. of America, 6.75%, 05/01/21(f)	1,661,250
900,000	Cablevision Systems Corp., 7.75%, 04/15/18	1,024,875
1,000,000	Cablevision Systems Corp., 8.00%, 04/15/20	1,150,000
5,600,000	Cablevision Systems Corp., 5.88%, 09/15/22	5,670,000
10,000,000	Cadence Design Systems, Inc., Series B, Cnv., 1.50%, 12/15/13	10,025,000
1,700,000	Calpine Corp., 7.88%, 07/31/20(f)	1,925,250
4,800,000	Calpine Corp., 7.50%, 02/15/21(f)	5,424,000
5,750,000	Catalent Pharma Solutions, Inc., 7.88%, 10/15/18(f)	5,857,812
1,000,000	CBIZ, Inc., Cnv., 4.88%, 10/01/15(f)	1,100,625
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 01/15/19	651,750
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	1,122,500
3,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	3,526,250
1,225,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	1,347,500
2,425,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	2,470,469
1,300,000	CDW LLC/CDW Finance Corp., 8.00%, 12/15/18	1,457,625
4,200,000	CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	4,709,250
4,000,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21(f)	4,090,000

22

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$500,000	Cemex Finance LLC, 9.50%, 12/14/16(f)	$537,500
1,000,000	Central Garden and Pet Co., 8.25%, 03/01/18	1,046,250
5,200,000	CenturyLink, Inc., 5.80%, 03/15/22	5,504,205
1,000,000	CenturyLink, Inc., Series S, 6.45%, 06/15/21	1,107,146
8,000,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., 6.38%, 09/15/20(f)	8,520,000
250,000	Chaparral Energy, Inc., 8.25%, 09/01/21	282,500
2,000,000	Chaparral Energy, Inc., 7.63%, 11/15/22	2,210,000
6,000,000	Charles River Laboratories International, Inc., Cnv., 2.25%, 06/15/13	5,992,561
3,500,000	Choice Hotels International, Inc., 5.75%, 07/01/22	3,920,000
1,350,000	CHS/Community Health Systems, Inc., 5.13%, 08/15/18	1,444,500
19,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	17,337,500
4,250,000	Cimarex Energy Co., 5.88%, 05/01/22	4,632,500
2,500,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	2,675,000
950,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	969,000
1,200,000	CIT Group, Inc., 4.25%, 08/15/17	1,272,000
1,150,000	CIT Group, Inc., 5.25%, 03/15/18	1,270,750
1,650,000	CIT Group, Inc., 5.00%, 08/15/22	1,845,243
2,000,000	Clean Harbors, Inc., 5.25%, 08/01/20	2,115,000
1,500,000	Clean Harbors, Inc., 5.13%, 06/01/21(f)	1,571,250
7,000,000	CommScope, Inc., 8.25%, 01/15/19(f)	7,647,500
9,500,000	Comtech Telecommunications Corp., Cnv., 3.00%, 05/01/29(c)	9,695,937
1,000,000	Crown Castle International Corp., 7.13%, 11/01/19	1,097,500
5,750,000	Crown Castle International Corp., 5.25%, 01/15/23	6,023,125
500,000	CSC Holdings LLC, 6.75%, 11/15/21	571,250
Principal Amount		Value
UNITED STATES (continued)
$9,500,000	CSG Systems International, Inc., Cnv., 3.00%, 03/01/17(f)	$10,770,625
5,000,000	Cumulus Media Holdings, Inc., 7.75%, 05/01/19	5,100,000
3,250,000	DaVita, Inc., 6.63%, 11/01/20	3,562,812
4,250,000	DaVita, Inc., 5.75%, 08/15/22	4,526,250
3,000,000	Del Monte Corp., 7.63%, 02/15/19	3,198,750
2,250,000	Delphi Corp., 6.13%, 05/15/21	2,517,187
7,000,000	DFC Global Corp., Cnv., 3.25%, 04/15/17(f)	6,912,500
7,000,000	Digital River, Inc., Cnv., 2.00%, 11/01/30	6,855,625
4,950,000	DISH DBS Corp., 6.75%, 06/01/21	5,346,000
4,050,000	DISH DBS Corp., 5.88%, 07/15/22	4,131,000
500,000	DISH DBS Corp., 5.00%, 03/15/23(f)	485,000
750,000	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 06/01/19	808,125
18,000,000	Electronic Arts, Inc., Cnv., 0.75%, 07/15/16	17,527,500
1,000,000	Endo Health Solutions, Inc., 7.00%, 07/15/19	1,095,000
1,500,000	Endo Health Solutions, Inc., 7.00%, 12/15/20	1,646,250
2,000,000	Endo Health Solutions, Inc., 7.25%, 01/15/22	2,192,500
3,000,000	Equinix, Inc., 7.00%, 07/15/21	3,397,500
4,250,000	Exterran Holdings, Inc., 7.25%, 12/01/18	4,584,687
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,605,000
1,000,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	1,052,500
5,000,000	Forest City Enterprises, Inc., Cnv., 4.25%, 08/15/18	5,646,875
1,841,000	Frac Tech Services LLC/Frac Tech Finance, Inc., 8.13%, 11/15/18(f)	1,969,870
2,652,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(f)	2,937,090
900,000	Fresenius Medical Care US Finance II, Inc., 5.63%, 07/31/19(f)	1,005,750

23

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$3,400,000	Fresenius Medical Care US Finance II, Inc., 5.88%, 01/31/22(f)	$3,893,000
2,950,000	Fresenius Medical Care US Finance, Inc., 5.75%, 02/15/21(f)	3,355,625
1,100,000	Frontier Communications Corp., 7.13%, 03/15/19	1,201,750
2,750,000	Frontier Communications Corp., 8.50%, 04/15/20	3,162,500
1,900,000	Frontier Communications Corp., 7.13%, 01/15/23	1,966,500
5,000,000	FTI Consulting, Inc., 6.75%, 10/01/20	5,443,750
799,000	FTI Consulting, Inc., 6.00%, 11/15/22(f)	852,933
2,500,000	GCI, Inc., 6.75%, 06/01/21	2,387,500
1,650,000	General Cable Corp., 5.75%, 10/01/22(f)	1,707,750
14,500,000	General Cable Corp., Cnv., 0.88%, 11/15/13	14,472,812
1,500,000	GenOn Americas Generation LLC, 8.50%, 10/01/21	1,777,500
1,150,000	Geo Group, Inc. (The), 7.75%, 10/15/17	1,224,750
2,850,000	Geo Group, Inc. (The), 6.63%, 02/15/21	3,156,375
3,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	3,836,250
700,000	Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	756,875
4,000,000	Greenbrier Cos., Inc., Cnv., 3.50%, 04/01/18	4,077,500
3,750,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(f)	3,796,875
2,750,000	Griffon Corp., 7.13%, 04/01/18	2,990,625
7,710,000	Griffon Corp., Cnv., 4.00%, 01/15/17(c)(f)	7,902,750
4,500,000	H&E Equipment Services, Inc., 7.00%, 09/01/22	4,983,750
4,000,000	Hanesbrands, Inc., 6.38%, 12/15/20	4,425,000
1,750,000	HCA Holdings, Inc., 6.25%, 02/15/21	1,916,250
1,000,000	HCA Holdings, Inc., 7.75%, 05/15/21	1,133,750
1,750,000	HCA, Inc., 6.50%, 02/15/20	2,021,250
1,100,000	HCA, Inc., 7.50%, 02/15/22	1,314,500
2,500,000	HCA, Inc., 5.88%, 03/15/22	2,775,000
Principal Amount		Value
UNITED STATES (continued)
$2,050,000	HCA, Inc., 4.75%, 05/01/23	$2,137,125
350,000	HCA, Inc., 5.88%, 05/01/23	380,625
3,500,000	HDTFS, Inc., 6.25%, 10/15/22	3,915,625
3,000,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(f)	3,086,250
3,265,000	Hercules, Inc., Cnv., 6.50%, 06/30/29(c)	2,760,884
4,000,000	Hertz Corp. (The), 5.88%, 10/15/20	4,370,000
3,000,000	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20(f)	3,337,500
4,500,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	4,860,000
17,500,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	17,839,063
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	10,587,500
1,250,000	Hughes Satellite Systems Corp., 6.50%, 06/15/19	1,390,625
6,250,000	Hughes Satellite Systems Corp., 7.63%, 06/15/21	7,171,875
6,500,000	Iconix Brand Group, Inc., Cnv., 2.50%, 06/01/16	7,507,500
15,000,000	Illumina, Inc., Cnv., 0.25%, 03/15/16(f)	15,581,250
5,000,000	Infor US, Inc., 9.38%, 04/01/19	5,700,000
2,000,000	Ingles Markets, Inc., 8.88%, 05/15/17	2,097,500
20,000,000	Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(c)	19,575,000
1,850,000	Interactive Data Corp., 10.25%, 08/01/18	2,104,375
2,000,000	International Game Technology, 3.25%, 05/01/14	2,167,500
3,550,000	Iron Mountain, Inc., 5.75%, 08/15/24	3,656,500
2,400,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19	2,640,000
3,600,000	Isle of Capri Casinos, Inc., 8.88%, 06/15/20	3,960,000
3,000,000	Jarden Corp., 7.50%, 05/01/17	3,420,000
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,098,750
2,199,000	Jazz Technologies, Inc., 8.00%, 06/30/15	2,023,080
1,650,000	JMC Steel Group, 8.25%, 03/15/18(f)	1,726,313

24

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$4,900,000	Jo-Ann Stores, Inc., 8.13%, 03/15/19(f)	$5,230,750
3,000,000	Key Energy Services, Inc., 6.75%, 03/01/21	3,135,000
17,000,000	L-3 Communications Holdings, Inc., Cnv., 3.00%, 08/01/35(c)	17,276,250
1,000,000	Lamar Media Corp., 7.88%, 04/15/18	1,092,500
1,760,000	Lamar Media Corp., 5.88%, 02/01/22	1,925,000
3,500,000	Lamar Media Corp., 5.00%, 05/01/23	3,561,250
5,750,000	Level 3 Financing, Inc., 8.13%, 07/01/19	6,339,375
2,000,000	Level 3 Financing, Inc., 7.00%, 06/01/20(f)	2,115,000
2,500,000	Levi Strauss & Co., 7.63%, 05/15/20	2,778,125
3,500,000	Levi Strauss & Co., 6.88%, 05/01/22	3,906,875
17,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	12,155,000
33,500,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	23,031,250
2,000,000	LIN Television Corp., 6.38%, 01/15/21(f)	2,150,000
1,600,000	LINN Energy LLC/LINN Energy Finance Corp., 6.50%, 05/15/19	1,696,000
3,900,000	LINN Energy LLC/LINN Energy Finance Corp., 7.75%, 02/01/21	4,270,500
16,500,000	Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	16,603,125
3,250,000	Lynx I Corp., 5.38%, 04/15/21(f)	3,469,375
950,000	Lynx II Corp., 6.38%, 04/15/23(f)	1,028,375
1,000,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	1,105,000
974,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	1,083,575
2,500,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	2,606,250
4,250,000	Mead Products LLC/ACCO Brands Corp., 6.75%, 04/30/20(f)	4,515,625
Principal Amount		Value
UNITED STATES (continued)
$2,400,000	MedAssets, Inc., 8.00%, 11/15/18	$2,646,000
4,500,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.38%, 04/01/23	4,725,000
2,000,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	2,235,000
1,000,000	Mediacom LLC/Mediacom Capital Corp., 7.25%, 02/15/22	1,105,000
1,750,000	Mentor Graphics Corp., Cnv., 4.00%, 04/01/31	2,063,906
12,000,000	Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	10,620,000
1,000,000	MGM Resorts International, 7.50%, 06/01/16	1,127,500
900,000	MGM Resorts International, 7.63%, 01/15/17	1,021,500
2,000,000	MGM Resorts International, 11.38%, 03/01/18	2,585,000
2,500,000	MGM Resorts International, 6.75%, 10/01/20(f)	2,743,750
1,000,000	MGM Resorts International, 7.75%, 03/15/22	1,142,500
3,250,000	Michael Foods, Inc., 9.75%, 07/15/18	3,644,063
2,016,000	Michaels Stores, Inc., 11.38%, 11/01/16	2,111,780
2,750,000	Michaels Stores, Inc., 7.75%, 11/01/18	3,021,563
9,000,000	Micron Technology, Inc., Cnv., 1.88%, 06/01/27	9,410,625
4,800,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14(c)	4,656,000
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., REIT, 6.88%, 05/01/21	3,542,500
3,600,000	MultiPlan, Inc., 9.88%, 09/01/18(f)	4,054,500
1,000,000	NCR Corp., 4.63%, 02/15/21(f)	1,000,000
4,000,000	NCR Corp., 5.00%, 07/15/22(f)	4,050,000
3,850,000	Nexstar Broadcasting, Inc., 6.88%, 11/15/20(f)	4,100,250
150,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.88%, 04/15/17	164,250
1,250,000	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	1,392,188
2,000,000	NRG Energy, Inc., 7.88%, 05/15/21	2,265,000

25

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$5,500,000	NRG Energy, Inc., 6.63%, 03/15/23(f)	$5,995,000
6,000,000	Nuance Communications, Inc., 5.38%, 08/15/20(f)	6,240,000
13,000,000	Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	13,576,875
19,085,000	NuVasive, Inc., Cnv., 2.75%, 07/01/17	18,417,025
2,600,000	Oasis Petroleum, Inc., 7.25%, 02/01/19	2,821,000
500,000	Oasis Petroleum, Inc., 6.50%, 11/01/21	550,000
1,400,000	Oasis Petroleum, Inc., 6.88%, 01/15/23	1,554,000
1,500,000	Oil States International, Inc., 6.50%, 06/01/19	1,612,500
1,935,000	Omega Healthcare Investors, Inc., 6.75%, 10/15/22	2,152,688
11,000,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	11,220,000
19,500,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(f)	19,743,750
5,150,000	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.38%, 02/15/18(f)	5,562,000
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	3,202,500
2,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 06/01/20	2,162,500
6,500,000	Penske Automotive Group, Inc., 5.75%, 10/01/22(f)	6,881,875
1,850,000	PH Glatfelter Co., 5.38%, 10/15/20	1,951,750
2,000,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	2,115,000
3,335,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	3,693,513
1,150,000	PolyOne Corp., 7.38%, 09/15/20	1,290,875
350,000	PolyOne Corp., 5.25%, 03/15/23(f)	369,250
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18	1,578,688
750,000	Prestige Brands, Inc., 8.13%, 02/01/20	859,688
6,000,000	Prospect Capital Corp., Cnv., 5.50%, 08/15/16	6,412,500
10,000,000	Prospect Capital Corp., Cnv., 5.75%, 03/15/18(f)	10,525,000
Principal Amount		Value
UNITED STATES (continued)
$5,000,000	QEP Resources, Inc., 5.38%, 10/01/22	$5,325,000
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18(c)	1,129,894
300,000	Qwest Corp., 6.75%, 12/01/21	353,074
1,750,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	1,916,250
4,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	4,480,000
2,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 04/15/23	2,190,000
2,500,000	Rent-A-Center, Inc., 6.63%, 11/15/20	2,737,500
2,850,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.50%, 05/15/18	3,035,250
2,550,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 04/15/19	2,754,000
1,400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.88%, 08/15/19	1,571,500
1,700,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 5.75%, 10/15/20	1,780,750
2,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.25%, 02/15/21	2,122,500
5,000,000	Rockwood Specialties Group, Inc., 4.63%, 10/15/20	5,275,000
7,000,000	Rovi Corp., Cnv., 2.63%, 02/15/40	7,135,625
7,000,000	Royal Gold, Inc., Cnv., 2.88%, 06/15/19	6,868,750
3,000,000	RSI Home Products, Inc., 6.88%, 03/01/18(f)	3,131,250
12,000,000	Salix Pharmaceuticals Ltd., Cnv., 1.50%, 03/15/19	12,990,000
1,000,000	Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19	1,118,750

26

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$2,250,000	Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	$2,424,375
31,785,000	Savient Pharmaceuticals, Inc., STEP, 3.00%, 05/09/19(c)(d)(f)	18,276,375
1,270,000	SBA Communications Corp., 5.63%, 10/01/19(f)	1,336,675
5,100,000	SBA Telecommunications, Inc., 5.75%, 07/15/20(f)	5,431,500
1,500,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,653,750
3,000,000	Scientific Games International, Inc., 6.25%, 09/01/20	3,082,500
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	545,031
4,000,000	SEACOR Holdings, Inc., Cnv., 2.50%, 12/15/27(f)	4,372,500
6,250,000	Sequa Corp., 7.00%, 12/15/17(f)	6,343,750
4,250,000	SESI LLC, 7.13%, 12/15/21	4,834,375
12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(f)(h)	3,600,000
3,000,000	Sinclair Television Group, Inc., 6.13%, 10/01/22(f)	3,180,000
6,250,000	Sirius XM Radio, Inc., 5.25%, 08/15/22(f)	6,453,125
3,500,000	Spectrum Brands Escrow Corp., 6.38%, 11/15/20(f)	3,823,750
3,750,000	Spectrum Brands, Inc., 6.75%, 03/15/20	4,087,500
1,250,000	Sprint Nextel Corp., 7.00%, 03/01/20(f)	1,421,875
3,300,000	Sprint Nextel Corp., 7.00%, 08/15/20	3,613,500
3,950,000	Sprint Nextel Corp., 6.00%, 11/15/22	4,117,875
1,500,000	Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	1,661,250
6,500,000	Starz LLC/Starz Finance Corp., 5.00%, 09/15/19	6,784,375
1,550,000	Station Casinos LLC, 7.50%, 03/01/21(f)	1,635,250
18,700,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	19,424,625
11,000,000	Stone Energy Corp., Cnv., 1.75%, 03/01/17(f)	10,106,250
2,793,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	3,044,370
Principal Amount		Value
UNITED STATES (continued)
$3,324,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	$3,697,950
350,000	SunGard Data Systems, Inc., 7.38%, 11/15/18	378,000
4,775,000	SunGard Data Systems, Inc., 6.63%, 11/01/19(f)	5,079,406
3,125,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	3,453,125
5,000,000	TeleCommunication Systems, Inc., Cnv., 4.50%, 11/01/14(c)(f)	4,800,000
650,000	Tenet Healthcare Corp., 6.25%, 11/01/18	732,875
250,000	Tenet Healthcare Corp., 6.75%, 02/01/20	271,250
6,850,000	Tenet Healthcare Corp., 8.00%, 08/01/20	7,706,250
13,000,000	TIBCO Software, Inc., Cnv., 2.25%, 05/01/32(f)	12,675,000
4,800,000	Titan Machinery, Inc., Cnv., 3.75%, 05/01/19(f)	4,623,000
11,575,000	Tower Group, Inc., Cnv., 5.00%, 09/15/14	12,269,500
2,100,000	Toys R US Property Co. I LLC, 10.75%, 07/15/17	2,244,375
2,900,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17	3,113,875
1,400,000	TransDigm, Inc., 7.75%, 12/15/18	1,550,500
1,600,000	TransDigm, Inc., 5.50%, 10/15/20(f)	1,708,000
2,000,000	TransUnion Holding Co., Inc., 8.13% cash or 8.88% payment-in-kind interest, 06/15/18(f)(k)	2,150,000
4,000,000	TransUnion Holding Co., Inc., 9.63%, 06/15/18	4,390,000
1,000,000	TransUnion LLC/TransUnion Financing Corp., 11.38%, 06/15/18	1,145,000
7,000,000	TTM Technologies, Inc., Cnv., 3.25%, 05/15/15	6,965,000
1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,627,500
250,000	TW Telecom Holdings, Inc., 5.38%, 10/01/22	261,875
2,925,000	Unit Corp., 6.63%, 05/15/21	3,129,750
1,600,000	United Rentals North America, Inc., 7.38%, 05/15/20	1,812,000
4,900,000	United Rentals North America, Inc., 7.63%, 04/15/22	5,622,750
10,000,000	United States Steel Corp., Cnv., 4.00%, 05/15/14	10,243,750

27

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$2,000,000	United States Steel Corp., Cnv., 2.75%, 04/01/19	$2,015,000
4,000,000	Universal Hospital Services, Inc., 7.63%, 08/15/20	4,330,000
1,650,000	Universal Hospital Services, Inc., 7.63%, 08/15/20(f)	1,784,062
8,000,000	US Foodservice, 8.50%, 06/30/19(f)	8,700,000
850,000	Valeant Pharmaceuticals International, Inc., 6.75%, 10/01/17(f)	922,250
2,650,000	Valeant Pharmaceuticals International, Inc., 6.88%, 12/01/18(f)	2,885,188
4,000,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20(f)	4,430,000
3,750,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	4,059,375
750,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19	814,688
5,000,000	Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 04/01/20	5,425,000
6,000,000	ViaSat, Inc., 6.88%, 06/15/20	6,540,000
6,000,000	Volcano Corp., Cnv., 1.75%, 12/01/17	5,808,750
5,000,000	WebMD Health Corp., Cnv., 2.25%, 03/31/16	4,903,125
9,000,000	WebMD Health Corp., Cnv., 2.50%, 01/31/18	8,246,250
1,650,000	West Corp., 8.63%, 10/01/18	1,827,375
4,825,000	West Corp., 7.88%, 01/15/19	5,259,250
1,200,000	Windstream Corp., 7.88%, 11/01/17	1,401,000
1,000,000	Windstream Corp., 8.13%, 09/01/18	1,100,000
1,550,000	Windstream Corp., 7.00%, 03/15/19	1,586,813
750,000	Windstream Corp., 7.75%, 10/15/20	823,125
1,000,000	Windstream Corp., 7.50%, 06/01/22	1,102,500
1,750,000	XM Satellite Radio, Inc., 7.63%, 11/01/18(f)	1,942,500
Principal Amount			Value
UNITED STATES (continued)
$2,000,000		Zayo Group LLC/Zayo Capital, Inc., 8.13%, 01/01/20	$2,255,000
			1,273,998,119
Total Corporate Bonds (Cost $1,395,310,324)			1,445,134,095
GOVERNMENT BONDS — 12.4%
AUSTRALIA — 0.2%
7,390,000	(g)	New South Wales Treasury Corp., 5.50%, 08/01/13	7,709,226
685,000	(g)	Queensland Treasury Corp., 6.00%, 08/14/13	716,296
3,190,000	(g)	Queensland Treasury Corp., 6.00%, 08/21/13	3,337,204
			11,762,726
BRAZIL — 0.3%
9,490,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	11,754,471
2,400,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	3,529,085
3,900,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	2,075,432
			17,358,988
CANADA — 0.5%
1,284,000	(g)	Canadian Government Bond, 2.50%, 09/01/13	1,280,661
6,795,000	(g)	Canadian Government Bond, 1.00%, 02/01/14	6,744,752
1,497,000	(g)	Canadian Government Bond, 2.00%, 03/01/14	1,498,144
3,578,000	(g)	Canadian Government Bond, 2.25%, 08/01/14	3,607,016
7,538,000	(g)	Canadian Government Bond, 1.00%, 11/01/14	7,485,774
3,635,000	(g)	Canadian Government Bond, 2.00%, 12/01/14	3,666,968
9,838,000	(g)	Canadian Government Bond, 1.00%, 02/01/15	9,772,963
811,000	(g)	Canadian Treasury Bill, 9.80%, 08/15/13(j)	802,644
			34,858,922
HUNGARY — 0.6%
54,500,000	(g)	Hungary Government Bond, 7.50%, 10/24/13	243,318
133,100,000	(g)	Hungary Government Bond, 5.50%, 02/12/14	591,373

28

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013 (Unaudited)

Principal Amount			Value
HUNGARY (continued)
$402,550,000	(g)	Hungary Government Bond, 6.75%, 08/22/14	$1,826,944
61,000,000	(g)	Hungary Government Bond, 8.00%, 02/12/15	284,969
108,050,000	(g)	Hungary Government Bond, 7.75%, 08/24/15	510,597
96,000,000	(g)	Hungary Government Bond, 5.50%, 02/12/16	433,805
85,800,000	(g)	Hungary Government Bond, 6.75%, 02/24/17	402,018
432,110,000	(g)	Hungary Government Bond, 6.75%, 11/24/17	2,041,337
84,800,000	(g)	Hungary Government Bond, 6.50%, 06/24/19	401,038
39,480,000	(g)	Hungary Government Bond, 7.50%, 11/12/20	197,899
54,700,000	(g)	Hungary Government Bond, 7.00%, 06/24/22	268,496
520,000	(g)	Hungary Government International Bond, 4.38%, 07/04/17	691,662
1,705,000	(g)	Hungary Government International Bond, 5.75%, 06/11/18	2,394,854
5,100,000	(g)	Hungary Government International Bond, 6.00%, 01/11/19	7,221,591
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,244,850
10,537,000	(g)	Hungary Government International Bond, 3.88%, 02/24/20	13,335,516
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,396,884
32,600,000	(g)	Hungary Treasury Bills, 6.38%, 05/29/13(j)	143,060
142,400,000	(g)	Hungary Treasury Bills, 6.31%, 09/18/13(j)	616,469
40,490,000	(g)	Hungary Treasury Bills, 5.18%, 01/08/14(j)	172,959
			39,419,639
ICELAND — 0.0%
1,830,000		Iceland Government International Bond, 5.88%, 05/11/22(f)	2,112,894

INDONESIA — 0.3%
23,560,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,466,180
3,590,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/18	436,733
33,800,000,000	(g)	Indonesia Treasury Bond, 12.80%, 06/15/21	5,147,400
Principal Amount			Value
INDONESIA (continued)
$33,160,000,000	(g)	Indonesia Treasury Bond, 12.90%, 06/15/22	$5,190,941
1,590,000,000	(g)	Indonesia Treasury Bond, 10.25%, 07/15/22	218,100
39,380,000,000	(g)	Indonesia Treasury Bond, 9.50%, 07/15/23	5,261,302
			18,720,656
IRELAND — 1.3%
542,000	(g)	Ireland Government Bond, 4.50%, 10/18/18	783,924
820,000	(g)	Ireland Government Bond, 4.40%, 06/18/19	1,169,036
1,874,000	(g)	Ireland Government Bond, 5.90%, 10/18/19	2,881,053
3,108,000	(g)	Ireland Government Bond, 4.50%, 04/18/20	4,437,965
32,580,000	(g)	Ireland Government Bond, 5.00%, 10/18/20	47,904,824
20,545,160	(g)	Ireland Government Bond, 5.40%, 03/13/25	31,014,309
			88,191,111
MALAYSIA — 1.7%
6,560,000	(g)	Bank Negara Malaysia Monetary Notes, 2.88%, 05/02/13(j)	2,156,122
130,000	(g)	Bank Negara Malaysia Monetary Notes, 2.96%, 05/14/13(j)	42,686
4,875,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 05/23/13(j)	1,599,543
345,000	(g)	Bank Negara Malaysia Monetary Notes, 3.00%, 05/28/13(j)	113,152
9,450,000	(g)	Bank Negara Malaysia Monetary Notes, 2.95%, 06/04/13(j)	3,097,615
8,020,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 06/11/13(j)	2,627,381
20,975,000	(g)	Bank Negara Malaysia Monetary Notes, 2.93%, 06/18/13(j)	6,870,066
9,940,000	(g)	Bank Negara Malaysia Monetary Notes, 2.87%, 06/20/13(j)	3,254,011
4,790,000	(g)	Bank Negara Malaysia Monetary Notes, 2.95%, 06/27/13(j)	1,567,194
3,990,000	(g)	Bank Negara Malaysia Monetary Notes, 2.94%, 07/04/13(j)	1,304,716

29

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013 (Unaudited)

Principal Amount			Value
MALAYSIA (continued)
$905,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 07/11/13(j)	$295,766
3,610,000	(g)	Bank Negara Malaysia Monetary Notes, 2.94%, 07/18/13(j)	1,179,136
240,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 07/25/13(j)	78,348
910,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 08/06/13(j)	296,785
1,120,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 08/15/13(j)	365,015
490,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 08/27/13(j)	159,600
530,000	(g)	Bank Negara Malaysia Monetary Notes, 3.01%, 09/05/13(j)	172,444
80,000	(g)	Bank Negara Malaysia Monetary Notes, 2.90%, 09/26/13(j)	25,986
170,000	(g)	Bank Negara Malaysia Monetary Notes, 2.98%, 10/08/13(j)	55,167
30,000	(g)	Bank Negara Malaysia Monetary Notes, 2.88%, 10/10/13(j)	9,737
30,000	(g)	Bank Negara Malaysia Monetary Notes, 2.88%, 10/22/13(j)	9,728
150,000	(g)	Bank Negara Malaysia Monetary Notes, 2.89%, 10/31/13(j)	48,587
5,080,000	(g)	Bank Negara Malaysia Monetary Notes, 2.90%, 11/19/13(j)	1,642,998
22,510,000	(g)	Bank Negara Malaysia Monetary Notes, 2.89%, 12/12/13(j)	7,266,812
3,255,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 01/09/14(j)	1,047,923
3,010,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 01/16/14(j)	968,930
270,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/06/14(j)	86,784
3,880,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/18/14(j)	1,245,944
Principal Amount			Value
MALAYSIA (continued)
$3,125,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/20/14(j)	$1,003,342
3,105,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 02/25/14(j)	996,532
315,000	(g)	Bank Negara Malaysia Monetary Notes, 2.89%, 03/13/14(j)	100,971
590,000	(g)	Bank Negara Malaysia Monetary Notes, 2.84%, 03/20/14(j)	189,015
945,000	(g)	Malaysia Government Bond, 3.70%, 05/15/13	310,674
66,785,000	(g)	Malaysia Government Bond, 3.21%, 05/31/13	21,952,872
42,680,000	(g)	Malaysia Government Bond, 3.46%, 07/31/13	14,042,148
10,000	(g)	Malaysia Government Bond, 8.00%, 10/30/13	3,367
83,590,000	(g)	Malaysia Government Bond, 5.09%, 04/30/14	28,049,617
40,565,000	(g)	Malaysia Government Bond, 3.43%, 08/15/14	13,420,462
1,170,000	(g)	Malaysia Government Bond, 3.74%, 02/27/15	390,021
1,055,000	(g)	Malaysia Government Bond, 3.84%, 08/12/15	353,620
490,000	(g)	Malaysia Treasury Bill, 2.88%, 05/03/13(j)	161,052
260,000	(g)	Malaysia Treasury Bill, 2.86%, 05/31/13(j)	85,277
			118,647,146
MEXICO — 1.2%
118,714,000	(g)	Mexican Bonos, 9.00%, 06/20/13	9,840,348
264,350,000	(g)	Mexican Bonos, 8.00%, 12/19/13	22,319,410
8,832,000	(g)	Mexican Bonos, 7.00%, 06/19/14	751,995
204,810,000	(g)	Mexican Bonos, 9.50%, 12/18/14	18,331,493
5,803,000	(g)	Mexican Bonos, 6.00%, 06/18/15	497,549
130,018,000	(g)	Mexican Bonos, 8.00%, 12/17/15	11,762,280
28,711,000	(g)	Mexican Bonos, 6.25%, 06/16/16	2,516,009
36,000,000	(g)	Mexican Bonos, 7.25%, 12/15/16	3,280,648
23,900,000	(g)	Mexican Bonos, 7.75%, 12/14/17	2,266,371
1,059,200	(g)	Mexican Udibonos, 4.50%, 12/18/14	459,484

30

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount			Value
MEXICO (continued)
$2,720,000	(g)	Mexican Udibonos, 5.00%, 06/16/16	$1,254,783
2,712,000	(g)	Mexican Udibonos, 3.50%, 12/14/17	1,243,708
1,851,000	(g)	Mexican Udibonos, 4.00%, 06/13/19	898,682
1,465,000	(g)	Mexican Udibonos, 2.50%, 12/10/20	665,977
204,320,000	(g)	Mexico Cetes, 4.58%, 09/19/13(j)	1,657,808
502,372,000	(g)	Mexico Cetes, 4.06%, 01/09/14(j)	4,025,662
282,270,000	(g)	Mexico Cetes, 3.96%, 04/30/14(j)	2,235,183
			84,007,390
NORWAY — 0.0%
18,659,000	(g)	Norway Treasury Bill, 1.55%, 09/18/13(j)	3,216,894
PHILIPPINES — 0.2%
312,450,000	(g)	Philippine Government Bond, 9.13%, 09/04/16	9,290,522
70,000,000	(g)	Philippine Treasury Bill, 1.61%, 05/15/13(j)	1,700,272
18,620,000	(g)	Philippine Treasury Bill, 0.22%, 09/04/13(j)	452,050
61,010,000	(g)	Philippine Treasury Bill, 0.16%, 10/02/13(j)	1,480,706
40,610,000	(g)	Philippine Treasury Bill, 0.55%, 11/13/13(j)	981,744
26,300,000	(g)	Philippine Treasury Bill, 0.46%, 03/05/14(j)	632,932
114,490,000	(g)	Philippine Treasury Bill, 0.21%, 04/02/14(j)	2,750,792
			17,289,018
POLAND — 1.5%
14,329,000	(g)	Poland Government Bond, 4.58%, 07/25/13(j)	4,507,954
112,110,000	(g)	Poland Government Bond, 5.00%, 10/24/13	35,841,423
15,080,000	(g)	Poland Government Bond, 3.80%, 01/25/14(j)	4,675,022
90,140,000	(g)	Poland Government Bond, 5.75%, 04/25/14	29,368,207
4,080,000	(g)	Poland Government Bond, 4.00%, 07/25/14(j)	1,250,528
6,380,000	(g)	Poland Government Bond, 5.50%, 04/25/15	2,129,729
5,685,000	(g)	Poland Government Bond, 3.01%, 07/25/15(j)	1,699,734
31,445,000	(g)	Poland Government Bond, 6.25%, 10/24/15	10,798,288
Principal Amount			Value
POLAND (continued)
$8,188,000	(g)	Poland Government Bond, 3.98%, 01/25/17(e)	$2,602,923
8,307,000	(g)	Poland Government Bond, 3.98%, 01/25/21(e)	2,620,773
24,800,000	(g)	Poland Government Bond, 5.75%, 09/23/22	9,466,437
			104,961,018
RUSSIA — 0.2%
8,541,425		Russian Foreign Bond - Eurobond, STEP, 7.50%, 03/31/30(f)	10,745,113
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(f)	1,625,470
3,280,000		Republic of Serbia, 7.25%, 09/28/21(f)	3,829,400
			5,454,870
SINGAPORE — 0.7%
4,723,000	(g)	Monetary Authority of Singapore, 0.25%, 07/05/13(j)	3,833,034
32,505,000	(g)	Singapore Government Bond, 2.25%, 07/01/13	26,479,765
12,500,000	(g)	Singapore Government Bond, 0.25%, 02/01/14	10,153,639
1,135,000	(g)	Singapore Treasury Bill, 0.16%, 05/30/13(j)	921,335
1,814,000	(g)	Singapore Treasury Bill, 0.16%, 07/11/13(j)	1,472,157
9,440,000	(g)	Singapore Treasury Bill, 0.24%, 10/04/13(j)	7,656,501
			50,516,431
SLOVENIA — 0.0%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(f)	2,831,400
SOUTH KOREA — 2.0%
3,122,000,000	(g)	Korea Monetary Stabilization Bond, 3.38%, 05/09/13	2,835,160
499,540,000	(g)	Korea Monetary Stabilization Bond, 3.76%, 06/02/13	453,987
2,141,060,000	(g)	Korea Monetary Stabilization Bond, 3.28%, 06/09/13	1,945,285
1,979,360,000	(g)	Korea Monetary Stabilization Bond, 2.58%, 06/11/13(j)	1,797,298

31

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount			Value
SOUTH KOREA (continued)
$3,194,650,000	(g)	Korea Monetary Stabilization Bond, 3.90%, 08/02/13	$2,909,705
874,200,000	(g)	Korea Monetary Stabilization Bond, 3.59%, 10/02/13	796,917
1,498,640,000	(g)	Korea Monetary Stabilization Bond, 3.48%, 12/02/13	1,367,759
31,436,630,000	(g)	Korea Monetary Stabilization Bond, 3.47%, 02/02/14	28,730,619
3,028,500,000	(g)	Korea Monetary Stabilization Bond, 3.59%, 04/02/14	2,775,465
3,590,530,000	(g)	Korea Monetary Stabilization Bond, 3.28%, 06/02/14	3,285,682
11,704,200,000	(g)	Korea Monetary Stabilization Bond, 2.82%, 08/02/14	10,662,778
10,385,800,000	(g)	Korea Monetary Stabilization Bond, 2.78%, 10/02/14	9,461,404
6,039,800,000	(g)	Korea Monetary Stabilization Bond, 2.84%, 12/02/14	5,509,956
2,226,780,000	(g)	Korea Monetary Stabilization Bond, 2.74%, 02/02/15	2,029,552
312,000,000	(g)	Korea Monetary Stabilization Bond, 2.47%, 04/02/15	283,017
30,242,820,000	(g)	Korea Treasury Bond, 3.75%, 06/10/13	27,492,215
41,966,450,000	(g)	Korea Treasury Bond, 3.00%, 12/10/13	38,197,319
1,641,520,000	(g)	Korea Treasury Bond, 3.25%, 12/10/14	1,507,380
			142,041,498
SRI LANKA — 0.1%
13,560,000	(g)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	97,623
264,000,000	(g)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,081,668
385,000,000	(g)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,034,031
			5,213,322
SWEDEN — 0.9%
79,720,000	(g)	Kommuninvest I Sverige AB, 2.25%, 05/05/14	12,467,775
Principal Amount			Value
SWEDEN (continued)
$81,025,000	(g)	Sweden Government Bond, 1.50%, 08/30/13	$12,526,961
150,080,000	(g)	Sweden Government Bond, 6.75%, 05/05/14	24,508,262
25,930,000	(g)	Sweden Treasury Bill, 0.87%, 06/19/13(j)	3,995,374
61,530,000	(g)	Sweden Treasury Bill, 0.87%, 09/18/13(j)	9,460,983
			62,959,355
UKRAINE — 0.5%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(f)	189,970
100,000		Ukraine Government International Bond, 7.65%, 06/11/13(f)	100,290
100,000	(g)	Ukraine Government International Bond, 4.95%, 10/13/15(f)	128,864
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(f)	195,500
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(f)	4,515,525
3,250,000		Ukraine Government International Bond, 6.75%, 11/14/17(f)	3,201,250
11,500,000		Ukraine Government International Bond, 7.75%, 09/23/20(f)	11,672,500
14,270,000		Ukraine Government International Bond, 7.95%, 02/23/21(f)	14,519,725
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(f)	1,573,917
			36,097,541
VENEZUELA — 0.0%
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	2,121,600
VIETNAM — 0.1%
1,625,000		Vietnam Government International Bond, 6.88%, 01/15/16(f)	1,799,688
2,490,000		Vietnam Government International Bond, 6.75%, 01/29/20(f)	2,956,875
			4,756,563
Total Government Bonds (Cost $810,292,613)			863,284,095

32

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES — 3.3%
UNITED STATES — 3.3%
$14,872,071	Asset-Backed Funding Certificates Trust, Series 2006-OPT3, Class A3B, 0.36%, 11/25/36(e)	$7,883,527
4,975,082	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.55%, 03/25/36(e)	2,022,098
4,975,082	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.55%, 03/25/36(e)	2,022,098
24,631,907	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.40%, 10/25/36(e)	11,945,428
11,034,535	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.50%, 02/25/37(e)	6,402,948
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.62%, 02/25/37(e)	2,644,728
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.34%, 12/25/36(e)	5,266,472
5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.42%, 12/25/36(e)	3,287,458
5,642,064	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	4,998,597
16,610,332	Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A3, 0.45%, 03/25/36(e)	9,859,267
3,512,556	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.36%, 09/25/46(e)	2,421,457
7,800,000	Countrywide Asset-Backed Certificates, Series 2006-20, Class 2A3, 0.35%, 04/25/47(e)	5,930,186
4,946,103	Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.35%, 04/25/46(e)	4,329,379
6,360,000	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(e)	6,310,486
10,437,179	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A2, 0.31%, 11/25/36(e)	5,343,223
3,800,753	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.35%, 11/25/36(e)	1,957,455
9,773,612	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.36%, 11/25/36(e)	4,818,070
Principal Amount		Value
UNITED STATES (continued)
$6,861,438	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A4, 0.44%, 11/25/36(e)	$3,390,616
8,186,955	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.35%, 03/25/37(e)	4,626,662
10,000,000	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.37%, 02/25/37(e)	5,471,127
11,186,805	Fremont Home Loan Trust, Series 2006-B, Class 2A3, 0.36%, 08/25/36(e)	4,522,882
8,822,955	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.35%, 01/25/37(e)	4,522,624
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.57%, 10/25/35(e)	4,561,165
1,108,500	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	928,851
36,390,000	Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A3, 0.40%, 07/25/37(e)	20,979,021
6,608,977	Lehman XS Trust, Series 2007-1, Class 2A1, 7.00%, 02/25/37	6,466,515
3,068,154	Lehman XS Trust, Series 2007-3, Class 2A1, 0.28%, 03/25/37(e)	2,865,889
9,914,495	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.36%, 10/25/36(e)	5,806,002
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.44%, 06/25/36(e)	1,244,061
13,987,150	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.35%, 09/25/36(e)	6,596,947
5,000,000	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.43%, 11/25/36(e)	2,839,612
12,320,000	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.34%, 05/25/37(e)	6,996,482
7,528,367	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	4,720,410
7,500,000	Nomura Home Equity Loan Inc Home Equity Loan Trust, Series 2006-HE1, Class M1, 0.61%, 02/25/36(e)	5,814,415
7,500,000	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1, Class M2, 0.69%, 05/25/35(e)	6,008,902
3,103,752	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(e)	3,379,525

33

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$11,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	$6,956,324
11,139,608	Residential Asset Mortgage Products, Inc., Series 2006-RS4, Class A3, 0.37%, 07/25/36(e)	10,634,999
7,545,490	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2C, 0.49%, 12/25/35(e)	5,714,502
4,946,465	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.41%, 06/25/37(e)	2,567,070
7,923,044	Soundview Home Equity Loan Trust, Series 2007-OPT2, Class 2A2, 0.33%, 07/25/37(e)	7,011,060
10,000,000	Soundview Home Loan Trust, Series 2005-4, Class M2, 0.67%, 03/25/36(e)	6,976,885
Total Asset-Backed Securities (Cost $203,325,576)		229,045,425
NON-AGENCY MORTGAGE-BACKED SECURITIES — 14.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7%

4,205,700	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.85%, 07/25/35(e)	4,006,173
988,889	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 2.96%, 03/25/36(e)	745,328
4,842,611	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.17%, 03/25/37(e)	3,737,696
7,579,997	Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A31, 0.34%, 03/25/37(e)	5,048,237
2,187,760	American Home Mortgage Assets LLC, Series 2007-4, Class A2, 0.39%, 08/25/37(e)	1,884,182
6,326,145	American Home Mortgage Assets, Series 2005-1, Class 2A21, 2.87%, 11/25/35(e)	5,115,603
5,996,287	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.47%, 11/25/35(e)	4,786,071
4,807,777	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.18%, 11/25/45(e)	3,838,920
2,952,963	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.18%, 12/25/35(e)	2,073,911
26,558,803	American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.39%, 05/25/47(e)	19,298,641
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,309,236	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	$4,013,287
5,840,639	Banc of America Alternative Loan Trust, Series 2005-9, Class 4A2, 5.50%, 10/25/35	5,208,422
6,177,237	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	5,314,506
1,533,737	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.05%, 09/20/35(e)	1,463,812
7,047,107	Banc of America Funding Corp., Series 2005-H, Class 2A1, 3.10%, 11/20/35(e)	6,046,496
2,173,804	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.92%, 02/20/36(e)	1,667,734
2,412,112	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.09%, 06/20/36(e)	1,948,556
3,602,321	Banc of America Funding Corp., Series 2006-F, Class 1A1, 2.69%, 07/20/36(e)	3,436,301
1,871,375	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	1,791,335
12,178,970	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.36%, 02/20/47(e)	10,280,450
3,103,180	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.10%, 10/25/35(e)	2,686,168
2,967,937	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 3.08%, 12/25/35(e)	2,639,289
12,733,801	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.41%, 05/25/47(e)	8,370,467
2,746,605	BCAP LLC Trust, Series 2007-AA3, Class 1A1B, 0.34%, 04/25/37(e)	2,304,606
3,650,053	BCAP LLC Trust, Series 2007-AA3, Class 2A1A, 0.42%, 05/25/47(e)	2,723,656
6,464,038	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.20%, 03/27/47(e)(f)	5,532,183
2,913,991	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 3.11%, 07/25/36(e)(f)	2,734,959
4,577,684	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 2.16%, 04/26/37(e)(f)	4,390,347
5,662,831	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.49%, 02/25/36(e)	3,805,384
2,722,830	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.19%, 08/25/35(e)	2,281,597

34

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,830,685	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.37%, 02/25/36(e)	$3,708,391
1,824,782	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.99%, 05/25/47(e)	1,520,037
11,175,189	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.56%, 05/25/37(e)	9,980,949
5,856,379	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.17%, 11/25/35(e)	4,307,561
19,235,530	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 2.90%, 01/25/47(e)	13,340,580
1,005,867	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.77%, 05/25/35(e)	914,114
2,279,123	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.78%, 06/25/36(e)	2,052,533
1,316,245	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.63%, 06/25/36(e)	1,246,557
5,613,522	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 2A, 5.72%, 11/25/36(e)	4,786,917
4,340,286	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,358,380
5,464,610	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(f)	3,884,728
997,046	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	849,972
1,269,787	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,209,637
6,151,011	Countrywide Alternative Loan Trust, Series 2005-22T1, Class A5, 5.50%, 06/25/35	6,046,804
3,058,091	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.50%, 08/25/35(e)	2,457,104
6,302,418	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.51%, 08/25/35(e)	4,145,778
9,936,384	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.55%, 09/25/35(e)	8,484,687
8,202,229	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A20, 5.50%, 10/25/35	7,668,414
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS(continued)
$2,141,173	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	$1,896,097
4,633,160	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.78%, 12/25/35(e)	3,829,143
302,157	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.18%, 12/25/35(e)	252,188
7,382,318	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.65%, 04/25/35(e)	5,926,499
2,999,089	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,579,396
6,244,545	Countrywide Alternative Loan Trust, Series 2005-J3, Class 1A1, 0.75%, 05/25/35(e)	5,292,368
8,194,073	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.55%, 05/25/36(e)	4,733,831
4,622,240	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,287,775
9,703,551	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,628,461
4,611,753	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,787,632
3,799,163	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.55%, 06/25/36(e)	2,519,089
3,799,163	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.95%, 06/25/36(e)	1,074,826
3,916,404	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,380,650
1,568,625	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,317,072
3,847,779	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.60%, 03/25/36(e)	2,308,853
10,808,099	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	8,607,799
2,233,788	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,845,370
4,251,074	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,592,729

35

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,079,730	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	$2,561,595
5,667,382	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,628,083
3,732,967	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	3,066,792
8,535,726	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	7,360,284
663,835	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	564,704
1,883,363	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.60%, 05/25/36(e)	1,277,962
10,156,578	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	6,824,231
2,982,917	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.58%, 08/25/36(e)	2,852,422
9,729,706	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.50%, 11/20/36(e)	4,973,747
9,113,919	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.39%, 08/25/46(e)	6,012,361
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.48%, 10/25/46(e)	1,731,401
2,914,490	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.38%, 02/20/47(e)	1,917,860
3,732,728	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, 0.43%, 05/20/46(e)	2,146,657
10,627,152	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.39%, 03/20/47(e)	7,977,098
3,861,530	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.41%, 05/25/36(e)	2,936,933
7,204,963	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.41%, 07/25/46(e)	4,897,797
12,693,499	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 2.03%, 06/25/46(e)	7,891,811
13,581,824	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.39%, 07/25/46(e)	10,732,864
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$14,273,237	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.38%, 11/25/36(e)	$10,521,405
12,242,326	Countrywide Alternative Loan Trust, Series 2006-OC2, Class 2A3, 0.49%, 02/25/36(e)	7,296,317
9,630,417	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.32%, 11/25/36(e)	7,062,322
5,682,643	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	4,582,842
2,914,030	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	2,507,854
8,819,701	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A4, 6.00%, 08/25/37	7,454,070
9,629,122	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	7,903,980
9,739,099	Countrywide Alternative Loan Trust, Series 2007-23CB, Class A1, 6.00%, 09/25/37	8,265,620
2,698,872	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	2,110,189
8,850,711	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.14%, 03/25/47(e)	6,917,647
6,772,801	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.33%, 03/25/47(e)	4,478,196
4,500,295	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	3,459,281
1,395,760	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	1,331,532
4,351,574	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	4,044,510
15,311,350	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.14%, 04/25/46(e)	7,462,375
1,297,099	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-15, Class 1A29, 6.25%, 09/25/37	1,264,768
380,512	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	372,477

36

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$872,150	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	$860,151
6,689,718	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.79%, 01/25/36(e)	5,201,072
2,522,638	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,423,857
8,065,273	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	7,249,063
7,896,351	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A2, 6.00%, 05/25/36	6,920,119
6,216,866	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.65%, 03/20/36(e)	5,145,410
1,306,242	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,162,350
1,317,605	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	1,129,313
740,853	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.40%, 04/25/46(e)	582,611
3,423,426	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.62%, 07/25/36(e)(f)	3,056,205
3,232,467	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-2, Class A16, 6.00%, 03/25/37	2,955,733
8,652,960	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	7,932,686
7,006,940	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 2.92%, 04/25/37(e)	5,724,097
1,747,050	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.70%, 07/25/37(e)	1,054,845
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,523,589	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 2A1, 2.81%, 02/20/36(e)	$6,323,032
1,469,123	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,318,108
5,742,134	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,827,232
7,852,602	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	6,928,918
1,161,982	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.99%, 01/27/36(e)(f)	1,111,453
3,374,262	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 07/25/36(e)(f)	3,288,779
4,120,267	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 4.13%, 05/27/36(e)(f)	3,966,099
3,232,092	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.95%, 05/27/36(e)(f)	3,146,276
1,323,097	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 2.94%, 07/25/36(e)(f)	1,285,293
3,532,311	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.82%, 08/25/46(e)(f)	3,325,059
2,174,657	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.42%, 09/20/37(e)(f)	2,136,230
4,375,361	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 5A1, 2.92%, 09/28/36(e)(f)	4,291,581
4,331,320	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.92%, 08/28/36(e)(f)	4,247,808
1,910,305	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	1,910,605
6,291,623	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.34%, 08/25/37(e)	4,891,677
4,329,283	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2007-QA4, Class 1A1A, 0.39%, 08/25/47(e)	3,487,660
12,301,411	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2007-RMP1, Class A2, 0.35%, 12/25/36(e)	9,085,046

37

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,270,194	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.36%, 09/25/35(e)	$1,952,180
7,243,677	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 2.29%, 11/25/36(e)	5,330,479
7,550,644	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A9, 6.00%, 07/25/36	6,974,123
4,000,000	FREMF Mortgage Trust, Series 2012-K708, Class C, 3.76%, 02/25/45(e)(f)	4,039,990
5,000,000	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.74%, 04/01/45(e)(f)	5,035,210
1,798,437	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.81%, 11/19/35(e)	1,577,924
3,144,280	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.48%, 11/19/35(e)	3,155,457
3,704,836	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 3.51%, 04/19/36(e)	3,212,305
5,144,722	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.36%, 02/25/37(e)	3,516,982
4,041,227	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.55%, 01/25/35(e)(f)	3,566,199
3,426,735	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.55%, 01/25/36(e)(f)	2,905,810
1,967,033	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.97%, 01/25/35(e)	1,970,563
3,100,968	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.88%, 05/25/35(e)	2,830,254
2,144,696	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.93%, 10/25/35(e)	2,052,094
1,476,497	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,355,088
2,315,384	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	2,272,124
4,998,199	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 2.78%, 01/25/36(e)	4,341,705
3,116,850	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.19%, 01/25/36(e)	2,695,735
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,787,833	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	$3,589,649
7,625,196	Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.78%, 08/19/36(e)	5,284,227
2,948,519	Homebanc Mortgage Trust, Series 2005-1, Class A1, 0.45%, 03/25/35(e)	2,523,970
6,225,687	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.47%, 10/25/35(e)	5,441,665
2,867,940	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.46%, 04/25/37(e)	1,946,791
3,832,492	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.38%, 12/25/36(e)	3,286,186
2,743,327	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.75%, 04/25/47(e)	2,122,863
2,964,718	Indymac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 5.39%, 09/25/36(e)	2,447,124
48,760	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.22%, 11/25/37(e)	45,049
5,550,004	Indymac Index Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.88%, 06/25/36(e)	4,028,383
5,800,382	Indymac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.39%, 09/25/46(e)	4,507,025
6,161,479	Indymac Index Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 2.81%, 04/25/36(e)	4,211,592
6,613,126	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.25%, 01/25/37(e)	5,243,589
13,113,336	Indymac Index Mortgage Loan Trust, Series 2007-FLX3, Class A1, 0.44%, 06/25/37(e)	11,411,528
2,977,882	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.26%, 03/25/37(e)	2,647,348
9,750,780	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.35%, 03/25/37(e)	7,408,447
9,123,597	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.49%, 10/25/37(e)	6,391,952
1,254,680	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	1,208,159

38

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,503,167	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.56%, 07/25/35(e)	$2,143,088
3,071,109	Mastr Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.55%, 05/25/35(e)(f)	2,693,631
2,764,698	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	2,421,022
2,195,141	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.10%, 02/25/36(e)	1,834,040
16,214,885	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 5B, 0.47%, 01/26/37(c)(e)(f)	9,280,333
15,594,335	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.43%, 05/26/37(e)(f)	9,041,679
8,373,310	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	8,387,372
3,532,475	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	3,589,329
6,803,567	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.43%, 06/25/46(e)	3,442,879
5,770,075	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	4,907,178
2,808,688	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	2,247,291
2,304,725	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.53%, 04/25/37(e)	1,445,668
3,426,724	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,392,589
941,823	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	935,504
3,162,210	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.35%, 11/25/35(e)	2,661,286
554,286	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	527,245
10,005,902	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.78%, 08/25/36(e)	7,850,639
1,789,772	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	1,578,705
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,936,779	Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 07/25/37	$7,825,219
4,000,000	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 05/25/43(e)(f)	4,060,640
5,306,755	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.59%, 05/25/35(e)	4,681,589
8,360,916	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.85%, 08/25/35(e)	7,473,572
5,372,768	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.52%, 10/25/35(e)	4,589,210
9,816,144	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.50%, 02/25/36(e)	8,403,050
5,738,948	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 4.51%, 10/25/36(e)	4,177,082
10,930,863	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.95%, 10/25/36(e)	8,900,299
4,593,341	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.42%, 05/25/37(e)	3,067,174
6,168,274	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.42%, 05/25/46(e)	3,476,695
8,897,138	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.55%, 06/25/35(e)(f)	7,473,635
13,044,759	Structured Asset Securities Corp., Series 2005-RF2, Class A, 0.55%, 04/25/35(e)(f)	11,406,003
1,176,353	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 5.82%, 02/25/37(e)	943,114
4,844,815	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.45%, 04/25/37(e)	4,300,728
1,579,153	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.48%, 04/25/37(e)	1,197,473
313,700	WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.49%, 12/25/35(e)	296,252
9,444,633	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 2.66%, 09/25/36(e)	7,831,240
1,100,638	WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.67%, 08/25/46(e)	948,144

39

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,353,680	WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A2, 2.53%, 07/25/37(e)	$2,651,909
6,640,562	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.95%, 05/25/47(e)	5,851,599
3,503,924	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,971,416
7,797,384	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	6,293,902
6,370,214	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,843,214
1,505,531	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.63%, 07/25/36(e)	1,493,476
2,710,316	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 2.61%, 07/25/36(e)	2,448,227
2,035,681	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.61%, 09/25/36(e)	1,827,074
2,021,291	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.41%, 12/25/36(e)	2,056,749
2,026,570	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.72%, 04/25/36(e)	1,875,893
1,619,499	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	1,571,872
1,940,096	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	1,875,073
1,363,865	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	1,329,722
1,371,421	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 5.99%, 11/25/37(e)	1,233,482
		884,639,567
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
6,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class AM, 5.81%, 04/10/49(e)	6,757,302
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$10,000,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AM, 5.91%, 06/11/40(e)	$11,672,251
4,587,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.34%, 12/10/49(e)	5,307,742
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class D, 4.43%, 01/10/23(e)(f)	973,083
9,000,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM, 5.31%, 04/10/37(e)	9,667,921
2,750,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	2,851,780
2,000,000	GS Mortgage Securities Corp. II, Series 2006-GC6, Class AM, 5.62%, 04/10/38(e)	2,215,961
2,000,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class AJ, 5.62%, 11/10/39	2,000,955
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 6.38%, 02/12/51(e)(f)	932,142
5,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.63%, 12/12/44(e)	5,418,921
5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.28%, 02/12/51(e)	5,642,571
2,080,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AJ, 5.21%, 04/15/30(e)	2,201,578
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 6.08%, 06/15/38(e)	5,163,198
7,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, 5.38%, 11/15/38	7,852,212
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 02/15/40	5,695,506
8,669,000	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 6.11%, 07/15/40(f)	9,206,716
5,000,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.76%, 04/12/49(e)	5,513,980
8,290,000	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class AM, 6.09%, 06/11/49(e)	9,371,082

40

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.12%, 02/15/51(e)	$3,314,655
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.12%, 02/15/51(e)	3,464,064
		105,223,620
Total Non-Agency Mortgage-Backed Securities(Cost $886,667,826)		989,863,187
U.S. GOVERNMENT AGENCIES — 5.2%
Federal Farm Credit Bank — 0.0%
1,000,000	0.05%, 05/20/13(l)	999,974
Federal Home Loan Bank — 5.2%
35,000,000	0.02%, 05/01/13(l)	35,000,000
37,000,000	0.07%, 05/08/13(l)	36,999,532
75,000,000	0.06%, 05/15/13(l)	74,998,396
9,750,000	0.05%, 05/17/13(l)	9,749,783
15,000,000	0.02%, 05/20/13(l)	14,999,842
22,900,000	0.05%, 05/22/13(l)	22,899,365
160,000,000	0.05%, 05/24/13(l)	159,994,988
7,000,000	0.03%, 06/04/13(l)	6,999,802
Total U.S. Government Agencies (Cost $362,641,682)		362,641,682
U.S. GOVERNMENT SECURITIES — 17.6%
U.S. Treasury Bills — 17.6%
427,000,000	0.03%, 05/02/13(l)	426,999,474
25,000,000	0.04%, 05/02/13(l)	24,999,972
22,000,000	0.03%, 05/09/13(l)	21,999,853
376,000,000	0.04%, 05/16/13(l)	375,993,696
50,000,000	0.04%, 05/16/13(l)	49,999,240
306,000,000	0.02%, 05/23/13(l)	305,993,177
1,000,000	0.03%, 06/06/13(l)	999,975
15,000,000	0.13%, 08/22/13(l)	14,997,405
Total U.S. Government Securities (Cost $1,221,979,266)		1,221,982,792

Shares
CASH SWEEP — 2.1%
UNITED STATES — 2.1%
149,565,447	Citibank - US Dollars on Deposit in Custody Account, 0.02%(m)	149,565,447
Total Cash Sweep (Cost $149,565,447)		149,565,447
TOTAL INVESTMENTS — 99.9% (Cost $6,601,522,386)(a)		$6,952,231,107
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,393,968
NET ASSETS — 100.0%		$6,960,625,075

Principal Amount
SECURITIES SOLD SHORT — (0.1)%
$(5,000,000)	Fannie Mae Mortgage-Backed Securities	$(5,229,688)
Total Securities Sold Short (Proceeds received $(5,204,141))		$(5,229,688)

Contracts		Value
CALL OPTIONS WRITTEN — (2.1)%
(1,000)	American Capital Agency Corp., Strike $32.00, Expires 01/18/14	(178,000)
(3,000)	American International Group, Inc., Strike $33.00, Expires 01/17/15	(3,375,000)
(1,000)	American International Group, Inc., Strike $35.00, Expires 01/17/15	(1,000,000)
(904)	American International Group, Inc., Strike $36.00, Expires 05/18/13	(497,200)
(1,500)	American International Group, Inc., Strike $37.00, Expires 08/17/13	(802,500)
(1,000)	American International Group, Inc., Strike $38.00, Expires 08/17/13	(460,000)
(1,000)	American International Group, Inc., Strike $39.00, Expires 06/22/13	(320,000)
(1,000)	American International Group, Inc., Strike $40.00, Expires 11/16/13	(410,000)
(1,000)	American International Group, Inc., Strike $45.00, Expires 01/17/15	(510,000)
(200)	Apple, Inc., Strike $360.00, Expires 01/18/14	(1,772,000)
(75)	Apple, Inc., Strike $370.00, Expires 01/18/14	(606,375)
(100)	Apple, Inc., Strike $400.00, Expires 01/18/14	(599,000)
(100)	Apple, Inc., Strike $410.00, Expires 01/18/14	(538,000)
(200)	Apple, Inc., Strike $420.00, Expires 01/18/14	(980,000)
(265)	Apple, Inc., Strike $450.00, Expires 01/17/15	(1,502,550)
(100)	Apple, Inc., Strike $450.00, Expires 01/18/14	(338,500)
(100)	Apple, Inc., Strike $480.00, Expires 01/18/14	(232,000)

41

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
(4,625)	Applied Materials, Inc., Strike $10.00, Expires 01/18/14	$(2,104,375)
(6,403)	Applied Materials, Inc., Strike $12.00, Expires 01/18/14	(1,754,422)
(2,000)	Avago Technologies Ltd., Strike $30.00, Expires 07/20/13	(600,000)
(2,000)	Avago Technologies Ltd., Strike $30.00, Expires 10/19/13	(780,000)
(1,500)	Avago Technologies Ltd., Strike $32.50, Expires 07/20/13	(247,500)
(5,000)	Bank of America Corp., Strike $10.00, Expires 01/17/15	(1,625,000)
(17,000)	Bank of America Corp., Strike $10.00, Expires 01/18/14	(4,539,000)
(3,500)	Bank of America Corp., Strike $11.00, Expires 11/16/13	(619,500)
(4,000)	Bank of America Corp., Strike $12.00, Expires 08/17/13	(348,000)
(2,500)	Bill Barrett Corp., Strike $17.50, Expires 09/21/13	(975,000)
(71)	CF Industries Holdings, Inc., Strike $190.00, Expires 01/18/14	(115,375)
(100)	CF Industries Holdings, Inc., Strike $190.00, Expires 08/17/13	(95,500)
(100)	CF Industries Holdings, Inc., Strike $195.00, Expires 08/17/13	(74,500)
(129)	CF Industries Holdings, Inc., Strike $210.00, Expires 01/18/14	(114,810)
(150)	CF Industries Holdings, Inc., Strike $215.00, Expires 01/18/14	(113,250)
(1,351)	Cisco Systems, Inc., Strike $15.00, Expires 01/18/14	(817,355)
(1,485)	Cisco Systems, Inc., Strike $17.00, Expires 01/17/15	(697,950)
(1,500)	Citigroup, Inc., Strike $30.00, Expires 01/18/14	(2,580,000)
(1,000)	Coach, Inc., Strike $45.00, Expires 01/18/14	(1,470,000)
(250)	Coach, Inc., Strike $50.00, Expires 01/18/14	(267,500)
(4,000)	Corning, Inc., Strike $10.00, Expires 01/17/15	(1,880,000)
(2,650)	Dell, Inc., Strike $10.00, Expires 01/18/14	(940,750)
(4,965)	Dell, Inc., Strike $13.00, Expires 08/17/13	(347,550)
(145)	Dell, Inc., Strike $8.00, Expires 01/18/14	(81,200)
(1,000)	Dollar General Corp., Strike $43.00, Expires 08/17/13	(990,000)
(1,250)	Dollar General Corp., Strike $45.00, Expires 01/18/14	(1,150,000)
(3,000)	Exelis, Inc., Strike $10.00, Expires 07/20/13	(390,000)
Contracts		Value
(15)	Exelon Corp., Strike $28.00, Expires 07/20/13	$(14,400)
(1,250)	Family Dollar Stores, Inc., Strike $55.00, Expires 01/18/14	(1,100,000)
(1,973)	Freeport-McMoRan Copper & Gold, Inc., Strike $25.00, Expires 01/18/14	(1,282,450)
(3,500)	Freeport-McMoRan Copper & Gold, Inc., Strike $28.00, Expires 01/18/14	(1,575,000)
(10)	GameStop Corp., Strike $13.00, Expires 01/18/14	(22,050)
(17)	GameStop Corp., Strike $15.00, Expires 01/18/14	(34,085)
(11)	Hewlett-Packard Co., Strike $10.00, Expires 01/18/14	(11,715)
(7,220)	Hewlett-Packard Co., Strike $13.00, Expires 01/18/14	(5,595,500)
(1,627)	Hewlett-Packard Co., Strike $15.00, Expires 01/18/14	(968,065)
(1,000)	HollyFrontier Corp., Strike $48.00, Expires 01/18/14	(660,000)
(4,250)	Intel Corp., Strike $20.00, Expires 01/18/14	(1,763,750)
(1,648)	iShares FTSE China 25 Index Fund, Strike $35.00, Expires 01/18/14	(634,480)
(1,000)	iShares FTSE China 25 Index Fund, Strike $36.00, Expires 08/17/13	(244,000)
(1,000)	iShares MSCI EAFE Index Fund, Strike $47.00, Expires 01/18/14	(1,515,000)
(558)	iShares MSCI Emerging Markets Index Fund, Strike $30.00, Expires 06/22/13	(831,420)
(1,250)	iShares MSCI Emerging Markets Index Fund, Strike $31.00, Expires 06/22/13	(1,737,500)
(2,941)	iShares MSCI Germany Index Fund, Strike $21.00, Expires 01/18/14	(1,382,270)
(715)	iShares MSCI Germany Index Fund, Strike $22.00, Expires 01/18/14	(278,850)
(1,000)	iShares MSCI South Korea Index Fund, Strike $52.00, Expires 10/19/13	(750,000)
(1,500)	Kohl’s Corp., Strike $40.00, Expires 01/18/14	(1,215,000)
(7,000)	Kulicke & Soffa Industries, Inc., Strike $10.00, Expires 10/19/13	(1,435,000)
(1,055)	Lexmark International, Inc., Strike $18.00, Expires 01/18/14	(1,318,750)
(5,000)	MGM Resorts International, Strike $10.00, Expires 01/18/14	(2,225,000)

42

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
(6,255)	MGM Resorts International, Strike $11.00, Expires 06/22/13	$(2,001,600)
(5,250)	Microsoft Corp., Strike $25.00, Expires 01/18/14	(4,278,750)
(3,235)	Morgan Stanley, Strike $17.00, Expires 01/18/14	(1,876,300)
(1,500)	Morgan Stanley, Strike $20.00, Expires 01/18/14	(525,000)
(2,500)	Mosaic Co. (The), Strike $47.50, Expires 01/18/14	(3,850,000)
(1,000)	Myriad Genetics, Inc., Strike $18.00, Expires 08/17/13	(1,020,000)
(2,500)	Myriad Genetics, Inc., Strike $20.00, Expires 08/17/13	(2,125,000)
(4,000)	Nabors Industries Ltd., Strike $13.00, Expires 01/18/14	(1,188,000)
(1,500)	NetApp, Inc., Strike $22.00, Expires 06/22/13	(2,032,500)
(2,000)	NetApp, Inc., Strike $25.00, Expires 01/18/14	(2,130,000)
(2,347)	NetApp, Inc., Strike $30.00, Expires 01/18/14	(1,572,490)
(5,500)	NetApp, Inc., Strike $30.00, Expires 06/22/13	(3,080,000)
(3,550)	Newmont Mining Corp., Strike $30.00, Expires 01/18/14	(1,597,500)
(1,000)	Nu Skin Enterprises, Inc., Strike $35.00, Expires 01/17/15	(1,960,000)
(7,916)	NVIDIA Corp., Strike $10.00, Expires 01/17/15	(3,364,300)
(10,224)	NVIDIA Corp., Strike $10.00, Expires 01/18/14	(3,987,360)
(5,000)	NVIDIA Corp., Strike $11.00, Expires 09/21/13	(1,435,000)
(1,500)	Occidental Petroleum Corp., Strike $67.50, Expires 01/18/14	(3,367,500)
(75)	Occidental Petroleum Corp., Strike $75.00, Expires 01/18/14	(120,375)
(500)	Occidental Petroleum Corp., Strike $77.50, Expires 01/18/14	(705,000)
(500)	Occidental Petroleum Corp., Strike $80.00, Expires 01/18/14	(615,000)
(1,000)	QUALCOMM, Inc., Strike $55.00, Expires 01/18/14	(850,000)
(1,861)	Questcor Pharmaceuticals, Inc., Strike $20.00, Expires 01/18/14	(2,307,640)
(1,000)	Questcor Pharmaceuticals, Inc., Strike $24.00, Expires 07/20/13	(820,000)
(139)	Questcor Pharmaceuticals, Inc., Strike $25.00, Expires 01/18/14	(122,320)
(1,500)	Seagate Technology Plc, Strike $18.00, Expires 01/17/15	(2,835,000)
Contracts		Value
(2,498)	Seagate Technology Plc, Strike $20.00, Expires 01/18/14	$(4,196,640)
(1,702)	Seagate Technology Plc, Strike $22.00, Expires 01/18/14	(2,527,470)
(1,000)	Seagate Technology Plc, Strike $25.00, Expires 01/18/14	(1,185,000)
(2,000)	Seagate Technology Plc, Strike $25.00, Expires 09/21/13	(2,350,000)
(1,000)	Seagate Technology Plc, Strike $27.00, Expires 01/18/14	(1,015,000)
(1,500)	Seagate Technology Plc, Strike $32.00, Expires 09/21/13	(870,000)
(3,000)	Select Comfort Corp. Strike $15.00, Expires 09/21/13	(2,070,000)
(5,000)	Silicon Motion Technology Corp., Strike $10.00, Expires 09/21/13	(775,000)
(400)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 01/18/14	(1,038,800)
(500)	SPDR S&P 500 ETF Trust, Strike $145.00, Expires 01/18/14	(863,000)
(673)	St. Jude Medical, Inc., Strike $32.50, Expires 01/18/14	(632,620)
(2,000)	Teva Pharmaceutical Industries Ltd., Strike $40.00, Expires 01/18/14	(282,000)
(24)	Texas Instruments, Inc., Strike $25.00, Expires 01/18/14	(27,360)
(1,750)	Total SA, Strike $45.00, Expires 01/18/14	(1,085,000)
(1,000)	UnitedHealth Group, Inc., Strike $50.00, Expires 01/18/14	(1,095,000)
(2,000)	Warner Chilcott Plc, Strike $12.00, Expires 07/20/13	(490,000)
(4,000)	Warner Chilcott Plc, Strike $12.00, Expires 10/19/13	(1,140,000)
(9,000)	Weatherford International Ltd., Strike $10.00, Expires 01/18/14	(3,015,000)
(3,000)	Weatherford International Ltd., Strike $10.00, Expires 11/16/13	(960,000)
(1,500)	Western Digital Corp., Strike $40.00, Expires 01/18/14	(2,467,500)
Total Call Options Written (Premiums received $(114,702,364))		(144,285,972)
STRUCTURED OPTIONS — 1.5%
121,330	American International Group, Inc., One call strike $43.27, One written call strike $53.573, One written put strike $43.27 with a barrier level strike of $28.847, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	(419,183)

43

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
50,000	Basket 50% UKX Index & 50% DAXK Index, One call strike at 100%, One written call strike at 110%, One written put strike at 100% with a barrier level strike at 75%, Expires 08/07/13, Broker JPMorgan Chase & Co.	$354,482
147,580	Citigroup, Inc., One written call strike $40.30, One written put strike $43.64 with a barrier level strike of $28.36, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	511,979
143,308	Citigroup, Inc., One written call strike $41.00, One written put strike $43.64 with a barrier level strike of $28.36, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	503,452
2,624	DAXK Index, One call strike $3,808.3, One written call strike $4,569.96, One written put strike $3,808.3 with a barrier level strike of $2,665.81, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	1,017,000
2,785	DAXK Index, One call strike $4,014.32, One written call strike $4,616.46, One written put strike $4,014.32 with a barrier level strike of $2,609.308, Expires 10/18/13, Broker Goldman Sachs Group, Inc.	659,678
2,455	DAXK Index, One call strike $4,073.41, One written call strike $4,684.42, One written put strike $4,073.41 with a barrier level strike of $2,647.72, Expires 10/18/13, Broker Credit Suisse Group AG	515,000
2,455	DAXK Index, One call strike $4,073.41, One written call strike $4,684.42, One written put strike $4,073.41 with a barrier level strike of $2,647.72, Expires 11/15/13, Broker Credit Suisse Group AG	510,157
6,028	DAXK Index, One call strike $4,147.00, One written call strike $4,769.05, One written put strike $4,147.00 with a barrier level strike of $2,695.55, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	685,363
Contracts		Value
2,338	DAXK Index, One call strike $4,277.00, One written call strike $4,833.01, One written put strike $4,277.00 with a barrier level strike of $2,993.90, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	$(296,885)
4,319	DAXK Index, One call strike $4,318.75, One written call strike $4,966.5625, One written put strike $4,318.75 with a barrier level strike of $3,023.125, Expires 06/20/14, Broker JPMorgan Chase & Co.	(261,472)
1,464	Energy Select Sector SPDR, outperformance call option above Consumer Discretionary SPDR, One written put strike $1,463.78, with a barrier level strike on the S&P 500 Index of $1,024.646, Expires 06/21/13, Broker Citigroup, Inc.	(4,590)
858,623	FTSE 100 Index, One call strike $6,541.93, One written call strike $1,330.55 on TOPIX 100 Index, One written put strike $1,214.85 on TOPIX 100 Index with a barrier level strike of $983.45, Expires 07/26/13, Broker Goldman Sachs Group, Inc.	(261,888)
10,000	FTSE MIB Index, One call strike $16,163.89, One written call strike $20,204.86, One written put strike $15,542.20 with a barrier level strike of $11,656.65, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	204,175
10,000	FTSE MIB Index, One call strike $16,163.89, One written call strike $20,204.86, One written put strike $15,542.20 with a barrier level strike of $11,656.65, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	155,368
184,702	iShares MSCI Brazil Index Fund, One call strike $54.1412, One written call strike $62.2624, One written put strike $54.1412 with a barrier level strike of $32.4847, Expires 11/15/13, Broker Citigroup, Inc.	355,674

44

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
91,950	iShares MSCI Brazil Index Fund, One call strike $54.3776, One written call strike $62.5342, One written put strike $54.3776 with a barrier level strike of $32.6266, Expires 11/15/13, Broker Citigroup, Inc.	$172,510
183,149	iShares MSCI Brazil Index Fund, One call strike $54.6003, One written call strike $62.7903, One written put strike $54.6003 with a barrier level strike of $39.312, Expires 09/19/14, Broker JPMorgan Chase & Co.	(267,493)
93,089	iShares MSCI Brazil Index Fund, One call strike $54.7864, One written call strike $57.4721, One written put strike $56.3978 with a barrier level strike of $48.3410, Expires 07/19/13, Broker Citigroup, Inc.	(45,098)
181,225	iShares MSCI Brazil Index Fund, One call strike $55.18, One written call strike $62.35, One written put strike $55.18 with a barrier level strike of $41.39, Expires 08/15/14, Broker UBS AG	(445,028)
178,935	iShares MSCI Brazil Index Fund, One call strike $55.8863, One written call strike $63.1515, One written put strike $55.8863 with a barrier level strike of $41.9147, Expires 07/18/14, Broker Citigroup, Inc.	(492,993)
177,305	iShares MSCI Brazil Index Fund, One call strike $56.40, One written call strike $62.60, One written put strike $56.40 with a barrier level strike of $41.17, Expires 02/21/14, Broker UBS AG	(229,218)
97,599	iShares MSCI EAFE Index Fund, One call strike $51.23, One written call strike $58.91, One written put strike $51.23 with a barrier level strike of $33.30, Expires 01/17/14, Broker UBS AG	542,707
189,753	iShares MSCI EAFE Index Fund, One call strike $52.70, One written call strike $57.97, One written put strike $52.70 with a barrier level strike of $31.62, Expires 02/21/14, Broker UBS AG	674,586
Contracts		Value
94,762	iShares MSCI EAFE Index Fund, One call strike $52.7638, One written call strike $60.6784, One written put strike $52.7638 with a barrier level strike of $34.2965, Expires 02/21/14, Broker Citigroup, Inc.	$474,159
470,190	iShares MSCI EAFE Index Fund, One call strike $53.17, One written call strike $61.1455, One written put strike $53.17 with a barrier level strike of $34.5605, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	2,763,529
1,128,456	iShares MSCI EAFE Index Fund, One call strike $53.17, One written call strike $63.804, One written put strike $53.17 with a barrier level strike of $34.5605, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	6,940,541
750,920	iShares MSCI EAFE Index Fund, One call strike $53.268, One written call strike $61.2582, One written put strike $53.268 with a barrier level strike of $37.288, Expires 07/19/13, Broker JPMorgan Chase & Co.	4,800,974
93,552	iShares MSCI EAFE Index Fund, One call strike $53.446, One written call strike $61.4629, One written put strike $53.446 with a barrier level strike of $32.0676, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	448,051
187,058	iShares MSCI EAFE Index Fund, One call strike $53.4593, One written call strike $58.8052, One written put strike $53.4593 with a barrier level strike of $34.7490, Expires 01/17/14, Broker JPMorgan Chase & Co.	652,947
139,070	iShares MSCI EAFE Index Fund, One call strike $53.93, One written call strike $62.02, One written put strike $53.93 with a barrier level strike of $32.358, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	654,965

45

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
163,026	iShares MSCI EAFE Index Fund, One call strike $54.27, One written call strike $62.4105, One written put strike $54.27 with a barrier level strike of $35.2755, Expires 01/17/14, Broker Citigroup, Inc.	$775,215
184,150	iShares MSCI EAFE Index Fund, One call strike $54.3036, One written call strike $62.4491, One written put strike $54.3036 with a barrier level strike of $35.2973, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	841,624
183,993	iShares MSCI EAFE Index Fund, One call strike $54.35, One written call strike $62.50, One written put strike $54.35 with a barrier level strike of $32.61, Expires 02/21/14, Broker UBS AG	866,878
303,495	iShares MSCI EAFE Index Fund, One call strike $54.6556, One written call strike $61.2143, One written put strike $54.6556 with a barrier level strike of $38.2589, Expires 07/19/13, Broker Citigroup, Inc.	1,515,638
182,882	iShares MSCI EAFE Index Fund, One call strike $54.68, One written call strike $62.88, One written put strike $54.68 with a barrier level strike of $35.54, Expires 12/20/13, Broker UBS AG	875,368
272,777	iShares MSCI EAFE Index Fund, One call strike $54.99, One written call strike $63.24, One written put strike $54.99 with a barrier level strike of $35.74, Expires 03/21/14, Broker UBS AG	1,131,686
272,727	iShares MSCI EAFE Index Fund, One call strike $55.00, One written call strike $63.25, One written put strike $55.00 with a barrier level strike of $33.00, Expires 04/17/14, Broker UBS AG	1,132,130
90,843	iShares MSCI EAFE Index Fund, One call strike $55.04, One written call strike $63.296, One written put strike $55.04 with a barrier level strike of $33.024, Expires 04/17/14, Broker JPMorgan Chase & Co.	388,235
Contracts		Value
271,730	iShares MSCI EAFE Index Fund, One call strike $55.2019, One written call strike $63.4822, One written put strike $55.2019 with a barrier level strike of $37.5373, Expires 03/21/14, Broker Credit Suisse Group AG	$1,044,830
178,955	iShares MSCI EAFE Index Fund, One call strike $55.88, One written call strike $62.5856, One written put strike $55.88 with a barrier level strike of $36.322, Expires 04/17/14, Broker JPMorgan Chase & Co.	525,888
266,809	iShares MSCI EAFE Index Fund, One call strike $56.22, One written call strike $64.65, One written put strike $56.22 with a barrier level strike of $38.23, Expires 05/16/14, Broker Credit Suisse Group AG	846,874
266,714	iShares MSCI EAFE Index Fund, One call strike $56.24, One written call strike $64.68, One written put strike $56.24 with a barrier level strike of $39.37, Expires 05/16/14, Broker UBS AG	781,288
177,462	iShares MSCI EAFE Index Fund, One call strike $56.35, One written call strike $67.62, One written put strike $56.35 with a barrier level strike of $36.63, Expires 08/15/14, Broker Credit Suisse Group AG	596,531
176,697	iShares MSCI EAFE Index Fund, One call strike $56.5940, One written call strike $65.0831, One written put strike $56.5940 with a barrier level strike of $36.7861, Expires 08/15/14, Broker Citigroup, Inc.	365,653
174,767	iShares MSCI EAFE Index Fund, One call strike $57.2191, One written call strike $65.8020, One written put strike $57.2191 with a barrier level strike of $37.1924, Expires 08/15/14, Broker Citigroup, Inc.	317,691

46

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
173,220	iShares MSCI EAFE Index Fund, One call strike $57.73, One written call strike $68.12, One written put strike $57.73 with a barrier level strike of $41.85, Expires 07/18/14, Broker Credit Suisse Group AG	$341,174
172,859	iShares MSCI EAFE Index Fund, One call strike $57.8506, One written call strike $66.5282, One written put strike $57.8506 with a barrier level strike of $39.0492, Expires 08/15/14, Broker Citigroup, Inc.	225,112
259,023	iShares MSCI EAFE Index Fund, One call strike $57.91, One written call strike $64.69, One written put strike $57.91 with a barrier level strike of $40.54, Expires 08/15/14, Broker UBS AG	334,771
345,352	iShares MSCI EAFE Index Fund, One call strike $57.912, One written call strike $67.77, One written put strike $57.912 with a barrier level strike of $40.54, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	510,996
85,837	iShares MSCI EAFE Index Fund, One call strike $58.25, One written call strike $64.08, One written put strike $58.25 with a barrier level strike of $40.78, Expires 07/18/14, Broker UBS AG	9,304
170,329	iShares MSCI EAFE Index Fund, One call strike $58.71, One written call strike $65.17, One written put strike $58.71 with a barrier level strike of $41.10, Expires 08/15/14, Broker UBS AG	(26,944)
423,298	iShares MSCI EAFE Index Fund, One call strike $60.83, One written put strike $50.20 with a barrier level strike of $44.295, Expires 07/29/13, Broker Goldman Sachs Group, Inc.	687,828
750,920	iShares MSCI EAFE Index Fund, One call strike $61.2582, One written call strike $53.268, One put strike $53.268 with a barrier level strike of $37.288, Expires 07/19/13, Broker Goldman Sachs Group, Inc.	(4,720,815)
Contracts		Value
337,268	iShares MSCI EAFE Index Fund, One call strike $61.672, One written put strike $51.591 with a barrier level strike of $45.661, Expires 09/20/13, Broker Goldman Sachs Group, Inc.	$527,808
240,804	iShares MSCI Emerging Markets Index Fund, One call strike $41.5276, One written call strike $47.7567, One written put strike $41.5276 with a barrier level strike of $26.993, Expires 04/17/14, Broker JPMorgan Chase & Co.	340,531
354,404	iShares MSCI Emerging Markets Index Fund, One call strike $42.3246, One written call strike $48.25, One written put strike $42.3246 with a barrier level strike of $29.6272, Expires 04/17/14, Broker Citigroup, Inc.	219,546
354,244	iShares MSCI Emerging Markets Index Fund, One call strike $42.3437, One written call strike $48.6953, One written put strike $42.3437 with a barrier level strike of $30.9109, Expires 08/15/14, Broker Citigroup, Inc.	(131,765)
233,918	iShares MSCI Emerging Markets Index Fund, One call strike $42.75, One written call strike $49.16, One written put strike $42.75 with a barrier level strike of $30.78, Expires 09/19/14, Broker UBS AG	(174,882)
230,627	iShares MSCI Emerging Markets Index Fund, One call strike $43.36, One written call strike $49.864, One written put strike $43.36 with a barrier level strike of $30.3520, Expires 05/16/14, Broker JPMorgan Chase & Co.	30,538
229,938	iShares MSCI Emerging Markets Index Fund, One call strike $43.49, One written call strike $47.84, One written put strike $43.49 with a barrier level strike of $30.44, Expires 01/17/14, Broker UBS AG	(23,656)
457,143	iShares MSCI Emerging Markets Index Fund, One call strike $43.75, One written call strike $48.125, One written put strike $43.75 with a barrier level strike of $32.375, Expires 02/21/14, Broker JPMorgan Chase & Co.	(173,589)

47

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
334,225	iShares MSCI Emerging Markets Index Fund, One call strike $44.88, One written call strike $51.62, One written put strike $44.88 with a barrier level strike of $32.537, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	$(469,646)
140,193	iShares MSCI Mexico Index Fund, One call strike $71.33, One written call strike $82.03, One written put strike $71.33 with a barrier level strike of $49.93, Expires 05/16/14, Broker UBS AG	40,810
137,269	iShares MSCI Mexico Index Fund, One call strike $72.85, One written call strike $83.78, One written put strike $72.85 with a barrier level strike of $54.6375, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	(307,641)
137,212	iShares MSCI Mexico Index Fund, One call strike $72.88, One written call strike $80.8968, One written put strike $72.88 with a barrier level strike of $54.66, Expires 02/21/14, Broker JPMorgan Chase & Co.	(130,625)
347,175	iShares Silver Trust, One call strike $28.804 with a barrier level strike of $43.207, One written put strike $28.804 with a barrier level strike of $18.722, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	(1,497,822)
613,686	iShares Silver Trust, One call strike $32.59 with a barrier level strike of $48.885, One written put strike $32.59 with a barrier level strike of $19.554, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	(4,119,371)
236,821	Market Vectors Oil Service ETF, One call strike $42.226, One written call strike $47.7154, One written put strike $42.226 with a barrier level strike of $27.4469, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(275,492)
Contracts		Value
234,192	Market Vectors Oil Service ETF, One call strike $42.70, One written call strike $46.97, One written put strike $42.70 with a barrier level strike of $29.89, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	$(60,332)
378,215	Market Vectors Russia ETF, One call strike $26.44, One written call strike $31.728, One written put strike $26.44 with a barrier level strike of $18.508, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(324,029)
366,133	Market Vectors Russia ETF, One call strike $27.3125, One written call strike $31.41, One written put strike $27.3125 with a barrier level strike of $17.752, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	(53,823)
180,050	Market Vectors Russia ETF, One call strike $27.77, One written call strike $33.324, One written put strike $27.77 with a barrier level strike of $16.662, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	32,032
268,529	Market Vectors Russia ETF, One call strike $27.93, One written call strike $33.53, One written put strike $27.93 with a barrier level strike of $16.75, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	21,538
177,557	Market Vectors Russia ETF, One call strike $28.16, One written call strike $33.80, One written put strike $28.16 with a barrier level strike of $16.89, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	(7,160)
10,000	MSCI EAFE Index, One call strike $1,641.42, One written put strike $1,641.42 with a barrier level strike of $1,329.55, Expires 03/31/14, Broker Goldman Sachs Group, Inc.	917,978

48

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
10,000	Nikkei-225 Index, One call strike $10,629.8287, One written call strike $12,755.7944, Expires 06/18/14, One written put strike $878.5780 on Russell 2000 Index with a barrier level strike of $615.0046, Expires 06/20/14, Broker Citigroup, Inc.	$1,086,120
2,233	Nikkei-225 Index, One call strike $8,956.00, One written call strike $11,195.00, One written put strike $8,956.00 with a barrier level strike of $6,851.34, Expires 03/14/14, Broker Credit Suisse Group AG	4,431,031
1,105	Nikkei-225 Index, One call strike $9,050.00, One written call strike $10,407.50, One written put strike $8,389.35, Expires 12/13/13, Broker JPMorgan Chase & Co.	1,388,236
3,984	Nikkei-225 Index, One written call strike $11,596.2396, One written put strike $10,794.00 with a barrier level strike of $8,365.35, Expires 03/14/14, Broker Goldman Sachs Group, Inc.	9,476,020
2,218	Nikkei-225 Index, One written call strike $11,905.00, One written put strike $10,487.35 with a barrier level strike of $8,232.572, Expires 04/18/14, Broker Goldman Sachs Group, Inc.	5,240,393
12,960	Russell 2000 Index, One call strike $771.58, One written call strike $902.75, One written put strike $771.58 with a barrier level strike of $540.109, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	1,151,618
50,730	Russell 2000 Index, One call strike $788.49, One written call strike $946.19, One written put strike $788.49 with a barrier level strike of $551.941, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	5,029,927
18,491	Russell 2000 Index, One call strike $811.22, One written call strike $949.14, One written put strike $811.22 with a barrier level strike of $567.853, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	1,327,206
Contracts		Value
12,189	Russell 2000 Index, One call strike $820.47, One written call strike $943.55, One written put strike $820.47 with a barrier level strike of $574.326, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	$688,414
12,030	Russell 2000 Index, One call strike $831.26, One written call strike $972.5742, One written put strike $831.26 with a barrier level strike of $581.882, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	742,453
17,736	Russell 2000 Index, One call strike $845.75, One written call strike $972.6125, One written put strike $845.75 with a barrier level strike of $592.025, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	859,100
5,510	Russell 2000 Index, One call strike $907.50, One written call strike $1,007.325, One written put strike $907.50 with a barrier level strike of $635.25, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	(163)
10,921	Russell 2000 Index, One call strike $915.68, One written call strike $1,062.19, One written put strike $915.68 with a barrier level strike of $659.29, Expires 09/19/14, Broker UBS AG	(64,373)
10,676	Russell 2000 Index, One call strike $936.65, One written call strike $1,077.15, One written put strike $936.65 with a barrier level strike of $702.4875, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	(179,666)
10,663	Russell 2000 Index, One call strike $937.8295, One written call strike $1,059.7474, One written put strike $937.8295 with a barrier level strike of $656.4807, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	(102,793)
10,618	Russell 2000 Index, One call strike $941.80, One written call strike $1,083.07, One written put strike $941.80 with a barrier level strike of $659.26, Expires 08/15/14, Broker UBS AG	(161,395)

49

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
10,536	Russell 2000 Index, One call strike $949.1365, One written call strike $1,082.0156, One written put strike $949.1365 with a barrier level strike of $692.87, Expires 08/15/14, Broker JPMorgan Chase & Co.	$(239,385)
10,517	Russell 2000 Index, One call strike $950.85, One written call strike $1,074.50, One written put strike $950.85 with a barrier level strike of $713.13, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	(282,230)
10,871	S&P 500 Index, One call strike $1,379.79, One written call strike $1,655.75, One written put strike $1,379.79 with a barrier level strike of $1,034.84, Expires 02/21/14, Broker Credit Suisse Group AG	1,760,462
7,160	S&P 500 Index, One call strike $1,396.78, One written call strike $1,676.14, One written put strike $1,396.78 with a barrier level strike of $977.746, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	1,067,614
3,578	S&P 500 Index, One call strike $1,397.24, One written call strike $1,676.688, One written put strike $1,397.24 with a barrier level strike of $978.068, Expires 04/17/14, Broker JPMorgan Chase & Co.	530,371
109,500	S&P 500 Index, One call strike $1,398.58, One written call strike $1,608.37, One written put strike $1,398.58 with a barrier level strike of $1,006.98, Expires 04/17/14, Broker Credit Suisse Group AG	411,463
21,410	S&P 500 Index, One call strike $1,401.20, One written call strike $1,639.404, One written put strike $1,401.20 with a barrier level strike of $980.84, Expires 04/17/14, Broker JPMorgan Chase & Co.	2,760,942
Contracts		Value
3,568	S&P 500 Index, One call strike $1,401.38 with a barrier level strike when EUR is less than 1.22, One written put strike $1,401.38 with a barrier level strike of $1,051.00, Expires 07/19/13, Broker Goldman Sachs Group, Inc.	$22,324
7,135	S&P 500 Index, One call strike $1,401.4609, One written call strike $1,555.6216, One written put strike $1,401.4609 with a barrier level strike of $981.0227, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	675,381
7,133	S&P 500 Index, One call strike $1,401.86, One written call strike $1,612.14, One written put strike $1,401.86 with a barrier level strike of $1,009.34, Expires 04/21/14, Broker Citigroup, Inc.	799,703
3,566	S&P 500 Index, One call strike $1,402.22 with a barrier level strike when EUR is less than 1.23, One written put strike $1,402.22 with a barrier level strike of $764.00, Expires 08/16/13, Broker Goldman Sachs Group, Inc.	48,089
10,655	S&P 500 Index, One call strike $1,407.83, One written call strike $1,619.00, One written put strike $1,407.83 with a barrier level strike of $1,055.8725, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	1,224,535
10,617	S&P 500 Index, One call strike $1,412.84, One written call strike $1,653.0228, One written put strike $1,412.84 with a barrier level strike of $1,024.3090, Expires 06/20/14, Broker JPMorgan Chase & Co.	1,176,359
10,594	S&P 500 Index, One call strike $1,415.9583, One written call strike $1,600.0329, One written put strike $1,415.9583 with a barrier level strike of $1,019.49, Expires 04/17/14, Broker JPMorgan Chase & Co.	999,809

50

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
10,519	S&P 500 Index, One call strike $1,426.00, One written call strike $1,639.9, One written put strike $1,426.00 with a barrier level strike of $1,069.50, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	$1,021,497
6,999	S&P 500 Index, One call strike $1,428.75, One written call strike $1,600.20, One written put strike $1,428.75 with a barrier level strike of $1,071.56, Expires 05/16/14, Broker UBS AG	509,256
6,997	S&P 500 Index, One call strike $1,429.2594, One written call strike $1,643.6483, One written put strike $1,429.2594 with a barrier level strike of $1,036.2131, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	695,965
6,974	S&P 500 Index, One call strike $1,433.79, One written call strike $1,577.17, One written put strike $1,433.79 with a barrier level strike of $1,003.65, Expires 01/17/14, Broker Credit Suisse Group AG	590,864
10,439	S&P 500 Index, One call strike $1,436.9466, One written call strike $1,652.4886, One written put strike $1,436.9466 with a barrier level strike of $1,005.863, Expires 12/20/13, Broker JPMorgan Chase & Co.	1,303,470
6,947	S&P 500 Index, One call strike $1,439.53, One written call strike $1,612.2736, One written put strike $1,439.53 with a barrier level strike of $1,043.6593, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	520,034
13,861	S&P 500 Index, One call strike $1,442.91, One written call strike $1,659.3465, One written put strike $1,442.91 with a barrier level strike of $1,010.037, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	1,551,491
Contracts		Value
13,859	S&P 500 Index, One call strike $1,443.07, One written call strike $1,659.53, One written put strike $1,443.07 with a barrier level strike of $1,010.15, Expires 02/21/14, Broker Credit Suisse Group AG	$1,525,489
3,460	S&P 500 Index, One call strike $1,445.08, One written call strike $1,661.842, One written put strike $1,445.08 with a barrier level strike of $1,011.556, Expires 03/21/14, Broker Goldman Sachs Group, Inc.	366,958
13,771	S&P 500 Index, One call strike $1,452.31, One written call strike $1,742.77, One written put strike $1,452.31 with a barrier level strike of $1,089.23, Expires 03/21/14, Broker UBS AG	1,620,868
3,442	S&P 500 Index, One call strike $1,452.50, One written call strike $1,670.3750, One written put strike $1,452.50 with a barrier level strike of $1,016.75, Expires 01/17/14, Broker JPMorgan Chase & Co.	393,834
3,437	S&P 500 Index, One call strike $1,454.90, One written call strike $1,600.39, One written put strike $1,454.90 with a barrier level strike of $1,018.43, Expires 11/15/13, Broker JPMorgan Chase & Co.	311,732
3,430	S&P 500 Index, One call strike $1,457.70, One written call strike $1,603.47, One written put strike $1,457.70 with a barrier level strike of $1,020.39, Expires 10/18/13, Broker Citigroup, Inc.	324,608
6,850	S&P 500 Index, One call strike $1,459.78, One written call strike $1,605.758, One written put strike $1,459.78 with a barrier level strike of $1,021.846, Expires 11/15/13, Broker Citigroup, Inc.	603,173
11,032	S&P 500 Index, One call strike $1,461.10, One written call strike $1,607.21, One written put strike $1,461.10 with a barrier level strike of $1,022.77, Expires 12/20/13, Broker Citigroup, Inc.	911,038

51

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
3,729	S&P 500 Index, One call strike $1,461.6163, One written call strike $1,607.778, One written put strike $1,461.6163 with a barrier level strike of $1,023.1314, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	$309,709
20,512	S&P 500 Index, One call strike $1,462.53, One written call strike $1,681.91, One written put strike $1,462.53 with a barrier level strike of $1,023.771, Expires 10/18/13, Broker Goldman Sachs Group, Inc.	2,514,479
5,127	S&P 500 Index, One call strike $1,462.90, One written call strike $1,682.335, One written put strike $1,462.90 with a barrier level strike of $1,024.03, Expires 02/21/14, Broker Citigroup, Inc.	521,107
11,072	S&P 500 Index, One call strike $1,463.10, One written call strike $1,609.41, One written put strike $1,463.10 with a barrier level strike of $1,024.17, Expires 12/20/13, Broker JPMorgan Chase & Co.	910,958
13,619	S&P 500 Index, One call strike $1,468.49, One written call strike $1,688.76, One written put strike $1,468.49 with a barrier level strike of $1,027.94, Expires 02/21/14, Broker Credit Suisse Group AG	1,354,569
10,193	S&P 500 Index, One call strike $1,471.57, One written call strike $1,662.88, One written put strike $1,471.57 with a barrier level strike of $1,103.677, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	604,343
6,683	S&P 500 Index, One call strike $1,496.4369, One written call strike $1,646.0806, One written put strike $1,496.4369 with a barrier level strike of $1,122.3277, Expires 03/21/14, Broker Citigroup, Inc.	313,382
13,223	S&P 500 Index, One call strike $1,512.57, One written put strike $1,512.57 with a barrier level strike of $1,058.799, Expires 02/27/14, Broker JPMorgan Chase & Co.	(163,902)
Contracts		Value
13,193	S&P 500 Index, One call strike $1,515.964, One written call strike $1,644.8209, One written put strike $1,515.964 with a barrier level strike of $1,106.654, Expires 01/17/14, Broker JPMorgan Chase & Co.	$613,676
9,874	S&P 500 Index, One call strike $1,519.11, One written call strike $1,663.4255, One written put strike $1,519.11 with a barrier level strike of $1,124.141, Expires 05/16/14, Broker JPMorgan Chase & Co.	238,637
16,451	S&P 500 Index, One call strike $1,519.68, One written call strike $1,641.2544, One written put strike $1,519.68 with a barrier level strike of $1,139.76, Expires 02/21/14, Broker JPMorgan Chase & Co.	521,169
6,488	S&P 500 Index, One call strike $1,541.22, One written call strike $1,710.7542, One written put strike $1,541.22 with a barrier level strike of $1,155.915, Expires 06/20/14, Broker Goldman Sachs Group, Inc.	100,977
6,445	S&P 500 Index, One call strike $1,551.50, One written call strike $1,722.165, One written put strike $1,551.50 with a barrier level strike of $1,163.625, Expires 07/18/14, Broker JPMorgan Chase & Co.	11,055
6,445	S&P 500 Index, One call strike $1,551.65, One written call strike $1,753.3645, One written put strike $1,551.65 with a barrier level strike of $1,132.7045, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	111,955
6,437	S&P 500 Index, One call strike $1,553.5211, One written call strike $1,724.4084, One written put strike $1,553.5211 with a barrier level strike of $1,165.1408, Expires 07/18/14, Broker Citigroup, Inc.	4,272

52

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
6,435	S&P 500 Index, One call strike $1,554.10, One written call strike $1,756.13, One written put strike $1,554.10 with a barrier level strike of $1,134.49, Expires 08/15/14, Broker UBS AG	$52,622
6,408	S&P 500 Index, One call strike $1,560.48, One written call strike $1,732.1328, One written put strike $1,560.48 with a barrier level strike of $1,185.965, Expires 07/18/14, Broker JPMorgan Chase & Co.	(34,906)
10,000	S&P 500 Index, One call strike $1,562.24, One written put strike $1,487.85 with a barrier level strike of $1,182.84, Expires 05/30/14, Broker Goldman Sachs Group, Inc.	974,806
10,000	S&P 500 Index, One call strike $1,562.24, One written put strike $1,487.85 with a barrier level strike of $1,190.28, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	323,345
10,000	S&P 500 Index, One call strike $1,562.24, One written put strike $1,487.85 with a barrier level strike of $1,205.16, Expires 04/21/14, Broker Goldman Sachs Group, Inc.	980,478
9,582	S&P 500 Index, One call strike $1,565.50, One written call strike $1,753.36, One written put strike $1,565.50 with a barrier level strike of $1,174.125, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	7,508
6,440	S&P 500 Index, One call strike $1,583.93, One written put strike $1,428.64, Expires 06/21/13, Broker UBS AG	199,224
25,720	S&P 500 Index, One call strike $1,586.33, One written put strike $1,430.81, Expires
	06/21/13, Broker Citigroup, Inc.	751,784
19,288	S&P 500 Index, One call strike $1,586.457, One written put strike $1,430.922, Expires 06/21/13, Broker JPMorgan Chase & Co.	569,832
15,743	S&P 500 Index, One call strike $1,619.75, One written put strike $1,476.83, Expires 12/20/13, Broker JPMorgan Chase & Co.	167,344
Contracts		Value
842,120	S&P 500 Index, One call strike $1,621.31, One written call strike $1,356.724 on TOPIX 100 Index, One written put strike $1,238.748 on TOPIX 100 Index with a barrier level strike of $1,002.796, Expires 07/25/13, Broker Goldman Sachs Group, Inc.	$(355,002)
47,678	S&P 500 Index, One call strike $1,670.33 at 106%, One written put strike $2,431.40 at 92% on STOXX 50 Index, Expires 07/10/13, Broker Goldman Sachs Group, Inc.	138,109
214,225	SPDR S&P Homebuilders ETF, One call strike $23.34, One written call strike $29.175, One written put strike $23.34 with a barrier level strike of $15.171, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	888,214
319,435	SPDR S&P Homebuilders ETF, One call strike $23.479, One written call strike $29.35, One written put strike $23.479 with a barrier level strike of $15.26, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	1,317,134
212,224	SPDR S&P Homebuilders ETF, One call strike $23.56, One written call strike $29.45, One written put strike $23.56 with a barrier level strike of $15.31, Expires 01/17/14, Broker UBS AG	879,439
384,008	SPDR S&P Homebuilders ETF, One call strike $26.0411, One written call strike $31.2493, One written put strike $26.0411 with a barrier level strike of $15.6247, Expires 02/21/14, Broker Citigroup, Inc.	1,074,933
359,998	SPDR S&P Homebuilders ETF, One call strike $27.7779, One written call strike $33.3335, One written put strike $27.7779 with a barrier level strike of $19.4450, Expires 06/20/14, Broker JPMorgan Chase & Co.	459,385
331,658	SPDR S&P Homebuilders ETF, One call strike $30.1515, One written call strike $34.0712, One written put strike $30.1515 with a barrier level strike of $21.7091, Expires 07/18/14, Broker Citigroup, Inc.	(289,346)

53

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
190,006	SPDR S&P Oil & Gas Exploration & Production ETF, One call strike $52.63, One written call strike $59.47, One written put strike $52.63 with a barrier level strike of $34.21, Expires 01/17/14, Broker UBS AG	$374,531
184,843	SPDR S&P Oil & Gas Exploration & Production ETF, One call strike $54.10, One written call strike $64.92, One written put strike $54.10 with a barrier level strike of $32.46, Expires 01/17/14, Broker UBS AG	559,414
3,839	STOXX 50 Index, One call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,439.2630, Expires 01/16/15, Broker JPMorgan Chase & Co.	667,432
3,802	STOXX 50 Index, One call strike $2,630.00, Expires 03/16/18, One written put strike $2,630.00 with a barrier level strike of $1,693.72, Expires 03/20/15, Broker Goldman Sachs Group, Inc.	349,023
3,764	STOXX 50 Index, One call strike $2,657.00, Expires 01/19/18, One written put strike $2,657.00 with a barrier level strike of $1,554.3450, Expires 01/16/15, Broker JPMorgan Chase & Co.	455,842
5,516	STOXX 50 Index, One call strike $2,719.48, Expires 02/16/18, One written put strike $2,719.48 with a barrier level strike of $1,706.4740, Expires 02/20/15, Broker JPMorgan Chase & Co.	223,336
2,051	STOXX50E Index, One call strike $2,437.3112, Expires 12/15/17, One written put strike $2,437.3112 with a barrier level strike of $1,413.641, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	583,011
8,061	STOXX50E Index, One call strike $2,481.16, Expires 12/15/17, One written put strike $2,481.16 with a barrier level strike of $1,439.075, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	2,021,092
Contracts		Value
5,904	STOXX50E Index, One call strike $2,541.16, Expires 12/15/17, One written put strike $2,541.16 with a lower barrier level strike of $1,562.813 and an upper barrier level strike of $2,542.52, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	$1,179,622
2,596	STOXX50E Index, One call strike $2,595.70, Expires 01/19/18, One written put strike $2,595.70 with a barrier level strike of $1,491.2297, Expires 01/16/15, Broker Citigroup, Inc.	659,083
1,920	STOXX50E Index, One call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,589.05, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	299,803
8,966	TOPIX 100 Index, One call strike $1,115.29, One written call strike $1,260.28, One written put strike $934.20 on Russell 2000 Index with a barrier level strike of $700.65, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	(183,705)
8,868	TOPIX 100 Index, One call strike $1,127.60, One written call strike $1,296.74, One written put strike $1,570.70 on S&P 500 Index with a barrier level strike of $1,178.025, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	59,694
17,540	TOPIX 100 Index, One call strike $1,140.26, One written call strike $1,311.299, One written put strike $949.35 on Russell 2000 Index with a barrier level strike of $712.00, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	(456,647)
13,055	TOPIX 100 Index, One call strike $1,148.97, One written call strike $1,321.32, One written put strike $1,563.83 on S&P 500 Index with a barrier level strike of $1,172.87, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	(30,691)

54

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Contracts		Value
8,696	TOPIX 100 Index, One call strike $1,150.00, One written call strike $1,357.00, One written put strike $1,581.18 on S&P 500 Index with a barrier level strike of $1,185.85, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	$21,816
7,727	TOPIX 100 Index, One call strike $1,294.17, One written call strike $1,514.18, One written put strike $907.50 on Russell 2000 Index with a barrier level strike of $630.712, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	156,248
12,798	TOPIX 100 Index, One call strike $781.39, One written call strike $898.61, One written put strike $1,413.75 on S&P 500 Index with a barrier level strike of $1,017.899, Expires 04/17/14, Broker Goldman Sachs Group, Inc.	1,178,508
17,681	TOPIX 100 Index, One call strike $848.38, One written call strike $1,018.056, One written put strike $1,440.20 on S&P 500 Index with a barrier level strike of $1,080.15, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	2,087,426
6,495	TOPIX Index, One call strike $1,010.52, One written call strike $1,162.10, One written put strike $1,539.75 on S&P 500 Index with a barrier level strike of $1,154.81, Expires 06/20/14, Broker UBS AG	500,889
6,415	TOPIX Index, One call strike $1,080.30, One written call strike $1,242.345, One written put strike $1,558.85 on S&P 500 Index with a barrier level strike of $1,200.315, Expires 07/11/14, Broker JPMorgan Chase & Co.	201,263
6,332	TOPIX Index, One call strike $1,359.60, One written call strike $1,563.54, One written put strike $1,579.31 on S&P 500 Index with a barrier level strike of $1,184.48, Expires 09/19/14, Broker UBS AG	(20,804)
Contracts		Value
3,429	TWSE Index, One call strike $8,749.55, One written put strike $7,240.25, Expires 09/18/13, Broker JPMorgan Chase Bank NA	$(134,969)
Total Structured Options (Premiums received $(45,159,215))		105,561,700

FUTURES CONTRACTS: SHORT POSITION

		Unrealized
		Appreciation/
Contracts		(Depreciation)
50	Intercontinental Exchange Crude Oil, November 2013	$39,000
50	Intercontinental Exchange Crude Oil, January 2014	(8,000)
	Net unrealized appreciation	$31,000

FUTURES CONTRACTS: LONG POSITION
		Unrealized
		Appreciation/
Contracts		(Depreciation)
50	Intercontinental Exchange Crude Oil, November 2013	$33,726
280	Intercontinental Exchange Crude Oil, December 2013	(1,044,950)
50	Intercontinental Exchange Crude Oil, January 2014	(7,000)
	Net unrealized depreciation	$(1,018,224)

Cash collateral of $288,560 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized
Depreciation
SWAP AGREEMENTS (PURCHASED)
Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 28.60 and receiving variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying notional amount $500,000)	$(3,821,370)

55

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Equity swap with BNP Paribas SA paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(c)	$(1,064,241)
Equity swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	(5,105,153)
Equity swap with Citigroup, Inc. paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/15/17 (Underlying notional amount $100,000)	876,385
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 32.75 and receiving variance of the S&P 500 Index under the target volatility of 32.75, expiring 12/15/17 (Underlying notional amount $250,000)	2,105,603
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying notional amount $500,000)	5,289,997
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)	3,907,818
Unrealized Appreciation/ (Depreciation)
Equity swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/15/17 (Underlying notional amount $150,000)	$1,321,737
$7,332,146

At April 30, 2013, the Global Opportunities Fund held investments in restricted securities with a fair value of $3,600,000 or 0.05% of net assets, as follows:

			04/30/13
Acquisition		Acquisition	Carrying Value
Cost	Issuer	Date	Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(f)(i)	01/19/11	$30.00

(a)	Cost for federal income tax purposes is $6,617,761,311 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$476,030,976
Unrealized depreciation	(141,561,180)
Net unrealized appreciation	$334,469,796

(b)	Non-income producing security.

(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $146,538,958 or 2.11% of net assets. Securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (f) below) amount to $43,859,458, or 0.63% of net assets.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $25,204,878, which is 0.36% of net assets.

(e)	Variable rate security. Rate shown is the rate as of April 30, 2013.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $618,729,633, which is 8.89% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) above.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Principal amount denoted in Singapore Dollars.

56

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

(j)	Zero coupon bond. The rate represents the yield at time of purchase.

(k)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.

(l)	The rate represents the annualized yield at time of purchase.

(m)	Rate shown represents current yield at April 30, 2013.

(n)	Security offered and sold outside of the United States, and this is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

ADR	—	American Depositary Receipt
Cnv.	—	Convertible
EUR	—	Euro
FOR	—	Foreign Ownership Restrictions
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt
STEP	—	Step Coupon Bond
Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	3.3%
Banks	1.5%
Collateralized Mortgage Obligations	12.7%
Commercial Mortgage-Backed Securities	1.5%
Consumer Discretionary	7.0%
Consumer Staples	3.0%
Diversified Financials	1.1%
Energy	3.6%
Government Bonds	12.4%
Health Care	5.3%
Industrials	4.5%
Information Technology	8.1%
Insurance	1.6%
Materials	3.3%
Real Estate	1.5%
Telecommunication Services	2.3%
U.S. Government Agencies and Securities	22.8%
Utilities	1.2%
Other*	3.3%
100.0%

*	Includes cash and equivalents, exchange traded funds, options, rights/warrants, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

57

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	April 30, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 17.5%
BERMUDA — 1.2%
Industrials — 1.2%
1,664,344	Nabors Industries Ltd.	$24,615,648
CANADA — 0.4%
Energy — 0.4%
1,150,000	Athabasca Oil Corp.(b)	8,321,505
NETHERLANDS — 2.1%
Energy — 2.1%
610,000	Royal Dutch Shell Plc - ADR	41,461,700
UNITED KINGDOM — 0.8%
Energy — 0.8%
1,000,000	Tullow Oil Plc	15,549,033
UNITED STATES — 13.0%
Energy — 7.8%
170,000	Chevron Corp.	20,741,700
575,000	Exxon Mobil Corp.	51,169,250
1,300,000	Peabody Energy Corp.	26,078,000
800,000	Range Resources Corp.	58,816,000
		156,804,950
Materials — 3.1%
675,000	Dow Chemical Co. (The)	22,889,250
380,000	Monsanto Co.	40,591,600
		63,480,850
Real Estate — 2.1%
650,000	St. Joe Co. (The)(b)	12,720,500
1,000,000	Weyerhaeuser Co., REIT	30,510,000
		43,230,500
		263,516,300
Total Common Stocks (Cost $341,465,295)		353,464,186

Number of Coins
COLLECTIBLE COINS — 1.9%
UNITED STATES — 1.9%
67	Various Collectible Coins and Sets of Coins(c)	37,839,650
Total Collectible Coins (Cost $36,337,576)		37,839,650

Fine Troy Ounces
COMMODITIES — 4.4%
UNITED STATES — 4.4%
60,175	Gold Bullion	88,862,742
Total Commodities (Cost $57,245,403)		88,862,742
Contracts		Value
CALL OPTIONS PURCHASED — 0.0%
Commodities — 0.0%
4,000	Chicago Board of Trade Corn No. 2 Yellow, Strike $800.00, Expiring 06/21/13	$325,000
1,100	Chicago Board of Trade Corn No. 2 Yellow, Strike $800.00, Expiring 06/21/13	89,375
1,000	Chicago Board of Trade Corn No. 2 Yellow, Strike $820.00, Expiring 06/21/13	56,250
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 05/28/13	600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 06/25/13	5,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 07/26/13	25,200
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13	44,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13	78,600

Total Call Options Purchased (Cost $18,397,720)		624,825

Principal Amount		Value
ASSET-BACKED SECURITIES — 6.1%
UNITED STATES — 6.1%
$8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A1AR, 1.49%, 08/27/46(d)	7,440,000
8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A3AR, 1.47%, 08/27/46(d)	7,440,000
9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 2.50%, 03/15/28(d)	9,450,000
9,800,000	SLM Student Loan Trust, Series 2002-7, Class A11, 1.75%, 03/15/28(d)	9,800,000
2,650,000	SLM Student Loan Trust, Series 2002-7, Class A6, 2.69%, 03/15/28(d)	2,650,000
9,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 1.60%, 03/15/28(d)	9,950,000
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 1.98%, 03/15/28(d)	11,650,000
5,800,000	SLM Student Loan Trust, Series 2002-7, Class A9, 2.69%, 03/15/28(d)	5,800,000
3,350,000	SLM Student Loan Trust, Series 2003-2, Class A6, 2.60%, 09/15/28(d)	3,350,000

58

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$21,850,000	SLM Student Loan Trust, Series 2003-2, Class A7, 1.14%, 09/15/28(d)	$21,850,000
9,000,000	SLM Student Loan Trust, Series 2003-2, Class A8, 2.69%, 09/15/28(d)	9,000,000
21,550,000	SLM Student Loan Trust, Series 2003-2, Class A9, 1.95%, 09/15/28(d)	21,550,000
4,000,000	SLM Student Loan Trust, Series 2003-5, Class A9, 1.75%, 06/17/30(d)	3,990,000

Total Asset-Backed Securities (Cost $119,534,313)		123,920,000
GOVERNMENT BONDS — 13.5%
AUSTRALIA — 6.9%
14,000,000(e)	Australia Government Bond, 6.18%, 08/20/20	28,120,606
62,000,000(e)	New South Wales Treasury Corp., 4.13%, 11/20/20	84,204,549
20,000,000(e)	New South Wales Treasury Corp., 3.22%, 11/20/25	27,764,873
		140,090,028
MEXICO — 6.6%
175,000,000(e)	Mexican Udibonos, 2.00%, 06/09/22	77,477,797
123,000,000(e)	Mexican Udibonos, 2.50%, 12/10/20	55,914,779
		133,392,576
Total Government Bonds (Cost $252,900,278)		273,482,604
U.S. GOVERNMENT AGENCIES — 12.2%
Federal Farm Credit Bank — 0.1%
1,000,000	0.05%, 05/20/13(f)	999,974
Federal Home Loan Bank — 12.1%
37,000,000	0.07%, 05/08/13(f)	36,999,532
22,000,000	0.06%, 05/15/13(f)	21,999,529
11,250,000	0.05%, 05/17/13(f)	11,249,750
20,000,000	0.02%, 05/20/13(f)	19,999,789
19,400,000	0.05%, 05/22/13(f)	19,399,463
123,000,000	0.05%, 05/24/13(f)	122,996,119
12,000,000	0.03%, 06/04/13(f)	11,999,660
		244,643,842
Total U.S. Government Agencies (Cost $245,643,816)		245,643,816
U.S. GOVERNMENT SECURITIES — 42.4%
U.S. Treasury Bills — 42.4%
50,000,000	0.03%, 05/02/13(f)	49,999,944
40,000,000	0.03%, 05/02/13(f)	39,999,967
77,000,000	0.04%, 05/02/13(f)	76,999,915
Principal Amount		Value
U.S. Treasury Bills (continued)
$100,000,000	0.05%, 05/02/13(f)	$99,999,858
38,000,000	0.03%, 05/09/13(f)	37,999,747
205,000,000	0.04%, 05/16/13(f)	204,996,798
35,000,000	0.04%, 05/16/13(f)	34,999,460
92,000,000	0.05%, 05/16/13(f)	91,998,199
40,000,000	0.02%, 05/23/13(f)	39,999,510
40,000,000	0.03%, 05/23/13(f)	39,999,242
138,000,000	0.05%, 05/23/13(f)	137,996,037
2,000,000	0.03%, 06/06/13(f)	1,999,950

Total U.S. Government Securities (Cost $856,988,627)		856,988,627

Shares
CASH SWEEP — 0.4%
8,513,944	Citibank - US Dollars on Deposit in Custody Account, 0.02%(g)	8,513,944
Total Cash Sweep (Cost $8,513,944)		8,513,944
TOTAL INVESTMENTS — 98.4% (Cost $1,937,026,972)(a)		1,989,340,394
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		31,861,662
NET ASSETS — 100.0%		$2,021,202,056

Contracts
CALL OPTIONS WRITTEN — 0.0%
Commodities — 0.0%
(250)	Chicago Board of Trade Soybean, Strike $1,300.00, Expiring 10/25/13	(529,688)
Total Call Options Written (Premiums received $(550,000))		(529,688)
PUT OPTIONS WRITTEN — (0.6)%
Commodities — (0.6)%
(2,000)	New York Mercantile Exchange Natural Gas Futures, Strike $4.20, Expiring 12/26/13	(3,718,000)
(500)	New York Mercantile Exchange Natural Gas Futures, Strike $4.45, Expiring 06/25/13	(1,274,500)
(1,000)	New York Mercantile Exchange Brent Crude Oil, Strike $90.00, Expiring 11/13/13	(2,300,000)
(800)	New York Mercantile Exchange Brent Crude Oil, Strike $95.00, Expiring 11/13/13	(3,008,000)
(250)	New York Mercantile Exchange Brent Crude Oil, Strike $100.00, Expiring 11/13/13	(1,455,000)

Total Put Options Written (Premiums received $(14,526,050))		$(11,755,500)

59

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

FUTURES CONTRACTS: SHORT POSITIONS
Contracts		Unrealized Appreciation/ (Depreciation)
1,000	London Metal Exchange Nickel, May 2013	$17,644,500
1400	London Metal Exchange Zinc, May 2013	410,775
925	London Metal Exchange Aluminum, June 2013	960,144
190	London Metal Exchange Copper, June 2013	914,688
3,300	Chicago Board of Trade Soybean, July 2013	(3,065,200)
611	London Metal Exchange Aluminum, July 2013	567,619
30	London Metal Exchange Tin, July 2013	121,800
3,000	New York Mercantile Exchange Natural Gas, October 2013	(13,796,000)
	Net unrealized appreciation	$3,758,326

FUTURES CONTRACTS: LONG POSITIONS
Contracts		Unrealized Appreciation/ (Depreciation)
978	Eurex Mill Wheat, May 2013	$487,689
1,000	London Metal Exchange Nickel, May 2013	(9,175,968)
1,400	London Metal Exchange Zinc, May 2013	(11,823,338)
925	London Metal Exchange Aluminum, June 2013	(1,518,055)
300	London Metal Exchange Copper, June 2013	(3,945,613)
230	New York Mercantile Exchange Palladium, June 2013	(1,206,405)
250	New York Mercantile Exchange Platts for Chicago Ethanol, June 2013	700,875
2,400	Chicago Board of Trade Corn, July 2013	(3,319,988)
3,580	Intercontinental Exchange Sugar No. 11, July 2013	(734,085)
2,300	Kansas City Board of Trade Wheat, July 2013	4,553,613
1,861	London Metal Exchange Aluminum, July 2013	(1,469,101)
60	London Metal Exchange Tin, July 2013	(765,540)
1,000	Minneapolis Grain Exchange Red Spring Wheat, July 2013	988,438
400	New York Mercantile Exchange Gasoline, July 2013	(83,580)
410	New York Mercantile Exchange Platinum, July 2013	(1,473,540)
400	London Metal Exchange Zinc, August 2013	(412,200)
3,300	Chicago Board of Trade Soybean, November 2013	1,940,688
FUTURES CONTRACTS:
LONG POSITIONS (Concluded)
Contracts		Unrealized Appreciation/ (Depreciation)
1,377	Intercontinental Exchange Coffee, December 2013	$(2,779,203)
3,000	New York Mercantile Exchange Natural Gas, January 2014	14,115,250
2060	Intercontinental Exchange Sugar No. 11, March 2014	(545,417)
150	New York Mercantile Exchange Natural Gas, April 2014	(22,500)
150	New York Mercantile Exchange Natural Gas, May 2014	(36,000)
150	New York Mercantile Exchange Natural Gas, June 2014	1,500
150	New York Mercantile Exchange Natural Gas, July 2014	49,500
150	New York Mercantile Exchange Natural Gas, August 2014	75,000
150	New York Mercantile Exchange Natural Gas, September 2014	72,000
150	New York Mercantile Exchange Natural Gas, October 2014	100,500
150	New York Mercantile Exchange Natural Gas, November 2014	199,500
150	New York Mercantile Exchange Natural Gas, December 2014	466,500
1,730	New York Mercantile Exchange Natural Gas, January 2015(c)	4,755,500
50	New York Mercantile Exchange Natural Gas, January 2016(c)	92,250
50	New York Mercantile Exchange Natural Gas, February 2016(c)	80,250
50	New York Mercantile Exchange Natural Gas, March 2016(c)	39,250
50	New York Mercantile Exchange Natural Gas, April 2016(c)	(128,250)
50	New York Mercantile Exchange Natural Gas, May 2016(c)	(124,250)
50	New York Mercantile Exchange Natural Gas, June 2016(c)	(112,750)
50	New York Mercantile Exchange Natural Gas, July 2016(c)	(95,250)
50	New York Mercantile Exchange Natural Gas, August 2016	(86,250)
50	New York Mercantile Exchange Natural Gas, September 2016(c)	(84,750)
50	New York Mercantile Exchange Natural Gas, October 2016(c)	(69,250)
50	New York Mercantile Exchange Natural Gas, November 2016(c)	(24,250)
50	New York Mercantile Exchange Natural Gas, December 2016(c)	70,750
	Net unrealized depreciation	$(11,246,480)

60

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Cash collateral of $63,434,333 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/14 (Underlying notional amount $1,053,500)(c)	$(313,400)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/15 (Underlying notional amount $948,000)(c)	(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $1,053,500)(c)	(313,400)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/15 (Underlying notional amount $948,000)(c)	(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $1,053,500)(c)	(313,400)
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/15 (Underlying notional amount $948,000)(c)	$(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $1,053,500)(c)	(313,400)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/15 (Underlying notional amount $948,000)(c)	(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $1,053,500)(c)	(313,400)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/15 (Underlying notional amount $948,000)(c)	(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $1,053,500)(c)	(313,400)

61

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/15 (Underlying notional amount $948,000)(c)	$(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $1,053,500)(c)	(313,400)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/15 (Underlying notional amount $948,000)(c)	(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $1,053,500)(c)	(313,400)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $948,000)(c)	(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $1,053,500)(c)	(313,400)
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $948,000)(c)	$(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $1,053,500)(c)	(313,400)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/15 (Underlying notional amount $948,000)(c)	(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $1,053,500)(c)	(313,400)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/15 (Underlying notional amount $948,000)(c)	(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $1,053,500)(c)	(313,400)

62

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/15 (Underlying notional amount $948,000)(c)	$(80,220)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 05/31/13 (Underlying notional amount $1,122,865)(c)	(176,305)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 06/28/13 (Underlying notional amount $1,122,865)(c)	(227,305)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Corn Index, paying a fixed amount per bushel and receiving the closing settlement price of CBOT July 2013 Corn Futures contracts on the termination date, expiring 06/25/13 (Underlying notional amount $150,815,942)	(4,565,942)
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 27,992,970).	(22,484,256)
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Kansas City Board of Trade (“KCBT”) Wheat Index paying a fixed amount per bushel and receiving the closing settlement price of KCBT July 2013 Wheat Futures contracts on the termination date, expiring 06/25/13 (Underlying notional amount $300,146,683)	$17,271,793
Commodity Index Swap Agreement with Cargill, Inc. based on the Malaysia Derivatives Exchange (“MDEX”) Palm Oil Index paying a fixed amount per metric ton and receiving the closing settlement price of MDEX July 2013 Palm Oil Futures contracts on the termination date, expiring 06/27/13 (Underlying notional amount MYR 64,516,000)	(542,646)
$(15,448,101)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Wheat Index receiving a fixed amount per bushel and paying the closing settlement price of CBOT July 2013 Wheat Futures contracts on the termination date, expiring 06/25/13 (Underlying notional amount $284,004,363)	$(9,894,187)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Corn Index, receiving a fixed amount per bushel and paying the closing settlement price of CBOT December 2013 Corn Futures contracts on the termination date, expiring 11/25/13 (Underlying notional amount $27,075,555)	(761,945)

63

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 25,691,203).	$19,452,943
$8,796,811

(a)	Cost for federal income tax purposes is $1,943,151,310 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$82,262,371
Unrealized depreciation	(36,073,287)
Net unrealized appreciation	$46,189,084

(b)	Non-income producing security.

(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $110,866,283 or 5.49% of net assets.

(d)	Variable rate security. Rate shown is the rate as of April 30, 2013.

(e)	Investment in non-U.S. Dollars. Principal amount reflects
local currency.

(f)	The rate represents the annualized yield at time of purchase.

(g)	Rate shown represents current yield at April 30, 2013.

ADR — American Depositary Receipt
MYR — Malaysian Ringgit
REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)
Sector	Percentage of Net Assets
Asset-Backed Securities	6.1%
Collectible Coins	1.9%
Commodities	4.4%
Energy	11.1%
Government Bonds	13.5%
Industrials	1.2%
Materials	3.1%
Real Estate	2.1%
U.S. Government Agencies and Securities	54.6%
Other*	2.0%
100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

64

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2013
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 55.9%
Banks — 17.0%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$4,030,907
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,166,500
540,000	Bank of New York Mellon Corp. (The) MTN, 4.30%, 05/15/14	561,918
12,000,000	Bank of New York Mellon Corp. (The) MTN, 0.51%, 03/04/16(c)	11,996,688
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,045,500
10,500,000	Citigroup, Inc., 1.08%, 04/01/16(c)	10,542,263
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,184,000
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,345,000
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,100,800
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,464,488
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,234,690
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,431,932
1,045,000	European Investment Bank MTN, 1.25%, 02/14/14	1,053,182
500,000	HSBC Bank Plc, 3.10%, 05/24/16(b)	531,890
12,295,000	JPMorgan Chase & Co. MTN, 1.41%, 09/22/15(c)	12,500,105
1,000,000	JPMorgan Chase & Co. MTN, 1.10%, 10/15/15	1,004,083
300,000	KFW, 3.50%, 03/10/14	308,369
6,125,000	KFW, 1.25%, 02/15/17	6,271,908
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	303,714
3,000,000	Standard Chartered Plc, 5.50%, 11/18/14(b)	3,207,300
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,276,950
3,900,000	Toronto-Dominion Bank (The) - MTN, 0.83%, 04/30/18(c)	3,911,505
300,000	Wells Fargo & Co. MTN, 1.25%, 02/13/15	303,597
Principal Amount		Value
Banks (continued)
$3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	$3,104,610
		86,881,899
Consumer Discretionary — 3.7%
2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	2,037,280
1,000,000	Cornell University, 4.35%, 02/01/14	1,034,257
200,000	Dartmouth College, 4.75%, 06/01/19	237,264
12,000,000	NBCUniversal Media LLC, 2.88%, 04/01/16	12,694,356
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,035,958
2,000,000	Walt Disney Co. (The) - MTN, 1.10%, 12/01/17	2,006,420
		19,045,535
Consumer Staples — 5.6%
13,985,000	Anheuser-Busch Inbev Finance Inc, 0.80%, 01/15/16	14,045,527
1,070,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,096,328
500,000	Coca-Cola Co. (The), 1.80%, 09/01/16	517,924
500,000	Heineken NV, 1.40%, 10/01/17(b)	501,322
5,665,000	PepsiCo, Inc., 1.25%, 08/13/17	5,705,607
2,115,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,227,072
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,536,600
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	597,701
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,562,670
		28,790,751
Diversified Financials — 10.6%
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,696,271
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,041,958
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,035,691
5,000,000	Caterpillar Financial Services Corp. MTN, 0.53%, 02/26/16(c)	5,007,040
4,000,000	CME Group Index Services LLC, 4.40%, 03/15/18(b)	4,520,708

65

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
Diversified Financials (continued)
$3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	$3,129,690
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,453,881
2,205,000	Eksportfinans A/S, 2.00%, 09/15/15	2,135,543
210,000	Eksportfinans A/S, 2.38%, 05/25/16	201,599
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	515,580
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,314,818
1,500,000	Ford Motor Credit Co. LLC, 4.21%, 04/15/16	1,602,017
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,884,714
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	1,004,050
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,456,503
300,000	Goldman Sachs Group, Inc. (The), 5.13%, 01/15/15	320,639
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,129,750
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,194,595
2,500,000	International Finance Corp., 0.63%, 12/21/17	2,486,093
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,621,289
300,000	Toyota Motor Credit Corp. MTN, 1.00%, 02/17/15	303,146
1,775,000	Toyota Motor Credit Corp. MTN, 2.80%, 01/11/16	1,875,183
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	1,004,741
		53,935,499
Energy — 2.5%
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,873,249
5,000,000	Petroleos Mexicanos, 1.95%, 12/20/22	5,143,715
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	1,005,867
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,036,466
Principal Amount		Value
Energy (continued)
$3,475,000	Shell International Finance BV, 4.00%, 03/21/14	$3,587,420
		12,646,717
Health Care — 3.0%
820,000	Celgene Corp., 2.45%, 10/15/15	850,506
1,000,000	CR Bard, Inc., 1.38%, 01/15/18	1,002,122
1,000,000	Express Scripts Holding Co., 2.65%, 02/15/17	1,051,263
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,181,062
415,000	McKesson Corp, 0.95%, 12/04/15	417,004
500,000	McKesson Corp., 6.50%, 02/15/14	523,497
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	520,998
1,690,000	Novartis Capital Corp., 4.13%, 02/10/14	1,737,827
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,099,605
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	1,009,161
		15,393,045
Industrials — 2.9%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,524,486
7,500,000	ADT Corp. (The), 2.25%, 07/15/17(b)	7,593,855
3,000,000	BAE Systems Plc, 3.50%, 10/11/16(b)	3,168,480
412,975	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	417,770
188,000	Tyco International Finance SA, 3.38%, 10/15/15	197,092
		14,901,683
Information Technology — 4.5%
10,000,000	Apple, Inc., 0.52%, 05/03/18(c)	10,025,000
3,165,000	Cisco Systems, Inc., 1.63%, 03/14/14	3,202,224
2,150,000	Fiserv, Inc., 3.13%, 06/15/16	2,265,528
1,200,000	Intel Corp, 1.35%, 12/15/17	1,208,164
3,000,000	International Business Machines Corp, 1.25%, 02/08/18	3,040,686

66

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
Information Technology (continued)
$600,000	International Business Machines Corp., 1.95%, 07/22/16	$622,702
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,304,216
300,000	Texas Instruments, Inc., 1.38%, 05/15/14	303,383
		22,971,903
Insurance — 2.0%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,187,629
815,000	Berkshire Hathaway, Inc., 1.90%, 01/31/17	844,061
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,092,685
		10,124,375
Materials — 2.2%
2,000,000	Air Products & Chemicals, Inc., 1.20%, 10/15/17	2,006,230
630,000	Airgas, Inc., 2.85%, 10/01/13	636,042
630,000	Airgas, Inc., 4.50%, 09/15/14	661,695
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,058,384
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,507,350
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,361,914
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,821,441
1,000,000	International Paper Co., 9.38%, 05/15/19	1,385,644
		11,438,700
Telecommunication Services — 0.8%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,155,328
Utilities — 1.1%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,845,843
1,000,000	Duke Energy Corp., 1.63%, 08/15/17	1,013,994
2,485,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,572,686
		5,432,523
Total Corporate Bonds (Cost $278,553,869)		285,717,958
Principal Amount		Value
ASSET-BACKED SECURITIES — 2.2%
UNITED STATES — 2.2%
$11,850,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A2AR, 1.51%, 08/27/46(c)	$11,020,500

Total Asset-Backed Securities (Cost $10,521,294)		11,020,500
MUNICIPAL BONDS — 7.2%
California — 0.9%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,734,422
District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,057,160
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,435,275
		2,492,435
Georgia — 0.7%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,316,591
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,653,846
Maine — 0.1%
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	464,999
Maryland — 0.0%
20,000	State of Maryland Recreational Facilities Improvements COP, Series A 2.52%, 09/01/14	20,461
180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	188,181
		208,642
Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,119,605

67

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
Minnesota — 0.1%
$40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	$41,640
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	646,521
		688,161
New Jersey — 1.3%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,629,435
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 1.90%, 06/15/15	1,013,070
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 2.27%, 06/15/16	102,297
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,131,160
1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,568,283
160,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	163,666
		6,607,911
New York — 0.8%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,736,266
110,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series G 2.83%, 03/15/16	116,268
210,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 5.64%, 12/15/13	216,823
Principal Amount		Value
New York (continued)
$1,075,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	$1,102,843
		4,172,200
Ohio — 0.5%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,269,881
Oregon — 0.1%
500,000	State of Oregon University and College Improvements GO, Series B 2.22%, 08/01/13	501,780
South Carolina — 0.3%
1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	1,235,367
Washington — 1.2%
6,000,000	Energy Northwest Nuclear Power Plants Revenue Bonds, Series E 2.15%, 07/01/18	6,237,660
Total Municipal Bonds (Cost $35,198,760)		36,703,500
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
$1,431,978	Freddie Mac Mortgage-Linked Amortizing Notes, 2.06%, 01/15/22	1,463,153
$3,926,070	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	4,058,408
Total Collateralized Mortgage Obligations (Cost $5,454,215)		5,521,561
U.S. GOVERNMENT AGENCIES — 6.8%
Fannie Mae — 1.0%
1,765,000	5.00%, 03/02/15	1,918,124
2,705,000	5.00%, 04/15/15	2,954,101
200,000	1.63%, 10/26/15	206,265
4,617	7.50%, 08/01/25	5,494
		5,083,984

68

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
Federal Farm Credit Bank — 0.0%
$105,000	3.00%, 09/22/14	$109,144
		109,144
Federal Home Loan Bank — 1.4%
210,000	5.50%, 12/11/13	216,881
825,000	3.25%, 09/12/14	859,205
870,000	5.25%, 09/12/14	928,888
720,000	4.75%, 11/14/14	769,922
895,000	2.75%, 12/12/14	931,657
200,000	4.50%, 02/18/15	215,185
275,000	2.75%, 03/13/15	287,682
140,000	3.50%, 03/13/15	148,410
2,500,000	2.88%, 06/12/15	2,635,203
150,000	5.00%, 12/21/15	168,215
		7,161,248
Freddie Mac — 0.1%
300,000	2.88%, 02/09/15	313,921
		313,921
Ginnie Mae — 0.0%
33,433	8.50%, 10/15/17	35,574
360	9.00%, 02/15/20	364
		35,938
Overseas Private Investment Corp. — 1.9%
8,580,466	5.14%, 12/15/23	10,020,054
		10,020,054
Private Export Funding Corp. — 1.1%
105,000	4.55%, 05/15/15	114,093
1,400,000	4.95%, 11/15/15	1,558,007
3,000,000	5.00%, 12/15/16	3,458,763
500,000	2.25%, 12/15/17	533,614
		5,664,477
Small Business Administration — 1.1%
974,505	4.73%, 02/10/19	1,053,659
1,516,569	4.11%, 03/10/20	1,603,059
2,537,634	4.08%, 03/10/21	2,819,648
		5,476,366
Tennessee Valley Authority — 0.2%
110,000	4.75%, 08/01/13	111,218
Principal Amount		Value
Tennessee Valley Authority (continued)
$725,000	6.25%, 12/15/17	$901,195
		1,012,413
Total U.S. Government Agencies (Cost $32,290,608)		34,877,545
U.S. GOVERNMENT SECURITIES — 21.8%
U.S. Treasury Bills — 3.5%
18,200,000	0.13%, 03/06/14(d)	18,184,384
U.S. Treasury Notes — 18.3%
1,175,000	0.25%, 01/31/15	1,176,148
10,241,000	0.25%, 02/28/15	10,248,998
640,000	0.38%, 01/15/16	641,450
54,180,000	7.25%, 08/15/22	81,341,951
Total U.S. Government Securities (Cost $110,301,499)		111,592,931
GOVERNMENT BONDS — 2.5%
AUSTRALIA — 0.2%
1,000,000	Australia & New Zealand Banking Group Ltd, 0.90%, 02/12/16	1,004,440
CANADA — 0.8%
500,000	Canada Government International Bond, 0.88%, 02/14/17	505,850
430,000	Hydro Quebec, 2.00%, 06/30/16	447,415
230,000	Province of Ontario Canada, 2.70%, 06/16/15	240,850
2,875,000	Province of Ontario Canada, 2.30%, 05/10/16	3,019,325
		4,213,440
EGYPT — 0.2%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,095,025
FRANCE — 0.2%
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,034,860
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	1,004,400
JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,066,364
SOUTH KOREA — 0.4%
500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	497,371

69

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
SOUTH KOREA (continued)
$1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	$1,523,649
		2,021,020
UNITED KINGDOM — 0.1%
	500,000 Bank of England, 1.38%, 03/07/14(b)	504,935
Total Government Bonds (Cost $12,477,429)		12,944,484

Shares
INVESTMENT COMPANY — 3.7%
18,710,000	SEI Daily Income Trust Government II Fund, Class A, 0.00%(e)	18,710,000
Total Investment Company (Cost $18,710,000)		18,710,000
TOTAL INVESTMENTS — 101.2% (Cost $503,507,674)(a)		$517,088,479
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(6,223,952)
NET ASSETS — 100.0%		$510,864,527

(a)	Cost for federal income tax purposes is $503,507,674 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$13,670,963
Unrealized depreciation	(90,158)
Net unrealized appreciation	$13,580,805
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $78,655,383 which is 15.4% of net assets.

(c)	Variable rate security. Rate shown is the rate as of April 30, 2013.

(d)	The rate represents the annualized yield at time of purchase.

(e)	Rate shown represents current yield at April 30, 2013.

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligations

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	28.6%
Corporate Bonds	55.9
Municipal Bonds	7.2
Government Bonds	2.5
Asset Backed Securities	2.2
Collateralized Mortgage Obligations	1.1
Other*	2.5
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

70

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2013
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 98.6%
Alabama — 0.5%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$6,120,600

Arizona — 0.9%
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,513,040
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	419,985
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,761,672
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	843,064
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	243,145
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,546,974
		10,327,880
California — 3.6%
1,700,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/19	2,088,144
5,900,000	City of Los Angeles Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/20	7,108,084
1,250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)	1,255,325
1,495,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID, 6.75%, 06/01/13(b)	1,502,798
Principal Amount		Value
California (continued)
$2,720,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	$2,731,654
720,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	722,867
3,450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(c)	3,462,297
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)(c)	305,732
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)	220,700
5,000,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (XLCA-ICR), 5.50%, 06/01/13(b)	5,018,546
100,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	113,137
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,246,337
4,985,000	Southern California Public Power Authority Magnolia Power Project Refunding Revenue Bonds, (Wells Fargo Bank), 0.21%, 07/01/36(d)	4,985,000
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	11,171,800

71

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
California (continued)
$2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	$2,196,596
		44,129,017
Colorado — 0.7%
450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	576,149
1,200,000	Douglas County School District No Re-1 Douglas & Elbert Counties Refunding GO, Series B (AGM, State Aid Withholding), 5.00%, 12/15/14	1,291,296
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,286,140
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,497,727
1,000,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	1,257,260
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	2,031,858
		8,940,430
Connecticut — 2.0%
2,000,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, Series A-3, 0.88%, 07/01/49(c)(d)	1,996,740
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(d)	4,879,493
8,800,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series T-2, 0.21%, 07/01/29(d)	8,800,000
8,290,000	State of Connecticut Special Tax Refunding Revenue Bonds, 2.00%, 11/01/13	8,363,698
Principal Amount		Value
Connecticut (continued)
$750,000	University of Connecticut Revenue Bonds, Series A (GO of University), 5.00%, 01/15/14	$774,953
		24,814,884
Delaware — 0.3%
3,785,000	Delaware Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/13	3,814,334
District Of Columbia — 0.8%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	6,183,950
2,250,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	2,808,405
1,000,000	District of Columbia Water & Sewer Authority Revenue Bonds, Series A, 4.00%, 10/01/13	1,015,520
		10,007,875
Florida — 4.7%
475,000	Florida State Board of Education Capital Outlay GO, Series E, 4.00%, 06/01/13	476,505
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,254,790
800,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	958,336
6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D, 5.00%, 07/01/14	6,325,860
1,125,000	Florida State Board of Education Lottery Revenue Bonds, Series A (AMBAC), 5.00%, 07/01/13	1,133,640
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	10,102,979
2,240,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE), 5.00%, 07/01/13	2,257,203
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,728,108

72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
Florida (continued)
$250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/13	$255,498
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,208,573
11,700,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1, 0.22%, 10/01/36(d)	11,700,000
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/18	531,752
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,350,980
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	2,080,854
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,498,760
1,000,000	Palm Beach County Refunding Revenue Bonds, 5.00%, 08/01/17	1,058,590
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	602,635
6,010,000	Palm Beach County School District Refunding COP, Series E (AMBAC), 5.38%, 08/01/13	6,083,983
		57,609,046
Georgia — 2.8%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	10,817,600
700,000	County of Forsyth Refunding GO, 5.25%, 03/01/14(b)	735,791
1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,178,210
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,483,300
Principal Amount		Value
Georgia (continued)
$5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	$6,032,250
2,185,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,721,811
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	561,577
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	724,538
2,500,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2, 0.21%, 09/01/35(d)	2,500,000
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,245,647
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,382,865
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,795,275
		34,178,864
Hawaii — 0.9%
8,000,000	City & County of Honolulu Public Improvements Refunding GO, Series B, 5.00%, 11/01/19	9,876,960
1,000,000	City & County of Honolulu Public Improvements Refunding GO, Series B (AGM), 5.50%, 07/01/13	1,008,620
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	477,023
		11,362,603
Idaho — 0.2%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,884,060

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
Illinois — 2.0%
$3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	$3,722,062
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	1,004,319
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,544,410
375,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15	397,785
125,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15(b)	128,989
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	1,195,880
9,800,000	Illinois Finance Authority University & College Improvement Revenue Bonds, Series B, 0.22%, 07/01/33(d)	9,800,000
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	4,198,530
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	946,600
945,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,133,868
		24,072,443
Indiana — 1.8%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	637,072
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,193,693
Principal Amount		Value
Indiana (continued)
$650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	$747,013
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	728,078
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	545,654
510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	565,075
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,154,113
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE), 5.00%, 07/15/23	958,739
1,400,000	Perry Township Multi School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 01/10/21	1,697,808
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	544,959
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	799,127
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	837,341

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
Indiana (continued)
$570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	$671,004
700,000	Purdue University Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	860,937
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/14	2,726,942
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,298,680
700,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/14	717,493
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,048,870
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	848,048
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,134,680
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	185,971
		21,901,297
Iowa — 0.2%
2,000,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,485,000
Principal Amount		Value
Kansas — 0.5%
$5,700,000	Kansas State Department of Transportation Refunding Revenue Bonds, Series C-3, 0.20%, 09/01/19(d)	$5,700,000
Kentucky — 0.1%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	1,109,300
Louisiana — 0.4%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,197,060
2,300,000	State of Louisiana Gasoline & Fuels Tax Refunding Revenue Bonds, Series A-1, 5.00%, 05/01/20	2,856,784
		5,053,844
Maine — 0.2%
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/21(b)	131,209
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	1,990,818
		2,122,027
Maryland — 1.8%
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,538,147
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,183,190
4,350,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	5,355,720
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,472,320
2,960,000	State of Maryland Refunding GO, Series C, 5.00%, 11/01/20	3,746,916
		21,296,293

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
Massachusetts — 5.7%
$3,600,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 09/27/13	$3,608,136
700,000	City of Springfield Recreational Facilities Improvements GO (NATL-RE, School Board Resolution Funding), 5.25%, 08/01/14	742,644
2,500,000	Commonwealth of Massachusetts Refunding GO, Series B, 3.00%, 01/01/14	2,546,400
1,050,000	Commonwealth of Massachusetts Refunding GO, Series C, 0.21%, 01/01/21(d)	1,050,000
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 5.00%, 12/15/13	6,178,140
2,000,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes, 1.25%, 08/16/13	2,004,040
4,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	5,115,280
10,000,000	Massachusetts Department of Transportation Contract Assistance Refunding Revenue Bonds, Series A7, (State Gty), 0.22%, 01/01/29(d)	10,000,000
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,794,553
500,000	Massachusetts Water Pollution Abatement Trust, Refunding Revenue Bonds, Series A, 5.25%, 08/01/13	506,205
1,100,000	Massachusetts Water Pollution Abatement Trust, Refunding Revenue Bonds, Series A, 5.25%, 08/01/14	1,168,431
3,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	3,831,720
Principal Amount		Value
Massachusetts (continued)
$7,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, (GO of Authority), 5.00%, 08/01/23	$8,702,890
705,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.23%, 08/01/37(d)	705,000
295,000	Massachusetts Water Resources Authority Revenue Bonds, Series B, (GO of Authority), 5.00%, 08/01/21	372,175
5,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes, 1.25%, 08/09/13	5,009,850
7,500,000	Southeastern Regional Transit Authority Cash Flow Management Revenue Notes, 1.25%, 08/30/13	7,518,450
		68,853,914
Michigan — 1.9%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	369,981
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	711,441
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	468,175
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	656,134
125,000	Jackson Public Schools Refunding GO, (AGM Q-SBLF), 5.00%, 05/01/15	130,906
25,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15(b)	26,181
1,125,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/13	1,149,176
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,474,881
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,601,421

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
Michigan (continued)
$1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	$1,278,666
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	896,559
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,386,583
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,201,150
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,377,460
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	717,458
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	284,297
4,730,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,498,199
1,500,000	University of Michigan Revenue Bonds, 0.22%, 04/01/32(d)	1,500,000
1,375,000	Warren Consolidated Schools Refunding GO (Q-SBLF), 5.00%, 05/01/20	1,657,934
		23,386,602
Minnesota — 1.5%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,557,244
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	506,381
1,845,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	2,179,222
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,640,471
5,000,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	6,225,950
Principal Amount		Value
Minnesota (continued)
$1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	$1,253,370
		18,362,638
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,111,401
Missouri — 1.1%
700,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/18	789,299
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,149,193
500,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	562,160
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, 5.00%, 03/01/18	589,370
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,734,414
1,205,000	Missouri State Highways & Transportation Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,248,091
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Direct Deposit), 5.00%, 04/01/22	6,076,100
		13,148,627
Nevada — 0.5%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,153,900
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,372,546
		6,526,446

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
New Hampshire — 0.7%
$2,600,000	New Hampshire Health & Education Facilities Authority Dartmouth College Revenue Bonds, 0.20%, 06/01/32(d)	$2,600,000
5,250,000	State of New Hampshire Highway Improvements Revenue, 5.00%, 09/01/19	6,440,543
		9,040,543
New Jersey — 5.2%
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	280,633
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	8,332,870
600,000	Middlesex County Improvement Authority Open Space Trust Refunding Revenue Bonds (County GTY), 5.00%, 09/15/19	738,516
475,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	608,171
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	6,454,450
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,761,945
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	542,515

11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	13,687,237
Principal Amount		Value
New Jersey (continued)
$1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	$1,059,470
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	1,484,547
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(b)	28,663
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,329,975
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	17,198
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	6,036,611
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	48,605
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,582,776
1,305,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A (NATL-RE, FGIC-TCRS), 5.63%, 06/15/13	1,313,538
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,126,337
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,551,949

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
New Jersey (continued)
$2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(c)	$3,366,165
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	357,157
10,000,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.25%, 06/01/13(b)	10,045,269
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.75%, 06/01/13(b)	346,636
		63,101,233
New Mexico — 0.1%
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,104,510
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	282,378
		1,386,888
New York — 31.3%
3,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank), 0.20%, 08/15/23(c)(d)	3,000,000
1,355,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/14(b)	1,450,948
545,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/21	579,864
8,470,000	City of New York Public Improvements GO, Sub-Series A-1, 5.00%, 10/01/20	10,528,464
2,220,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,751,446
1,000,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	1,258,760
2,705,000	City of New York Refunding GO, Series D, 5.00%, 08/01/13(b)	2,736,432

Principal
Amount		Value
New York (continued)
$1,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/14	$1,059,240
8,340,000	City of New York Refunding GO, Series E, 5.00%, 08/01/20	10,336,513
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,829,627
12,000,000	City of New York Refunding GO, Sub-Series I-1, 5.00%, 08/01/19	14,646,360
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/18	2,378,040
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	6,021,200
1,100,000	Erie County Industrial Development Agency Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/13	1,100,000
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/13	7,104,440
3,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/18	4,199,580
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/21	12,333,800
1,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/22(c)	1,235,840
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/17	11,783,100
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,374,257
9,550,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/22	11,810,485

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
New York (continued)
$650,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 3.00%, 11/15/13	$659,698
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,336,341
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,355,756
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	1,047,560
4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	4,737,536
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	3,030,525
1,635,000	New York City Transitional Finance Authority Building Aid Revenue Bonds, Sub-Series S-1A (State Aid Withholding), 3.00%, 07/15/13	1,644,074
9,375,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	11,374,969
1,060,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A-1, 5.00%, 11/01/14	1,134,560
1,335,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	1,583,991
665,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(b)	792,926

Principal
Amount		Value
New York (continued)
$1,950,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	$2,322,489
14,775,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	18,683,135
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,670,323
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,293,125
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	3,066,437
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,134,464
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,941,023
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	627,785
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 4.00%, 11/01/13	4,815,106
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 5.00%, 11/01/14	6,742,197
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,153,516

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
New York (continued)
$2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	$2,683,560
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	4,006,903
7,090,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V, (GO of Corp.), 0.20%, 04/01/24(d)	7,090,000
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	818,286
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,814,816
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	12,523,800
700,000	New York State Dormitory Authority Cornell University Revenue Bonds, Series A, 0.22%, 07/01/29(d)	700,000
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	1,010,340
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(b)	18,227
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	2,043,589
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	595,117

Principal
Amount		Value
New York (continued)
$2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	$2,975,415
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,489,610
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	18,753,000
4,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series D, 5.00%, 02/15/20	4,940,320
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,661,640
5,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series C, 5.00%, 03/15/21	6,251,800
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/19	2,465,480
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,430,240
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,743,700
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	6,025,950
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,247,643
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	466,163

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
New York (continued)
$8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	$9,914,240
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,957,800
925,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC), 5.00%, 04/01/19	1,025,575
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	537,949
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	6,130,200
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	1,075,900
10,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, 5.00%, 12/01/20	12,401,100
16,250,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/18	19,371,300
6,000,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Sub-Series B1 (GO of Authority), 5.00%, 11/15/25(d)	6,150,180
6,845,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/18	8,335,841
6,050,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, (State Street Bank & Trust), 0.21%, 01/01/32(c)(d)	6,050,000
7,890,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	10,084,919
		380,456,535

Principal
Amount		Value
North Carolina — 3.5%
$680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	$842,568
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,135,721
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,611,447
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,157,810
2,695,000	City of Charlotte Water & Sewer System Revenue Bonds, Series B, 0.20%, 07/01/36(d)	2,695,000
5,000,000	City of Raleigh Combined Enterprise System Water and Sewer Revenue Bonds, Series A, 0.21%, 03/01/35(d)	5,000,000
11,300,000	County of Guilford Recreational Facilities GO, Series B, 0.20%, 03/01/25(d)	11,300,000
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,921,912
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	690,110
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	769,257
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	842,454
685,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/23	828,247
435,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/24	521,651
1,285,000	Dare County School Improvements COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,409,439
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,758,544
575,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	730,865

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
North Carolina (continued)
$2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	$2,502,760
4,615,000	Town of Cary Public Improvements GO, 0.22%, 06/01/27(d)	4,615,000
		42,332,785
Ohio — 2.0%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,835,824
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	431,787
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,176,910
1,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 1, 5.00%, 12/15/21	1,257,060
8,880,000	State of Ohio Infrastructure Improvement Refunding GO, Series B, 0.21%, 08/01/17(d)	8,880,000
1,300,000	State of Ohio Refunding GO, Series B, 5.00%, 09/15/14	1,384,006
6,855,000	State of Ohio School Improvements GO, Series C, 0.20%, 06/15/26(d)	6,855,000
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	2,002,060
		24,822,647
Oregon — 0.6%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,522,066
2,015,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	2,333,954

Principal
Amount		Value
Oregon (continued)
$1,000,000	Multnomah-Clackamas Counties Centennial School District No 28JT Refunding GO, (AGM, School Board GTY), 5.00%, 12/15/19	$1,231,700
2,000,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	2,325,440
		7,413,160
Pennsylvania — 1.5%
7,000,000	Pennsylvania Economic Development Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/18	8,353,030
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	8,198,960
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education University Capital Project Revenue Bonds, (GO of University), 5.50%, 09/15/37(c)(d)	1,018,810
		17,570,800
Puerto Rico — 0.0%
120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	129,658
Rhode Island — 0.5%
3,850,000	Rhode Island Health & Educational Building Corp. Higher Education Brown University Revenue, Series A, 0.20%, 05/01/35(d)	3,850,000
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	800,394
775,000	State of Rhode Island Energy Conservation COP, Series A, 3.00%, 04/01/14	794,096
		5,444,490

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
South Carolina — 0.6%
$880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	$984,174
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,484,111
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	2,021,776
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	405,593
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	835,768
		6,731,422
Tennessee — 0.5%
1,150,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/21	1,465,917
1,200,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/22	1,509,132
2,895,000	County of Shelby Refunding GO, Series C, 0.22%, 12/01/31(d)	2,895,000
		5,870,049
Texas — 8.5%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,397,279
3,660,000	Alamo Heights Independent School District Refunding GO (PSF-GTD), 5.00%, 02/01/21	4,581,076
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD), 4.50%, 02/15/22	2,787,500
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/20	1,346,285

Principal
Amount		Value
Texas (continued)
$515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/14	$534,256
1,860,000	Austin Community College District Refunding GO, 5.00%, 08/01/20	2,308,148
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	456,911
515,000	City of Denton Certificates of Obligation GO, (NATL-RE), 5.00%, 02/15/14	533,756
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE), 4.50%, 03/01/14	926,048
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,213,567
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.25%, 03/01/14	4,165,280
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.38%, 03/01/15	3,127,320
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,239,620
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,147,839
3,785,000	City of Lubbock Public Improvement GO, 5.00%, 02/15/24	4,539,199
1,280,000	City of Richardson Public Improvements GO, (NATL-RE), 5.25%, 02/15/20	1,381,350
465,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	513,820
1,630,000	City of San Antonio Refunding GO, 5.25%, 08/01/13	1,650,228
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	288,605
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,253,680

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
Texas (continued)
$1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	$1,229,236
750,000	Dallas Independent School District Refunding GO, (PSF-GTD), 4.25%, 02/15/21	882,540
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	283,467
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	317,098
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE), 5.50%, 07/15/13	353,735
3,000,000	Garland Independent School District Refunding GO, Series A, 5.00%, 02/15/19	3,646,290
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	754,810
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,079,230
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,226,060
10,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/14(b)	10,630
365,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/18	388,221
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	556,035
1,500,000	Houston Community College System Refunding GO, 5.00%, 02/15/21	1,866,825
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,544,944
1,000,000	Houston Community College System University and College Improvements GO, 5.00%, 02/15/21	1,245,380

Principal
Amount		Value
Texas (continued)
$6,000,000	Houston Higher Education Finance Corp. Rice University Project Refunding Revenue Bonds, Series A, (GO of University), 0.22%, 11/15/29(d)	$6,000,000
385,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	416,312
1,300,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/13	1,302,082
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	5,091,345
1,095,000	Lower Colorado River Authority Refunding Revenue Bonds, Series 2012-2, 5.00%, 05/15/13	1,096,874
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	607,090
2,175,000	Mckinney Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	2,697,435
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(d)	6,607,835
3,340,000	Pearland Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	4,134,953
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	614,754
500,000	Rockwall Independent School District School Building GO, (PSF-GTD), 4.75%, 02/15/15	539,449
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/14	1,034,014
495,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	568,626
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/13	1,521,570

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
Texas (continued)
$2,705,000	Spring Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/15	$2,930,435
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,248,551
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,617,613
1,200,000	Texas Tech University Refunding Revenue Bonds (AMBAC), 5.00%, 08/15/13(b)	1,216,272
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,337,323
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,842,543
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,778,551
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	170,178
		103,150,073
Utah — 2.3%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,399,902
7,600,000	Intermountain Power Agency Refunding Revenue Bonds, Series A, 5.25%, 07/01/13	7,661,636
5,590,000	Intermountain Power Agency Refunding Revenue Bonds, Series A, 5.25%, 07/01/13	5,635,335
3,145,000	Intermountain Power Agency Refunding Revenue Bonds, Series A, 5.25%, 07/01/13	3,170,506
2,250,000	Intermountain Power Agency Refunding Revenue Bonds, Series A, 5.25%, 07/01/13	2,268,248

Principal
Amount		Value
Utah (continued)
$4,680,000	Intermountain Power Agency Refunding Revenue Bonds, Series A, 5.50%, 07/01/13	$4,719,827
1,805,000	Intermountain Power Agency Refunding Revenue Bonds, Series A, 5.50%, 07/01/13	1,820,361
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	138,629
		27,814,444
Virginia — 2.6%
1,000,000	City of Newport News Water Improvement Refunding GO, Series B (State Aid Withholding), 5.25%, 07/01/14	1,057,810
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	196,165
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,657,805
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	676,374
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,600,331
2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	2,691,819
6,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/21	7,391,160
5,155,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/22	6,286,523

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
Virginia (continued)
$5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	$6,208,500
750,000	Virginia Public Building Authority Refunding Revenue Bonds, Series B, 5.00%, 08/01/13	758,828
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,318,268
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,523,988
		31,367,571
Washington — 3.0%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	113,537
2,970,000	City of Tacoma Water Improvement Refunding Revenue Bonds, 2.00%, 12/01/13	3,000,146
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,999,498
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	914,616
1,000,000	Island County School District No 204 Coupeville Refunding GO, (School Board GTY), 5.00%, 12/01/19	1,209,380
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	788,793
500,000	King County School District No. 1 Seattle School Improvement GO (School Board GTY), 5.00%, 06/01/13	502,000
1,000,000	King County School District No. 405 Bellevue School Improvement GO, Series A (School Board GTY), 3.00%, 12/01/13	1,016,340

Principal
Amount		Value
Washington (continued)
$320,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	$391,247
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,812,030
3,000,000	King County Sewer Improvements GO, Series B, 0.20%, 01/01/40(d)	3,000,000
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,580,656
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,237,520
800,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	993,816
5,000,000	State of Washington Motor Vehicle Fuel Tax Refunding GO, Series 2012-B, 5.00%, 07/01/24	6,119,950
605,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/15(b)	665,930
745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	817,988
5,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	6,264,050
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,240,187
		36,667,684
West Virginia — 0.0%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	146,574
Wisconsin — 0.4%
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC), 4.75%, 03/01/15	103,727

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal
Amount		Value
Wisconsin (continued)
$3,500,000	Wisconsin Department of Transportation Refunding Revenue Bonds, Series 2, 5.00%, 07/01/20	$4,366,425
		4,470,152
Total Municipal Bonds (Cost $1,151,144,846)		1,197,236,133

Shares
INVESTMENT COMPANY — 1.4%
16,800,300	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$16,800,300
Total Investment Company (Cost $16,800,300)		16,800,300

TOTAL INVESTMENTS — 100.0% (Cost $1,167,945,146)(a)		1,214,036,433

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		133,996
NET ASSETS — 100.0%		$1,214,170,429

(a)	Cost for federal income tax purposes is $ 1,167,945,146 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$46,631,069
Unrealized depreciation	(539,782)
Net unrealized appreciation	$46,091,287

(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.

(d)	Variable rate security. Rate shown is the rate as of April 30, 2013.

(e)	Rate shown represents current yield at April 30, 2013.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

TCRS — Transferable Custodial Receipts

XLCA — XL Capital Insurance

XLCA-ICR — XL Capital Insurance-Immediate Credit Recovery

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage
State	of Net Assets
Alabama	0.5%
Arizona	0.9%
California	3.6%
Colorado	0.7%
Connecticut	2.0%
Delaware	0.3%
District Of Columbia	0.8%
Florida	4.7%
Georgia	2.8%
Hawaii	0.9%
Idaho	0.2%
Illinois	2.0%
Indiana	1.8%
Iowa	0.2%
Kansas	0.5%
Kentucky	0.1%
Louisiana	0.4%
Maine	0.2%
Maryland	1.8%
Massachusetts	5.7%
Michigan	1.9%
Minnesota	1.5%
Mississippi	0.2%
Missouri	1.1%
Nevada	0.5%
New Hampshire	0.7%
New Jersey	5.2%
New Mexico	0.1%
New York	31.3%
North Carolina	3.5%
Ohio	2.0%
Oregon	0.6%
Pennsylvania	1.5%
Puerto Rico	0.0%
Rhode Island	0.5%
South Carolina	0.6%
Tennessee	0.5%
Texas	8.5%
Utah	2.3%
Virginia	2.6%
Washington	3.0%
West Virginia	0.0%
Wisconsin	0.4%
Other*	1.4%
100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
89

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	GLOBAL SMALL & MID CAP FUND
ASSETS:
Investments, at value	$722,800,749	$6,532,927,444	$5,656,610,869
Foreign currency, at value (Cost $0, $0, and $6,841,969 respectively)	—	—	6,421,902
Cash	99	369	—
Cash due from broker for foreign currency contracts	—	4,270,000	—
Dividends and interest receivable	1,879,361	23,770,170	10,017,663
Receivable for Fund shares sold	488,671	3,895,083	1,831,868
Receivable for investments sold	—	44,965,038	33,938,412
Unrealized appreciation on forward foreign currency exchange contracts	—	352,973	—
Prepaid expenses	23,679	47,039	48,497
Total Assets	725,192,559	6,610,228,116	5,708,869,211
LIABILITIES:
Payable to custodian	—	—	800,258
Payable for Fund shares redeemed	323,087	784,506	1,187,113
Payable for investments purchased	10,686,778	46,483,195	3,445,533
Unrealized depreciation on forward foreign currency exchange contracts	—	6,535,796	267,021
Deferred tax liability payable (Note 9)	—	245,124	57,836
Accrued expenses and other payables:
Investment advisory	354,200	4,371,788	3,693,020
Administration	38,100	312,402	282,307
Shareholder servicing fee	113,754	1,040,914	915,415
Custody	8,531	209,788	132,451
Legal and Audit	34,250	163,331	184,132
Other	8,469	57,100	133,731
Total Liabilities	11,567,169	60,203,944	11,098,817
NET ASSETS	$713,625,390	$6,550,024,172	$5,697,770,394
NET ASSETS consist of:
Capital paid-in	$666,393,562	$6,076,005,115	$4,221,125,125
Accumulated undistributed (distributions in excess of) net investment income	2,898,029	32,068,303	(7,070,030)
Accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions	(33,504,308)	(296,977,610)	209,769,902
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	77,838,107	738,928,364	1,273,945,397
NET ASSETS	$713,625,390	$6,550,024,172	$5,697,770,394
Net Asset Value, maximum offering price and redemption price per share	$12.82	$10.89	$16.01
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	55,645,796	601,716,090	355,890,451
INVESTMENTS, AT COST	$644,962,642	$5,787,598,522	$4,381,939,774

See Notes to Financial Statements.

90

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2013 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]
ASSETS:
Investments, at value	$6,952,231,107	$1,989,340,394
Foreign currency, at value (Cost $6,413,351 and $0, respectively)	6,526,668	—
Cash	18,037	520
Segregated cash for futures contracts (Note 4)	288,560	63,434,333
Due from broker for collateral	10,704,268	3,710,000
Structured option contracts, at value (premium received $45,159,215 and $0, respectively)	105,561,700	—
Dividends and interest receivable	41,366,214	2,092,167
Receivable for Fund shares sold	2,900,100	1,056,957
Receivable for investments sold	53,828,733	4,213,849
Unrealized appreciation on swap contracts	13,501,540	36,724,736
Unrealized appreciation on forward foreign currency exchange contracts	39,797,754	—
Variation margin	—	1,154,691
Prepaid expenses	49,150	38,582
Total Assets	7,226,773,831	2,101,766,229
LIABILITIES:
Payable to broker for collateral	46,020,000	—
Securities sold short, at value (Proceeds $5,204,141 and $0, respectively)	5,229,688	—
Written option contracts, at value (premium received $114,702,364 and $15,076,050, respectively)	144,285,972	12,285,188
Payable for Fund shares redeemed	1,018,739	71,562
Payable for investments purchased	21,610,523	22,877,248
Unrealized depreciation on swap contracts	9,990,764	43,376,026
Unrealized depreciation on forward foreign currency exchange contracts	29,965,580	—
Variation margin	75,000	—
Deferred tax liability payable (Note 9)	821,583	—
Accrued expenses and other payables:
Investment advisory	5,099,516	1,316,582
Administration	351,371	112,739
Shareholder servicing fee	1,126,140	328,429
Custody	48,001	18,409
Legal and Audit	398,525	141,549
Other	107,354	36,441
Total Liabilities	266,148,756	80,564,173
NET ASSETS	$6,960,625,075	$2,021,202,056
NET ASSETS consist of:
Capital paid-in	$6,452,446,544	$2,659,762,501
Accumulated undistributed (distributions in excess of) net investment income	56,927,024	(123,259,910)
Accumulated undistributed net realized loss on investments, futures contracts, swap contracts, written options and foreign currency transactions	(31,970,644)	(556,275,662)
Net unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	483,222,151	40,975,127
NET ASSETS	$6,960,625,075	$2,021,202,056
Net Asset Value, maximum offering price and redemption price per share	$8.04	$8.73
Number of shares authorized	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	866,279,906	231,412,613
INVESTMENTS, AT COST	$6,601,522,386	$1,937,026,972

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

91

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2013 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at value	$517,088,479	$1,214,036,433
Cash	84	84
Dividends and interest receivable	3,055,068	13,434,770
Receivable for fund shares sold	688,155	836,103
Receivable for investments sold	626,417	10,000,000
Prepaid expenses	18,523	27,429
Total Assets	521,476,726	1,238,334,819
LIABILITIES:
Payable for Fund shares redeemed	37,665	2,275,334
Payable for investments purchased	10,273,134	21,233,275
Accrued expenses and other payables:
Investment advisory	187,872	409,766
Administration	29,332	63,709
Shareholder servicing fee	41,831	99,464
Custody	6,275	14,919
Legal and Audit	24,263	45,068
Other	11,827	22,855
Total Liabilities	10,612,199	24,164,390
NET ASSETS	$510,864,527	$1,214,170,429
NET ASSETS consist of:
Capital paid-in	$497,201,454	$1,163,515,895
Accumulated undistributed (distributions in excess of) net investment income	(481,086)	1,256,159
Accumulated undistributed net realized gain on investments	563,354	3,307,088
Net unrealized appreciation/(depreciation) on investments	13,580,805	46,091,287
NET ASSETS	$510,864,527	$1,214,170,429
Net Asset Value, maximum offering price and redemption price per share	$11.58	$12.22
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	44,112,758	99,355,580
INVESTMENTS, AT COST	$503,507,674	$1,167,945,146

See Notes to Financial Statements.

92

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2013 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	GLOBAL SMALL & MID CAP FUND
INVESTMENT INCOME:
Interest	$3,836	$41,970	$27,764
Dividends	8,285,054	70,383,606	48,458,718
Foreign tax withheld	(365,492)	(3,151,310)	(2,143,086)
Total investment income	7,923,398	67,274,266	46,343,396
EXPENSES:
Investment advisory fees	2,128,756	20,737,127	22,085,011
Shareholder servicing fees	616,856	4,951,833	5,196,473
Administration and Accounting fees	151,130	1,135,582	1,191,129
Custodian fees	172,886	1,069,899	691,673
Directors fees and expenses	13,156	98,558	113,304
Insurance premiums	8,713	17,660	19,700
Interest expense	—	575	3
Legal and Audit fees	29,056	164,575	196,212
Printing and postage fees	3,042	22,726	26,040
Registration fees	16,360	72,822	27,116
Transfer agent fees	37,168	237,676	269,466
Miscellaneous expenses	4,445	25,189	209,983
Total expenses	3,181,568	28,534,222	30,026,110
Expenses waived by Adviser and/or Shareholder Servicing Agent (Note 6)	(97,723)	(60,606)	(1,185,681)
Net expenses	3,083,845	28,473,616	28,840,429
NET INVESTMENT INCOME	4,839,553	38,800,650	17,502,967
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	22,660,717	88,623,098	214,518,244
Foreign currency transactions	—	272,431	(138,091)
Net change in unrealized appreciation/(depreciation) on:
Investments	52,417,343	480,701,558	513,158,696
Foreign currency transactions	—	(2,121,274)	(762,051)
Deferred taxes on unrealized appreciation	—	1,094,810	351,452
Net realized and change in unrealized gain on investments, foreign currency transactions, net of deferred taxes	75,078,060	568,570,623	727,128,250
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,917,613	$607,371,273	$744,631,217

See Notes to Financial Statements.

93

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2013 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]
INVESTMENT INCOME:
Interest	$102,782,984	$6,345,619
Dividends	20,569,875	4,829,757
Foreign tax withheld	(2,164,382)	(377,458)
Total investment income	121,188,477	10,797,918
EXPENSES:
Investment advisory fees	36,307,037	8,637,259
Shareholder servicing fees	7,075,449	2,032,296
Administration and Accounting fees	1,617,720	496,638
Custodian fees	427,930	136,080
Directors fees and expenses	160,891	47,477
Insurance premiums	24,630	12,808
Interest expense	17,333	12,280
Legal and Audit fees	408,708	136,060
Printing and postage fees	37,105	10,953
Registration fees	70,974	18,837
Transfer agent fees	376,370	115,904
Miscellaneous expenses	141,617	38,645
Total expenses	46,665,764	11,695,237
Expenses waived by Adviser and/or Shareholder Servicing Agent (Note 6)	(4,198,811)	(500,227)
Net expenses	42,466,953	11,195,010
NET INVESTMENT INCOME	78,721,524	(397,092)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	129,827,660	(68,916,575)
Futures contracts	(4,449,420)	(73,406,524)
Swap agreements	16,094,719	(21,032,197)
Written options and structured options	20,283,060	(22,057,351)
Foreign currency transactions	37,815,666	(2,330,156)
Net change in unrealized appreciation/(depreciation) on:
Investments	249,238,598	764,606
Securities sold short	(25,547)	—
Futures contracts	2,205,143	(15,235,616)
Swap agreements	(8,296,081)	(4,176,787)
Written options and structured options	104,769,823	20,176,522
Foreign currency transactions	21,053,413	(2,706)
Deferred taxes on unrealized appreciation	575,902	—
Net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of deferred taxes	569,092,936	(186,216,784)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$647,814,460	$(186,613,876)

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

94

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2013 (Unaudited)

	FIXED	MUNICIPAL
	INCOME	BOND
	FUND	FUND
INVESTMENT INCOME:
Interest	$5,019,748	$11,669,529
Dividends	333	1,449
Total investment income	5,020,081	11,670,978
EXPENSES:
Investment advisory fees	1,111,814	2,364,252
Shareholder servicing fees	494,495	1,138,477
Administration and Accounting fees	123,624	268,417
Custodian fees	37,087	85,386
Directors fees and expenses	11,137	25,132
Insurance premiums	8,502	9,991
Legal and Audit fees	20,532	39,392
Printing and postage fees	2,399	5,750
Registration fees	15,522	24,682
Transfer agent fees	32,098	64,065
Miscellaneous expenses	15,387	28,486
Total expenses	1,872,597	4,054,030
Expenses waived by Adviser and/or Shareholder Servicing Agent (Note 6)	(247,248)	(569,238)
Net expenses	1,625,349	3,484,792
NET INVESTMENT INCOME	3,394,732	8,186,186
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gains/(loss) on:
Investments	2,959,174	3,308,438
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,494,116)	(2,733,358)
Net realized and change in unrealized gain (loss) on investments	465,058	575,080
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,859,790	$8,761,266

See Notes to Financial Statements.

95

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	LARGE CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012
	(Unaudited)
FROM OPERATIONS:
Net investment income	$4,839,553	$9,225,549
Net realized gain/(loss) on investments and foreign currency transactions	22,660,717	10,421,344
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of deferred taxes	52,417,343	3,659,502
Net increase/(decrease) in net assets resulting from operations	79,917,613	23,306,395
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,135,002)	(1,799,045)
Capital gains	—	—
Net decrease in net assets from distributions	(11,135,002)	(1,799,045)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	124,435,998	227,451,155
Reinvestment of distributions	2,457,809	527,506
Value of capital stock redeemed	(51,760,986)	(191,061,660)
Net increase/(decrease) in net assets resulting from capital stock transactions	75,132,821	36,917,001
Net increase/(decrease) in net assets	143,915,432	58,424,351
NET ASSETS:
Beginning of period	569,709,958	511,285,607
End of period	$713,625,390	$569,709,958
Undistributed (distributions in excess of) net investment income	$2,898,029	$9,193,478
CAPITAL SHARE TRANSACTIONS:
Shares sold	10,383,903	20,630,526
Shares issued as reinvestment of distributions	215,023	48,798
Shares redeemed	(4,356,616)	(17,232,357)
Net increase/(decrease) in shares outstanding	6,242,310	3,446,967

See Notes to Financial Statements.

96

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		GLOBAL SMALL & MID CAP FUND
FOR THE PERIOD ENDED APRIL 30, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012	FOR THE PERIOD ENDED APRIL 30, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012
(Unaudited)		(Unaudited)
$38,800,650	$30,708,125	$17,502,967	$37,392,195
88,895,529	24,595,187	214,380,153	301,023,862
479,675,094	183,749,867	512,748,097	9,184,903
607,371,273	239,053,179	744,631,217	347,600,960
(31,236,691)	(39,492,778)	(53,962,533)	(31,191,443)
—	—	(217,032,970)	(218,242,882)
(31,236,691)	(39,492,778)	(270,995,503)	(249,434,325)
2,033,601,857	2,207,393,313	628,874,036	691,698,417
6,248,915	948,386	119,586,897	129,458,271
(211,765,112)	(706,812,556)	(401,232,980)	(780,043,597)
1,828,085,660	1,501,529,143	347,227,953	41,113,091
2,404,220,242	1,701,089,544	820,863,667	139,279,726
4,145,803,930	2,444,714,386	4,876,906,727	4,737,627,001
$6,550,024,172	$4,145,803,930	$5,697,770,394	$4,876,906,727
$32,068,303	$24,504,344	$(7,070,030)	$29,389,536
194,208,641	236,820,110	41,263,857	47,651,396
629,297	108,895	8,253,064	9,666,744
(21,015,261)	(76,962,480)	(26,689,087)	(54,591,296)
173,822,677	159,966,525	22,827,834	2,726,844

See Notes to Financial Statements.

97

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	GLOBAL OPPORTUNITIES FUND		REAL RETURN FUND[a]
	FOR THE PERIOD ENDED APRIL 30, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012	FOR THE PERIOD ENDED APRIL 30, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$78,721,524	$159,809,632	$(397,092)	$7,595,894
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	199,571,685	34,175,782	(187,742,803)	(256,608,817)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of deferred taxes	369,521,251	241,288,141	1,526,019	64,468,039
Net increase/(decrease) in net assets resulting from operations	647,814,460	435,273,555	(186,613,876)	(184,544,884)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(163,276,522)	(219,141,690)	(5,157,087)	(6,986,284)
Capital gains	—	—	—	—
Net decrease in net assets from distributions	(163,276,522)	(219,141,690)	(5,157,087)	(6,986,284)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	858,508,189	3,236,280,105	259,154,600	623,406,611
Reinvestment of distributions	33,120,452	49,818,157	1,088,907	1,706,123
Value of capital stock redeemed	(1,438,683,549)	(863,081,781)	(184,198,653)	(1,044,524,425)
Net increase/(decrease) in net assets resulting from capital stock transactions	(547,054,908)	2,423,016,481	76,044,854	(419,411,691)
Net increase/(decrease) in net assets	(62,516,970)	2,639,148,346	(115,726,109)	(610,942,859)
NET ASSETS:
Beginning of period	7,023,142,045	4,383,993,699	2,136,928,165	2,747,871,024
End of period	$6,960,625,075	$7,023,142,045	$2,021,202,056	$2,136,928,165
Undistributed (distributions in excess of) net investment income	$56,927,024	$141,482,022	$(123,259,910)	$(117,705,731)
CAPITAL SHARE TRANSACTIONS:
Shares sold	111,148,863	445,049,456	28,242,969	64,888,854
Shares issued as reinvestment of distributions	4,381,012	7,350,425	115,595	187,486
Shares redeemed	(184,561,538)	(123,098,643)	(19,943,413)	(110,753,944)
Net increase/(decrease) in shares outstanding	(69,031,663)	329,301,238	8,415,151	(45,677,604)

a	Consolidated Statements of Changes in Net Assets.

See Notes to Financial Statements.

98

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012	FOR THE PERIOD ENDED APRIL 30, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012
(Unaudited)		(Unaudited)

$3,394,732	$7,962,938	$8,186,186	$15,838,194

2,959,174	6,094,287	3,308,438	10,395,767

(2,494,116)	2,081,185	(2,733,358)	22,320,353
3,859,790	16,138,410	8,761,266	48,554,314

(4,698,895)	(11,049,872)	(8,269,008)	(15,863,357)
(2,479,758)	(9,905,390)	(10,396,746)	(2,446,002)
(7,178,653)	(20,955,262)	(18,665,754)	(18,309,359)

60,088,177	114,856,245	242,599,845	323,340,721
2,780,607	9,968,752	5,061,754	4,261,508
(39,996,670)	(85,762,113)	(122,336,419)	(195,153,277)

22,872,114	39,062,884	125,325,180	132,448,952
19,553,251	34,246,032	115,420,692	162,693,907

491,311,276	457,065,244	1,098,749,737	936,055,830
$510,864,527	$491,311,276	$1,214,170,429	$1,098,749,737

$(481,086)	$823,077	$1,256,159	$1,338,981

5,202,544	9,903,721	19,878,689	26,443,791
240,344	867,348	412,646	351,244
(3,457,715)	(7,380,916)	(10,011,909)	(15,975,282)
1,985,173	3,390,153	10,279,426	10,819,753

See Notes to Financial Statements.

99

Old Westbury Funds, Inc.
Large Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED
	APRIL 30, 2013	YEAR ENDED OCTOBER 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.53	$11.13	$11.48	$10.67	$9.99	$15.89

Investment operations:
Net investment income	0.09 [a]	0.19 [a]	0.06 [a]	0.05 [a]	0.07 [a]	0.09 [a]
Net realized and unrealized gains/(losses) on investments	1.43	0.25	(0.35)	0.79	0.65	(5.18)
Total from investment operations	1.52	0.44	(0.29)	0.84	0.72	(5.09)

Distributions:
Net investment income	(0.23)	(0.04)	(0.06)	(0.03)	(0.04)	(0.09)
Net realized gains	—	—	—	—	—	(0.72)
Total distributions	(0.23)	(0.04)	(0.06)	(0.03)	(0.04)	(0.81)
Net asset value, end of period	$12.82	$11.53	$11.13	$11.48	$10.67	$9.99
Total return	13.4%[b]	3.9%	(2.6)%	7.9%	7.3%	(33.6)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$713,625	$569,710	$511,286	$533,919	$417,298	$337,109
Ratio of expenses to average net assets before expense waivers	1.03%[c]	1.07%	1.00%[d]	1.01%	1.03%	1.03%
Ratio of expenses to average net assets after expense waivers	1.00%[c]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.57%[c]	1.69%	0.46%	0.41%	0.75%	0.63%
Portfolio turnover rate	33%[b]	86%	72%	64%	68%	95%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

100

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2013	YEAR ENDED OCTOBER 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.69	$9.12	$10.11	$8.95	$7.96	$15.04

Investment operations:
Net investment income	0.08 [a]	0.09 [a]	0.13 [a]	0.09 [a]	0.11 [a]	0.19 [a]
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	1.19	0.63	(1.04)	1.20	1.08	(5.69)
Total from investment operations	1.27	0.72	(0.91)	1.29	1.19	(5.50)

Distributions:
Net investment income	(0.07)	(0.15)	(0.08)	(0.13)	(0.20)	(0.17)
Net realized gains	—	—	—	—	—	(1.41)
Total distributions	(0.07)	(0.15)	(0.08)	(0.13)	(0.20)	(1.58)
Net asset value, end of period	$10.89	$9.69	$9.12	$10.11	$8.95	$7.96
Total return	13.2%[b]	8.0%	(9.1)%	14.6%	15.5%	(40.5)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$6,550,024	$4,145,804	$2,444,714	$2,598,797	$2,044,236	$1,699,942
Ratio of expenses to average net assets before expense waivers	1.15%[c]	1.18%	1.08%	1.09%	1.11%	1.11%
Ratio of expenses to average net assets after expense waivers	1.15%[c]	1.15%	1.05%	1.05%	1.05%	1.10%
Ratio of net investment income to average net assets	1.56%[c]	0.93%	1.29%	1.02%	1.36%	1.72%
Portfolio turnover rate	19%[b]	55%	158%[d]	64%	86%	66%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	The significant increase in rate is due to repositioning in October 2011 to reflect change in investment strategy.

See Notes to Financial Statements.

101

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2013	YEAR ENDED OCTOBER 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.64	$14.34	$14.78	$12.05	$9.83	$15.45

Investment operations:
Net investment income	0.05 [a]	0.11 [a]	0.09 [a]	0.04 [a]	0.02 [a]	0.08 [a]
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	2.14	0.95	0.14	2.79	2.23	(4.53)
Total from investment operations	2.19	1.06	0.23	2.83	2.25	(4.45)

Distributions:
Net investment income	(0.16)	(0.10)	(0.08)	(0.10)	(0.03)	(0.07)
Net realized gains	(0.66)	(0.66)	(0.59)	—	—	(1.10)
Total distributions	(0.82)	(0.76)	(0.67)	(0.10)	(0.03)	(1.17)
Net asset value, end of period	$16.01	$14.64	$14.34	$14.78	$12.05	$9.83
Total return	15.6%[b]	8.0%	1.3%	23.7%	22.9%	(30.4)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,697,770	$4,876,907	$4,737,627	$4,147,915	$3,219,533	$2,941,943
Ratio of expenses to average net assets before expense waivers	1.16%[c,d]	1.17%[d]	1.18%[d]	1.14%[d]	1.11%[d]	1.12%[d]
Ratio of expenses to average net assets after expense waivers	1.11%[c,d]	1.11%[d]	1.11%[d]	1.11%[d]	1.11%[d]	1.11%[d]
Ratio of net investment income to average net assets	0.67%[c]	0.78%	0.62%	0.34%	0.21%	0.66%
Portfolio turnover rate	12%[b]	28%	37%	39%	30%	36%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

102

Old Westbury Funds, Inc.
Global Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED						PERIOD
	APRIL 30, 2013	YEAR ENDED OCTOBER 31,					ENDED
	(Unaudited)	2012	2011	2010	2009		10/31/08[a]
Net asset value, beginning of period	$7.51	$7.23	$7.99	$6.98	$6.58		$10.00

Investment operations:
Net investment income	0.09 [b]	0.22 [b]	0.32 [b]	0.40 [b]	0.30	[b]	0.16 [b]
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.62	0.41	(0.48)	0.78	0.65		(3.56)
Total from investment operations	0.71	0.63	(0.16)	1.18	0.95		(3.40)

Distributions:
Net investment income	(0.18)	(0.35)	(0.60)	(0.17)	(0.55)		(0.02)
Total distributions	(0.18)	(0.35)	(0.60)	(0.17)	(0.55)		(0.02)
Net asset value, end of period	$8.04	$7.51	$7.23	$7.99	$6.98		$6.58
Total return	9.5%[c]	9.4%	(2.4)%	17.2%	16.3%		(34.0)%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$6,960,625	$7,023,142	$4,383,994	$4,033,365	$3,017,633		$1,168,551
Ratio of expenses to average net assets before expense waivers	1.32%[d,e]	1.35%[e]	1.36%[e]	1.30%[e]	1.33	%e	1.36%[d]
Ratio of expenses to average net assets after expense waivers	1.20%[d,e]	1.20%[e]	1.20%[e]	1.20%[e]	1.23%[e,f]		1.35%[d]
Ratio of net investment income to average net assets	2.23%[d]	3.09%	4.07%	5.46%	4.70%		1.98%[d]
Portfolio turnover rate	46%[c]	122%	84%	62%	111%		145%[c]

[a]	For the period from November 28, 2007 (commencement of operations) to October 31, 2008.
[b]	Calculated using the average shares method for the period.
[c]	Not Annualized.
[d]	Annualized.
[e]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.
[f]	The fund incurred interest expense for the fiscal year ended October 31, 2009. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended October 31, 2009 would have been 1.22%

See Notes to Financial Statements.

103

Old Westbury Funds, Inc.
Real Return Fund
Financial highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTH ENDED
	APRIL 30, 2013[a]	YEAR ENDED OCTOBER 31,
	(Unaudited)	2012[a]	2011[a]	2010[a]	2009[a]	2008
Net asset value, beginning of period	$9.58	$10.23	$10.50	$9.52	$8.34	$13.73

Investment operations:
Net investment income	0.00 [b,c]	0.03 [c]	0.00 [b,c]	0.02 [c]	0.00 [b,c]	0.21 [c]
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options and foreign currency transactions	(0.83)	(0.65)	0.42	1.05	1.39	(4.50)
Total from investment operations	(0.83)	(0.62)	0.42	1.07	1.39	(4.29)

Distributions:
Net investment income	(0.02)	(0.03)	(0.69)	(0.09)	(0.21)	(0.11)
Net realized gains	—	—	—	—	—	(0.99)
Total distributions	(0.02)	(0.03)	(0.69)	(0.09)	(0.21)	(1.10)
Net asset value, end of period	$8.73	$9.58	$10.23	$10.50	$9.52	$8.34
Total return	(8.7)%[d]	(6.1)%	3.9%	11.3%	17.1%	(34.2)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,021,202	$2,136,928	$2,747,871	$1,972,934	$1,605,227	$1,371,944
Ratio of expenses to average net assets before expense waivers	1.15%[e,f]	1.16%[f]	1.15%[f]	1.10%[f]	1.10%[f]	1.25%[f]
Ratio of expenses to average net assets after expense waivers	1.10%[e,f]	1.10%[f]	1.10%[f]	1.08%[f]	1.10%[f]	1.08%[f]
Ratio of net investment income to average net assets	(0.04)%[e]	0.31%	(0.03)%	0.18%	0.00%[g]	1.54%
Portfolio turnover rate	36%[d]	83%	109%	64%	75%	88%

[a]	Consolidated Financial Highlights.
[b]	Less than $0.01 or $(0.01) per share.
[c]	Calculated using the average shares method for the period.
[d]	Not Annualized.
[e]	Annualized.
[f]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.
[g]	Less than 0.01%.

See Notes to Financial Statements.

104

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2013	YEAR ENDED OCTOBER 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.66	$11.80	$11.94	$11.77	$11.08	$10.88

Investment operations:
Net investment income	0.08 [a]	0.20 [a]	0.27 [a]	0.31 [a]	0.38 [a]	0.44 [a]
Net realized and unrealized gains/(losses) on investments	0.01	0.20	(0.06)	0.45	0.83	0.22
Total from investment operations	0.09	0.40	0.21	0.76	1.21	0.66

Distributions:
Net investment income	(0.11)	(0.28)	(0.32)	(0.48)	(0.39)	(0.44)
Net realized gains	(0.06)	(0.26)	(0.03)	(0.11)	(0.13)	(0.02)
Total distributions	(0.17)	(0.54)	(0.35)	(0.59)	(0.52)	(0.46)
Net asset value, end of period	$11.58	$11.66	$11.80	$11.94	$11.77	$11.08
Total return	0.8%[b]	3.5%	1.9%	6.7%	11.1%	6.2%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$510,865	$491,311	$457,065	$427,445	$306,888	$171,444
Ratio of expenses to average net assets before expense waivers	0.76%[c]	0.76%	0.76%	0.78%	0.80%	0.82%
Ratio of expenses to average net assets after expense waivers	0.66%[c]	0.66%	0.66%	0.68%	0.70%	0.70%
Ratio of net investment income to average net assets	1.37%[c]	1.69%	2.29%	2.63%	3.31%	3.92%
Portfolio turnover rate	54%[b]	64%	76%	26%	37%	36%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

105

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2013	YEAR ENDED OCTOBER 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.33	$11.96	$12.19	$11.76	$10.82	$11.21

Investment operations:
Net investment income	0.09 [a]	0.19 [a]	0.21 [a]	0.37 [a]	0.37 [a]	0.37 [a]
Net realized and unrealized gains/(losses) on investments	0.01	0.40	(0.16)	0.49	0.91	(0.41)
Total from investment operations	0.10	0.59	0.05	0.86	1.28	(0.04)

Distributions:
Net investment income	(0.09)	(0.19)	(0.22)	(0.43)	(0.34)	(0.35)
Net realized gains	(0.12)	(0.03)	(0.06)	—	—	—
Total distributions	(0.21)	(0.22)	(0.28)	(0.43)	(0.34)	(0.35)
Net asset value, end of period	$12.22	$12.33	$11.96	$12.19	$11.76	$10.82
Total return	0.8%[b]	5.0%	0.5%	7.4%	12.1%	(0.5)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,214,170	$1,098,750	$936,056	$787,486	$527,042	$226,504
Ratio of expenses to average net assets before expense waivers	0.71%[c]	0.73%	0.73%	0.76%	0.79%	0.81%
Ratio of expenses to average net assets after expense waivers	0.61%[c]	0.63%	0.63%	0.66%	0.69%	0.70%
Ratio of net investment income to average net assets	1.44%[c]	1.55%	1.79%	3.09%	3.21%	3.32%
Portfolio turnover rate	20%[b]	34%	64%	20%	10%	47%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

106

Old Westbury Funds, Inc.
Notes To Financial Statements
April 30, 2013 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2013, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of April 30, 2013, the Subsidiary represented $360,511,889 or 17.84% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

107

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value (“NAV”).

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity at acquisition are valued at amortized cost when such value reflects fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such investments or other assets and liabilities. Fair value methods can include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by the Funds’ investment adviser, Bessemer Investment Management LLC (“BIM”)(“Adviser”). Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments are valued on the basis of industry-standard pricing information, including counterparty valuation quotations, industry inputs for market standard pricing models and generally available dealer quotations, subject to the review and confirmation by BIM where appropriate.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in certain foreign securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Strategies Fund, Global Small & Mid Cap Fund and the Global Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 9 days during the six months ended April 30, 2013. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into

108

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

Level 1. As of April 30, 2013, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the six months ended April 30, 2013.

The fair value of investments is determined in accordance with the valuation procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies for derivatives and all other types of investments on a quarterly basis. The Pricing Committee is charged with the responsibility to determine the fair value of certain investments for which market quotations are not readily available. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased and sold, the type of investment, financial statements and company filings, lack of marketability, the cost and date of purchase, recommendation of the Adviser and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy. These valuation methods may require subjective determinations about the value of an investment. While the Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects investment values as of the time of pricing, the Funds cannot guarantee that values determined by the Pricing Committee would accurately reflect the price that the Funds could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the investments were sold.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable, (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2013, there were not any in-kind payments received by the Global Opportunities Fund with respect to PIK securities.

109

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold Short. The Large Cap Strategies Fund, Global Small & Mid Cap Fund, Global Opportunities Fund and Real Return Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

F. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data, among other factors, to determine each coin’s and set of coins’ current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by BIM. The Real Return Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of April 30, 2013, the Real Return Fund held $37,839,650, or 1.87% of net assets, in collectibles.

G. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

110

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the Large Cap Core Fund, Large Cap Strategies Fund, Global Small & Mid Cap Fund, Global Opportunities Fund and Real Return Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

111

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2013 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
Investments in Securities Assets:
Large Cap Core Fund
Equity Securities	$687,108,428	(a)	$—		$—		$687,108,428
Investment Company	20,692,800		—		—		20,692,800
U. S. Government Securities	—		14,999,521		—		14,999,521
Total	$707,801,228		$14,999,521		$—		$722,800,749

Large Cap Strategies Fund
Equity Securities:(b)	$5,888,890,663	(a)	$16,072,368	(e)	$1,265,474	(f)	$5,906,228,505
Exchange Traded Funds	347,207,120		—		—		347,207,120
U. S. Government Agencies	—		119,996,442		—		119,996,442
U. S. Government Securities	—		23,999,977		—		23,999,977
Cash Sweep	135,495,400		—		—		135,495,400
112

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April 30, 2013 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Other Financial Instruments - Assets*
Foreign currency exchange contracts	$—	$352,973	$—	$352,973
Other Financial Instruments - Liabilities*
Foreign currency exchange contracts	—	(6,535,796)	—	(6,535,796)
Total	$6,371,593,183	$153,885,964	$1,265,474	$6,526,744,621

Global Small & Mid Cap Fund
Equity Securities:(b)
Argentina	$1,144,080	$—	$—	$1,144,080
Australia	120,558,498	2,935	98,898	120,660,331
Austria	12,455,313	—	—	12,455,313
Bahamas	63,682	—	—	63,682
Belgium	13,449,554	—	—	13,449,554
Bermuda	41,852,318	—	—	41,852,318
Brazil	54,415,044	—	—	54,415,044
Canada	115,089,741	—	1,873	115,091,614
Cayman Islands	63,997	—	—	63,997
Chile	7,247,576	—	—	7,247,576
China	56,518,367	41,089	254,436	56,813,892
Columbia	37,295	—	—	37,295
Cyprus	790,104	—	—	790,104
Denmark	27,488,658	—	—	27,488,658
Finland	28,325,794	—	—	28,325,794
France	119,871,690	—	62,773	119,934,463
Gabon	33,680	—	—	33,680
Germany	139,351,945	—	—	139,351,945
Gibraltar	428,687	—	—	428,687
Greece	2,468,061	—	5	2,468,066
Guernsey	3,370,255	—	—	3,370,255
Hong Kong	85,143,014	13,828	1,416,209	86,573,051
Hungary	1,235,425	45	—	1,235,470
India	66,208,425	—	176,640	66,385,065
Indonesia	29,286,848	—	82,646	29,369,494
Ireland	118,367,996	625,639	—	118,993,635
Isle of Man	47,943	—	—	47,943
Israel	91,540,259	—	—	91,540,259
Italy	26,366,504	—	277	26,366,781
Japan	287,437,720	—	—	287,437,720
Jersey Channel Islands	560,507	—	—	560,507
Liechtenstein	312,147	—	—	312,147
Luxembourg	13,027,491	—	—	13,027,491
Malaysia	41,368,540	—	699,145	42,067,685
Malta	324,985	—	—	324,985
Mauritius	313,251	—	—	313,251
Mexico	30,925,848	—	—	30,925,848
Monaco	20,892	—	—	20,892
Mongolia	112,330	—	—	112,330
Netherlands	50,917,349	2,080,582	—	52,997,931
New Zealand	21,081,718	—	—	21,081,718
Norway	11,157,591	—	—	11,157,591
Papua New Guinea	13,477	—	—	13,477
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Peru	$7,169,514	$—	$—	$7,169,514
Philippines	16,268,750	—	—	16,268,750
Poland	6,125,071	—	—	6,125,071
Portugal	3,639,350	—	—	3,639,350
Russia	194,241	—	—	194,241
Singapore	104,643,957	—	—	104,643,957
South Africa	38,188,651	—	—	38,188,651
South Korea	74,593,260	—	72,388	74,665,648
Spain	24,996,460	219,776	—	25,216,236
Sweden	45,562,645	—	1,620	45,564,265
Switzerland	82,314,166	—	—	82,314,166
Taiwan	68,805,269	—	—	68,805,269
Thailand	26,272,315	1,162,213	—	27,434,528
Turkey	10,425,407	—	—	10,425,407
Ukraine	45,171	—	—	45,171
United Arab Emirates	1,058,003	—	—	1,058,003
United Kingdom	501,693,102	—	300,270	501,993,372
United States	2,444,600,692	—	—	2,444,600,692
Total Equities	$5,077,390,623	$4,146,107	$3,167,180	$5,084,703,910
Exchange Traded Funds	432,372,777	—	—	432,372,777
Investment Company	29,018,700	—	—	29,018,700
Rights/Warrants	—	—	—	—
China	—	—	789	789
Hong Kong	32,767	—	—	32,767
Israel	—	2,640	—	2,640
Italy	—	105	—	105
Malaysia	123,610	—	—	123,610
Norway	—	753	—	753
South Korea	—	5,445	—	5,445
Spain	4,790	—	—	4,790
Switzerland	19,364	—	—	19,364
Thailand	—	20,596	—	20,596
Total Rights/Warrants	$180,531	$29,539	$789	$210,859
U. S. Government Agencies	—	33,999,622	—	33,999,622
U. S. Government Securities	—	17,999,847	—	17,999,847
Cash Sweep	58,305,154	—	—	58,305,154
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	—	—	—
Other financial instruments - Liabilities*:
Foreign currency exchange contracts	—	(267,021)	—	(267,021)
Total	$5,597,267,785	$55,908,094	$3,167,969	$5,656,343,848
Global Opportunities Fund
Equity Securities:(b)
Australia	$36,337,493	$—	$—	$36,337,493
Belgium	5,106,051	—	—	5,106,051
Bermuda	17,090,334	—	—	17,090,334
Brazil	3,698,467	—	—	3,698,467
Canada	53,283,998	—	—	53,283,998
Chile	7,332,271	—	—	7,332,271
114

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April 30, 2013 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
China	$13,803,335		$—		$799,959		$14,603,294
Finland	9,578,550		—		—		9,578,550
France	34,584,078		—		—		34,584,078
Germany	8,692,619		—		—		8,692,619
Hong Kong	21,365,175		—		—		21,365,175
India	2,468,822		—		—		2,468,822
Indonesia	877,447		—		—		877,447
Ireland	51,395,978		—		—		51,395,978
Israel	8,994,541		—		—		8,994,541
Italy	21,899,391		—		—		21,899,391
Japan	127,132,366		—		—		127,132,366
Jersey Channel Islands	2,421,902		—		—		2,421,902
Luxembourg	1,600,880		—		—		1,600,880
Malaysia	28,073,482		—		—		28,073,482
Mexico	1,021,164		—		—		1,021,164
Netherlands	7,475,211		—		—		7,475,211
New Zealand	513,525		—		—		513,525
Norway	14,623,294		—		—		14,623,294
Pakistan	2,098,492		—		—		2,098,492
Poland	3,209,061		—		—		3,209,061
Portugal	10,026,133		—		—		10,026,133
Puerto Rico	3,170,329		—		—		3,170,329
Singapore	46,944,085		—		—		46,944,085
South Africa	21,072,032		—		—		21,072,032
South Korea	6,073,155		—		—		6,073,155
Spain	7,394,664		—		—		7,394,664
Sweden	10,667,249		—		—		10,667,249
Switzerland	22,457,831		—		—		22,457,831
Taiwan	30,815,780		—		—		30,815,780
Thailand	1,895,112		3,756,082		—		5,651,194
Turkey	2,119,238		—		—		2,119,238
United Kingdom	51,852,330		—		—		51,852,330
United States	861,191,791		—		258,750		861,450,541
Total Equities	$1,560,357,656		$3,756,082		$1,058,709		$1,565,172,447
Exchange Traded Funds	73,900,013		—		—		73,900,013
Preferred Stock	1,293,563	(a)	—		—		1,293,563
Bank Loans	—		50,348,361	(a)	—		50,348,361
Corporate Bonds	—		1,420,987,926	(a)	24,146,169	(c)	1,445,134,095
Government Bonds	—		863,284,095	(a)	—		863,284,095
Asset-Backed Securities	—		229,045,425	(a)	—		229,045,425
Non-Agency Mortgage-Backed Securities	—		989,863,187	(a)	—		989,863,187
U. S. Government Agencies	—		362,641,682		—		362,641,682
U. S. Government Securities	—		1,221,982,792		—		1,221,982,792
Cash Sweep	149,565,447		—		—		149,565,447
Security Sold Short	—		(5,229,688)		—		(5,229,688)

Other financial instruments - Assets*:
Commodity contracts	72,726		—		—		72,726
Equity contracts	—		136,984,657		—		136,984,657
Foreign exchange currency contracts	—		39,797,754		—		39,797,754
115

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April 30, 2013 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Other financial instruments - Liabilities*:
Commodity contracts	$(1,059,950)	$—		$—	$(1,059,950)
Equity contracts	(144,285,972)	(27,912,181)		—	(172,198,153)
Foreign exchange currency contracts	—	(29,965,580)		—	(29,965,580)
Total	$1,639,843,483	$5,255,584,512		$25,204,878	$6,920,632,873

Real Return Fund
Equity Securities	$353,464,186 (a)	$—		$—	$353,464,186
Exchange Traded Funds	—	—		—	—
Collectible Coins	—	37,839,650		—	37,839,650
Commodities	88,862,742	—		—	88,862,742
Asset-Backed Securities	—	123,920,000	(a)	—	123,920,000
Government Bonds	—	273,482,604	(a)	—	273,482,604
U. S. Government Agencies	—	245,643,816		—	245,643,816
U. S. Government Securities	—	856,988,627		—	856,988,627
Cash Sweep	8,513,944	—		—	8,513,944
Other financial instruments - Assets*:
Commodity contracts	50,033,404	36,724,736		—	86,758,140
Other financial instruments - Liabilities*:
Commodity contracts	(69,181,921)	(43,376,026)		—	(112,557,947)
Total	$431,692,355	$1,531,223,407		$—	$1,962,915,762

Fixed Income Fund
Corporate Bonds	$—	$285,717,958	(a)	$—	$285,717,958
Asset-Backed Securities	—	11,020,500	(a)	—	11,020,500
Municipal Bonds	—	36,703,500	(a)	—	36,703,500
Collateralized Mortgage Obligations	—	5,521,561	(a)	—	5,521,561
U. S. Government Agencies	—	34,877,545		—	34,877,545
U. S. Government Securities	—	111,592,931		—	111,592,931
Government Bonds	—	12,944,484	(a)	—	12,944,484
Investment Company	18,710,000	—		—	18,710,000
Total	$18,710,000	$498,378,479		$—	$517,088,479

Municipal Bond Fund
Municipal Bonds	$—	$1,197,236,133	(a)	$—	$1,197,236,133
Investment Company	16,800,300	—		—	16,800,300
Total	$16,800,300	$1,197,236,133		$—	$1,214,036,433

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.

(b)	In the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund, certain foreign securities were not fair valued at April 30, 2013 as the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3. A). See footnote 3. A. regarding transfers between Levels 1 and 2. The Funds have no transfers between Level 1 and Level 2 investments during the reporting period due to exceeding the predetermined level. Certain investments for the Global Small & Mid Cap Fund were transferred into Level 2 in the amount of $2,975,048 and out of Level 2 in the amount of $546,291.

(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.

(d)	The Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended April 30, 2013. There were transfers into Level 3 of $0, $1,611,812 and $0 and out of Level 3 in the amount of $0, $580,360 and $0 for the Large Cap Strategies Fund, Global Small & Mid Cap Fund and the Global Opportunities Fund respectively. In addition, there were no significant purchases and sales during the period. As of April 30, 2013, the percentage of NAV was 0.02%, 0.06% and
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April 30, 2013 (Unaudited)

0.36% for the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund, respectively.

(e)	Represents a security as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

(f)	Represents a security as disclosed in the United Kingdom section of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of April 30, 2013, all derivatives in a net liability position are fully collateralized.

When counterparties post cash collateral with respect to various derivative transactions, a Fund invests the collateral and

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April 30, 2013 (Unaudited)

receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses and expense ratio in the Financial Highlights.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2013
	Derivative Assets		Derivative Liabilities
	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Large Cap Strategies Fund	Location	Value	Location	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$352,973	Unrealized depreciation on forward foreign currency exchange contracts	$6,535,796
Total		$352,973		$6,535,796

	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Global Small & Mid Cap Fund	Location	Value	Location	Value
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$267,021
Total		$—		$267,021

	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Global Opportunities Fund	Location	Value	Location	Value
Equity contracts	Unrealized appreciation on swap contracts	$13,501,540	Unrealized depreciation on swap contracts	$9,990,764
	Structured option contracts, at value	123,483,117	Written option contracts, at value	144,285,972
			Structured option contracts, at value	17,921,417
			Variation Margin	75,000
Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	39,797,754	Unrealized depreciation on forward foreign currency exchange contracts	29,965,580
Total		$176,782,411		$202,238,733

	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Real Return Fund	Location	Value	Location	Value
Commodity contracts	Unrealized appreciation on swap contracts	$36,724,736	Unrealized depreciation on swap contracts	$43,376,026
			Variation Margin	1,154,691
	Investments, at value (purchased options)	624,825	Written option contracts, at value	12,285,188
Total		$37,349,561		$56,815,905

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2013
	Net Realized Gain (Loss) from Derivatives Recognized in Income
				Foreign Currency
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Foreign Currency Exchange Contracts	$—	$—	$—	$1,465,996	$1,465,996
Equity Contracts	—	—	—	—	—
Total	$—	$—	$—	$1,465,996	$1,465,996

				Foreign Currency
Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Foreign Currency Exchange Contracts	$—	$—	$—	$(83,431)	$(83,431)
Total	$—	$—	$—	$(83,431)	$(83,431)

				Foreign Currency
Global Opportunities Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Commodity Contracts	$—	$(1,098,596)	$—	$—	$(1,098,596)
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April 30, 2013 (Unaudited)

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2013
	Net Realized Gain (Loss) from Derivatives Recognized in Income
Interest Rate Contracts	$—	$—	$—	$—	$—
Equity Contracts	105,297,865	(3,350,824)	16,094,719	—	118,041,760
Foreign Currency Exchange Contracts	—	—	—	37,165,661	37,165,661
Total	$105,297,865	$(4,449,420)	$16,094,719	$37,165,661	$154,108,825

				Foreign Currency
Real Return Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Commodity Contracts	$(50,912,422)	$(73,406,524)	$(21,032,197)	$—	$(145,351,143)
Foreign Currency Exchange Contracts	—	—	—	(5,924,099)	(5,924,099)
Total	$(50,912,422)	$(73,406,524)	$(21,032,197)	$(5,924,099)	$(151,275,242)

	Net Change in Unrealized Appreciation/Depreciation
	on Derivatives Recognized in Income
				Foreign Currency
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Foreign Currency Exchange Contracts	$—	$—	$—	$(2,322,381)	$(2,322,381)
Total	$—	$—	$—	$(2,322,381)	$(2,322,381)

				Foreign Currency
Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Foreign Currency Exchange Contracts	$—	$—	$—	$(394,064)	$(394,064)
Total	$—	$—	$—	$(394,064)	$(394,064)

				Foreign Currency
Global Opportunities Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Commodity Contracts	$—	$873,126	$—	$—	$873,126
Equity Contracts	104,769,823	1,332,017	(9,011,421)	—	97,090,419
Foreign Currency Exchange Contracts	—	—	715,340	20,998,937	21,714,277
Total	$104,769,823	$2,205,143	$(8,296,081)	$20,998,937	$119,677,822

				Foreign Currency
Real Return Fund	Options	Futures Contracts	Swaps	Exchange Contracts	Total
Commodity Contracts	$25,740,465	$(15,235,616)	$(4,176,787)	$—	$6,328,062
Total	$25,740,465	$(15,235,616)	$(4,176,787)	$—	$6,328,062

For the six months ended April 30, 2013, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund
Structured Options (Number of Units)	—	—	20,686,097	—
Structured Options (Notional Amounts)	$—	$—	$2,503,983,549	$—
Purchased Options (Cost $)	—	—	—	27,489,481
Written Options (Premium Received $)	—	—	116,515,106	16,319,138
Futures Long Position (Notional Amounts)	—	—	1,257,900	1,190,726,724
Futures Short Position (Notional Amounts)	—	—	177,500	514,126,310
Forward Currency Contracts Purchased (U. S. Dollar Amounts)	—	—	1,442,904,457	—
Forward Currency Contracts Sold (U. S. Dollar Amounts)	368,536,343	34,516,862	1,420,308,742	—
Equity Swaps (Notional Amount in U. S. Dollars)	—	—	2,532,747	—
Index Swaps as buyer (Notional Amount in U. S. Dollars)	—	—	—	563,808,459
Index Swaps as writer (Notional Amount in U. S. Dollars)	—	—	—	394,238,600
119

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts ( “Forward” ) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

As of April 30, 2013, the Large Cap Strategies Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U. S. Dollar	185,000,000	United Kingdom Pound	120,470,731	Bank of New York Mellon Corp.	05/28/13	$(5,202,581)
U. S. Dollar	120,349,630	Euro	92,369,509	Bank of New York Mellon Corp.	06/14/13	(1,333,215)
U. S. Dollar	126,803,533	Euro	96,000,000	Barclays Plc	05/28/13	352,973
						$(6,182,823)

As of April 30, 2013, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U. S. Dollar	26,152,767	Australian Dollar	25,594,500	Citigroup, Inc.	07/31/13	$(198,964)
U. S. Dollar	8,841,380	New Zealand Dollar	10,461,500	Citigroup, Inc.	07/31/13	(68,057)
						$(267,021)
120

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

As of April 30, 2013, the Global Opportunities Fund had the following open Forwards:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Mexican Peso	63,915,000	U.S. Dollar	4,976,835	Bank of New York Mellon Corp.	05/02/13	$286,092
Swedish Krona	164,370,000	U.S. Dollar	25,824,646	Bank of New York Mellon Corp.	05/02/13	(464,172)
Euro	7,656,669	U.S. Dollar	10,025,719	Bank of New York Mellon Corp.	05/31/13	59,797
Norwegian Krone	202,663,050	U.S. Dollar	35,389,151	Bank of New York Mellon Corp.	06/03/13	(291,070)
U.S. Dollar	13,288,841	Japanese Yen	1,218,414,000	Bank of New York Mellon Corp.	06/03/13	788,220
Norwegian Krone	113,311,800	U.S. Dollar	19,889,731	Bank of New York Mellon Corp.	06/11/13	(271,716)
U.S. Dollar	35,373,922	Euro	27,004,537	Bank of New York Mellon Corp.	06/11/13	(199,723)
U.S. Dollar	24,810,566	Swedish Krona	164,370,000	Barclays Plc	05/02/13	(549,908)
Euro	10,963,630	U.S. Dollar	14,271,358	Barclays Plc	05/06/13	167,770
U.S. Dollar	3,481,146	Canadian Dollar	3,575,345	Barclays Plc	05/06/13	(67,230)
Japanese Yen	1,605,540,000	U.S. Dollar	16,152,314	Barclays Plc	05/07/13	317,870
U.S. Dollar	207,530	Euro	157,000	Barclays Plc	05/07/13	760
U.S. Dollar	49,733,648	Euro	36,994,071	Barclays Plc	05/14/13	1,009,798
U.S. Dollar	384,723	Euro	301,000	Barclays Plc	05/21/13	(11,734)
Singapore Dollar	24,660,000	U.S. Dollar	19,933,716	Barclays Plc	05/22/13	87,453
Chinese Yuan	62,600,000	U.S. Dollar	10,000,000	Barclays Plc	05/28/13	70,925
Malaysian Ringgit	45,795,000	U.S. Dollar	14,673,182	Barclays Plc	05/28/13	355,729
U.S. Dollar	19,619,370	Chinese Yuan	125,150,000	Barclays Plc	05/28/13	(514,436)
U.S. Dollar	8,676,123	Japanese Yen	806,142,000	Barclays Plc	05/28/13	405,576
Singapore Dollar	12,245,500	U.S. Dollar	9,833,129	Barclays Plc	06/11/13	108,959
Mexican Peso	206,752,500	U.S. Dollar	16,532,529	Barclays Plc	06/17/13	426,143
Norwegian Krone	31,660,000	U.S. Dollar	5,488,780	Barclays Plc	06/17/13	(8,607)
Swedish Krona	170,610,000	U.S. Dollar	26,525,504	Barclays Plc	06/17/13	(229,650)
U.S. Dollar	29,242,265	Euro	22,583,620	Barclays Plc	06/17/13	(508,859)
U.S. Dollar	21,887,303	Japanese Yen	2,103,650,000	Barclays Plc	06/17/13	302,699
Chinese Yuan	188,460,000	U.S. Dollar	30,000,000	Barclays Plc	07/05/13	322,922
U.S. Dollar	29,277,614	Chinese Yuan	188,460,000	Barclays Plc	07/05/13	(1,045,308)
Singapore Dollar	19,060,500	U.S. Dollar	15,353,826	Barclays Plc	07/08/13	121,737
South African Rand	40,451,500	U.S. Dollar	4,367,139	Barclays Plc	07/08/13	98,226
U.S. Dollar	18,877,248	Euro	14,646,945	Barclays Plc	07/08/13	(421,259)
U.S. Dollar	10,000,000	Japanese Yen	985,690,000	Barclays Plc	07/10/13	(115,138)
U.S. Dollar	893,244	Euro	729,000	Barclays Plc	07/16/13	(67,330)
U.S. Dollar	1,406,976	Euro	1,143,000	Barclays Plc	07/18/13	(99,132)
Norwegian Krone	141,953,510	U.S. Dollar	24,358,327	Barclays Plc	07/19/13	182,185
U.S. Dollar	1,058,395	Euro	857,000	Barclays Plc	07/19/13	(70,865)
U.S. Dollar	9,040,038	Japanese Yen	886,335,000	Barclays Plc	07/22/13	(56,247)
U.S. Dollar	24,161,924	South Korean Won	27,172,500,000	Barclays Plc	07/22/13	(447,972)
Norwegian Krone	16,471,500	Euro	2,187,102	Barclays Plc	07/26/13	(35,339)
Swedish Krona	164,370,000	U.S. Dollar	24,766,491	Barclays Plc	07/26/13	545,192
U.S. Dollar	14,279,582	Euro	10,963,630	Barclays Plc	07/26/13	(167,854)
U.S. Dollar	16,160,118	Japanese Yen	1,605,540,000	Barclays Plc	07/26/13	(317,666)
Chinese Yuan	126,220,000	U.S. Dollar	20,000,000	Barclays Plc	07/29/13	307,296
U.S. Dollar	2,065,479	Japanese Yen	185,480,000	Barclays Plc	07/29/13	161,845
121

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	60,150	Euro	48,862	Barclays Plc	08/01/13	$(4,241)
U.S. Dollar	59,938	Euro	48,730	Barclays Plc	08/01/13	(4,280)
U.S. Dollar	4,042,130	Euro	2,976,904	Barclays Plc	08/05/13	118,968
U.S. Dollar	746,555	Euro	603,889	Barclays Plc	08/05/13	(49,290)
U.S. Dollar	603,091	Japanese Yen	47,210,000	Barclays Plc	08/09/13	118,519
Singapore Dollar	4,400,417	U.S. Dollar	3,553,882	Barclays Plc	08/13/13	19,030
U.S. Dollar	1,601,232	Euro	1,290,000	Barclays Plc	08/16/13	(98,966)
Chinese Yuan	472,350,000	U.S. Dollar	75,000,000	Barclays Plc	08/19/13	986,946
Singapore Dollar	1,151,000	U.S. Dollar	930,402	Barclays Plc	08/19/13	4,156
U.S. Dollar	1,789,482	Euro	1,451,000	Barclays Plc	08/19/13	(122,957)
Euro	15,700,000	U.S. Dollar	20,355,049	Barclays Plc	08/20/13	337,947
U.S. Dollar	1,595,653	Euro	1,289,000	Barclays Plc	08/20/13	(103,281)
U.S. Dollar	29,140,351	Euro	23,470,000	Barclays Plc	08/20/13	(1,793,702)
U.S. Dollar	14,421,087	Euro	11,660,000	Barclays Plc	08/21/13	(947,211)
U.S. Dollar	29,993,481	Euro	24,200,000	Barclays Plc	08/22/13	(1,903,243)
U.S. Dollar	928,741	Japanese Yen	73,417,000	Barclays Plc	08/22/13	175,096
U.S. Dollar	274,916	Euro	219,546	Barclays Plc	08/23/13	(14,459)
U.S. Dollar	461,014	Euro	368,163	Barclays Plc	08/23/13	(24,246)
Norwegian Krone	10,525,000	Euro	1,405,376	Barclays Plc	08/26/13	(35,336)
U.S. Dollar	619,204	Euro	494,240	Barclays Plc	08/26/13	(32,249)
U.S. Dollar	2,612,299	Japanese Yen	205,823,000	Barclays Plc	08/26/13	499,403
U.S. Dollar	286,563	Euro	226,362	Barclays Plc	09/10/13	(11,838)
U.S. Dollar	285,089	Euro	222,087	Barclays Plc	09/12/13	(7,682)
U.S. Dollar	819,671	Euro	633,122	Barclays Plc	09/16/13	(14,981)
U.S. Dollar	195,989	Euro	148,781	Barclays Plc	09/19/13	(155)
U.S. Dollar	468,469	Euro	360,422	Barclays Plc	09/24/13	(6,710)
U.S. Dollar	174,289	Euro	133,614	Barclays Plc	10/25/13	(1,913)
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Plc	10/28/13	(310,766)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Plc	10/28/13	(380,926)
Norwegian Krone	16,471,500	Euro	2,143,889	Barclays Plc	10/31/13	10,009
U.S. Dollar	423,789	Euro	325,538	Barclays Plc	11/05/13	(5,553)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	204,177	Barclays Plc	02/11/14	1,874
U.S. Dollar	6,200,198	Euro	4,589,000	Barclays Plc	02/11/14	142,341
U.S. Dollar	1,481,409	Japanese Yen	137,140,000	Barclays Plc	02/25/14	71,024
U.S. Dollar	2,962,767	Japanese Yen	274,010,000	Barclays Plc	02/27/14	144,710
U.S. Dollar	1,855,373	Japanese Yen	173,700,000	Barclays Plc	02/27/14	68,955
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Plc	03/03/14	(180,464)
U.S. Dollar	24,128,043	Chinese Yuan	154,612,500	Barclays Plc	03/03/14	(691,492)
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	528,420	Barclays Plc	03/05/14	5,808
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Plc	03/07/14	(362,113)
U.S. Dollar	23,974,930	Chinese Yuan	153,487,500	Barclays Plc	03/07/14	(662,957)
U.S. Dollar	19,020,396	Chinese Yuan	123,100,000	Barclays Plc	03/07/14	(739,675)
U.S. Dollar	931,875	Euro	712,203	Barclays Plc	03/07/14	(8,506)
U.S. Dollar	1,473,448	Euro	1,131,038	Barclays Plc	03/10/14	(19,998)
U.S. Dollar	12,398,492	Euro	9,527,993	Barclays Plc	03/17/14	(183,308)
U.S. Dollar	377,137	Euro	290,418	Barclays Plc	03/21/14	(6,377)
U.S. Dollar	1,547,301	Japanese Yen	146,370,000	Barclays Plc	03/24/14	41,547
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Plc	04/07/14	(128,859)
U.S. Dollar	9,398,778	Chinese Yuan	61,515,000	Barclays Plc	04/07/14	(472,363)
U.S. Dollar	808,798	Euro	628,412	Barclays Plc	04/07/14	(21,192)
122

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	18,927,250	Chinese Yuan	122,800,000	Barclays Plc	04/21/14	$(775,172)
U.S. Dollar	964,912	Euro	732,670	Barclays Plc	04/22/14	(2,917)
U.S. Dollar	1,332,367	Euro	1,020,033	Barclays Plc	04/25/14	(15,100)
U.S. Dollar	667,607	Euro	511,890	Barclays Plc	04/30/14	(8,639)
Canadian Dollar	3,575,345	U.S. Dollar	3,574,645	Citigroup, Inc.	05/06/13	(26,269)
U.S. Dollar	1,261,586	Japanese Yen	100,093,000	Citigroup, Inc.	05/10/13	234,782
U.S. Dollar	10,000,001	Euro	7,449,389	Citigroup, Inc.	05/13/13	188,685
U.S. Dollar	629,425	Japanese Yen	50,022,000	Citigroup, Inc.	05/14/13	116,264
Australian Dollar	4,806,130	U.S. Dollar	4,919,666	Citigroup, Inc.	05/28/13	51,639
Mexican Peso	65,453,700	U.S. Dollar	5,084,928	Citigroup, Inc.	05/28/13	292,707
U.S. Dollar	10,000,001	Euro	7,656,669	Citigroup, Inc.	05/31/13	(85,515)
Euro	35,119,484	U.S. Dollar	45,845,784	Citigroup, Inc.	06/14/13	418,820
U.S. Dollar	705,638	Japanese Yen	55,787,000	Citigroup, Inc.	06/14/13	133,242
Swedish Krona	43,658,433	Euro	4,973,421	Citigroup, Inc.	06/27/13	175,179
U.S. Dollar	517,244	Euro	398,462	Citigroup, Inc.	07/26/13	(7,834)
U.S. Dollar	330,937	Euro	265,136	Citigroup, Inc.	08/08/13	(18,485)
U.S. Dollar	95,867	Euro	76,711	Citigroup, Inc.	08/09/13	(5,232)
U.S. Dollar	603,389	Japanese Yen	47,220,000	Citigroup, Inc.	08/09/13	118,714
U.S. Dollar	5,668,619	Japanese Yen	449,157,000	Citigroup, Inc.	08/13/13	1,058,237
U.S. Dollar	1,855,715	Japanese Yen	146,685,000	Citigroup, Inc.	08/23/13	349,943
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	2,002,947	Citigroup, Inc.	10/28/13	16,214
U.S. Dollar	401,706	Japanese Yen	32,085,087	Citigroup, Inc.	11/08/13	72,126
U.S. Dollar	5,668,619	Japanese Yen	451,214,700	Citigroup, Inc.	11/12/13	1,033,513
U.S. Dollar	5,668,614	Japanese Yen	450,156,000	Citigroup, Inc.	11/13/13	1,044,333
U.S. Dollar	596,694	Japanese Yen	47,197,000	Citigroup, Inc.	11/15/13	111,847
U.S. Dollar	2,193,186	Japanese Yen	177,080,000	Citigroup, Inc.	11/19/13	373,991
U.S. Dollar	2,458,982	Japanese Yen	198,912,000	Citigroup, Inc.	11/20/13	415,479
U.S. Dollar	301,207	Japanese Yen	26,280,000	Citigroup, Inc.	01/10/14	31,072
U.S. Dollar	1,338,202	Euro	999,800	Citigroup, Inc.	01/28/14	18,560
U.S. Dollar	3,931,156	Euro	2,903,000	Citigroup, Inc.	02/10/14	98,993
U.S. Dollar	5,925,601	Japanese Yen	547,570,000	Citigroup, Inc.	02/13/14	294,977
U.S. Dollar	2,962,778	Japanese Yen	273,460,000	Citigroup, Inc.	02/19/14	150,624
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	858,479	Citigroup, Inc.	02/20/14	4,588
U.S. Dollar	1,410,966	Euro	1,080,000	Citigroup, Inc.	03/10/14	(15,089)
U.S. Dollar	24,456,237	Euro	18,838,791	Citigroup, Inc.	03/18/14	(420,791)
Polish Zloty	10,400,000	Euro	2,434,685	Citigroup, Inc.	03/19/14	18,056
U.S. Dollar	3,035,336	Japanese Yen	288,190,000	Citigroup, Inc.	03/19/14	70,799
U.S. Dollar	3,468,343	Japanese Yen	331,140,000	Citigroup, Inc.	03/19/14	61,989
U.S. Dollar	806,913	Euro	620,368	Citigroup, Inc.	03/26/14	(12,359)
U.S. Dollar	285,196	Euro	216,000	Credit Suisse Group AG	05/07/13	721
U.S. Dollar	435,600	Euro	330,000	Deutsche Bank AG	05/06/13	989
U.S. Dollar	336,095	Euro	255,000	Deutsche Bank AG	05/08/13	255
Philippines Peso	35,386,000	U.S. Dollar	858,134	Deutsche Bank AG	05/10/13	2,107
U.S. Dollar	204,909	Euro	157,000	Deutsche Bank AG	05/10/13	(1,866)
U.S. Dollar	846,018	Japanese Yen	66,920,000	Deutsche Bank AG	05/13/13	159,509
U.S. Dollar	385,987	Euro	301,000	Deutsche Bank AG	05/20/13	(10,467)
U.S. Dollar	559,769	Euro	439,000	Deutsche Bank AG	05/21/13	(18,452)
Indian Rupee	24,142,000	U.S. Dollar	436,115	Deutsche Bank AG	05/28/13	12,921
Indian Rupee	28,199,500	U.S. Dollar	518,740	Deutsche Bank AG	05/29/13	5,711
Indian Rupee	37,818,000	U.S. Dollar	691,580	Deutsche Bank AG	06/04/13	11,183
123

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	365,417	Euro	293,760	Deutsche Bank AG	06/05/13	$(21,543)
U.S. Dollar	2,102,242	Euro	1,690,000	Deutsche Bank AG	06/05/13	(123,937)
Indian Rupee	17,072,000	U.S. Dollar	304,521	Deutsche Bank AG	06/06/13	12,633
Indian Rupee	27,856,000	U.S. Dollar	500,764	Deutsche Bank AG	06/07/13	16,656
U.S. Dollar	951,967	Euro	760,600	Deutsche Bank AG	06/07/13	(49,959)
U.S. Dollar	2,127,720	Euro	1,700,000	Deutsche Bank AG	06/07/13	(111,663)
Indian Rupee	7,542,000	U.S. Dollar	135,350	Deutsche Bank AG	06/11/13	4,662
U.S. Dollar	686,068	Euro	540,850	Deutsche Bank AG	06/11/13	(26,405)
U.S. Dollar	100,914	Euro	80,000	Deutsche Bank AG	06/13/13	(4,474)
U.S. Dollar	478,078	Euro	379,000	Deutsche Bank AG	06/13/13	(21,193)
Indian Rupee	74,306,000	U.S. Dollar	1,347,246	Deutsche Bank AG	06/17/13	31,012
Indian Rupee	18,877,000	U.S. Dollar	340,605	Deutsche Bank AG	06/18/13	9,484
Indian Rupee	17,195,000	U.S. Dollar	311,157	Deutsche Bank AG	06/20/13	7,647
Singapore Dollar	1,969,400	U.S. Dollar	1,577,287	Deutsche Bank AG	06/21/13	21,677
South Korean Won	469,000,000	U.S. Dollar	398,488	Deutsche Bank AG	06/27/13	26,693
U.S. Dollar	410,503	South Korean Won	469,000,000	Deutsche Bank AG	06/27/13	(14,677)
Indian Rupee	56,904,000	U.S. Dollar	1,027,124	Deutsche Bank AG	07/12/13	24,026
Indian Rupee	13,777,000	U.S. Dollar	251,670	Deutsche Bank AG	07/22/13	2,354
U.S. Dollar	775,214	Euro	629,000	Deutsche Bank AG	07/22/13	(53,632)
U.S. Dollar	702,810	Euro	571,000	Deutsche Bank AG	07/23/13	(49,614)
Indian Rupee	27,912,000	U.S. Dollar	506,758	Deutsche Bank AG	07/26/13	7,511
Indian Rupee	28,199,500	U.S. Dollar	513,498	Deutsche Bank AG	07/29/13	5,782
Indian Rupee	26,507,000	U.S. Dollar	481,477	Deutsche Bank AG	07/31/13	6,478
U.S. Dollar	3,698,520	Euro	2,975,000	Deutsche Bank AG	07/31/13	(221,975)
U.S. Dollar	1,499,592	Euro	1,200,000	Deutsche Bank AG	08/09/13	(81,898)
U.S. Dollar	605,008	Japanese Yen	47,210,000	Deutsche Bank AG	08/12/13	120,424
Polish Zloty	11,489,000	Euro	2,702,023	Deutsche Bank AG	08/19/13	48,199
U.S. Dollar	1,151,088	Japanese Yen	90,125,000	Deutsche Bank AG	08/19/13	225,953
U.S. Dollar	938,867	Japanese Yen	73,510,000	Deutsche Bank AG	08/19/13	184,286
Chilean Unidad de Fomento	2,167,200,000	U.S. Dollar	4,300,000	Deutsche Bank AG	08/20/13	230,167
U.S. Dollar	1,008,035	Euro	814,000	Deutsche Bank AG	08/20/13	(64,838)
Chilean Unidad de Fomento	1,087,040,000	U.S. Dollar	2,150,000	Deutsche Bank AG	08/21/13	121,994
Chilean Unidad de Fomento	1,083,600,000	U.S. Dollar	2,150,000	Deutsche Bank AG	08/21/13	114,804
U.S. Dollar	918,451	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/13	173,669
U.S. Dollar	1,557,604	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/13	306,813
U.S. Dollar	12,313	Euro	9,797	Deutsche Bank AG	08/28/13	(600)
U.S. Dollar	278,008	Euro	221,193	Deutsche Bank AG	08/28/13	(13,549)
U.S. Dollar	150,148	Euro	119,000	Deutsche Bank AG	09/04/13	(6,716)
U.S. Dollar	329,951	Euro	261,000	Deutsche Bank AG	09/10/13	(14,112)
U.S. Dollar	694,668	Euro	540,850	Deutsche Bank AG	09/11/13	(18,312)
U.S. Dollar	24,390,376	Euro	18,919,000	Deutsche Bank AG	09/13/13	(550,156)
Philippines Peso	29,828,000	U.S. Dollar	713,554	Deutsche Bank AG	09/24/13	12,398
U.S. Dollar	2,234,056	Euro	1,720,000	Deutsche Bank AG	09/24/13	(33,585)
U.S. Dollar	1,036,408	Euro	800,000	Deutsche Bank AG	09/26/13	(18,326)
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	478,223	Deutsche Bank AG	09/30/13	2,941
Philippines Peso	36,054,000	U.S. Dollar	862,536	Deutsche Bank AG	10/04/13	14,995
Philippines Peso	8,431,000	U.S. Dollar	202,576	Deutsche Bank AG	10/16/13	2,644
124

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Malaysian Ringgit	1,980,000	U.S. Dollar	638,607	Deutsche Bank AG	10/23/13	$5,762
U.S. Dollar	885,254	Euro	684,003	Deutsche Bank AG	10/31/13	(16,814)
U.S. Dollar	59,892	Euro	45,895	Deutsche Bank AG	11/04/13	(637)
U.S. Dollar	9,200,600	Euro	7,160,000	Deutsche Bank AG	11/08/13	(242,759)
U.S. Dollar	5,370,974	Japanese Yen	425,263,000	Deutsche Bank AG	11/13/13	1,002,410
U.S. Dollar	235,133	Euro	184,184	Deutsche Bank AG	11/15/13	(7,804)
Malaysian Ringgit	2,056,560	U.S. Dollar	660,000	Deutsche Bank AG	11/19/13	8,454
U.S. Dollar	65,212	Euro	50,759	Deutsche Bank AG	11/19/13	(1,741)
U.S. Dollar	1,765,160	Japanese Yen	143,060,000	Deutsche Bank AG	11/19/13	295,463
U.S. Dollar	1,021,759	Euro	798,000	Deutsche Bank AG	11/20/13	(30,845)
U.S. Dollar	873,650	Euro	670,000	Deutsche Bank AG	12/03/13	(10,223)
Australian Dollar	1,691,000	U.S. Dollar	1,732,345	Deutsche Bank AG	12/13/13	(7,625)
Malaysian Ringgit	1,633,900	U.S. Dollar	528,206	Deutsche Bank AG	01/08/14	1,711
U.S. Dollar	1,471,964	Euro	1,111,000	Deutsche Bank AG	01/14/14	5,741
U.S. Dollar	297,101	Japanese Yen	26,360,000	Deutsche Bank AG	01/16/14	26,126
U.S. Dollar	1,299,198	Euro	971,000	Deutsche Bank AG	01/17/14	17,701
U.S. Dollar	3,934,081	Japanese Yen	348,750,000	Deutsche Bank AG	01/17/14	348,965
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	836,646	Deutsche Bank AG	01/22/14	7,460
Chilean Unidad de Fomento	583,870,000	U.S. Dollar	1,187,814	Deutsche Bank AG	01/24/14	9,212
Chilean Unidad de Fomento	363,560,000	U.S. Dollar	739,394	Deutsche Bank AG	01/28/14	5,634
U.S. Dollar	1,722,223	Japanese Yen	154,225,103	Deutsche Bank AG	01/28/14	136,614
Chilean Unidad de Fomento	117,450,000	U.S. Dollar	239,376	Deutsche Bank AG	01/29/14	1,283
Chilean Unidad de Fomento	234,900,000	U.S. Dollar	477,197	Deutsche Bank AG	01/31/14	4,019
Chilean Unidad de Fomento	219,210,000	U.S. Dollar	443,835	Deutsche Bank AG	02/03/14	5,094
U.S. Dollar	5,482,688	Euro	4,050,000	Deutsche Bank AG	02/07/14	136,558
U.S. Dollar	2,120,250	Euro	1,580,000	Deutsche Bank AG	02/11/14	34,520
U.S. Dollar	834,680	Euro	622,000	Deutsche Bank AG	02/11/14	13,589
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	204,292	Deutsche Bank AG	02/12/14	2,145
Chilean Unidad de Fomento	83,490,000	U.S. Dollar	169,361	Deutsche Bank AG	02/14/14	1,420
Chilean Unidad de Fomento	295,220,000	U.S. Dollar	598,787	Deutsche Bank AG	02/18/14	4,835
U.S. Dollar	23,067,992	Euro	17,260,000	Deutsche Bank AG	02/19/14	281,641
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	357,036	Deutsche Bank AG	02/25/14	3,759
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	409,091	Deutsche Bank AG	02/26/14	4,597
Chilean Unidad de Fomento	309,490,000	U.S. Dollar	625,738	Deutsche Bank AG	02/27/14	6,452
U.S. Dollar	3,541,405	Euro	2,677,770	Deutsche Bank AG	02/27/14	5,990
U.S. Dollar	439,513	Euro	332,330	Deutsche Bank AG	02/27/14	743
U.S. Dollar	1,002,005	Japanese Yen	91,718,000	Deutsche Bank AG	02/27/14	58,731
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	138,104	Deutsche Bank AG	02/28/14	1,601
125

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Singapore Dollar	700,000	U.S. Dollar	565,565	Deutsche Bank AG	02/28/14	$2,986
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	454,723	Deutsche Bank AG	03/03/14	4,817
U.S. Dollar	11,341,939	Euro	8,620,132	Deutsche Bank AG	03/03/14	(39,507)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	453,486	Deutsche Bank AG	03/05/14	5,956
Swedish Krona	84,036,600	Euro	9,836,896	Deutsche Bank AG	03/05/14	(102,723)
U.S. Dollar	139,368	Euro	107,000	Deutsche Bank AG	03/05/14	(1,911)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	494,031	Deutsche Bank AG	03/06/14	6,889
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	492,539	Deutsche Bank AG	03/07/14	5,307
U.S. Dollar	2,486,910	Euro	1,900,000	Deutsche Bank AG	03/07/14	(21,818)
U.S. Dollar	3,778,410	Euro	2,900,000	Deutsche Bank AG	03/12/14	(50,884)
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	479,822	Deutsche Bank AG	03/13/14	4,223
Swedish Krona	17,601,656	Euro	2,090,284	Deutsche Bank AG	03/13/14	(61,657)
Chilean Unidad de Fomento	2,375,135,000	U.S. Dollar	4,814,788	Deutsche Bank AG	03/18/14	27,028
Hungary Forint	884,944,400	Euro	2,802,430	Deutsche Bank AG	03/19/14	103,850
U.S. Dollar	1,909,933	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/14	36,886
U.S. Dollar	1,517,641	Japanese Yen	143,285,000	Deutsche Bank AG	03/24/14	43,624
U.S. Dollar	799,039	Euro	615,000	Deutsche Bank AG	03/26/14	(13,144)
U.S. Dollar	194,301	Euro	150,689	Deutsche Bank AG	03/31/14	(4,711)
U.S. Dollar	608,503	Euro	473,488	Deutsche Bank AG	04/03/14	(16,843)
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	497,995	Deutsche Bank AG	04/04/14	2,396
U.S. Dollar	1,774,980	Euro	1,379,000	Deutsche Bank AG	04/04/14	(46,314)
U.S. Dollar	971,409	Euro	742,242	Deutsche Bank AG	04/11/14	(8,961)
Swedish Krona	28,478,956	Euro	3,329,898	Deutsche Bank AG	04/22/14	(36,013)
U.S. Dollar	1,127,202	Euro	860,000	Deutsche Bank AG	04/23/14	(8,835)
U.S. Dollar	589,879	Euro	475,000	Goldman Sachs Group, Inc.	08/12/13	(36,143)
U.S. Dollar	1,116,586	Euro	902,000	Goldman Sachs Group, Inc.	08/14/13	(72,216)
U.S. Dollar	346,509	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/14	15,783
U.S. Dollar	224,064	Japanese Yen	20,855,910	Goldman Sachs Group, Inc.	02/18/14	9,593
U.S. Dollar	2,962,787	Japanese Yen	274,640,000	Goldman Sachs Group, Inc.	02/19/14	138,498
U.S. Dollar	2,114,988	Euro	1,580,000	Goldman Sachs Group, Inc.	02/21/14	29,060
Philippines Peso	17,664,000	U.S. Dollar	429,562	HSBC Holdings Plc	05/14/13	(146)
Indian Rupee	27,858,000	U.S. Dollar	503,334	HSBC Holdings Plc	05/28/13	14,819
Indian Rupee	43,702,000	U.S. Dollar	799,327	HSBC Holdings Plc	06/04/13	12,777
Indian Rupee	7,436,000	U.S. Dollar	133,527	HSBC Holdings Plc	06/11/13	4,517
Indian Rupee	18,770,000	U.S. Dollar	339,708	HSBC Holdings Plc	06/13/13	8,643
Indian Rupee	203,451,000	U.S. Dollar	3,689,684	HSBC Holdings Plc	06/19/13	82,934
Singapore Dollar	1,574,000	U.S. Dollar	1,260,410	HSBC Holdings Plc	06/21/13	17,527
Indian Rupee	29,446,000	U.S. Dollar	534,711	HSBC Holdings Plc	06/28/13	10,612
Indian Rupee	19,137,000	U.S. Dollar	347,797	HSBC Holdings Plc	07/29/13	4,602
Indian Rupee	12,846,000	U.S. Dollar	233,812	HSBC Holdings Plc	07/29/13	2,740
U.S. Dollar	3,681,117	Euro	2,975,000	HSBC Holdings Plc	08/02/13	(239,441)
Singapore Dollar	864,000	U.S. Dollar	693,926	HSBC Holdings Plc	08/15/13	7,599
Singapore Dollar	864,000	U.S. Dollar	693,976	HSBC Holdings Plc	08/19/13	7,551
U.S. Dollar	3,897,237	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/13	740,801
126

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	1,844,132	Japanese Yen	145,609,000	HSBC Holdings Plc	08/23/13	$349,405
U.S. Dollar	2,998,184	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/13	591,314
Philippines Peso	36,100,000	U.S. Dollar	860,795	HSBC Holdings Plc	09/30/13	17,834
Philippines Peso	28,800,000	U.S. Dollar	690,465	HSBC Holdings Plc	10/03/13	10,503
Philippines Peso	28,921,000	U.S. Dollar	693,316	HSBC Holdings Plc	10/04/13	10,602
Philippines Peso	43,117,000	U.S. Dollar	1,036,740	HSBC Holdings Plc	10/07/13	12,718
Philippines Peso	24,870,000	U.S. Dollar	598,398	HSBC Holdings Plc	10/11/13	6,948
U.S. Dollar	2,941,900	Euro	2,263,000	HSBC Holdings Plc	10/17/13	(42,198)
Malaysian Ringgit	2,647,000	U.S. Dollar	859,360	HSBC Holdings Plc	10/22/13	2,128
Malaysian Ringgit	1,321,026	U.S. Dollar	426,000	HSBC Holdings Plc	10/24/13	3,888
U.S. Dollar	751,344	Japanese Yen	70,138,000	HSBC Holdings Plc	11/12/13	30,851
Malaysian Ringgit	1,244,000	U.S. Dollar	398,562	HSBC Holdings Plc	11/20/13	5,764
U.S. Dollar	462,182	Japanese Yen	37,330,000	HSBC Holdings Plc	11/20/13	78,676
U.S. Dollar	947,656	Euro	720,487	HSBC Holdings Plc	12/09/13	(2,873)
U.S. Dollar	1,118,679	Japanese Yen	98,220,000	HSBC Holdings Plc	01/15/14	109,009
U.S. Dollar	2,231,266	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/14	178,141
Singapore Dollar	1,468,000	U.S. Dollar	1,186,646	HSBC Holdings Plc	02/07/14	5,632
U.S. Dollar	2,509,962	Euro	1,856,000	HSBC Holdings Plc	02/10/14	59,913
U.S. Dollar	4,444,265	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/14	193,657
U.S. Dollar	548,529	Japanese Yen	51,260,000	HSBC Holdings Plc	02/24/14	21,362
U.S. Dollar	596,376	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/14	37,897
Mexican Peso	50,041,430	U.S. Dollar	3,809,198	HSBC Holdings Plc	03/10/14	205,298
U.S. Dollar	375,840	Euro	288,000	HSBC Holdings Plc	03/10/14	(4,441)
Singapore Dollar	2,488,300	U.S. Dollar	1,995,109	HSBC Holdings Plc	03/14/14	25,991
Singapore Dollar	2,091,000	U.S. Dollar	1,676,085	HSBC Holdings Plc	03/19/14	22,330
U.S. Dollar	9,570,055	Japanese Yen	916,524,148	HSBC Holdings Plc	03/19/14	142,003
U.S. Dollar	2,440,556	Euro	1,864,543	HSBC Holdings Plc	04/16/14	(22,292)
U.S. Dollar	5,212,439	Mexican Peso	63,915,000	JPMorgan Chase & Co.	05/02/13	(50,488)
Philippines Peso	11,388,000	U.S. Dollar	276,100	JPMorgan Chase & Co.	05/10/13	745
U.S. Dollar	27,565,723	Norwegian Krone	160,325,000	JPMorgan Chase & Co.	05/14/13	(221,736)
Indian Rupee	46,822,000	U.S. Dollar	853,886	JPMorgan Chase & Co.	05/15/13	18,138
Chinese Yuan	471,750,000	U.S. Dollar	75,000,000	JPMorgan Chase & Co.	05/20/13	898,162
Indian Rupee	158,600,000	U.S. Dollar	2,876,341	JPMorgan Chase & Co.	05/21/13	75,670
Chinese Yuan	62,550,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	05/28/13	62,881
Mexican Peso	276,175,000	U.S. Dollar	21,463,489	JPMorgan Chase & Co.	05/28/13	1,226,874
Indian Rupee	11,915,000	U.S. Dollar	218,690	JPMorgan Chase & Co.	05/31/13	2,850
Chinese Yuan	62,700,000	U.S. Dollar	10,000,000	JPMorgan Chase & Co.	06/13/13	87,629
Indian Rupee	170,209,200	U.S. Dollar	3,079,968	JPMorgan Chase & Co.	06/13/13	78,937
U.S. Dollar	9,822,967	Chinese Yuan	62,700,000	JPMorgan Chase & Co.	06/13/13	(264,662)
Indian Rupee	40,031,000	U.S. Dollar	727,142	JPMorgan Chase & Co.	06/17/13	15,369
Indian Rupee	28,975,000	U.S. Dollar	523,998	JPMorgan Chase & Co.	06/25/13	12,831
Russian Ruble	297,500,000	U.S. Dollar	9,285,964	JPMorgan Chase & Co.	07/05/13	158,555
Mexican Peso	200,692,500	U.S. Dollar	16,138,119	JPMorgan Chase & Co.	07/08/13	294,071
U.S. Dollar	34,904,137	Japanese Yen	3,355,781,500	JPMorgan Chase & Co.	07/08/13	467,611
U.S. Dollar	10,000,000	Japanese Yen	994,435,000	JPMorgan Chase & Co.	07/16/13	(205,286)
Indian Rupee	39,295,000	U.S. Dollar	712,266	JPMorgan Chase & Co.	07/18/13	12,801
Indian Rupee	27,515,000	U.S. Dollar	502,811	JPMorgan Chase & Co.	07/22/13	4,518
Mexican Peso	63,915,000	U.S. Dollar	5,175,926	JPMorgan Chase & Co.	07/26/13	48,864
Indian Rupee	23,738,000	U.S. Dollar	432,256	JPMorgan Chase & Co.	07/29/13	4,867
Indian Rupee	7,860,000	U.S. Dollar	143,126	JPMorgan Chase & Co.	07/29/13	1,612
Singapore Dollar	6,427,600	U.S. Dollar	5,152,385	JPMorgan Chase & Co.	07/31/13	66,441
U.S. Dollar	3,693,760	Euro	2,975,000	JPMorgan Chase & Co.	07/31/13	(226,734)
127

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	1,963,902	Euro	1,606,300	JPMorgan Chase & Co.	08/06/13	$(153,003)
U.S. Dollar	1,977,428	Euro	1,584,300	JPMorgan Chase & Co.	08/09/13	(110,535)
U.S. Dollar	2,003,668	Euro	1,612,000	JPMorgan Chase & Co.	08/20/13	(120,989)
U.S. Dollar	932,100	Japanese Yen	73,573,000	JPMorgan Chase & Co.	08/20/13	176,866
U.S. Dollar	1,856,818	Japanese Yen	146,373,000	JPMorgan Chase & Co.	08/26/13	354,213
U.S. Dollar	1,441,937	Japanese Yen	112,727,000	JPMorgan Chase & Co.	08/27/13	284,718
U.S. Dollar	928,779	Euro	737,287	JPMorgan Chase & Co.	08/29/13	(43,054)
U.S. Dollar	928,786	Japanese Yen	72,717,000	JPMorgan Chase & Co.	08/30/13	182,279
U.S. Dollar	153,510	Euro	119,000	JPMorgan Chase & Co.	09/13/13	(3,365)
U.S. Dollar	15,270,462	Euro	11,825,925	JPMorgan Chase & Co.	09/13/13	(319,414)
Singapore Dollar	1,300,000	U.S. Dollar	1,062,786	JPMorgan Chase & Co.	09/19/13	(7,221)
Hungary Forint	435,568,000	Euro	1,401,216	JPMorgan Chase & Co.	09/23/13	44,398
Hungary Forint	348,678,000	Euro	1,120,971	JPMorgan Chase & Co.	09/25/13	36,249
U.S. Dollar	406,818	Japanese Yen	31,505,000	JPMorgan Chase & Co.	09/30/13	83,309
Philippines Peso	14,127,000	U.S. Dollar	340,074	JPMorgan Chase & Co.	10/11/13	3,783
Malaysian Ringgit	6,600,000	U.S. Dollar	2,083,333	JPMorgan Chase & Co.	10/18/13	65,199
Malaysian Ringgit	1,459,000	U.S. Dollar	469,660	JPMorgan Chase & Co.	10/18/13	5,295
U.S. Dollar	6,795,203	Japanese Yen	598,110,000	JPMorgan Chase & Co.	10/18/13	652,630
Singapore Dollar	1,320,000	U.S. Dollar	1,066,667	JPMorgan Chase & Co.	10/21/13	5,170
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	10/28/13	(318,504)
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase & Co.	10/28/13	(757,415)
Malaysian Ringgit	1,586,000	U.S. Dollar	512,224	JPMorgan Chase & Co.	10/31/13	3,710
U.S. Dollar	188,597	Euro	147,287	JPMorgan Chase & Co.	11/12/13	(5,667)
U.S. Dollar	4,289,375	Japanese Yen	338,110,000	JPMorgan Chase & Co.	11/13/13	816,100
U.S. Dollar	398,445	Japanese Yen	31,518,000	JPMorgan Chase & Co.	11/13/13	74,673
U.S. Dollar	231,051	Euro	180,987	JPMorgan Chase & Co.	11/20/13	(7,681)
U.S. Dollar	885,202	Japanese Yen	71,438,000	JPMorgan Chase & Co.	11/20/13	151,290
U.S. Dollar	746,640	Euro	572,000	JPMorgan Chase & Co.	12/13/13	(8,021)
Malaysian Ringgit	334,000	U.S. Dollar	108,848	JPMorgan Chase & Co.	01/16/14	(561)
U.S. Dollar	7,152,876	Japanese Yen	633,340,000	JPMorgan Chase & Co.	01/17/14	642,203
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	253,618	JPMorgan Chase & Co.	01/30/14	2,033
Malaysian Ringgit	2,115,000	U.S. Dollar	680,940	JPMorgan Chase & Co.	01/30/14	4,309
Malaysian Ringgit	3,515,000	U.S. Dollar	1,116,405	JPMorgan Chase & Co.	02/04/14	22,118
U.S. Dollar	4,444,226	Japanese Yen	413,149,000	JPMorgan Chase & Co.	02/12/14	195,890
U.S. Dollar	2,962,819	Japanese Yen	274,200,000	JPMorgan Chase & Co.	02/13/14	143,239
U.S. Dollar	2,962,783	Japanese Yen	274,330,000	JPMorgan Chase & Co.	02/18/14	141,713
U.S. Dollar	416,438	Japanese Yen	38,760,000	JPMorgan Chase & Co.	02/18/14	17,850
U.S. Dollar	2,130,080	Euro	1,593,000	JPMorgan Chase & Co.	02/19/14	27,029
U.S. Dollar	2,127,945	Euro	1,593,000	JPMorgan Chase & Co.	02/19/14	24,895
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	185,772	JPMorgan Chase & Co.	02/21/14	1,049
Chilean Unidad de Fomento	1,619,200,000	U.S. Dollar	3,284,714	JPMorgan Chase & Co.	02/24/14	23,860
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	02/24/14	(378,879)
U.S. Dollar	39,268,099	Chinese Yuan	246,800,000	JPMorgan Chase & Co.	02/24/14	(353,022)
U.S. Dollar	553,383	Japanese Yen	51,300,000	JPMorgan Chase & Co.	02/25/14	25,800
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	126,150	JPMorgan Chase & Co.	02/28/14	1,300
U.S. Dollar	597,123	Japanese Yen	54,300,000	JPMorgan Chase & Co.	03/03/14	38,650
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/07/14	(239,929)
128

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	03/10/14	$(577,437)
U.S. Dollar	39,083,386	Chinese Yuan	245,600,000	JPMorgan Chase & Co.	03/10/14	(339,177)
Singapore Dollar	2,807,550	U.S. Dollar	2,246,040	JPMorgan Chase & Co.	03/13/14	34,363
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/17/14	95,012
U.S. Dollar	19,608,457	Chinese Yuan	125,200,000	JPMorgan Chase & Co.	03/17/14	(486,555)
Hungary Forint	265,221,440	Euro	840,729	JPMorgan Chase & Co.	03/19/14	30,029
Hungary Forint	443,723,000	Euro	1,401,216	JPMorgan Chase & Co.	03/20/14	57,182
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	186,451	JPMorgan Chase & Co.	03/21/14	1,443
Hungary Forint	441,341,000	Euro	1,401,216	JPMorgan Chase & Co.	03/21/14	46,822
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase & Co.	04/14/14	(222,076)
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	04/21/14	(297,578)
U.S. Dollar	265,976	Euro	203,185	JPMorgan Chase & Co.	04/22/14	(2,423)
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,217,214	JPMorgan Chase & Co.	04/28/14	10,033
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase & Co.	09/22/14	(174,657)
U.S. Dollar	207,246	Euro	157,000	Morgan Stanley	05/07/13	476
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	198,376	Morgan Stanley	05/13/13	16,493
Polish Zloty	4,031,000	Euro	895,579	Morgan Stanley	05/24/13	93,736
U.S. Dollar	853,110	Euro	686,000	Morgan Stanley	06/04/13	(50,528)
Swedish Krona	13,535,982	Euro	1,553,360	Morgan Stanley	07/16/13	38,111
Swedish Krona	3,168,850	Euro	363,650	Morgan Stanley	07/16/13	8,922
Swedish Krona	19,932,831	Euro	2,309,741	Morgan Stanley	07/22/13	26,188
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	352,629	Morgan Stanley	08/01/13	3,604
Singapore Dollar	5,152,240	U.S. Dollar	4,141,672	Morgan Stanley	08/01/13	41,641
Australian Dollar	4,488,527	U.S. Dollar	4,590,012	Morgan Stanley	08/09/13	28,325
U.S. Dollar	513,533	Euro	403,000	Morgan Stanley	08/15/13	(17,610)
Chilean Unidad de Fomento	84,970,000	U.S. Dollar	175,395	Morgan Stanley	08/22/13	2,177
U.S. Dollar	10,231,678	Japanese Yen	807,305,000	Morgan Stanley	11/13/13	1,938,542
U.S. Dollar	514,158	Euro	403,000	Morgan Stanley	11/15/13	(17,396)
U.S. Dollar	730,674	Japanese Yen	57,800,000	Morgan Stanley	11/15/13	136,904
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	403,739	Morgan Stanley	01/13/14	4,158
Chilean Unidad de Fomento	224,290,000	U.S. Dollar	453,707	Morgan Stanley	02/14/14	5,084
Chilean Unidad de Fomento	110,250,000	U.S. Dollar	223,020	Morgan Stanley	02/24/14	2,258
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	474,679	Morgan Stanley	02/26/14	4,994
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	200,000	Morgan Stanley	03/10/14	1,988
U.S. Dollar	1,066,308	Euro	816,000	Morgan Stanley	03/10/14	(11,156)
U.S. Dollar	2,078,085	Japanese Yen	198,800,000	Morgan Stanley	03/19/14	33,080
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,177,328	Morgan Stanley	04/14/14	(12,434)
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,937,428	Morgan Stanley	04/21/14	883
Norwegian Krone	7,600,000	U.S. Dollar	1,381,341	UBS AG	05/02/13	(63,488)
129

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	1,287,416	Norwegian Krone	7,600,000	UBS AG	05/02/13	$(30,438)
U.S. Dollar	15,000,001	Euro	10,963,630	UBS AG	05/06/13	560,873
U.S. Dollar	17,217,033	Japanese Yen	1,605,540,000	UBS AG	05/07/13	746,849
U.S. Dollar	101,808	Euro	78,000	UBS AG	05/10/13	(921)
U.S. Dollar	632,569	Japanese Yen	50,022,000	UBS AG	05/13/13	119,411
Norwegian Krone	167,925,000	U.S. Dollar	30,405,773	UBS AG	05/14/13	(1,301,085)
Australian Dollar	663,000	U.S. Dollar	674,536	UBS AG	05/20/13	11,691
U.S. Dollar	20,000,001	United Kingdom Pound	12,974,880	UBS AG	05/21/13	(151,565)
United Kingdom Pound	6,487,440	U.S. Dollar	9,843,393	UBS AG	05/21/13	232,390
U.S. Dollar	15,000,000	United Kingdom Pound	9,814,313	UBS AG	05/22/13	(242,714)
Norwegian Krone	13,058,000	Euro	1,763,999	UBS AG	05/23/13	(61,048)
Australian Dollar	14,482,749	U.S. Dollar	14,817,300	UBS AG	05/28/13	163,183
U.S. Dollar	19,976,913	Australian Dollar	19,288,879	UBS AG	05/28/13	25,126
U.S. Dollar	13,193,824	Japanese Yen	1,229,499,500	UBS AG	05/28/13	579,875
Norwegian Krone	4,080,000	Euro	549,828	UBS AG	06/03/13	(17,667)
U.S. Dollar	20,363,236	South African Rand	185,000,000	UBS AG	06/04/13	(153,262)
Swedish Krona	66,042,000	U.S. Dollar	10,393,562	UBS AG	06/11/13	(213,246)
U.S. Dollar	8,487,167	Japanese Yen	815,812,000	UBS AG	06/14/13	116,628
Malaysian Ringgit	171,210,010	U.S. Dollar	54,733,783	UBS AG	06/17/13	1,393,654
Swedish Krona	20,866,000	Euro	2,330,251	UBS AG	06/28/13	145,201
U.S. Dollar	2,317,680	Euro	1,850,000	UBS AG	06/28/13	(119,653)
U.S. Dollar	10,000,000	Japanese Yen	988,610,000	UBS AG	07/10/13	(145,103)
Russian Ruble	148,800,000	U.S. Dollar	4,752,475	UBS AG	07/12/13	(33,740)
U.S. Dollar	22,357,158	Euro	17,027,927	UBS AG	07/15/13	(79,680)
Swedish Krona	15,299,180	Euro	1,756,407	UBS AG	07/16/13	42,145
Swedish Krona	15,274,510	Euro	1,753,635	UBS AG	07/16/13	41,998
U.S. Dollar	30,122,057	Euro	23,100,000	UBS AG	07/19/13	(316,576)
U.S. Dollar	19,743,469	Chinese Yuan	126,220,000	UBS AG	07/29/13	(563,827)
U.S. Dollar	3,662,861	Euro	2,976,000	UBS AG	08/01/13	(258,983)
U.S. Dollar	10,000,000	Japanese Yen	978,265,000	UBS AG	08/01/13	(40,454)
U.S. Dollar	1,880,485	Japanese Yen	148,060,000	UBS AG	08/20/13	360,635
Norwegian Krone	10,525,000	Euro	1,411,009	UBS AG	08/23/13	(42,532)
Norwegian Krone	10,525,000	Euro	1,411,047	UBS AG	08/23/13	(42,582)
U.S. Dollar	2,096,498	Euro	1,675,590	UBS AG	08/26/13	(112,078)
U.S. Dollar	2,109,887	Japanese Yen	166,449,000	UBS AG	08/26/13	401,189
U.S. Dollar	764,488	Euro	590,886	UBS AG	09/17/13	(14,490)
Norwegian Krone	4,194,700	Euro	562,632	UBS AG	11/08/13	(19,669)
U.S. Dollar	403,772	Japanese Yen	31,954,500	UBS AG	11/15/13	75,508
U.S. Dollar	706,742	Japanese Yen	57,068,000	UBS AG	11/20/13	120,459
U.S. Dollar	519,212	Euro	395,500	UBS AG	12/09/13	(2,566)
U.S. Dollar	2,280,240	Euro	1,741,000	UBS AG	01/13/14	(17,394)
U.S. Dollar	600,603	Japanese Yen	52,560,000	UBS AG	01/14/14	60,309
U.S. Dollar	300,979	Japanese Yen	26,280,000	UBS AG	01/14/14	30,832
U.S. Dollar	803,539	Japanese Yen	71,290,000	UBS AG	01/16/14	70,693
U.S. Dollar	638,585	Japanese Yen	56,700,000	UBS AG	01/16/14	55,721
U.S. Dollar	1,839,492	Japanese Yen	162,280,000	UBS AG	01/27/14	171,088
U.S. Dollar	2,947,484	Euro	2,177,000	UBS AG	02/10/14	73,693
130

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	2,447,872	Euro	1,825,000	UBS AG	02/13/14	$38,677
U.S. Dollar	659,197	Japanese Yen	60,600,000	UBS AG	03/04/14	35,922
U.S. Dollar	14,251,671	Chinese Yuan	92,100,000	UBS AG	04/14/14	(526,252)
						$9,832,174

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

131

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Global Opportunities Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2012	177,040	$108,897,117
Options written	242,093	111,307,269
Options terminated in closing purchase transactions	(95,446)	(66,254,329)
Options exercised	(69,065)	(32,631,162)
Options expired	(7,965)	(6,616,531)
Contracts outstanding at April 30, 2013	246,657	$114,702,364

A summary of the Real Return Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2012	13,640	$16,989,165
Options written	18,235	64,918,975
Options terminated in closing purchase transactions	(20,175)	(64,565,440)
Options exercised	—	—
Options expired	(6,900)	(2,266,650)
Contracts outstanding at April 30, 2013	4,800	$15,076,050

The Global Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion
Large Cap Core Fund	0.70%	0.65%	0.60%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

Average net assets
Global Small & Mid Cap Fund	0.85%
132

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

Average net assets
Real Return Fund	0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion
Large Cap Strategies Fund	0.90%	0.85%	0.80%
Global Opportunities Fund	1.10%	1.05%	1.00%

BIM has retained Oldfield Partners LLP (“Oldfield”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Oldfield and Sands are paid for their services directly by BIM.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Global Small & Mid Cap Fund. Dimensional, Champlain and Mondrian are paid for their services directly by BIM.

BIM has retained Franklin Advisers, Inc. (“Franklin”), Shenkman Capital Management, Inc. (“SCM”) and BlackRock Financial Management, Inc. (“BlackRock”) as sub-advisers to each manage a segment of the Global Opportunities Fund. Franklin, SCM and BlackRock are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2014. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. For the six months ended April 30, 2013, Bessemer waived shareholder servicing fees in the amount of $247,248 with respect to the Fixed Income Fund and $569,238 with respect to the Municipal Bond Fund.

D. Custody Fees. The Large Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian and the Real Return Fund, the Subsidiary and the Global Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds securities and cash, except for the Real Return Fund and the Subsidiary for which BTCO is only responsible for the collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary. BTCO serves as custodian for the Global Small & Mid Cap Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Global Small & Mid Cap Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments and 0.015% of the average daily net assets of the U.S. investments of Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Large Cap Core Fund, Fixed Income Fund and Municipal Bond Fund or portion thereof for the Global Small & Mid Cap Fund. BTCO receives a fee of 0.10% of the average daily net assets of the portion of the Real Return Fund for which BTCO serves

133

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Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

as custodian. In addition, BTCO receives from the Real Return Fund and the Subsidiary any transaction costs, such as charges for moving them to auctions and shipping/vault charges, related to the Real Return Fund’s and the Subsidiary’s investments in collectible coins or bullions or other forms of precious metals. The Global Opportunities Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Global Small & Mid Cap Fund, Real Return Fund and the Subsidiary have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, excluding collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary, and assets of the Global Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2014 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Core Fund at 1.00%, the Large Cap Strategies Fund at 1.15% the Global Small & Mid Cap Fund at 1.11%, the Global Opportunities Fund at 1.20%, the Real Return Fund at 1.10%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2013, BIM waived $97,723 for the Large Cap Core Fund, $60,606 for the Large Cap Strategies Fund, $1,185,681 for the Global Small & Mid Cap Fund, $4,198,811 for the Global Opportunities Fund and $500,227 for the Real Return Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $247,248, and $569,238, respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $95,000 (plus $50,000 for serving as the Board’s Chairperson, $10,000 as the Board’s Vice Chairperson, $20,000 as the Audit Committee Chairperson, $15,000 as a member of the Pricing Committee, $10,000 as the Risk Management Liaison and $10,000 each as the Nominating Committee Chairperson and the Governance Committee Chairperson) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Interest Expense. When cash balances are overdrawn, the Funds are charged by BTCO an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations when such expenses are incurred.

134

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

8.	Securities Transactions:

Investment transactions for the six months ended April 30, 2013, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales
Large Cap Core Fund	$253,677,344	$198,069,638
Large Cap Strategies Fund	2,567,966,735	923,418,230
Global Small & Mid Cap Fund	587,872,794	863,859,207
Global Opportunities Fund	9,761,970,268	2,348,703,397
Real Return Fund (Consolidated)	417,534,112	708,546,797
Fixed Income Fund	111,262,813	59,688,166
Municipal Bond Fund	353,672,969	230,671,314

Purchase and sales of U. S. Government Securities, excluding those with maturity of one year or less during the six months ended April 30, 2013, were as follows:

	Purchases	Sales
Real Return Fund (Consolidated)	$—	$310,289,382
Fixed Income Fund	149,069,794	205,307,864

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

By investing in the Subsidiary, the Real Return Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). The IRS has issued a private letter ruling to the Real Return Fund confirming that Subpart F income derived from its investment in the Subsidiary, which invests in commodities and commodity-linked instruments, will constitute “qualifying income” under Subchapter M of the Code. Based on such ruling, the Real Return Fund will seek to get exposure to commodities and commodity-linked instruments through investments in the Subsidiary.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains realized. These taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation, as applicable, as such income and/or gains are earned.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and Thailand on gains realized upon the sale of India and Thailand securities, payable upon repatriation of sales proceeds. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of April 30, 2013, the Large Cap Strategies Fund, the Global Small & Mid Cap Fund and the Global Opportunities Fund recorded liabilities of $245,124, $57,836 and $821,583, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

135

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

The tax character of distributions from the Funds during the year ended October 31, 2012 was as follows (amounts in thousands):

	Large Cap Core Fund	Large Cap Strategies Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$1,799	$39,493	$31,191	$219,142	$6,986	$11,786	$10
Net Long Term Capital Gains	—	—	218,243	—	—	9,169	2,446
Total Taxable Distributions	1,799	39,493	249,434	219,142	6,986	20,955	2,456
Tax Exempt Distributions	—	—	—	—	—	—	15,853
Total Distributions Paid	$1,799	$39,493	$249,434	$219,142	$6,986	$20,955	$18,309

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the period ended April 30, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

At October 31, 2012, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire on the following date:

October 31, 2017
Large Cap Core Fund	$56,108,735
Large Cap Strategies Fund	387,157,678
Global Opportunities Fund	201,818,046
Real Return Fund*	245,786,188

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

*As of October 31, 2012, the Real Return Fund had a short-term and long-term capital loss carryforward of $40,756,011 and $81,990,660, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

10.	Commitments:

Global Opportunities Fund may invest in floating rate loan interests. In connection with these investments, Global Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of April 30, 2013, Global Opportunities Fund had outstanding bridge loan commitments of $5,706,875. In connection with these commitments, Global Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

136

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2013 (Unaudited)

11.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition.

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

137

Additional Information (unaudited)

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

138

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Distributor:

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodians:

Bessemer Trust Company

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Citibank, N.A.

111 Wall Street
New York, NY 10005

Administrator:

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Independent Registered Public Accounting Firm:

Ernst & Young LLP

5 Times Square

New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414703
Cusip 680414802
(A21-SAR2012)
(04/12)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period for the Old Westbury Global Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Large Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Global Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	April 30, 2013
(Unaudited)

Shares		Value
COMMON STOCKS — 89.3%
ARGENTINA — 0.0%
84,000	Arcos Dorados Holdings, Inc. - Class A	$1,144,080
AUSTRALIA — 2.1%
134,164	ABM Resources NL(b)	4,451
13,412	Acrux Ltd.	56,173
154,673	Adelaide Brighton Ltd.	545,188
96,977	Aditya Birla Minerals Ltd.	34,182
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	135,025
25,514	AJ Lucas Group Ltd.(b)	34,121
119,863	Alcyone Resources Ltd.(b)(c)(d)	994
54,720	Alkane Resources Ltd.(b)	31,200
44,977	Alliance Resources Ltd.(b)	7,227
155,725	ALS Ltd.	1,580,497
115,610	Altona Mining Ltd.(b)	21,573
946,258	Alumina Ltd.(b)	946,650
38,166	Amalgamated Holdings Ltd.	339,482
102,022	Amcom Telecommunications Ltd.	213,648
10,329	Ampella Mining Ltd.(b)	2,142
70,717	Ansell Ltd.	1,158,333
68,098	Antares Energy Ltd.(b)	26,474
38,601	APA Group	260,515
171,240	APN News & Media Ltd.	74,560
26,421	Aquarius Platinum Ltd.(b)	15,887
59,980	Aquila Resources Ltd.(b)	115,035
19,603	ARB Corp. Ltd.	264,191
31,564	Aristocrat Leisure Ltd.	128,926
556,970	Arrium Ltd.	490,799
74,907	ASG Group Ltd.	27,180
312,628	Atlas Iron Ltd.	270,624
58,802	Aurora Oil and Gas Ltd.(b)	185,928
100,464	Ausdrill Ltd.	157,789
26,143	Ausenco Ltd.	75,074
59,521	Austal Ltd.(b)	41,034
17,417	Austbrokers Holdings Ltd.	189,951
15,319	Austin Engineering Ltd.	80,994
114,408	Australian Agricultural Co. Ltd.(b)	138,770
859	Australian Education Trust REIT	1,340
256,656	Australian Infrastructure Fund	838,136
45,583	Australian Pharmaceutical Industries Ltd.	22,919
79,373	Automotive Holdings Group Ltd.	334,904
228,600	AWE Ltd.(b)	305,716
19,409	Bandanna Energy Ltd.(b)	2,716
79,793	Bank of Queensland Ltd.	829,695
107,928	Bannerman Resources Ltd.(b)	6,713
96,629	Bathurst Resources Ltd.(b)	17,030
21,519	BC Iron Ltd.	76,742
773,400	Beach Energy Ltd.	1,090,425
43,477	Beadell Resources Ltd.(b)	31,776
4,598	Bell Financial Group Ltd.	3,241
Shares		Value
AUSTRALIA (continued)
372,904	Bendigo and Adelaide Bank Ltd.	$4,275,677
100,434	Billabong International Ltd.(b)	49,457
22,861	Bionomics Ltd.(b)	9,006
2,485	Blackmores Ltd.	72,906
2,040	Blackthorn Resources Ltd.(b)	1,163
215,158	BlueScope Steel Ltd.(b)	1,104,118
158,551	Boom Logistics Ltd.(b)	34,518
379,695	Boral Ltd.	1,968,147
26,441	Bradken Ltd.	140,894
10,640	Bravura Solutions Ltd.(b)	2,261
10,942	Breville Group Ltd.	79,178
24,551	Brickworks Ltd.	324,767
17,627	BT Investment Management Ltd.	64,141
26,490	Cabcharge Australia Ltd.	131,269
154,604	Caltex Australia Ltd.	3,452,384
255,734	Cape Lambert Resources Ltd.(b)	39,768
25,142	Cardno Ltd.	169,681
490,458	Carnarvon Petroleum Ltd.(b)	25,423
68,742	carsales.com Ltd.	689,130
129,012	Cash Converters International Ltd.	188,583
9,437	Cedar Woods Properties Ltd.	54,200
355,160	Central Petroleum Ltd.(b)	44,183
189,000	Ceramic Fuel Cells Ltd.(b)	8,621
50,912	Chalice Gold Mines Ltd.	8,709
178,666	Challenger Ltd.	777,936
354,184	Citigold Corp. Ltd.(b)	19,828
102,039	Clough Ltd.	124,825
84,396	Coal of Africa Ltd.(b)	14,436
56,720	Coalspur Mines Ltd.(b)	26,755
3,559	Cochlear Ltd.	243,441
157,396	Cockatoo Coal Ltd.(b)	10,280
119,759	Coffey International Ltd.(b)	29,797
19,105,479	Commonwealth Property Office Fund REIT(d)	22,975,692
82,958	Cooper Energy Ltd.(b)	36,121
19,597	Credit Corp. Group Ltd.	180,611
136,841	Cromwell Property Group REIT	148,956
17,217	CSG Ltd.	13,030
226,536	CSR Ltd. - Placement Shares	476,745
4,990	Cudeco Ltd.(b)	19,503
220,336	Cue Energy Resources Ltd.(b)	30,837
58,899	Dart Energy Ltd.(b)	3,664
5,580	Data#3 Ltd.	6,710
118,091	David Jones Ltd.	364,826
47,635	Decmil Group Ltd.	92,100
232,983	Deep Yellow Ltd.(b)	8,937
7,518	Devine Ltd.	7,015
60,174	Discovery Metals Ltd.(b)(c)(d)	21,210
5,787	Domino’s Pizza Enterprises Ltd.	78,652
145,245	Downer EDI Ltd.	739,325
6,112	Dragon Mining Ltd.(b)	2,788
58,868	Drillsearch Energy Ltd.(b)	68,962

1

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
AUSTRALIA (continued)
173,324	DUET Group	$442,025
142,448	DuluxGroup Ltd.	692,599
16,365	DWS Ltd.	25,788
308,112	Echo Entertainment Group Ltd.	1,156,298
224,451	Elders Ltd.(b)	18,615
303,779	Emeco Holdings Ltd.	144,867
52,026	Energy Resources of Australia Ltd.(b)	55,553
329,666	Energy World Corp. Ltd.(b)	109,365
297,730	Envestra Ltd.	324,089
26,509	Eservglobal Ltd.(b)	9,619
20,763	Euroz Ltd.	22,816
88,014	Evolution Mining Ltd.(b)	88,963
1,074,060	Fairfax Media Ltd.	723,760
3,195	Fantastic Holdings Ltd.	9,606
883,731	FAR Ltd.(b)	31,150
16,777	Finbar Group Ltd.	25,480
45,866	FKP Property Group	78,456
29,231	Fleetwood Corp. Ltd.	259,097
25,840	Flight Centre Ltd.	1,022,509
260,540	Flinders Mines Ltd.(b)	12,965
1,523,144	Focus Minerals Ltd.(b)	26,844
13,085	Forge Group Ltd.	78,407
9,551	G.U.D. Holdings Ltd.	72,182
2,973	G8 Education Ltd.	7,490
17,506	Galaxy Resources Ltd.(b)(c)	4,174
109,137	Gindalbie Metals Ltd.(b)	20,366
761,332	Goodman Fielder Ltd.(b)	611,686
95,093	GrainCorp Ltd. - Class A	1,263,832
140,887	Grange Resources Ltd.	24,099
63,776	Great Southern Ltd.(b)(c)(d)	0
55,852	Greenland Minerals & Energy Ltd.(b)	15,923
53,563	Gryphon Minerals Ltd.(b)	11,383
81,204	Gujarat NRE Coking Coal Ltd.(b)	14,732
180,274	Gunns Ltd.(b)(c)(d)	0
73,089	GWA Group Ltd.	196,248
241,775	Harvey Norman Holdings Ltd.	751,944
2,523	Hastie Group Ltd.(b)(c)(d)	0
48,619	HFA Holdings Ltd.	44,607
871,599	Hillgrove Resources Ltd.(b)	67,769
42,234	Hills Holdings Ltd.	48,162
234,388	Horizon Oil Ltd.(b)	98,411
123,936	iiNET Ltd.	792,748
14,388	Iluka Resources Ltd.	133,498
93,035	Imdex Ltd.	95,003
48,706	IMF Australia Ltd.	97,452
65,287	Independence Group NL	223,354
88,665	Indophil Resources NL(b)	24,359
72,251	Infigen Energy(b)	19,849
32,314	International Ferro Metals Ltd.(b)	5,019
89,852	Intrepid Mines Ltd.(b)	24,685
34,328	Invocare Ltd.	415,310
143,092	IOOF Holdings Ltd.	1,308,388
Shares		Value
AUSTRALIA (continued)
32,879	Iress Ltd.	$284,956
12,036	Iron Ore Holdings Ltd.(b)	10,169
679	Ivanhoe Australia Ltd.(b)	127
35,560	JB Hi-Fi Ltd.	589,840
69,350	Jupiter Mines Ltd.(b)	6,830
7,671	Kagara Ltd.(b)(c)(d)	954
312,325	Kangaroo Resources Ltd.(b)	9,066
32,234	Kingsgate Consolidated Ltd.	72,181
28,356	Kingsrose Mining Ltd.	16,756
79,680	Leyshon Resources Ltd.(b)	17,347
73,973	Linc Energy Ltd.(b)	147,240
51,812	Lonestar Resources Ltd.	8,594
2,322	Lycopodium Ltd.	12,325
20,132	M2 Telecommunications Group Ltd.	117,503
427,416	Macmahon Holdings Ltd.	79,758
38,335	Macquarie Atlas Roads Group	66,766
1,285	Macquarie Telecom Group Ltd.	11,190
35,929	Marengo Mining Ltd. - CDI(b)	3,054
16,698	McMillan Shakespeare Ltd.	264,163
41,936	McPherson’s Ltd.	96,515
48,410	Medusa Mining Ltd.	164,110
27,057	Melbourne IT Ltd.	61,149
121,131	Mermaid Marine Australia Ltd.	484,725
110,197	Metals X Ltd.(b)	13,138
394,109	Metcash Ltd.	1,671,061
90,921	Metgasco Ltd.(b)	5,938
76,920	Mincor Resources NL	52,232
31,113	Mineral Deposits Ltd.(b)	96,764
19,752	Mineral Resources Ltd.	199,650
158,007	Mirabela Nickel Ltd.(b)	22,933
46,130	Molopo Energy Ltd.(b)	14,347
731,690	Monadelphous Group Ltd.	15,876,290
59,782	Mortgage Choice Ltd.	127,670
221,546	Mount Gibson Iron Ltd.	113,690
98,679	Myer Holdings Ltd.	328,384
1,050	MyState Ltd.	4,866
79,446	Navitas Ltd.	445,576
66,974	Neon Energy Ltd.(b)	13,539
128,661	New Hope Corp. Ltd.	498,851
690,623	Nexus Energy Ltd.(b)	93,076
122,821	NIB Holdings Ltd.	299,222
252,567	Nido Petroleum Ltd.(b)	5,760
69,743	Noble Mineral Resources Ltd.(b)	3,181
35,908	Norfolk Group Ltd.	16,752
17,851	Northern Iron Ltd.(b)	5,829
102,310	Northern Star Resources Ltd.	71,594
123,430	NRW Holdings Ltd.	166,348
66,006	Nufarm Ltd.	287,399
14,318	Oakton Ltd.	18,703
122,869	OceanaGold Corp.(b)	265,874
9,121	OPUS Group Ltd.(b)	1,277
5,532	Orocobre Ltd.(b)	6,997
4,066	OrotonGroup Ltd.	29,591
121,855	Otto Energy Ltd.(b)	8,590

2

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
AUSTRALIA (continued)
106,170	OZ Minerals Ltd.	$473,285
259,642	Pacific Brands Ltd.	231,487
299,559	Paladin Energy Ltd.(b)	234,467
229,815	PanAust Ltd.	552,738
104,488	Panoramic Resources Ltd.	31,955
175,903	PaperlinX Ltd.(b)	11,306
5,565	Patties Foods Ltd.	8,856
62,821	Peet Ltd.(b)	91,828
182,192	Perilya Ltd.(b)	28,332
3,388	Perpetual Ltd.	144,708
61,898	Perseus Mining Ltd.(b)	86,950
48,159	Platinum Asset Mangement Ltd.	252,128
67,411	Platinum Australia Ltd.(b)(d)	2,935
139,305	PMP Ltd.	35,382
40,384	Premier Investments Ltd.	362,141
6,047	Prima Biomed Ltd.(b)	533
179,210	Primary Health Care Ltd.	979,097
25,653	Prime Media Group Ltd.	29,254
117,452	PrimeAg Australia Ltd.	108,977
59,530	Programmed Maintenance Services Ltd.	148,732
450,196	Qantas Airways Ltd.(b)	886,764
156,786	Ramelius Resources Ltd.(b)	32,508
26,001	RCR Tomlinson Ltd.	60,919
17,371	REA Group Ltd.	560,244
30,974	Reckon Ltd.	79,956
17,274	Red 5 Ltd.(b)(c)	11,103
116,233	Red Fork Energy Ltd.(b)	83,144
21,888	Redflex Holdings Ltd.	23,826
8,531	Reece Australia Ltd.	205,448
33,462	Reed Resources Ltd.(b)	2,949
31,163	Regional Express Holdings Ltd.	36,991
56,462	Regis Resources Ltd.(b)	220,674
9,792	Reject Shop Ltd. (The)	180,491
417,250	Resolute Mining Ltd.	413,097
15,277	Resource and Investment NL(b)	1,584
85,881	Resource Generation Ltd.(b)	21,368
25,802	Retail Food Group Ltd.	106,461
25,608	Rialto Energy Ltd.(b)	1,513
123,127	Ridley Corp. Ltd.	108,499
195,967	Roc Oil Co. Ltd.(b)	92,437
442	Ruralco Holdings Ltd.	1,256
107,335	SAI Global Ltd.	392,798
9,571	Salmat Ltd.	20,142
130,273	Samson Oil & Gas Ltd.(b)	3,241
18,074	Sandfire Resources NL(b)	105,116
156,455	Saracen Mineral Holdings Ltd.(b)	23,519
30,149	Sedgman Ltd.	23,129
21,571	Seek Ltd.	250,014
199,708	Senex Energy Ltd.(b)	141,820
16,377	Servcorp Ltd.	60,951
90,368	Service Stream Ltd.	21,079
42,058	Seven Group Holdings Ltd.	405,058
4,832,889	Shopping Centres Australasia Property Group, REIT(b)	8,116,607
Shares		Value
AUSTRALIA (continued)
335,521	Sigma Pharmaceuticals Ltd.	$253,919
15,184	Silex Systems Ltd.(b)	42,816
73,169	Silver Lake Resources Ltd.(b)	79,647
9,054	Sirtex Medical Ltd.	91,047
36,651	Skilled Group Ltd.	108,289
12,616	Slater & Gordon Ltd.	35,182
25,349	SMS Management & Technology Ltd.	128,243
183,488	Southern Cross Media Group Ltd.	295,795
564,987	SP AusNet	735,080
439,626	Spark Infrastructure Group	815,810
10,795	Specialty Fashion Group Ltd.	13,094
353,356	St Barbara Ltd.(b)	219,794
29,533	Starpharma Holdings Ltd.(b)	29,851
114,859	Straits Resources Ltd.(b)	3,572
150,289	STW Communications Group Ltd.	225,916
61,546	Sundance Energy Australia Ltd.(b)	59,338
322,878	Sundance Resources Ltd.(b)	35,146
42,068	Sunland Group Ltd.	63,673
65,953	Super Retail Group Ltd.	899,794
67,322	Swick Mining Services Ltd.	22,683
173,822	Tabcorp Holdings Ltd.	621,694
24,145	Talon Petroleum Ltd.(b)	1,302
70,902	Tanami Gold NL(b)	6,983
105,245	Tap Oil Ltd.(b)	61,646
54,903	Tassal Group Ltd.	122,373
356,067	Tatts Group Ltd.	1,207,069
15,839	Technology One Ltd.	28,407
394,805	Ten Network Holdings Ltd.(b)	126,881
69,352	TFS Corp. Ltd.(b)	39,543
57,103	Thorn Group Ltd.	119,581
67,860	Tiger Resources Ltd.(b)	16,884
114,980	Toll Holdings Ltd.	679,438
188,636	Toro Energy Ltd.(b)	17,796
16,986	Tox Free Solutions Ltd.(c)	57,759
126,484	TPG Telecom Ltd.	474,676
3,635,629	Transfield Services Ltd.(d)	6,011,639
372,223	Transpacific Industries Group Ltd.(b)	374,307
267,850	Treasury Wine Estates Ltd.	1,621,650
35,940	Troy Resources Ltd.	69,674
3,189	Trust Co. Ltd. (The)	18,877
26,635	UGL Ltd.	277,782
79,768	Unity Mining Ltd.(b)	5,127
144,020	UXC Ltd.	176,180
101,055	Venture Minerals Ltd.(b)	18,857
65,384	Village Roadshow Ltd.	352,474
521,584	Virgin Australia Holdings Ltd.(b)	246,030
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	2,704
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	5,577

3

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
AUSTRALIA (continued)
64,022	Washington H. Soul Pattinson & Co. Ltd.	$965,042
31,829	Watpac Ltd.(b)	24,418
51,135	WDS Ltd.	24,650
8,040	Webjet Ltd.	36,508
43,968	Western Areas NL	125,805
5,683	White Energy Co. Ltd.(b)	972
56,713	Whitehaven Coal Ltd.	114,649
46,555	WHK Group Ltd.	41,507
984	Wide Bay Australia Ltd.	5,713
1,550	Windimurra Vanadium Ltd.(b)(c)(d)	0
31,994	Wotif.com Holdings Ltd.	169,489
5,124	YTC Resources Ltd.(b)	1,062
		120,660,331
AUSTRIA — 0.2%
1,001	Agrana Beteiligungs AG	138,286
6,370	AMS AG	593,976
26,522	Andritz AG	1,728,245
4,521	A-TEC Industries AG(b)(c)(d)	0
3,757	Austria Technologie & Systemtechnik AG	31,666
868	CA Immobilien Anlagen AG	12,203
5,957	CAT Oil AG	67,075
255	DO & CO AG	12,677
8,152	EVN AG	110,042
2,705	Flughafen Wien AG	167,680
154,230	IMMOFINANZ AG	630,667
9,812	Intercell AG(b)	20,675
2,036	Kapsch TrafficCom AG	100,013
2,971	Lenzing AG	245,754
2,509	Mayr Melnhof Karton AG	269,823
902	Oberbank AG	57,375
14,426	Oesterreichische Post AG	639,294
6,723	Palfinger AG	199,212
8,187	POLYTEC Holding AG	69,867
15,062	Raiffeisen Bank International AG	531,503
6,417	RHI AG	212,075
516	Rosenbauer International AG	37,817
5,208	S IMMO AG	32,579
4,944	Schoeller-Bleckmann Oilfield Equipment AG	483,507
4,742	Semperit AG Holding	185,476
27,419	Strabag SE	631,374
41,501	Telekom Austria AG	284,533
7,694	Uniqa Versicherungen AG(b)	102,339
8,307	Verbund AG	181,876
14,471	Vienna Insurance Group AG Wiener Versicherung Gruppe	766,877
98,464	Voestalpine AG	3,073,880
40,816	Wienerberger AG	502,587
1,597	Wolford AG	43,357
25,987	Zumtobel AG	291,003
		12,455,313
Shares		Value
BAHAMAS — 0.0%
366	United International Enterprises	$63,682
BELGIUM — 0.2%
1,160	Ablynx NV(b)	9,777
15,584	Ackermans & van Haaren NV	1,326,425
2,240	Aedifica REIT	150,448
92,169	Ageas	3,376,847
94,914	AGFA - Gevaert NV(b)	171,246
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
7,223	Arseus NV	189,866
192	Atenor Group SA	8,041
43	Banque Nationale de Belgique	156,013
2,576	Barco NV	229,161
2,364	Cie d’Entreprises CFE	143,833
1,433	Cie Immobiliere de Belgique SA	59,503
1,305	Cie Maritime Belge SA	25,745
2,229	Cofinimmo REIT	268,450
265	Colruyt SA	13,375
19,625	Deceuninck NV(b)	34,891
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
35,169	Delhaize Group SA	2,205,097
10,786	D’ieteren SA NV	497,162
8,676	Econocom Group	65,242
7,298	Elia System Operator SA NV	321,780
1,538	Euronav NV(b)	6,178
1,006	EVS Broadcast Equipment SA	68,230
4,996	Exmar NV	47,635
1,779	Galapagos NV(b)	46,506
1,080	Intervest Offices & Warehouses SA REIT	28,091
7,233	Ion Beam Applications(b)	57,629
9,443	KBC Groep NV	370,592
1,505	Kinepolis Group NV	196,259
47	Lotus Bakeries	40,171
1,467	Melexis NV	29,810
1,546	Mobistar SA	36,872
27,345	NV Bekaert SA	880,494
36,245	Nyrstar	176,134
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
26,826	Option NV(b)	8,832
1,265	RealDolmen NV SA(b)	26,422
5,901	Recticel SA	46,550
136	Retail Estates NV REIT	10,284
921	Roularta Media Group NV	16,617
5,564	Sioen Industries NV	50,120
2,739	Sipef NV	215,129
2,628	Telenet Group Holding NV	141,881
9,692	Tessenderlo Chemie NV	274,041
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
3,085	ThromboGenics NV(b)	150,689
20,569	Umicore	952,156
1,563	Van de Velde NV	70,603

4

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
BELGIUM (continued)
3,065	Warehouses De Pauw SCA REIT	$195,768
460	Wereldhave Belgium NV REIT	52,959
		13,449,554
BERMUDA — 0.7%
150,000	Alterra Capital Holdings Ltd.	4,882,500
21,552	Archer Ltd.(b)	14,090
210,000	Argo Group International Holdings Ltd.(d)	8,704,500
275,000	Aspen Insurance Holdings Ltd.	10,502,250
221,995	Catlin Group Ltd.	1,812,113
244,000	Endurance Specialty Holdings Ltd.	11,948,680
17,151	Frontline Ltd.(b)	31,824
119,817	Golden Ocean Group Ltd.(b)	115,319
172,995	Hiscox Ltd.(d)	1,507,529
30,201	Northern Offshore Ltd.	51,849
165,400	Wilson Sons Ltd. - BDR(d)	2,281,664
		41,852,318
BRAZIL — 1.0%
88,800	Abril Educacao SA - Units	1,916,917
19,400	AES Tiete SA	178,704
31,800	AES Tiete SA - Preference Shares	322,331
57,100	All America Latina Logistica SA	288,532
52,877	Alpargatas SA - Preference Shares	352,293
60,500	Arteris SA	669,484
142,300	Autometal SA	1,492,167
57,117	Banco ABC Brasil SA - Preference Shares	448,771
25,800	Banco Daycoval SA - Preference Shares	135,657
109,290	Banco do Estado do Rio Grande do Sul - Class B, Preference Shares	920,423
3,200	Banco Industrial e Comercial SA - Preference Shares	9,037
21,922	Banco Pine SA - Preference Shares	151,643
16,200	Banco Sofisa SA - Preference Shares	29,149
8,200	Bematech SA	32,993
5,929	BHG SA - Brazil Hospitality Group(b)	51,326
108,692	BR Malls Participacoes SA	1,280,455
31,300	Brasil Brokers Participacoes SA	110,604
144,318	Braskem SA - Class A, Preference Shares	1,254,375
321,500	Brazil Pharma SA	2,023,084
102,611	Brookfield Incorporacoes SA	112,317
20,000	CCX Carvao da Colombia SA(b)	39,085
5,700	Centrais Eletricas de Santa Catarina SA - Preference Shares	68,232
Shares		Value
BRAZIL (continued)
15,962	CETIP SA - Mercados Organizados	$188,441
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	169,249
350,800	Cia de Locacao das Americas(d)	1,995,304
16,400	Cia de Saneamento de Minas Gerais-COPASA	377,878
5,300	Cia de Saneamento do Parana - Preference Shares	19,364
8,500	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	148,822
46,400	Cia Energetica de Sao Paulo -Class B, Preference Shares	490,496
5,950	Cia Energetica do Ceara - Class A, Preference Shares	142,181
26,208	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	160,464
29,100	Cia Hering	591,818
27,800	Cia Paranaense de Energia - Class B, Preference Shares	493,126
18,300	Cia Providencia Industria e Comercio SA	80,947
65,000	Contax Participacoes SA - Preference Shares	172,185
11,750	Cremer SA	75,054
9,600	CSU Cardsystem SA	17,034
36,240	Cyrela Brazil Realty SA Empreendimentos e Participacoes	326,762
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,684
104,500	Diagnosticos da America SA	575,057
4,252	Direcional Engenharia SA	33,578
205,436	Duratex SA	1,542,246
69,600	EDP - Energias do Brasil SA	424,401
21,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	87,017
390,320	Embraer SA	3,406,216
14,569	Equatorial Energia SA	154,301
3,000	Estacio Participacoes SA	71,223
40,293	Eternit SA	192,327
6,836	Eucatex SA Industria e Comercio - Preference Shares	26,070
69,100	Even Construtora e Incorporadora SA	323,958
30,500	Ez Tec Empreendimentos e Participacoes SA	417,236
2,900	Fertilizantes Heringer SA(b)	16,799
10,123	Fibria Celulose SA(b)	107,820
231,300	Fleury SA	2,202,307
2,185	Forjas Taurus SA	3,058
8,937	Forjas Taurus SA - Preference Shares	11,658

5

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
BRAZIL (continued)
67,000	Gafisa SA(b)	$133,950
18,200	General Shopping Brasil SA(b)	111,888
11,500	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	70,871
50,800	Grendene SA	579,157
3,200	Guararapes Confeccoes SA	166,658
64,740	Helbor Empreendimentos SA	320,343
33,900	IdeiasNet SA(b)	31,515
38,400	Iguatemi Empresa de Shopping Centers SA	459,476
24,400	Industrias Romi SA(b)	65,855
4,170	Iochpe-Maxion SA	51,397
51,534	JHSF Participacoes SA	187,771
371,200	JSL SA	2,968,487
413,900	Klabin SA - Preference Shares	2,767,953
45,596	Kroton Educacional SA	636,737
19,000	Light SA	189,929
90,200	Linx SA	1,511,636
31,500	Localiza Rent a Car SA	559,545
36,310	Log-In Logistica Intermodal SA(b)	166,782
17,557	Lojas Americanas SA	140,579
20,000	Lojas Renner SA	759,215
15,800	LPS Brasil Consultoria de Imoveis SA	162,679
8,300	M Dias Branco SA	371,203
15,048	Magnesita Refratarios SA	54,077
230,300	Mahle-Metal Leve SA Industria e Comercio	3,167,740
113,290	Marcopolo SA - Preference Shares	753,662
44,884	Marfrig Alimentos SA(b)	152,773
13,800	Marisa Lojas SA	208,992
800	Metalfrio Solutions SA(b)	1,455
5,300	Mills Estruturas e Servicos de Engenharia SA	86,808
60,000	MPX Energia SA(b)	256,404
10,120	MRV Engenharia e Participacoes SA	43,550
30,150	Multiplan Empreendimentos Imobiliarios SA	860,611
3,300	Multiplus SA	54,397
80,100	Odontoprev SA	399,549
15,000	OSX Brasil SA(b)	23,016
16,300	Parana Banco SA - Preference Shares	118,294
55,429	Paranapanema SA(b)	160,684
78,052	PDG Realty SA Empreendimentos e Participacoes	87,776
17,500	Plascar Participacoes Industriais SA	3,761
42,500	Porto Seguro SA	527,227
19,150	Positivo Informatica SA(b)	44,028
4,600	Profarma Distribuidora de Produtos Farmaceuticos SA	50,351
38,309	Raia Drogasil SA	411,859
Shares		Value
BRAZIL (continued)
57,450	Randon Participacoes SA - Preference Shares	$374,721
20,100	Restoque Comercio e Confeccoes de Roupas SA	90,517
14,700	Rodobens Negocios Imobiliarios SA	107,637
95,968	Rossi Residencial SA	161,166
22,050	Santos Brasil Participacoes SA - Units	343,080
34,100	Sao Martinho SA	479,607
13,175	Saraiva SA Livreiros Editores - Preference Shares	218,557
16,900	SLC Agricola SA	148,918
208,700	Sonae Sierra Brasil SA	2,880,023
17,700	Springs Global Participacoes SA(b)	32,113
114,673	Sul America SA - Units	856,863
64,553	Suzano Papel e Celulose SA - Preference Shares(b)	235,853
63,300	Tecnisa SA	284,110
2,800	Tempo Participacoes SA	4,856
8,800	Tereos Internacional SA	14,207
31,000	Totvs SA	582,891
5,500	TPI - Triunfo Participacoes e Investimentos SA	31,311
7,200	Transmissora Alianca de Energia Eletrica SA - Units	82,985
72	Unipar Participacoes SA - Class B, Preference Shares	18
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	339,485
29,216	Viver Inc.orporadora e Construtora SA(b)	9,054
24,161	WEG SA	319,772
		54,415,044
CANADA — 2.0%
19,558	5N Plus, Inc.(b)	36,303
3,613	Aastra Technologies Ltd.	67,781
15,424	Aberdeen International, Inc.	3,598
6,775	Absolute Software Corp.	43,981
1,990	Acadian Timber Corp.	28,148
89,134	Advantage Oil & Gas Ltd.(b)	353,015
21,938	Aecon Group, Inc.	270,020
2,700	AG Growth International, Inc.	85,895
48,633	AGF Management Ltd. - Class B	555,144
91,000	Aimia, Inc.	1,436,200
14,401	Ainsworth Lumber Co. Ltd.(b)	55,749
19,104	Air Canada - Class A(b)	55,750
1,100	Akita Drilling Ltd. - Class A	12,174
22,400	Alamos Gold, Inc.	312,837
16,728	Alexco Resource Corp.(b)	34,039
5,880	Algoma Central Corp.	82,295
108,142	Algonquin Power & Utilities Corp.	854,445

6

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
CANADA (continued)
6,088	Alliance Grain Traders, Inc.	$72,395
43,254	AltaGas Ltd.	1,611,748
10,000	Alterra Power Corp.(b)	3,325
7,748	Altius Minerals Corp.(b)	82,521
11,700	Altus Group Ltd.	97,785
80,500	Amerigo Resources Ltd.	47,943
2,600	Amica Mature Lifestyles, Inc.	23,743
39,396	Anderson Energy Ltd.(b)	6,452
27,297	Angle Energy, Inc.(b)	83,453
81,625	Antrim Energy, Inc.(b)	13,774
47,722	Arsenal Energy, Inc.(b)	19,895
7,319	Asanko Gold, Inc.(b)	18,525
11,000	Astral Media, Inc. - Class A	535,014
13,400	Atco Ltd. - Class I	1,283,405
15,436	Atrium Innovations, Inc.(b)	189,838
22,663	ATS Automation Tooling Systems, Inc.(b)	228,778
12,274	Aura Minerals, Inc.(b)	3,411
118,849	AuRico Gold, Inc.	611,085
29,800	Aurizon Mines Ltd.(b)	127,784
1,900	AutoCanada, Inc.	42,622
31,292	Avalon Rare Metals, Inc.(b)	33,235
114,786	B2Gold Corp.(b)(d)	288,261
800	Badger Daylighting Ltd.	35,114
46,861	Ballard Power Systems, Inc.(b)	43,724
61,339	Bankers Petroleum Ltd.(b)	153,431
39,700	Bellatrix Exploration Ltd.(b)	248,655
800	Bengal Energy Ltd.(b)	580
39,800	Birchcliff Energy Ltd.(b)	312,095
300	Bird Construction, Inc.	3,891
15,938	Black Diamond Group Ltd.	334,912
117,200	BlackPearl Resources, Inc.(b)	255,933
3,240	BMTC Group, Inc. - Class A	48,241
10,100	Boardwalk Real Estate Investment Trust, REIT	660,367
39,486	Bonavista Energy Corp.	625,144
1,300	Bonterra Energy Corp.	63,797
11,570	Boralex, Inc. - Class A(b)	115,878
72,611	Brigus Gold Corp.(b)	50,452
100	Brookfield Real Estate Services, Inc.	1,290
2,704	Brookfield Residential Properties, Inc.(b)	64,416
4,500	Burcon NutraScience Corp.(b)	11,390
47,567	CAE, Inc.	514,174
9,996	Calfrac Well Services Ltd.	253,906
800	Calian Technologies Ltd.	16,580
17,900	Calloway Real Estate Investment Trust	536,760
16,191	Calvalley Petroleum, Inc. - Class A(b)	30,857
45,544	Canaccord Financial, Inc.	259,941
6,031	Canacol Energy Ltd.(b)	14,906
4,100	Canada Bread Co. Ltd.(d)	220,862
86,000	Canada Lithium Corp.(b)	50,365
Shares		Value
CANADA (continued)
18,141	Canadian Apartment Properties REIT	$468,898
15,185	Canadian Energy Services & Technology Corp.	186,449
14,224	Canadian Real Estate Investment Trust	673,044
84,813	Canadian Western Bank	2,395,928
12,328	Canadian ZInc. Corp.(b)	4,834
20,232	Canam Group, Inc. - Class A(b)	192,791
6,300	CanElson Drilling, Inc.	28,516
22,100	Canexus Corp.	206,862
44,643	Canfor Corp.(b)	932,343
4,755	Canfor Pulp Products, Inc.	44,697
5,200	Cangene Corp.(b)	16,156
16,000	CanWel Building Materials Group Ltd.	38,751
9,688	Canyon Services Group, Inc.	100,876
7,707	Capital Power Corp.	168,377
32,507	Capstone Infrastructure Corp.	132,616
150,362	Capstone Mining Corp.(b)	304,470
26,442	Cardero Resource Corp.(b)	5,249
53,503	Carpathian Gold, Inc.(b)	12,746
36,952	Cascades, Inc.	180,459
9,900	Cash Store Financial Services, Inc. (The)	29,579
9,078	Cathedral Energy Services Ltd.	37,305
16,407	CCL Industries, Inc. - Class B	1,025,346
87,500	Celestica, Inc.(b)	755,621
34,418	Centerra Gold, Inc.	143,828
43,178	Cequence Energy Ltd.(b)	75,003
900	Cervus Equipment Corp.	18,376
8,900	Chartwell Retirement Residences REIT	100,798
70,905	China Gold International Resources Corp. Ltd.(b)	201,289
6,908	Chinook Energy, Inc.(b)	8,228
2,561	Chorus Aviation, Inc.	9,762
7,061	Churchill Corp. (The) - Class A	51,585
28,912	Cineplex, Inc.	982,626
141,325	Claude Resources, Inc.(b)	40,681
7,453	CML HealthCare, Inc.	57,186
3,400	Coastal Contacts, Inc.(b)	19,844
9,100	Cogeco Cable, Inc.	405,027
4,665	Cogeco, Inc.	199,343
7,951	Colabor Group, Inc.	53,272
28,143	COM DEV International Ltd.(b)	102,521
12,775	Cominar Real Estate Investment Trust	304,333
10,200	Computer Modelling Group Ltd.	204,111
213,762	Connacher Oil and Gas Ltd.(b)	25,886
1,907	Constellation Software, Inc.	260,273
5,700	Contrans Group, Inc. - Class A	60,878
13,103	Copper Mountain Mining Corp.(b)	26,272
4,700	Corby Distilleries Ltd. - Class A	94,891
24,530	Corridor Resources, Inc.(b)	14,853

7

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
CANADA (continued)
61,673	Corus Entertainment, Inc. - Class B	$1,514,507
36,243	Cott Corp.	398,243
45,445	Crew Energy, Inc.(b)	315,311
14,236	Crocotta Energy, Inc.(b)	46,207
18,511	Davis & Henderson Corp.	432,527
19,795	DeeThree Exploration Ltd.(b)	154,045
82,138	Delphi Energy Corp.(b)	108,436
123,700	Denison Mines Corp.(b)	153,482
17,700	Descartes Systems Group, Inc. (The)(b)	175,691
7,343	DHX Media Ltd.	19,971
1,159	DirectCash Payments, Inc.	31,062
30,931	Dollarama, Inc.	2,265,827
20,285	Dominion Diamond Corp.(b)	321,556
12,100	Dorel Industries, Inc. - Class B	522,458
16,835	DragonWave, Inc.(b)	33,087
44,400	Duluth Metals Ltd.(b)	70,955
35,286	Dundee Precious Metals, Inc.(b)	226,262
8,500	Dundee Real Estate Investment Trust - Class A, REIT	312,259
11,964	Dynasty Metals & Mining, Inc.(b)	12,469
276,953	Eastern Platinum Ltd.(b)	24,741
9,705	Eastmain Resources, Inc.(b)	4,624
141	E-L Financial Corp. Ltd.	73,573
10,019	Emera, Inc.	366,967
16,750	Empire Co. Ltd. - Class A	1,138,890
8,287	Enbridge Inc.ome Fund Holdings, Inc.	203,998
17,481	Endeavour Silver Corp.(b)	91,270
8,281	Enerflex Ltd.	114,255
136,814	Energy Fuels, Inc.(b)	17,654
86,972	Enerplus Corp.	1,227,596
600	Enghouse Systems Ltd.	13,662
52,616	Ensign Energy Services, Inc.	885,768
29,186	Epsilon Energy Ltd.(b)	122,254
9,245	Equal Energy Ltd.	34,412
5,842	Equitable Group, Inc.	223,834
51,813	Essential Energy Services Trust(b)	106,460
1,100	Evertz Technologies Ltd.	17,088
49,500	Excellon Resources, Inc.(b)	16,706
2,974	Exchange Inc.ome Corp.	80,826
5,600	Exco Technologies Ltd.	31,128
18,409	EXFO, Inc.(b)	84,238
10,300	Extendicare, Inc.	57,560
64,225	Finning International, Inc.	1,385,926
553	Firm Capital Mortgage Investment Corp.	7,520
11,791	First Capital Realty Inc.	227,756
30,350	First Majestic Silver Corp.(b)	374,160
2,412	First National Financial Corp.	44,507
32,470	First Quantum Minerals Ltd.	566,924
9,700	FirstService Corp.(b)	320,910
Shares		Value
CANADA (continued)
8,981	Formation Metals, Inc.(b)	$1,114
6,417	Fortress Paper Ltd. - Class A(b)	50,574
57,167	Fortuna Silver Mines, Inc.(b)	178,177
17,852	Fortune Minerals Ltd.(b)	6,556
200	Gamehost, Inc.	2,581
4,577	Genivar, Inc.	113,579
18,685	Genworth MI Canada, Inc.	464,598
14,494	Gibson Energy, Inc.	377,654
57,000	Gildan Activewear, Inc.	2,291,995
2,500	Glentel, Inc.	42,285
2,859	GLG Life Tech Corp.(b)(c)(d)	1,873
4,565	Gluskin Sheff & Associates, Inc.	80,656
10,721	GLV, Inc. - Class A(b)	31,287
18,000	GMP Capital, Inc.	95,767
4,500	Goldgroup Mining, Inc.(b)	715
102,201	Gran Tierra Energy, Inc.(b)	568,093
1,700	Granite Real Estate Investment Trust	67,413
53,752	Great Canadian Gaming Corp.(b)	500,999
61,578	Great Panther Silver Ltd.(b)	61,123
6,784	Guardian Capital Group Ltd. - Class A	89,560
30,200	Guyana Goldfields, Inc.(b)	53,958
2,034	Hanfeng Evergreen, Inc.(b)	2,867
22,860	Hemisphere GPS, Inc.(b)	17,472
9,300	Heroux-Devtek, Inc.	73,019
670	High Liner Foods, Inc.	22,046
3,627	HNZ Group, Inc.	79,204
13,900	Home Capital Group, Inc.	797,479
27,827	Horizon North Logistics, Inc.	164,346
74,700	HudBay Minerals, Inc.	593,181
80,833	IAMGOLD Corp.	434,073
4,936	IBI Group, Inc.	22,538
7,800	Imax Corp.(b)	199,365
38,486	Imperial Metals Corp.(b)	476,371
3,907	Imris, Inc.(b)	12,332
3,161	Indigo Books & Music, Inc.	36,051
39,500	Industrial Alliance Insurance and Financial Services, Inc.	1,459,318
17,479	Innergex Renewable Energy, Inc.	176,620
7,700	InnVest Real Estate Investment Trust	38,215
23,670	International Forest Products Ltd. - Class A(b)	244,348
7,748	International Tower Hill Mines Ltd.(b)	7,768
25,626	Intertape Polymer Group, Inc.	284,889
21,336	Ithaca Energy, Inc.(b)	34,944
19,022	Ivanhoe Energy, Inc.(b)	24,735
18,561	Ivernia, Inc.(b)	2,764
22,616	Jean Coutu Group PJC, Inc. (The) Class A	376,017
16,185	Just Energy Group, Inc.	108,602
318,486	Katanga Mining Ltd.(b)	214,969
1,300	K-Bro Linen, Inc.	41,938

8

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
CANADA (continued)
16,550	Kelt Exploration Ltd.(b)	$120,743
25,539	Keyera Corp.	1,595,284
13,811	Killam Properties, Inc.	173,691
4,436	Kingsway Financial Services, Inc.(b)	16,336
11,000	Kirkland Lake Gold, Inc.(b)	36,905
99,844	Lake Shore Gold Corp.(b)	40,633
13,254	Laramide Resources Ltd.(b)	9,209
15,057	Laurentian Bank of Canada	660,747
1,200	Le Chateau, Inc. - Class A(b)	2,978
59,448	Legacy Oil & Gas, Inc.(b)	313,925
8,682	Leisureworld Senior Care Corp.	111,083
13,400	Leon’s Furniture Ltd.	177,700
29,705	Linamar Corp.	703,225
7,520	Liquor Stores N.A. Ltd.	133,090
34,294	Long Run Exploration Ltd.(b)	147,735
226,995	Lundin Mining Corp.(b)	892,253
17,647	MacDonald Dettwiler & Associates Ltd.	1,274,676
500	Mainstreet Equity Corp.(b)	16,031
34,300	Major Drilling Group International	256,369
11,156	Manitoba Telecom Services, Inc.	361,661
26,564	Maple Leaf Foods, Inc.	351,216
27,098	Martinrea International, Inc.(b)	229,437
3,900	MBAC Fertilizer Corp.(b)	8,671
2,300	Mccoy Corp.	10,136
77,075	McEwen Mining - Minera Andes Acquisition Corp.(b)	176,727
1,800	Medical Facilities Corp.	26,782
2,550	MEGA Brands, Inc.(b)	37,145
22,931	Mega Uranium Ltd.(b)	2,618
1,400	Melcor Developments Ltd.	24,875
38,791	Mercator Minerals Ltd.(b)	10,781
29,200	Methanex Corp.	1,237,620
13,800	Migao Corp.	18,081
5,131	Mood Media Corp.(b)	4,737
226,002	Morguard Real Estate Investment Trust(d)	4,107,496
14,987	Morneau Shepell, Inc.	198,002
100	MTY Food Group, Inc.	2,382
44,077	Mullen Group Ltd.	956,398
36,382	Nevsun Resources Ltd.	136,146
3,004	New Flyer Industries, Inc.	28,774
59,400	New Gold, Inc.(b)	476,403
13,950	New Millennium Iron Corp.(b)	12,324
44,098	Newalta Corp.	607,116
22,900	NGEx Resources, Inc.(b)	57,963
4,978	Niko Resources Ltd.	32,908
7,923	Norbord, Inc.(b)	264,244
40,761	Nordion, Inc.	284,835
3,099	North American Energy Partners, Inc.(b)	12,489
89,018	North American Palladium Ltd.(b)	121,053
Shares		Value
CANADA (continued)
15,831	North West Co. Inc., (The)	$399,448
10,624	Northern Dynasty Minerals Ltd.(b)	27,945
198,100	Northern Property Real Estate Investment Trust - Units(d)	6,349,346
11,568	Northland Power, Inc.	224,482
9,813	NorthWest Healthcare Properties Real Estate Investment Trust	127,600
46,201	NuVista Energy Ltd.(b)	335,690
8,300	Oncolytics Biotech, Inc.(b)	25,375
100	Onex Corp.	4,988
12,600	Open Text Corp.(b)(e)	823,324
1,052	Open Text Corp.(b)(e)	68,790
35,400	Oromin Explorations Ltd.(b)	10,541
57,165	Orvana Minerals Corp.(b)	43,124
81,800	Osisko Mining Corp.(b)	345,079
6,230	Paladin Labs, Inc.(b)	310,433
65,268	Pan American Silver Corp.	858,406
18,300	Paramount Resources Ltd. - Class A(b)	654,836
36,051	Parex Resources, Inc.(b)	161,030
3,788	Parkland Fuel Corp.	62,604
566,214	Pason Systems, Inc.(d)	9,694,964
10,486	Patheon, Inc.(b)	46,005
152,736	Pengrowth Energy Corp.	779,258
780	Perpetual Energy, Inc.(b)	929
9,000	Petaquilla Minerals Ltd.(b)	3,573
89,188	PetroBakken Energy Ltd.	761,345
46,632	Petrobank Energy & Resources Ltd.(b)	31,475
31,472	Petrominerales Ltd.	173,690
29,553	Peyto Exploration & Development Corp.	850,699
113,000	Phoscan Chemical Corp.(b)	28,602
2,107	PHX Energy Services Corp.	19,785
5,000	Platino Energy Corp.(b)	7,047
2,100	Points International Ltd.(b)	36,478
100,753	Precision Drilling Corp.(e)	817,065
489	Precision Drilling Corp.(e)	3,961
13,536	Premium Brands Holdings Corp.	251,923
26,230	Primero Mining Corp.(b)	154,914
816	Progressive Waste Solutions Ltd.	18,164
31,060	Progressive Waste Solutions Ltd. - Placement Shares	692,141
20,867	Pulse Seismic, Inc.	64,831
500	Pure Technologies Ltd.(b)	2,606
9,975	QLT, Inc.(b)	79,606
13,700	Quebecor, Inc. - Class B	637,779
52,100	Questerre Energy Corp. - Class A(b)	42,406
2,000	Reitmans (Canada) Ltd.	16,874
16,700	Reitmans (Canada) Ltd. - Class A	146,702
72,307	Research In Motion Ltd.(b)	1,184,243

9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
CANADA (continued)
4,400	Richelieu Hardware Ltd.	$173,170
12,800	Richmont Mines, Inc.(b)	26,681
4,375	Ritchie Bros. Auctioneers, Inc.	88,590
58,032	RMP Energy, Inc.(b)	221,771
3,231	Rock Energy, Inc.(b)	3,688
4,730	Rocky Mountain Dealerships, Inc.	59,862
20,712	Rogers Sugar, Inc.	128,904
58,461	RONA, Inc.	609,301
60,389	Russel Metals, Inc.	1,633,431
14,890	Sabina Gold & Silver Corp.(b)	17,736
55,084	San Gold Corp.(b)	10,662
188,000	Sandvine Corp.(b)	382,550
29,941	Santonia Energy, Inc.(b)	43,391
46,281	Savanna Energy Services Corp.	323,868
75,011	SCorp.io Mining Corp.(b)	34,250
14,006	Secure Energy Services, Inc.	180,593
44,500	SEMAFO, Inc.	84,366
26,812	ShawCor Ltd.	1,077,058
149,700	Sherritt International Corp.	699,873
15,685	Sierra Wireless, Inc.(b)	173,439
29,300	Silver Standard Resources, Inc.(b)	210,272
2,437	Softchoice Corp.	48,404
10,293	Sonde Resources Corp.(b)	11,034
120,726	Southern Pacific Resource Corp.(b)	79,090
11,543	SouthGobi Resources Ltd.(b)	20,967
56,399	Sprott Resource Corp.	241,282
55,970	Sprott Resource Lending Corp.	77,223
9,346	Sprott, Inc.	29,779
33,471	Spyglass Resources Corp.	62,128
33,100	St. Andrew Goldfields Ltd.(b)	12,156
10,542	Stantec, Inc.	450,791
1,490	Stella-Jones, Inc.	120,463
16,685	Stornoway Diamond Corp.(b)	9,771
2,400	Strad Energy Services Ltd.	7,623
26,948	Student Transportation, Inc.	174,402
19,100	Sulliden Gold Corp. Ltd.(b)	16,873
23,746	SunOpta, Inc.(b)	172,064
13,000	Superior Plus Corp.	167,750
21,573	Surge Energy, Inc.(b)	65,311
1,700	TAG Oil Ltd.(b)	9,281
83,489	Taseko Mines Ltd.(b)	196,406
29,538	Tembec, Inc.(b)	99,100
19,776	Teranga Gold Corp.(b)	17,274
45,730	Teranga Gold Corp. - CDI(b)	38,638
16,500	Timmins Gold Corp.(b)	38,980
4,949	TMX Group Ltd.	260,554
25,860	TORC Oil & Gas Ltd.(b)	43,637
24,278	Toromont Industries Ltd.	534,986
27,765	Torstar Corp. - Class B	186,855
22,950	Total Energy Services, Inc.	318,468
104,000	TransAlta Corp.	1,528,850
29,278	Transcontinental, Inc. - Class A	376,928
69,874	TransForce, Inc.	1,378,823
Shares		Value
CANADA (continued)
33,900	TransGlobe Energy Corp.(b)	$268,522
41,900	Trican Well Service Ltd.	547,326
20,400	Trilogy Energy Corp.	596,337
55,100	Trinidad Drilling Ltd.	376,285
38,000	Tuscany International Drilling, Inc.(b)	4,526
66,765	Twin Butte Energy Ltd.	147,785
24,940	Uex Corp.(b)	11,511
8,241	Uni-Select, Inc.	169,327
198,200	Uranium One, Inc.(b)	550,856
2,700	US Silver & Gold, Inc.(b)	2,439
4,141	Valener, Inc.	66,383
91,129	Veresen, Inc.	1,219,335
18,999	Veris Gold Corp.(b)	26,213
433	Vermilion Energy, Inc.	22,221
7,539	Virginia Mines, Inc.(b)	71,091
1,300	Wajax Corp.	44,493
32,261	Wesdome Gold Mines Ltd.(b)	17,292
11,176	West Fraser Timber Co. Ltd.	975,771
500	Western Energy Services Corp.	3,489
31,338	Western Forest Products, Inc.(b)	40,127
6,300	Westjet Airlines Ltd.	154,709
1,500	Whistler Blackcomb Holdings, Inc.	20,026
34,591	Whitecap Resources, Inc.	355,026
48,887	Wi-Lan, Inc.	193,131
11,548	Winpak Ltd.	214,809
12,846	Winstar Resources Ltd.(b)	29,200
1,816	Xtreme Drilling and Coil Services Corp.(b)	4,597
10,676	Zargon Oil & Gas Ltd.	69,305
		115,091,614
CAYMAN ISLANDS — 0.0%
59,150	Endeavour Mining Corp.(b)	63,997
CHILE — 0.1%
367,736	AES Gener SA	267,047
487,853	Aguas Andinas SA - Class A	388,459
164,971	Banmedica SA	437,833
114,351	Besalco SA	205,174
17,632	Cementos BIO BIO SA(b)	23,774
2,521	Cia Cervecerias Unidas SA	43,627
43,481	Cia General de Electricidad SA	263,130
18,733	Cia Sud Americana de Vapores SA(b)	1,671
924,504	Colbun SA	284,644
58,576,059	Corp.Banca SA	803,485
17,867	Cristalerias de Chile SA(d)	183,621
114,370	E.CL SA	238,721
15,622	Embotelladora Andina SA - Class A, Preference Shares	82,928
16,401	Embotelladora Andina SA - Class B, Preference Shares	111,441
21,705	Empresas Hites SA	19,818
1,299,287	Empresas Iansa SA	85,552

10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
CHILE (continued)
7,303	ENTEL Chile SA	$140,803
20,702	Forus SA	144,841
12,790	Gasco SA	129,000
448,016	Inversiones Aguas Metropolitanas SA	951,208
6,600	Latam Airlines Group SA - BDR(b)	133,633
535,964	Madeco SA	20,849
880,181	Masisa SA	80,365
952	Molibdenos y Metales SA	16,879
134,264	Multiexport Foods SA	36,207
97,068	Parque Arauco SA	251,023
86,572	PAZ Corp. SA	56,987
163,857	Ripley Corp. SA	170,485
58,002	SalfaCorp. SA	108,380
152,959	Sigdo Koppers SA	402,413
20,922	Sociedad Matriz SAAM SA (b)	2,399
353,128	Socovesa SA	170,209
151,511	Sonda SA	524,393
235,571	Vina Concha y Toro SA	460,688
853,398	Vina San Pedro Tarapaca SA	5,889
		7,247,576
CHINA — 1.0%
1,712,500	AAC Technologies Holdings, Inc.	8,352,690
250,000	Agile Property Holdings Ltd.	323,447
387,000	Airtac International Group	2,052,233
570,000	Aluminum Corp. of China Ltd. - H Shares (b)	215,215
362,000	Angang Steel Co. Ltd. - H Shares (b)	213,184
22,000	Anhui Expressway Co. Ltd. - H Shares	12,190
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	5,732
41,000	Anta Sports Products Ltd.	34,342
564,000	Anton Oilfield Services Group	449,883
639,000	Asia Cement China Holdings Corp.	354,078
96,000	Aupu Group Holding Co. Ltd.	9,402
98,000	AVIC International Holdings Ltd.(b)	39,654
196,000	AviChina Industry & Technology Co. - H Shares	94,715
116,000	Baoye Group Co. Ltd. - H Shares	91,483
235,000	BBMG Corp. - H Shares	188,663
308,000	Beijing Capital International Airport Co. Ltd. - H Shares	213,532
374,000	Beijing Capital Land Ltd. - H Shares	136,874
33,000	Beijing Jingkelong Co. Ltd. - H Shares	12,120
274,000	Beijing North Star Co. Ltd. - H Shares	68,146
311,000	Besunyen Holdings Co. Ltd.(b)	14,428
Shares		Value
CHINA (continued)
34,500	Byd Co. Ltd. - H Shares(b)	$123,148
247,500	BYD Electronic International Co. Ltd.	131,083
247,656	Central China Real Estate Ltd.	84,891
32,000	Changshouhua Food Co. Ltd.	21,031
89,000	Chaowei Power Holdings Ltd.	41,861
321,000	China Aoyuan Property Group Ltd.	73,630
143,000	China Automation Group Ltd.	32,064
410,857	China BlueChemical Ltd. - H Shares	250,427
516,000	China Communications Services Corp. Ltd. - H Shares	377,683
545,500	China COSCO Holdings Co. Ltd. - H Shares(b)	230,568
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	28,222
954,000	China Dongxiang Group Co.	163,505
248,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	99,390
68,000	China Flooring Holding Co. Ltd.	12,531
354,500	China Hongqiao Group Ltd.	205,113
181,500	China Huiyuan Juice Group Ltd.(b)	81,627
251,000	China ITS Holdings Co. Ltd.(b)	54,339
81,000	China Liansu Group Holdings Ltd.	46,136
66,000	China Lilang Ltd.	40,569
215,000	China Longyuan Power Group Corp. - H Shares	196,987
135,000	China Medical System Holdings Ltd.	132,388
222	China Mobile Games & Entertainment Group Ltd. - ADR(b)	2,484
180,000	China Modern Dairy Holdings Ltd.(b)	62,164
272,678	China Molybdenum Co. Ltd. - H Shares	105,415
1,200,084	China National Building Material Co. Ltd. - H Shares	1,416,567
411,000	China National Materials Co. Ltd. - H Shares	101,689
152,000	China Nickel Resources Holding Co. Ltd.	8,814
176,000	China Qinfa Group Ltd.	18,824
520,000	China Rare Earth Holdings Ltd.	81,081
1,241,500	China Rongsheng Heavy Industries Group Holdings Ltd.	180,782
87,700	China Sandi Holdings Ltd.(b)(c)(d)	6,668
260,000	China SCE Property Holdings Ltd.	65,334
491,488	China Shanshui Cement Group Ltd.	278,040

11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
CHINA (continued)
246,000	China Shineway Pharmaceutical Group Ltd.	$437,466
793,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	189,071
454,000	China Shipping Development Co. Ltd., H Shares	194,818
396,000	China Southern Airlines Co. Ltd. - H Shares	208,202
90,000	China Sunshine Paper Holdings Co. Ltd.	9,974
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	44,361
44,000	China Taifeng Beddings Holdings Ltd.	11,056
252,000	China Tontine Wines Group Ltd.	14,775
292,000	China Wireless Technologies Ltd.	116,647
547,000	China Yurun Food Group Ltd.(b)	325,656
138,000	China Zhengtong Auto Services Holdings Ltd.(b)	85,537
567,600	China Zhongwang Holdings Ltd.(b)	189,440
350,000	Chinasoft International Ltd.(b)	86,596
312,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	45,030
340,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	45,128
482,000	Chongqing Rural Commercial Bank - H Shares	262,113
127,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	62,026
158,000	Comtec Solar Systems Group Ltd.(b)	31,151
1,867,291	Country Garden Holdings Co. Ltd.(b)	1,058,753
3,825,000	CPMC Holdings Ltd.(d)	3,006,707
9,286,000	Dalian Port PDA Co. Ltd. - H Shares(d)	2,034,265
264,000	Daphne International Holdings Ltd.	274,881
63,000	Daqing Dairy Holdings Ltd.(b)(c)(d)	0
230,000	Datang International Power Generation Co. Ltd. - H Shares	101,364
101,000	Delong Holdings Ltd.(b)	31,570
33,600	Dongfang Electric Corp. Ltd. - H Shares	47,195
7,400	Dongjiang Environmental Co. Ltd. - H Shares	34,425
398,000	Dongyue Group	222,588
232,000	ENN Energy Holdings Ltd.	1,342,345
1,274,000	Evergrande Real Estate Group Ltd.	520,426
724,500	Fantasia Holdings Group Co. Ltd.	112,968
Shares		Value
CHINA (continued)
416,000	First Tractor Co. Ltd. - H Shares(b)	$309,850
530,000	Fosun International Ltd.	377,003
901,000	Foxconn International Holdings Ltd.(b)	348,318
204,000	Golden Eagle Retail Group Ltd.	359,096
38,000	Goldpoly New Energy Holdings Ltd.(b)	5,680
228,000	Great Wall Technology Co. Ltd. - H Shares	41,133
225,500	Greentown China Holdings Ltd.(b)	438,205
480,000	Guangshen Railway Co. Ltd. - H Shares	241,851
467,753	Guangzhou Automobile Group Co. Ltd. - H Shares	385,768
94,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares(b)	307,674
184,400	Guangzhou R&F Properties Co. Ltd. - H Shares	333,624
18,400	Guangzhou Shipyard International Co. Ltd. - H Shares(b)	16,289
56,000	Hainan Meilan International Airport Co. Ltd. - H Shares	48,422
2,137,000	Haitian International Holdings Ltd.	3,657,063
288,000	Harbin Electric Co. Ltd. - H Shares	220,820
439,000	Hidili Industry International Development Ltd.	98,999
6,722,000	Hilong Holding Ltd.(d)	2,745,919
65,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(b)	45,901
473,000	Honghua Group Ltd.	230,400
138,000	Huadian Power International Co. - H Shares(b)	75,756
162,000	Huaneng Renewables Corp. Ltd.(b)	54,695
192,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	55,174
285,000	Intime Department Store Group Co. Ltd.	337,880
80,000	JES International Holdings Ltd.(b)	10,847
122,000	Jiangsu Expressway Co. Ltd. - H Shares	133,631
92,000	Jingwei Textile Machinery - H Shares	60,818
674,000	Kaisa Group Holdings Ltd.(b)	211,055
163,000	Kasen International Holdings Ltd.(b)	35,918
458,000	Kingdee International Software Group Co. Ltd.(b)	75,545
43,000	Kingsoft Corp. Ltd.	49,482
64,000	Leoch International Technology Ltd.	8,825

12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
CHINA (continued)
76,000	Li Heng Chemical Fibre Technologies Ltd.(b)	$7,836
74,500	Li Ning Co. - 0% Non-Redeemable Registered Notes(b)(d)	41,089
214,000	Li Ning Co. Ltd.(b)	118,029
103,200	Lianhua Supermarket Holdings Co. Ltd. - H Shares	62,637
190,000	Lingbao Gold Co. Ltd. - H Shares	56,069
410,000	Lonking Holdings Ltd.	77,666
610,000	Maanshan Iron & Steel - H Shares(b)	150,139
323,000	Maoye International Holdings Ltd.	69,094
934,000	Metallurgical Corp. of China Ltd. - H Shares(b)	190,166
3,102,000	Microport Scientific Corp.(d)	1,974,689
136,000	MIE Holdings Corp.	31,371
146,000	Minth Group Ltd.	261,139
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares	14,152
348,000	NVC Lighting Holdings Ltd.	85,205
96,800	Pacific Online Ltd.	38,669
138,000	Pan Asia Environmental Protection Group Ltd.(b)	10,314
99,000	Parkson Retail Group Ltd.	53,581
556,000	PCD Stores Group Ltd.	83,828
131,000	Peak Sport Products Co. Ltd.	23,465
430,000	Powerlong Real Estate Holdings Ltd.	103,065
402,000	Qingling Motors Co. Ltd. - H Shares	113,967
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	67,935
67,000	Real Gold Mining Ltd.(b)(c)(d)	76,064
4,511,430	Renhe Commercial Holdings Co. Ltd.(b)	284,866
202,500	Sany Heavy Equipment International Holdings Co. Ltd.	81,155
34,500	Sateri Holdings Ltd.	8,091
7,285,806	Semiconductor Manufacturing International Corp.(b)	525,770
79,500	Shandong Chenming Paper Holdings Ltd. - H Shares	30,836
49,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	17,833
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	464,656
268,000	Shanghai Electric Group Co. Ltd. - H Shares	93,936
26,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares(b)	47,740
Shares		Value
CHINA (continued)
396,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	$63,277
101,500	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	209,013
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	26,605
310,500	Shengli Oil & Gas Pipe Holdings Ltd.(c)(d)	32,810
20,000	Shenguan Holdings Group Ltd.	10,154
78,000	Shenzhen Expressway Co. Ltd. - H Shares	32,064
162,000	Shenzhou International Group Holdings Ltd.	469,707
930,286	Shui On Land Ltd.	309,290
116,000	Sichuan Expressway Co. Ltd. - H Shares	35,577
174,000	Sihuan Pharmaceutical Holdings Group Ltd.	97,537
784,000	Sino Dragon New Energy Holdings Ltd.(b)	12,831
73,000	SinoMedia Holding Ltd.	40,544
986,986	Sino-Ocean Land Holdings Ltd.	651,195
252,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	86,705
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	52,167
40,800	Sinopharm Group Co. Ltd. - H Shares	121,188
571,000	Sinotrans Ltd. - H Shares	122,145
214,000	Sinotruk Hong Kong Ltd.	119,132
67,000	SITC International Holdings Co. Ltd.	24,606
1,600,500	SOHO China Ltd.	1,381,848
111,000	SPG Land Holdings Ltd.(b)(c)(d)	54,641
23,000	Springland International Holdings Ltd.	11,974
174,000	Sunac China Holdings Ltd.	140,363
182,000	Sunny Optical Technology Group Co. Ltd.	241,567
554,000	Tiangong International Co. Ltd.	156,345
843,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,802,704
165,500	Travelsky Technology Ltd. - H Shares	105,142
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	16,318
32,000	Tsingtao Brewery Co. Ltd. - H Shares	214,635
182,000	Uni-President China Holdings Ltd.	197,945
31,000	Weichai Power Co. Ltd. - H Shares	108,058
121,500	Weiqiao Textile Co. Ltd. - H Shares	66,698
546,000	West China Cement Ltd.	95,689

13

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
CHINA (continued)
454,000	Winsway Coking Coal Holding Ltd.	$42,708
14,000	Wumart Stores, Inc. - H Shares	24,536
382,000	Xiamen International Port Co. Ltd. - H Shares	51,195
5,768,000	Xingda International Holdings Ltd.(d)	2,207,555
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	89,948
54,800	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	33,119
216,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	39,803
142,000	Xiwang Sugar Holdings Co. Ltd.	12,443
81,000	Yantai North Andre Juice Co. - H Shares	32,358
201,000	Yashili International Holdings Ltd.	75,892
312,000	Yuanda China Holdings Ltd.	28,546
159,800	Yuzhou Properties Co.	40,773
260,500	Zhaojin Mining Industry Co. Ltd. - H Shares	289,364
96,000	Zhejiang Expressway Co. Ltd. - H Shares	75,462
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
176,000	Zhong An Real Estate Ltd.(b)	26,082
16,500	Zhongsheng Group Holdings Ltd.	22,921
26,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	71,867
100,000	ZTE Corp. - H Shares	168,553
		56,813,892
COLUMBIA — 0.0%
1,764	Pacific Rubiales Energy Corp.	37,295
CYPRUS — 0.0%
279,720	Bank of Cyprus Plc(b)(c)(d)	0
28,621	Deep Sea Supply Plc(b)	44,670
71,521	ProSafe SE	686,497
59,416	Songa Offshore SE(b)	58,937
		790,104
DENMARK — 0.5%
2,314	ALK-Abello A/S	170,451
38,911	Alm Brand A/S(b)	140,217
8,231	Amagerbanken A/S(b)(c)(d)	0
638	Ambu A/S - Class B	22,540
5,855	Auriga Industries - Class B(b)	152,552
18,742	Bang & Olufsen A/S(b)	156,263
10,357	Bavarian Nordic A/S(b)	125,321
1,079	Brodrene Hartmann A/S	24,301
436,495	Chr. Hansen Holding A/S	15,729,272
7,451	D/S Norden A/S	230,331
Shares		Value
DENMARK (continued)
7,982	Dalhoff Larsen & Horneman A/S(b)	$5,076
2,204	DFDS A/S	136,069
48,608	DSV A/S	1,223,550
6,366	East Asiatic Co. Ltd. A/S(b)	111,327
10,095	FLSmidth & Co. A/S	587,215
4,979	Genmab A/S(b)	129,816
81,337	GN Store Nord A/S	1,485,620
4,777	Greentech Energy Systems AS(b)	7,848
14,260	H. Lundbeck A/S	284,389
2,058	H+H International A/S - Class B(b)	10,143
2,374	Harboes Bryggeri A/S - Class B	32,290
963	IC Companys A/S	19,307
26,312	Jyske Bank A/S(b)	1,023,924
18,842	NKT Holding A/S	695,621
70	Nordjyske Bank A/S	1,144
250	Norresundby Bank A/S	8,236
6,068	Pandora A/S	185,220
3,031	Parken Sport & Entertainment A/S(b)	45,777
664	PER Aarsleff A/S - Class B	64,276
1,788	Ringkjoebing Landbobank A/S	293,731
2,141	Rockwool International A/S - Class B	282,701
906	Royal UNIBREW A/S	82,100
7,711	Schouw & Co.	255,394
1,682	SimCorp A/S	491,726
2,238	Solar A/S - Class B	112,274
12,946	Spar Nord Bank A/S(b)	83,241
30,004	Sydbank A/S(b)	683,704
33	Tivoli A/S	17,575
16,761	TK Development A/S(b)	27,831
37,860	Topdanmark AS(b)	971,061
33,402	TopoTarget A/S(b)	17,111
129,120	Topsil Semiconductor Materials(b)	8,895
2,520	Tryg A/S	218,209
130,586	Vestas Wind Systems A/S(b)	1,131,679
2,285	Vestjysk Bank A/S(b)	3,330
		27,488,658
FINLAND — 0.5%
9,996	Ahlstrom Oyj	151,389
379	Aktia Oyj - Class A	3,244
2,952	Alma Media Oyj	13,373
39,132	Amer Sports Oyj	665,831
1,770	Aspo Oyj	13,054
1,682	Bank of Aland Plc - Class B	17,056
2,196	BasWare Oyj	56,221
18,521	Biotie Therapies Oyj(b)	8,781
15,775	Cargotec Oyj - Class B	469,720
93,179	Citycon Oyj	301,872
2,317	Comptel Oyj(b)	1,312
4,120	Cramo Oyj	54,258

14

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
FINLAND (continued)
7,193	Digia Plc	$28,134
17,999	Elisa Oyj	341,335
29,480	Finnair Oyj	97,059
1,799	Finnlines Oyj(b)	15,992
12,672	Fiskars Oyj Abp	281,867
31,761	F-Secure Oyj	66,924
11,600	HKScan Oyj - A Shares	56,065
39,467	Huhtamaki Oyj	739,100
2,336	Ilkka-Yhtyma Oyj	9,537
17,695	Kemira Oyj	267,757
1,624	Kesko Oyj - Class A	51,629
31,775	Kesko Oyj - Class B	954,091
15,462	Konecranes Oyj	560,788
4,409	Lassila & Tikanoja Oyj	78,097
3,187	Lemminkainen Oyj	62,957
54,626	Metsa Board Oyj	169,778
112,327	Metso Oyj	4,613,908
30,299	Neste Oil Oyj	472,044
52,206	Nokian Renkaat Oyj	2,263,339
10,195	Okmetic Oyj	59,479
5,138	Olvi Oyj - Class A	151,231
27,673	Oriola-KD Oyj - Class B	85,279
10,430	Orion Oyj - Class A	298,204
9,618	Orion Oyj - Class B	276,128
79,999	Outokumpu Oyj(b)	55,575
9,092	Outotec Oyj	132,669
13,413	PKC Group Oyj	329,615
132,675	Pohjola Bank Plc - Class A	2,257,465
766	Ponsse Oyj	5,992
4,495	Poyry Oyj(b)	26,331
43,685	Raisio Plc - V Shares	186,976
26,580	Ramirent Oyj	263,234
6,650	Rapala VMC Oyj	40,811
40,697	Rautaruukki Oyj	261,763
32,226	Ruukki Group Oyj(b)	17,400
267	Saga Furs Oyj	8,414
19,281	Sanoma Oyj	156,923
740	Sievi Capital Plc	994
1,969	SRV Group Plc	8,298
2,865	Stockmann Oyj Abp - Class A(d)	43,994
8,470	Stockmann Oyj Abp - Class B	122,477
284,272	Stora Enso Oyj - Class R	1,974,813
163,338	Talvivaara Mining Co. Plc(b)	41,839
5,454	Technopolis Oyj	29,305
675	Teleste Oyj	3,680
8,154	Tieto Oyj	174,607
16,032	Tikkurila Oyj	344,148
237,954	UPM-Kymmene Oyj	2,488,187
2,990	Uponor Oyj	44,260
3,176	Vacon Oyj	217,832
3,684	Vaisala Oyj - Class A	100,235
70,509	Wartsila Oyj Abp	3,460,775
93,678	YIT Oyj	1,770,349
		28,325,794
Shares		Value
FRANCE — 2.1%
3,657	ABC Arbitrage	$20,998
24,037	Accor SA	794,554
2,633	Aeroports de Paris	238,323
542	Affine SA REIT	9,700
61,626	Air France-KLM(b)	624,595
1,039,619	Alcatel-Lucent(b)	1,425,261
902	Ales Groupe	14,373
5,620	Altamir Amboise	66,093
9,534	Alten SA	343,527
85,802	Altran Technologies SA(b)	675,722
996	ANF Immobilier REIT	30,169
3,847	April	61,910
4,970	Archos(b)	16,690
46,520	Arkema SA	4,358,359
4,828	Assystem	102,622
13,833	AtoS	962,788
1,591	Audika Groupe	16,196
1,151	Aurea SA	6,230
600	Avanquest Software(b)	1,217
653	Axway Software SA	13,648
8,157	Beneteau SA(b)	85,402
2,529	Bigben Interactive(b)	23,814
3,331	BioMerieux	316,680
120,758	Boiron SA(d)	6,843,160
3,630	Bollore SA	1,529,770
11,728	Bonduelle SCA	299,173
2,143	Bongrain SA	145,062
13,097	Bourbon SA	357,208
267	Boursorama(b)	2,131
27,832	Bull(b)	89,434
41	Burelle SA	17,872
46,254	Cap Gemini SA	2,127,429
244	Cegedim SA(b)	7,012
2,386	Cegid Group	48,548
90	Cie des Alpes	1,802
124,773	Cie Generale de Geophysique - Veritas(b)	2,702,240
4,096	Ciments Francais SA	223,807
10,437	Club Mediterranee SA(b)	177,311
32,302	Derichebourg SA(b)	130,556
2,118	Devoteam SA	26,080
22,092	Edenred	735,498
9,356	Eiffage SA	414,122
845	Electricite de Strasbourg(d)	103,871
3,548	Eramet	378,990
482	Esso SA Francaise	30,139
26,260	Etablissements Maurel et Prom	446,641
374	Etam Developpement SA(b)	9,063
50,701	Euler Hermes SA	4,840,876
1,377	Euro Disney SCA(b)	8,814
9,312	Eutelsat Communications SA	336,202
1,226	Exel Industries SA - Class A	58,125
1,098	Faiveley Transport SA	66,357
16,125	Faurecia	299,425
1,000	Fimalac(b)	53,468
539	Fleury Michon SA	31,375

15

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
FRANCE (continued)
3,002	Fonciere Des Regions REIT	$238,791
12,718	GameLoft SA(b)	85,420
202	Gaumont SA(d)	9,869
1,559	Gecina SA REIT	187,471
18,917	GFI Informatique SA	80,717
2,835	GL Events	59,737
257	Groupe Crit	5,067
149,815	Groupe Eurotunnel SA	1,254,229
922	Groupe Flo	3,424
13,154	Groupe Partouche SA(b)	15,071
11,400	Groupe Steria SCA	168,298
393	Guerbet	51,161
5,836	Haulotte Group SA(b)	48,804
46,382	Havas SA	283,485
23,886	Hi-Media SA(b)	55,678
6,307	ICADE REIT	581,420
14,838	Imerys SA	972,160
145,569	Ingenico	9,755,978
1,376	Interparfums SA	43,872
1,275	Ipsen SA	45,546
173,723	IPSOS(d)	5,822,568
6,240	Jacquet Metal Service	71,700
27,960	JCDecaux SA	768,474
34,994	Klepierre REIT	1,483,949
2,912	Korian	63,622
33,822	Lagardere SCA	1,256,972
936	Laurent-Perrier	75,809
1,354	Lectra	8,470
1,715	LISI	192,904
735	Maisons France Confort	21,285
3,691	Manitou BF SA	52,886
467	Manutan International	17,466
11,766	Maurel & Prom Nigeria SA(b)	54,698
320,651	Medica SA(d)	5,937,278
174,986	Mersen(d)	4,044,361
2,556	METabolic EXplorer SA(b)	8,920
6,297	Metropole Television SA	105,402
437	Montupet	8,310
1,975	Mr Bricolage	23,851
1,519	Naturex	117,906
186,712	Neopost SA	12,280,999
189,055	Nexans SA	8,675,571
9,928	Nexity SA	356,939
23,253	NicOx SA(b)	79,467
873	Norbert Dentressangle SA	67,832
7,604	NRJ Group	57,481
17,460	Oeneo(c)	62,773
7,755	Orpea	337,027
19,387	PagesJaunes Groupe(b)	40,851
1,855	Parrot SA(b)	47,564
69,154	Peugeot SA(b)	553,720
1,004	Pierre & Vacances SA	18,934
9,912	Plastic Omnium SA	483,897
9,806	Rallye SA	387,808
14,085	Recylex SA(b)	54,720
5,662	Remy Cointreau SA	659,236
Shares		Value
FRANCE (continued)
92,477	Rexel SA	$2,034,462
159,079	Rubis SCA(d)	10,220,417
4,800	Sa des Ciments Vicat	284,461
7,206	Saft Groupe SA	177,367
1,023	Sartorius Stedim Biotech	144,963
135,370	SCOR SE	4,108,361
7,643	SEB SA	554,003
1,217	Seche Environnement SA	48,306
5,884	Sechilienne-Sidec	108,408
3,254	Sequana SA(b)	23,955
7,940	Societe BIC SA	847,297
7,186	Societe d’Edition de Canal +	50,252
3,179	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	374,323
696	Societe Internationale de Plantations d’Heveas SA	55,894
40,446	Societe Television Francaise 1	427,881
60,657	SOITEC(b)	219,676
806	Somfy SA	178,326
1,699	Sopra Group SA	130,782
243	Spir Communication(b)	3,248
101	Stallergenes SA	6,496
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	26,417
1,492	STEF	78,006
28,979	Suez Environnement Co.	416,177
1,654	Sword Group	26,378
1,013	Synergie SA	11,286
18,742	Technicolor SA(b)	77,749
15,897	Teleperformance SA	699,666
155	Tessi SA	17,351
26,644	Thales SA	1,157,230
16,096	Theolia SA(b)	28,193
82	Thermador Groupe	6,177
440	Touax SA	10,112
1,421	Transgene SA(b)	16,880
2,866	Trigano SA(b)	36,310
41,685	UBISOFT Entertainment(b)	464,978
694	Union Financiere de France BQE SA	15,263
34,483	Valeo SA	2,002,687
29,268	Vallourec SA	1,406,682
38,306	Veolia Environnement SA	527,929
602	Vetoquinol SA	21,208
1,404	Viel et Co.	4,401
808	Vilmorin & Cie	103,217
1,445	Virbac SA	294,964
107	VM Materiaux SA	2,078
1,131	Vranken - Pommery Monopole SA	30,460
11,613	Zodiac Aerospace	1,455,506
		119,934,463
GABON — 0.0%
55	Total Gabon	33,680

16

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
GERMANY — 2.5%
11,132	Aareal Bank AG(b)	$267,550
37,576	ADVA Optical Networking SE(b)	180,573
10,093	Air Berlin Plc(b)	29,934
18,603	Aixtron SE	265,327
1,088	Alba SE(d)	89,553
961	Allgeier SE	15,371
5,308	Alstria Office REIT AG	64,311
67	Amadeus Fire AG	3,988
640	AS Creation Tapeten	37,549
15,525	Aurubis AG	975,810
9,222	Axel Springer AG	388,637
8,917	Balda AG	50,637
1,501	Bauer AG	42,984
4,404	BayWa AG	221,525
10,613	Bechtle AG	469,620
1,967	Bertrandt AG	226,249
125	Bijou Brigitte AG	12,503
104,338	Bilfinger SE	10,456,747
1,210	Biotest AG	94,176
23,015	Borussia Dortmund GmbH & Co. KGaA	99,355
5,031	Brenntag AG	857,681
3,419	CANCOM SE	74,541
16,674	Carl Zeiss Meditec AG	510,653
10,615	Celesio AG	210,041
2,761	CENIT AG	33,634
8,279	CENTROTEC Sustainable AG	171,505
3,390	Cewe Color Holding AG	147,774
17,476	Comdirect Bank AG	184,604
869	CompuGroup Medical AG	20,039
7,207	Constantin Medien AG(b)	14,692
5,227	COR&FJA AG(b)	5,844
7,800	CropEnergies AG	60,092
6,999	CTS Eventim AG	270,298
7,898	DAB Bank AG	38,381
2,014	Delticom AG	98,932
3,806	Deutsche Beteiligungs AG	92,402
29,358	Deutsche Lufthansa AG	586,905
11,565	Deutsche Wohnen AG	203,937
33,396	Deutz AG(b)	180,673
20,474	Dialog Semiconductor Plc(b)	243,208
2,601	Dr Hoenle AG	38,793
570	Draegerwerk AG & Co. KGaA	60,653
17,862	Drillisch AG	360,848
7,490	Duerr AG	854,969
4,400	DVB Bank SE(d)	139,070
909	Eckert & Ziegler AG	34,297
9,177	Elmos Semiconductor AG	95,477
216,951	ElringKlinger AG(d)	7,081,415
1,475	Envitec Biogas AG(b)	15,054
4,231	Euromicron AG	84,695
42,200	Evotec AG(b)	151,220
99,922	Fielmann AG(d)	9,654,929
2,910	First Sensor AG(b)	29,547

Shares		Value
GERMANY (continued)
31,432	Fraport AG Frankfurt Airport Services Worldwide	$1,878,477
51,919	Freenet AG	1,292,967
5,957	Fuchs Petrolub AG	455,014
127,975	GEA Group AG	4,328,866
3,293	Generali Deutschland Holding AG	440,177
6,004	Gerresheimer AG	342,807
7,035	Gerry Weber International AG	308,562
2,345	Gesco AG	248,357
123,955	GFK SE(d)	7,073,302
5,545	GFT Technologies AG	25,851
8,519	Gigaset AG(b)	10,490
33,550	Gildemeister AG	756,204
5,876	Grammer AG	186,495
3,340	Grenkeleasing AG	267,876
5,192	H&R AG	63,193
4,973	Hamborner AG REIT	48,549
3,184	Hamburger Hafen und Logistik AG	68,516
21,554	Hannover Rueckversicherung SE	1,820,081
656	Hansa Group AG	2,764
1,410	Hawesko Holding AG	77,526
64,186	Heidelberger Druckmaschinen AG(b)	140,742
24,960	Hochtief AG(b)	1,732,306
2,809	Homag Group AG(b)	52,900
9,773	Indus Holding AG	322,922
502	Init Innovation In Traffic Systems AG	16,065
8,503	Intershop Communications AG(b)	18,488
2,380	Isra Vision AG	104,201
2,131	IVG Immobilien AG(b)	1,790
17,344	Jenoptik AG	198,924
9,968	Kabel Deutschland Holding AG	947,402
35,496	Kloeckner & Co. SE(b)	427,824
4,129	Koenig & Bauer AG(b)	99,564
17,251	Kontron AG	93,578
11,627	Krones AG	808,636
210	KSB AG(d)	130,536
4,386	KUKA AG(b)	198,122
1,466	KWS Saat AG	548,942
61,859	Lanxess AG	4,505,028
798	Leifheit AG	31,775
26,280	Leoni AG	1,186,308
4,150	Loewe AG(b)	12,297
2,194	LPKF Laser & Electronics AG	57,802
141	Manz AG(b)	4,819
5,154	Medigene AG(b)	5,369
13,301	MLP AG	94,415
408	Mobotix AG	8,205
9,415	Morphosys AG(b)	427,583
144,314	MTU Aero Engines Holding AG	13,653,507

17

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
GERMANY (continued)
384	Muehlbauer Holding AG & Co. KGaA	$10,615
3,842	MVV Energie AG	113,540
1,551	Nemetschek AG	91,089
2,244	Nexus AG	26,745
3,272	Nordex SE(b)	24,600
281,883	NORMA Group AG(d)	9,943,287
1,021	OHB AG	21,964
9,199	Patrizia Immobilien AG(b)	93,149
1,728	Pfeiffer Vacuum Technology AG	209,910
19,644	PNE Wind AG	69,875
21,193	Praktiker AG(b)	30,952
375	Progress-Werk Oberkirch AG	16,791
1,296	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,138
2,224	Puma SE	688,877
1,608	PVA TePla AG	4,417
75,197	QSC AG	242,625
870	R Stahl AG	40,674
19,877	Rational AG(d)	6,163,380
42,668	Rheinmetall AG	2,020,932
32,486	Rhoen Klinikum AG	693,931
12,812	SAF-Holland SA(b)	106,417
6,334	Salzgitter AG	247,911
819	Schaltbau Holding AG	40,388
2,061	Sedo Holding AG(b)(d)	5,760
22,668	SGL Carbon SE	774,079
19,326	Singulus Technologies AG(b)	32,069
14,802	Sixt AG	321,077
1,851	SKW Stahl-Metallurgie Holding AG	30,593
113,539	Sky Deutschland AG(b)	651,182
97	SMA Solar Technology AG	2,402
361	SMT Scharf AG	11,358
19,961	Software AG	697,806
8,494	Solarworld AG	7,830
18,322	Stada Arzneimittel AG	741,972
904	STINAG Stuttgart Invest AG(d)	18,846
664	STRACTEC Biomedical AG	29,919
159	Stroeer Media AG(b)	1,534
66,797	Suedzucker AG	2,692,711
21,586	Suss Microtec AG(b)	247,037
617,282	Symrise AG(d)	26,338,926
30,278	TAG Immobilien AG	366,847
9,742	Takkt AG	162,553
1,753	Telegate AG	18,859
2,222	Tipp24 SE(b)	129,019
762	Tom Tailor Holding AG	16,242
4,964	Tomorrow Focus AG	27,326
22,446	TUI AG(b)	237,842
34,543	United Internet AG	946,222
2,043	Verbio AG(b)	2,793
4,342	Vossloh AG	474,611
4,343	VTG AG	81,274

Shares		Value
GERMANY (continued)
3,635	Wacker Chemie AG	$277,748
17,355	Wacker Neuson SE	254,841
62	Washtec AG(b)	869
1,012	Wincor Nixdorf AG	53,257
23,037	Wirecard AG	618,361
166	XING AG	8,471
275	zooplus AG(b)	15,176
		139,351,945
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	61,739
176,819	Bwin.Party Digital Entertainment Plc	366,948
		428,687
GREECE — 0.1%
811	Aegean Airlines SA(b)	2,563
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	5
147,872	Alpha Bank AE(b)	187,145
1,098	Astir Palace Hotel SA(b)	5,611
2,153	Athens Water Supply & Sewage Co. SA (The)	16,133
7,424	Bank of Greece	131,990
57,616	Ellaktor SA(b)	157,066
3,374	Folli Follie Group(b)	70,561
1,869	Forthnet SA(b)	903
5,815	Fourlis Holdings SA(b)	15,929
10,782	Frigoglass SA(b)	71,707
17,301	GEK Terna Holding Real Estate Construction SA(b)	46,253
10,539	Hellenic Exchanges SA Holding Clearing Settlement and Registry	70,646
28,693	Hellenic Petroleum SA	317,413
19,670	Hellenic Telecommunications Organization SA(b)	170,969
31,091	Intralot SA-Integrated Lottery Systems & Services	85,166
13,884	JUMBO SA	130,734
2,599	Lamda Development SA(b)	17,045
6,590	Metka SA	100,065
5,531	Motor Oil (Hellas) Corinth Refineries SA	61,040
26,955	Mytilineos Holdings SA(b)	166,842
266,494	National Bank of Greece SA(b)	222,859
1,037	OPAP SA	10,229
232,638	Piraeus Bank SA(b)	64,951
618	Piraeus Port Authority	15,537
22,848	Proton Bank SA(b)(c)(d)	0
7,731	Public Power Corp. SA(b)	74,935
1,978	S&B Industrial Minerals SA	15,109
5,302	Sarantis SA(b)	31,770
12,534	T Bank SA(b)(c)(d)	0
3,630	Teletypos SA Mega Channel(b)	975

18

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
GREECE (continued)
5,987	Terna Energy SA	$26,492
647	Thessaloniki Port Authority SA	19,350
592	Titan Cement Co. SA(b)	10,993
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
24,240	Viohalco Hellenic Copper and Aluminum Industry SA(b)	149,080
		2,468,066
GUERNSEY — 0.1%
7,397	Raven Russia Ltd.	8,388
803,242	Resolution Ltd.	3,292,722
86,000	Tethys Petroleum Ltd.(b)	69,145
		3,370,255
HONG KONG — 1.5%
220,000	361 Degrees International Ltd.	59,535
66,000	Ajisen China Holdings Ltd.	47,628
160,000	Alco Holdings Ltd.	32,989
44,000	Allan International Holdings Ltd.	14,458
30,000	Allied Group Ltd.(d)	105,153
1,753,693	Allied Properties HK Ltd.	275,704
7,214,000	AMVIG Holdings Ltd.(d)	2,788,864
180,000	Anxin-China Holdings Ltd.	37,809
1,540,000	Apac Resources Ltd.(b)	29,569
84,000	APT Satellite Holdings Ltd.	53,148
144,000	Asia Financial Holdings Ltd.	65,318
58,000	Asia Satellite Telecommunications Holdings Ltd.	227,960
421,877	Asia Standard International Group	78,829
258,000	Asian Citrus Holdings Ltd.	109,714
406,500	ASM Pacific Technology Ltd.	4,190,641
80,000	Associated International Hotels Ltd.(d)	216,491
820,000	AVIC International Holding HK Ltd.(b)	34,870
89,000	Beijing Development HK Ltd.(b)	19,268
84,000	Beijing Enterprises Holdings Ltd.	628,364
1,217,000	Beijing Enterprises Water Group Ltd.	368,543
244,000	Beijing Properties Holdings Ltd.(b)	14,778
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
906,000	Birmingham International Holdings Ltd.(b)(c)(d)	17,746
144,000	Bonjour Holdings Ltd.	23,381
390,000	Bosideng International Holdings Ltd.	102,524
218,000	Bossini International Holdings Ltd.	11,658
425,000	Brightoil Petroleum Holdings Ltd.(b)	81,055

Shares		Value
HONG KONG (continued)
668,000	Brilliance China Automotive Holdings Ltd.(b)	$817,768
6,000	Brilliant Circle Holdings International Ltd.	3,023
2,064,354	Brockman Mining Ltd.(b)	119,709
1,296,000	Burwill Holdings Ltd.(b)	21,377
498,791	C C Land Holdings Ltd.	167,760
106,000	Cafe de Coral Holdings Ltd.	336,707
23,000	Carnival Group International Holdings Ltd.(b)	1,423
718,800	Century City International Holdings Ltd.	52,797
240,000	Century Sunshine Group Holdings Ltd.	24,742
1,590,446	Champion Technology Holdings Ltd.	24,184
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(d)	13,828
835,000	Chaoyue Group Ltd.(b)	39,812
180,000	Chen Hsong Holdings	60,540
117,988	Cheuk Nang Holdings Ltd.	92,442
80,000	Chevalier International Holdings Ltd.	129,276
888,000	Chigo Holding Ltd.(b)	25,175
684,000	China Aerospace International Holdings Ltd.	73,158
648,137	China Agri-Industries Holdings Ltd.	318,216
136,000	China All Access Holdings Ltd.	41,886
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
336,000	China Chengtong Development Group Ltd.(b)	11,907
1,436,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	40,896
120,000	China Electronics Corp. Holdings Co. Ltd.(b)	17,165
386,000	China Energine International Holdings Ltd.(b)	17,409
110,000	China Energy Development Holdings Ltd.(b)	1,559
480,000	China Environmental Investment Holdings Ltd.(b)	18,556
4,028,000	China Everbright International Ltd.	3,109,182
296,000	China Everbright Ltd.	470,692
140,000	China Financial Services Holdings Ltd.(b)	11,546
76,936	China Flavors & Fragrances Co. Ltd.(b)(d)	10,212
322,000	China Foods Ltd.	164,316
952,000	China Gas Holdings Ltd.	938,487
238,000	China Glass Holdings Ltd.	32,203
159,000	China Green Holdings Ltd.(b)	22,128
608,000	China Haidian Holdings Ltd.	66,597
6,603,000	China High Precision Automation Group Ltd.(c)(d)	1,038,080

19

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
467,000	China High Speed Transmission Equipment Group Co. Ltd.(b)	$225,672
870,000	China Household Holdings Ltd.(b)	72,872
1,002,000	China Infrastructure Investment Ltd.(b)	19,368
8,918,000	China Lumena New Materials Corp.	1,942,156
367,000	China Mengniu Dairy Co. Ltd.	1,033,350
136,147	China Merchants Holdings International Co. Ltd.	430,714
216,000	China Metal International Holdings, Inc.	54,834
193,200	China Metal Recycling Holdings Ltd.(c)(d)	234,773
1,770,000	China Mining Resources Group Ltd.(b)	13,685
492,557	China New Town Development Co. Ltd.(b)	38,718
24,000	China Nuclear Industry 23 International Corp. Ltd.(b)	4,515
4,700	China Ocean Resources Co. Ltd.(b)	13,251
1,060,000	China Oil and Gas Group Ltd.(b)	193,965
1,065,000	China Outdoor Media Group Ltd.(b)	7,685
421,500	China Overseas Grand Oceans Group Ltd.	662,655
460,000	China Power International Development Ltd.	165,976
600,000	China Power New Energy Development Co. Ltd.(b)	34,020
430,000	China Precious Metal Resources Holdings Co. Ltd.(b)	73,697
244,000	China Properties Group Ltd.(b)	60,684
308,000	China Public Procurement Ltd.(b)	16,868
4,844,000	China Renji Medical Group Ltd.(b)	19,975
3,700,000	China Resources and Transportation Group Ltd.(b)	140,654
392,000	China Resources Cement Holdings Ltd.	225,800
246,000	China Resources Enterprise Ltd.	843,231
120,800	China Resources Gas Group Ltd.	338,576
2,615,600	China Singyes Solar Technologies Holdings Ltd.	2,268,382
1,230,000	China South City Holdings Ltd.	209,223
535,000	China Starch Holdings Ltd.	14,616
275,440	China State Construction International Holdings Ltd.	401,084
970,000	China Strategic Holdings Ltd.(b)	16,250
364,400	China Taiping Insurance Holdings Co. Ltd.(b)	620,783
8,000	China Tianyi Holdings Ltd.	1,031

Shares		Value
HONG KONG (continued)
296,000	China Ting Group Holdings Ltd.	$19,072
1,162,000	China Travel International Investment Hong Kong Ltd.	236,588
230,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	55,128
52,000	China Water Affairs Group Ltd.	15,613
1,350,000	China WindPower Group Ltd.	52,190
57,000	Chong Hing Bank Ltd.	151,312
108,000	Chow Sang Sang Holdings International Ltd.	292,262
198,000	Chu Kong Shipping Enterprise Group Co. Ltd.	37,762
64,000	Chuang’s China Investments Ltd.	4,124
385,500	Chuang’s Consortium International Ltd.(b)	49,180
90,000	CIMC Enric Holdings Ltd.	97,421
62,000	Citic 21CN Co. Ltd.(b)	3,436
412,000	Citic Pacific Ltd.	498,532
1,237,000	Citic Resources Holdings Ltd.(b)	156,216
258,000	Citic Telecom International Holdings Ltd.	93,756
1,018,000	CK Life Sciences International Holdings, Inc.	89,204
68,000	Clear Media Ltd.	49,071
118,000	Coastal Greenland Ltd.(b)	7,223
336,387	Comba Telecom Systems Holdings Ltd.	114,872
8,000	Convenience Retail Asia Ltd.	5,649
156,000	Cosco International Holdings Ltd.	66,138
349,897	COSCO Pacific Ltd.	463,514
380,000	Cosmos Machinery Enterprises Ltd.(d)	27,912
1,010,000	CP Lotus Corp.(b)	29,284
1,238,000	CP Pokphand Co.	132,412
42,000	Cross-Harbour Holdings Ltd.	35,504
1,689,335	CSI Properties Ltd.	79,458
424,000	CSPC Pharmaceutical Group Ltd.(b)	204,347
208,000	CST Mining Group Ltd.(b)	2,707
37,600	Culture Landmark Investment Ltd.(b)	2,810
155,000	Culturecom Holdings Ltd.(b)	33,756
183,000	DaChan Food Asia Ltd.	23,110
79,000	Dah Chong Hong Holdings Ltd.	72,789
187,440	Dah Sing Banking Group Ltd.	275,841
62,650	Dah Sing Financial Holdings Ltd.	328,987
218,000	Dan Form Holdings Co. Ltd.	26,126
132,000	Dawnrays Pharmaceutical Holdings Ltd.	39,803
244,000	DBA Telecommunication Asia Holdings Ltd.	147,152
160,550	Dickson Concepts International Ltd.	85,446

20

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
139,000	Digital China Holdings Ltd.	$175,180
275,000	Dingyi Group Investment Ltd.(b)	13,466
104,000	DMX Technologies Group Ltd.	20,265
88,000	Dorsett Hospitality International Ltd.	24,268
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	20,041
64,000	EcoGreen Fine Chemicals Group Ltd.	12,536
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	33,157
264,000	Emperor Capital Group Ltd.	12,077
325,000	Emperor Entertainment Hotel Ltd.	98,838
500,416	Emperor International Holdings Ltd.	139,933
42,840,000	Emperor Watch & Jewellery Ltd.(d)	4,361,204
950,000	EPI Holdings Ltd.(b)	38,562
789,100	Esprit Holdings Ltd.	1,106,346
504,000	eSun Holdings Ltd.(b)	81,184
596,000	EVA Precision Industrial Holdings Ltd.	102,916
9,500	Fairwood Ltd.	20,273
478,273	Far East Consortium International Ltd.	153,463
576,000	First Pacific Co. Ltd.	797,180
598,000	Fook Woo Group Holdings Ltd.(b)(c)(d)	104,802
402,982	Fortune Oil Plc	50,203
302,000	Fountain SET Holdings Ltd.(b)	37,360
1,170,000	Franshion Properties China Ltd.	399,541
195,600	Fufeng Group Ltd.	70,324
1,643,000	GCL-Poly Energy Holdings Ltd.	332,405
490,000	Geely Automobile Holdings Ltd.	246,258
498,000	Genting Hong Kong Ltd.(b)(d)	240,653
1,444,000	Get Nice Holdings Ltd.	66,988
456,000	Giordano International Ltd.	455,991
1,839,200	Global Bio-Chem Technology Group Co. Ltd.	158,794
128,000	Global Sweeteners Holdings Ltd.(b)	8,247
979,000	Glorious Property Holdings Ltd.(b)	152,650
168,000	Glorious Sun Enterprises Ltd.	50,009
220,000	Gold Peak Industries Holding Ltd.(d)	24,381
220,000	Goldbond Group Holdings Ltd.(b)	7,796
684,000	Golden Meditech Holdings Ltd.	80,210
140,000	Goldin Properties Holdings Ltd.(b)	80,102
98,000	Goldlion Holdings Ltd.	51,651
3,926,600	GOME Electrical Appliances Holdings Ltd.(b)	394,676

Shares		Value
HONG KONG (continued)
16,000	Good Friend International Holdings, Inc.	$5,464
219,960	Great Eagle Holdings Ltd.	932,544
6,885,000	G-Resources Group Ltd.(b)	323,837
924,000	Guangdong Investment Ltd.	894,215
184,000	Guangnan Holdings Ltd.	21,340
116,000	Guotai Junan International Holdings Ltd.	48,880
61,000	Haier Electronics Group Co. Ltd.(b)	108,949
226,738	Haitong International Securities Group Ltd.	95,251
2,658,000	Hanergy Solar Group Ltd.(b)	191,811
468,000	Hao Tian Resources Group Ltd.(b)	25,631
114,000	Harbour Centre Development Ltd.(d)	232,403
2,439,359	Heng Tai Consumables Group Ltd.(b)	50,295
834,000	Hengdeli Holdings Ltd.	242,887
483,000	Hi Sun Technology (China) Ltd.(b)	56,017
1,318,035	HKC Holdings Ltd.	44,160
318,000	HKR International Ltd.	158,997
186,000	Hon Kwok Land Investment Co. Ltd.	80,295
5,200	Hong Kong Aircraft Engineering Co. Ltd.	74,983
50,000	Hong Kong Ferry (Holdings) Co. Ltd.	54,960
227,000	Hong Kong Television Network Ltd.	68,742
310,151	Hongkong & Shanghai Hotels (The)	504,385
727,700	Hongkong Chinese Ltd.	142,536
102,500	Hopewell Highway Infrastructure Ltd.	50,589
279,000	Hopewell Holdings Ltd.	1,078,587
220,000	Hopson Development Holdings Ltd.(b)	366,849
376,000	Hsin Chong Construction Group Ltd.	54,752
254,400	Hua Han Bio-Pharmaceutical Holdings Ltd.	82,285
181,000	Huabao International Holdings Ltd.	83,034
536,000	Huafeng Group Holdings Ltd.(b)	13,952
259,631	Hung Hing Printing Group Ltd.	42,825
524,000	Huscoke Resources Holdings Ltd.(b)	6,752
1,402,000	Hutchison Harbour Ring Ltd.	113,820
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	768,766
16,000	Hycomm Wireless Ltd.(b)	3,402
67,000	Hysan Development Co. Ltd.	331,972
1,768,000	Imagi International Holdings Ltd.(b)	19,366

21

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
995,000	Inspur International Ltd.	$38,466
592,500	Interchina Holdings Co.(b)	33,213
410,000	IPE Group Ltd.	31,172
442,000	IRC Ltd.(b)	56,958
398,000	IT Ltd.	145,657
99,000	ITC Properties Group Ltd.	41,717
72,000	Jinchuan Group International Resources Co. Ltd.(b)	13,268
134,000	Jinhui Holdings Ltd.(b)	28,837
842,500	Johnson Electric Holdings Ltd.	574,322
360,000	Ju Teng International Holdings Ltd.	234,274
600,611	K Wah International Holdings Ltd.	328,163
1,940,000	Kai Yuan Holdings Ltd.(b)	49,749
234,000	Kam Hing International Holdings Ltd.	19,600
42,000	Keck Seng Investments	21,270
278,000	King Stone Energy Group Ltd.(b)	13,076
208,500	Kingboard Chemical Holdings Ltd.	566,916
342,500	Kingboard Laminates Holdings Ltd.	153,592
196,000	Kingmaker Footwear Holdings Ltd.	34,602
1,742,000	Kingston Financial Group Ltd.	139,178
206,666	Kingway Brewery Holdings Ltd.	82,292
2,280,000	Ko Yo Chemical Group Ltd.(b)	29,675
417,000	Kowloon Development Co. Ltd.	552,407
368,000	KWG Property Holding Ltd.	254,181
2,412,000	Lai Fung Holdings Ltd.	59,677
5,146,750	Lai Sun Development Co. Ltd.(b)	154,532
520,000	Lai Sun Garment International Ltd.(b)	102,524
9,000	Lam Soon Hong Kong Ltd.	5,219
116,000	Le Saunda Holdings Ltd.	36,025
68,000	Lee & Man Chemical Co. Ltd.	31,546
1,271,200	Lee & Man Paper Manufacturing Ltd.	945,191
15,000	Lee’s Pharmaceutical Holdings Ltd.	10,129
74,000	Lerado Group Holdings Co.	8,296
24,500	Lifestyle International Holdings Ltd.	54,114
4,995,000	Lijun International Pharmaceutical Holding Ltd.	1,551,252
1,924,000	Lippo China Resources Ltd.	52,562
102,000	Lippo Ltd.	52,051
156,000	Liu Chong Hing Investment Ltd.	233,191
62,500	LK Technology Holdings Ltd.	11,678
705,600	Loudong General Nice Resources China Holdings Ltd.(b)	48,191
Shares		Value
HONG KONG (continued)
80,000	L’sea Resources International Holdings Ltd.(b)	$3,505
170,000	Luen Thai Holdings Ltd.	75,798
54,000	Luk Fook Holdings International Ltd.	153,090
84,000	Luks Group Vietnam Holdings Co. Ltd.	22,082
98,000	Lung Kee (Bermuda) Holdings	40,917
1,658,000	Magnificent Estates	96,145
59,200	Man Wah Holdings Ltd.	57,597
38,000	Man Yue Technology Holdings Ltd.	5,680
580,000	Mei Ah Entertainment Group Ltd.(b)	10,015
673,000	Melco International Development Ltd.	1,309,549
282,000	Midland Holdings Ltd.	130,095
108,000	MIN XIN Holdings Ltd.	59,705
92,000	Ming Fai International Holdings Ltd.	9,959
1,070,000	Ming Fung Jewellery Group Ltd.(b)	39,297
310,000	Mingfa Group International Co. Ltd.	95,475
690,000	Mingyuan Medicare Development Co. Ltd.(b)	14,227
500,000	Minmetals Land Ltd.	71,519
42,000	Miramar Hotel & Investment Co. Ltd.	58,885
280,000	MMG Ltd.(b)	84,071
243,000	Mongolia Energy Corp. Ltd.(b)	10,177
6,221,148	Nan Hai Corp. Ltd.(b)	25,654
10,000	Natural Beauty Bio-Technology Ltd.	812
262,000	Neo-Neon Holdings Ltd.(b)	49,293
69,500	NetDragon Websoft, Inc.	102,099
872,000	New Century Group Hong Kong Ltd.	17,754
8,000	New Focus Auto Tech Holdings Ltd.(b)	722
4,175,000	New Smart Energy Group Ltd.(b)	39,812
228,500	New Times Energy Corp Ltd(b)	20,906
857,100	New World China Land Ltd.	376,631
123,000	New World Department Store China Ltd.	63,401
604,000	Newocean Energy Holdings Ltd.	376,714
434,000	Next Media Ltd.(b)	46,978
335,000	Nine Dragons Paper Holdings Ltd.	290,529
260,000	North Asia Resources Holdings Ltd.(b)	11,727
1,150,000	North Mining Shares Co. Ltd.(b)	56,313
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	31,008

22

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
68,500	Orient Overseas International Ltd.	$406,932
291,200	Oriental Watch Holdings	94,938
42,000	Overseas Chinese Town Asia Holdings Ltd.	21,270
718,164	Pacific Andes International Holdings Ltd.	34,704
10,287,000	Pacific Basin Shipping Ltd.(d)	5,872,491
236,000	Pacific Textile Holdings Ltd.	291,345
323,240	Paliburg Holdings Ltd.	109,550
59,000	PAX Global Technology Ltd.(b)	12,165
697,000	PCCW Ltd.	354,781
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.(b)	24,628
296,000	Phoenix Satellite Television Holdings Ltd.	112,524
368,000	Pico Far East Holdings Ltd.	133,729
990,977	PNG Resources Holdings Ltd.(b)	32,564
696,000	Poly Property Group Co. Ltd.(b)	485,217
1,200,000	Polytec Asset Holdings Ltd.	153,090
109,000	Ports Design Ltd.	85,260
927,000	Pou Sheng International Holdings Ltd.(b)	53,755
560,000	Prosperity International Holdings (Hong Kong) Ltd.(b)	21,649
68,000	Public Financial Holdings Ltd.	34,613
2,696,000	PYI Corp. Ltd.	66,356
212,000	Real Nutriceutical Group Ltd.	56,277
386,200	Regal Hotels International Holdings Ltd.	180,654
251,000	Regent Manner International Holdings Ltd.	46,900
1,800,000	REXLot Holdings Ltd.	148,451
784,000	Richfield Group Holdings Ltd.	28,793
96,000	Rising Development Holdings Ltd.(b)	4,639
131,625	Royale Furniture Holdings Ltd.	10,686
176,000	SA SA International Holdings Ltd.	183,254
291,000	Samson Holding Ltd.	53,624
92,000	SEA Holdings Ltd.	57,262
20,000	SEEC Media Group Ltd.(b)	541
155,516	Shanghai Industrial Holdings Ltd.	492,992
561,000	Shanghai Industrial Urban Development Group Ltd.(b)	113,499
3,660,000	Shanghai Zendai Property Ltd.(b)	70,746
150,000	Shenyin Wanguo HK Ltd.	53,736
208,000	Shenzhen High-Tech Holdings Ltd.	10,319
3,232,500	Shenzhen International Holdings Ltd.	420,717
830,380	Shenzhen Investment Ltd.	347,768
Shares		Value
HONG KONG (continued)
339,129	Shimao Property Holdings Ltd.	$730,687
2,048,000	Shougang Concord International Enterprises Co. Ltd.(b)	105,565
54,000	Shougang Concord Technology Holdings(b)	2,505
1,112,000	Shougang Fushan Resources Group Ltd.	434,187
709,750	Shun Tak Holdings Ltd.	373,160
102,650	Silver Base Group Holdings Ltd.	23,678
444,000	Silver Grant International Ltd.	71,519
507,000	SIM Technology Group Ltd.(b)	19,273
268,000	Sing Tao News Corp. Ltd.	37,644
782,000	Singamas Container Holdings Ltd.	191,465
28,000	Sino Biopharmaceutical	19,304
100,000	Sino Distillery Group Ltd.(b)	7,990
5,760,000	Sino Oil And Gas Holdings Ltd.(b)	115,049
656,000	Sinofert Holdings Ltd.	142,018
374,250	Sinolink Worldwide Holdings Ltd.(b)	29,419
276,000	Sinopec Kantons Holdings Ltd.	250,031
488,500	Sinotrans Shipping Ltd.	119,605
38,000	SIS International Holdings	14,593
477,278	Skyworth Digital Holdings Ltd.	393,009
106,910	SmarTone Telecommunications Holding Ltd.	190,395
407,934	SMI Corp. Ltd.(b)	8,674
84,843	SOCAM Development Ltd.	122,233
283,000	Solargiga Energy Holdings Ltd(b)	13,493
366,000	Solomon Systech International Ltd.(b)	9,999
30,000	Soundwill Holdings Ltd.	73,298
696,000	South China China Ltd.(b)(d)	71,751
360,000	Sparkle Roll Group Ltd.	31,546
1,413,428	SRE Group Ltd.(b)	52,820
94,000	Stella International Holdings Ltd.	276,786
60,500	Stelux Holdings International Ltd.	20,504
204,000	Success Universe Group Ltd.(b)	4,732
16,000	Sun Hing Vision Group Holdings Ltd.	5,423
321,801	Sun Hung Kai & Co. Ltd.	225,173
1,430,000	Sun Innovation Holdings Ltd.(b)	26,167
1,347,000	Superb Summit International Group Ltd.(b)	56,413
435,000	Sustainable Forest Holdings Ltd.(b)	2,971
302,000	TAI Cheung Holdings Ltd.	241,284
174,000	Tak Sing Alliance Holdings Ltd.	26,234
720,000	Talent Property Group Ltd.(b)	14,196
6,000	Tan Chong International Ltd.	1,856
6,000	Tao Heung Holdings Ltd.	3,789

23

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
HONG KONG (continued)
394,000	TCC International Holdings Ltd.	$112,207
367,000	TCL Communication Technology Holdings Ltd.	147,554
152,000	TCL Multimedia Technology Holdings Ltd.	137,307
183,500	Techtronic Industries Co.	438,405
61,000	Television Broadcasts Ltd.	459,456
108,000	Texhong Textile Group Ltd.	125,255
272,000	Texwinca Holdings Ltd.	317,561
185,800	Tian An China Investment Co. Ltd.	130,967
106,000	Tianjin Development Holdings Ltd.(b)	70,756
730,000	Tianjin Port Development Holdings Ltd.	104,418
466,000	Tianneng Power International Ltd.	294,847
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	767
218,000	Tom Group Ltd.(b)	24,440
256,252	Tomson Group Ltd.	69,675
1,740,000	Tongda Group Holdings Ltd.	106,506
276,000	Town Health International Investments Ltd.(b)	17,072
203,000	Towngas China Co. Ltd.	195,148
374,000	TPV Technology Ltd.	96,872
154,000	Tradelink Electronic Commerce Ltd.	33,935
87,600	Transport International Holdings Ltd.	197,548
118,000	Trinity Ltd.	46,530
394,000	Truly International Holdings Ltd.	210,197
128,000	TSC Group Holdings Ltd.(b)	43,381
20,000	Tse Sui Luen Jewellery International Ltd.	9,407
194,000	Tysan Holdings Ltd.	34,999
1,230,000	United Energy Group Ltd.(b)	190,203
226,500	United Laboratories International Holdings Ltd. (The)(b)	84,936
230,000	Universal Technologies Holdings Ltd.	16,893
84,000	Value Convergence Holdings Ltd.(b)	11,041
277,000	Value Partners Group Ltd.	169,552
188,000	Varitronix International Ltd.	132,760
348,000	Vedan International Holdings Ltd.	23,319
310,621	Victory City International Holdings Ltd.	48,434
20,000	Vinda International Holdings Ltd.	26,134
244,000	Vitasoy International Holdings Ltd.	295,561
1,098,400	VODone Ltd.	82,095
108,000	VST Holdings Ltd.	28,948
25,900	VTech Holdings Ltd.	330,419
Shares		Value
HONG KONG (continued)
1,640,000	Wang On Group Ltd.	$25,360
136,000	Wasion Group Holdings Ltd.	76,411
276,000	Welling Holding Ltd.	61,885
96,000	Win Hanverky Holdings Ltd.	12,989
48,320	Wing Hang Bank Ltd.	507,786
77,000	Wing On Co. International Ltd.(d)	240,124
230,000	Wing Tai Properties Ltd.	155,603
838,000	Xinyi Glass Holdings Ltd.	573,414
148,000	XTEP International Holdings	61,983
1,620,000	Yanchang Petroleum International Ltd.(b)	93,941
230,000	Yeebo International Holdings(d)	31,121
45,000	YGM Trading Ltd.	129,315
2,460,000	Yingde Gases Group Co. Ltd.	2,368,021
162,000	Yip’s Chemical Holdings Ltd.	176,401
152,500	Yue Yuen Industrial Holdings Ltd.	527,648
1,754,200	Yuexiu Property Co. Ltd.	519,920
230,191	Yuexiu Transport Infrastructure Ltd.	117,763
906,000	Yugang International Ltd.(b)	6,188
306,000	Zhuhai Holdings Investment Group Ltd.	46,924
		86,573,051
HUNGARY — 0.0%
2,915	EGIS Pharmaceuticals Plc	230,300
40	EMASZ Rt	2,017
28,924	FHB Mortgage Bank Plc(b)	45,181
57	Fotex Holding SE Co. Ltd.(b)(d)	45
50,499	Magyar Telekom Telecommunications Plc	93,326
5,822	Richter Gedeon Nyrt	864,601
		1,235,470
INDIA — 1.2%
355	3M India Ltd.(b)	23,290
1,375	Aban Offshore Ltd.	7,821
18,184	ABB Ltd.(d)	175,616
7,510	ABG Shipyard Ltd.(b)	45,039
25,816	ACC Ltd.	588,130
176,085	Adani Power Ltd.(b)	159,727
25,742	Aditya Birla Nuvo Ltd.	493,568
6,786	AIA Engineering Ltd.(b)	39,009
3,521	AKZO Nobel India Ltd.	65,303
20,592	Alembic Pharmaceuticals Ltd.	43,722
36,030	Allahabad Bank	89,354
810	Allcargo Logistics Ltd.	1,737
188,105	Alok Industries Ltd.	32,611
1,082	Alstom India Ltd.	6,449
433,717	Amara Raja Batteries Ltd.(d)	2,117,908
29,480	Amtek Auto Ltd.	39,513
10,632	Anant Raj Ltd.	13,118
35,532	Andhra Bank	59,799
291	Apar Industries Ltd.(b)	648

24

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
INDIA (continued)
202,005	Apollo Hospitals Enterprise Ltd.(d)	$3,113,070
43,566	Apollo Tyres Ltd.	77,606
110,372	Arvind Ltd.	160,575
719,185	Ashok Leyland Ltd.(b)	300,623
77,677	Aurobindo Pharma Ltd.(b)	274,173
817,315	Bajaj Electricals Ltd.(d)	2,671,994
8,626	Bajaj Finance Ltd.	197,009
22,536	Bajaj Finserv Ltd.	312,890
224,250	Bajaj Hindusthan Ltd.	82,499
32,171	Bajaj Holdings and Investment Ltd.(d)	531,587
12,115	Balkrishna Industries Ltd.	59,020
189,807	Ballarpur Industries Ltd.	61,689
2,239	Balmer Lawrie & Co. Ltd.	28,188
2,270	Balrampur Chini Mills Ltd.(b)	2,005
15,704	Bank of India	95,084
11,554	Bank of Maharashtra	12,782
4,339	BASF India Ltd.	47,768
3,947	Bata India Ltd.	53,582
17,377	BEML Ltd.(b)	62,119
9,632	BEML Ltd. - Partly Paid Shares(b)	28,942
768,295	Berger Paints India Ltd.(d)	2,746,467
2,479	Bharat Electronics Ltd.(b)	54,437
39,760	Bharat Forge Ltd.(b)	169,992
12,744	Bharat Petroleum Corp. Ltd.	96,142
60,760	Bhushan Steel Ltd.	514,726
4,050	Bhushan Steel Ltd. - Partly Paid Shares(b)(d)	18,794
19,899	Biocon Ltd.	105,514
11,513	Birla Corp. Ltd.	54,690
1,274	Blue Dart Express Ltd.	59,697
4,107	Bombay Rayon Fashions Ltd.(b)	18,264
10,113	Britannia Industries Ltd.	108,453
2,409	Cadila Healthcare Ltd.	34,901
15,431	Canara Bank	118,802
7,476	Carborundum Universal Ltd.	17,418
1,681	Central Bank of India	2,227
29,868	Century Plyboards India Ltd.(b)(d)	28,756
18,212	Century Textiles & Industries Ltd.	97,724
6,433	CESC Ltd.	34,286
38,402	Chambal Fertilizers & Chemicals Ltd.	38,085
9,705	Cholamandalam Investment and Finance Co. Ltd.	48,095
8,372	City Union Bank Ltd.	8,525
1,761	City Union Bank Ltd. - Partly Paid Shares(b)	1,379
1,594	Clariant Chemicals India Ltd.	13,806
1,522	CMC Ltd.	37,761
10,128	Colgate-Palmolive India Ltd.	277,298
674	Core Education & Technologies Ltd.	685
Shares		Value
INDIA (continued)
25,373	Coromandel International Ltd.	$92,690
2,625	Corp Bank	18,437
197,092	CRISIL Ltd.(d)	3,274,379
60,376	Crompton Greaves Ltd.	102,631
17,092	Cummins India Ltd.	162,414
128,260	Dabur India Ltd.	356,723
2,774	Dalmia Bharat Ltd.	6,687
6,484	DB Corp. Ltd.	28,833
54,708	DB Realty Ltd.(b)	65,599
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	25,196
120,805	Dish TV India Ltd.(b)	151,962
3,236	Divi’s Laboratories Ltd.	64,987
80,935	Edelweiss Financial Services Ltd.	45,309
3,496	Educomp Solutions Ltd.	4,213
4,564	Eicher Motors Ltd.	250,137
25,575	EID Parry India Ltd.	73,623
13,381	EIH Ltd.	15,095
1,898	Elder Pharmaceuticals Ltd.	13,207
275,497	Emami Ltd.(b)(d)	3,277,686
4,147	Era Infra Engineering Ltd.	10,384
27,309	Escorts Ltd.	28,878
49,650	Essar Oil Ltd.(b)	70,409
20,708	Essar Ports Ltd.	33,656
31,009	Essar Shipping Ltd.(b)	11,258
36,761	Exide Industries Ltd.	90,424
4,776	FDC Ltd.	7,960
60,849	Federal Bank Ltd.(b)	504,920
6,289	Federal-Mogul Goetze India Ltd.(b)	23,132
3,815	Financial Technologies India Ltd.(b)	57,835
1,267,787	Fortis Healthcare Ltd.(b)(d)	2,355,319
9,586	Future Capital Holdings Ltd.(b)	30,040
29,363	Gammon India Ltd.	12,170
32,742	Gateway Distriparks Ltd.	74,795
1,177	Gillette India Ltd.	45,580
22,442	Gitanjali Gems Ltd.(b)	255,608
7,102	GlaxoSmithKline Pharmaceuticals Ltd.	298,215
14,696	Glenmark Pharmaceuticals Ltd.	132,252
22,105	GMR Infrastructure Ltd.(b)	8,366
273	Godfrey Phillips India Ltd.	12,519
30,654	Godrej Consumer Products Ltd.	487,215
23,771	Godrej Industries Ltd.	137,036
4,689	Godrej Properties Ltd.	53,250
3,081	Gokul Refoils & Solvent Ltd.(b)	1,201
50,128	Great Eastern Shipping Co. Ltd. (The)(d)	200,112
17,225	Greaves Cotton Ltd.	22,905
2,596	Grindwell Norton Ltd.	12,455
16,010	Gruh Finance Ltd.	56,569
15,133	Gujarat Alkalies & Chemicals(b)	47,128
8,892	Gujarat Flourochemicals Ltd.	49,244

25

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
INDIA (continued)
29,561	Gujarat Mineral Development Corp. Ltd.(b)	$84,461
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	39,532
15,068	Gujarat NRE Coke Ltd.(b)	4,822
659,082	Gujarat Pipavav Port Ltd.(b)(d)	595,529
84,645	Gujarat State Fertilisers & Chemicals Ltd.	86,978
52,661	Gujarat State Petronet Ltd.(b)	65,969
3,304	Gulf Oil Corp Ltd.(b)	3,796
6,229	Havells India Ltd.	76,091
2,793	HBL Power Systems Ltd.(b)	490
849	HEG Ltd.(b)	2,620
27,483	HeidelbergCement India Ltd(b)	19,318
18,832	Hexa Tradex Ltd.(b)	8,955
137,134	Hexaware Technologies Ltd.	209,640
4,530	Himadri Chemicals & Industries(b)	1,137
256,737	Hindalco Industries Ltd.	462,579
375	Hinduja Ventures Ltd.	2,596
248,507	Hindustan Construction Co.(b)	64,992
4,729	Hindustan Petroleum Corp. Ltd.(b)	26,662
430	Honeywell Automation India Ltd.	19,474
50,124	Housing Development & Infrastructure Ltd.(b)	49,757
722,385	HSIL Ltd.(d)	1,424,121
16,049	HT Media Ltd.	30,972
1,883	HTMT Global Solutions Ltd.(b)	9,180
49,378	ICRA Ltd.(d)	953,722
94,790	IDBI Bank Ltd.	155,113
475,747	IDFC Ltd.	1,351,960
34,778	India Cements Ltd.	53,134
85,322	India Infoline Ltd.	97,113
29,515	Indiabulls Housing Finance Ltd.(b)(c)(d)	148,904
20,989	Indian Bank	65,879
230,293	Indian Hotels Co. Ltd.(d)	244,677
29,466	Indian Overseas Bank	34,358
10,119	Indraprastha Gas Ltd.(b)	57,187
45,438	IndusInd Bank Ltd.	397,383
3,468	Info Edge India Ltd.(b)	22,697
16,196	Infotech Enterprises Ltd.	51,968
40,792	ING Vysya Bank Ltd.(d)	464,525
2,118	Ingersoll-Rand India Ltd.	15,697
323,988	Ipca Laboratories Ltd.(d)	3,073,661
21,385	IRB Infrastructure Developers Ltd.(b)	46,120
24,079	IVRCL Infrastructures & Projects Ltd.(b)	8,765
16,485	Jagran Prakashan Pvt Ltd.(b)	28,325
16,998	Jai Corp. Ltd.	20,388
32,475	Jain Irrigation Systems Ltd. - DVR	38,180
113,667	Jaiprakash Associates Ltd.	159,524
Shares		Value
INDIA (continued)
65,559	Jaiprakash Power Ventures Ltd.(b)	$31,103
7,028	Jammu & Kashmir Bank Ltd.(b)	176,075
9,049	Jet Airways India Ltd.(b)	104,369
6,226	Jindal Poly Films Ltd.	17,865
94,163	Jindal Saw Ltd.	140,069
6,613	Jindal Stainless Ltd.(b)	7,290
59,420	JM Financial Ltd.	19,445
71,518	JSW Energy Ltd.	85,915
19,392	JSW Steel Ltd.	250,359
138,541	Jubilant Foodworks Ltd.(b)	2,853,340
5,000	Jubilant Organosys Ltd.(b)	15,753
8,012	Jyothy Laboratories Ltd.	26,543
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	18,844
7,830	Kalpataru Power Transmission Ltd.(b)	11,628
93,172	Karnataka Bank Ltd.	257,872
1,762	Karur Vysya Bank Ltd.	15,206
24,476	KPIT Cummins Infosystems Ltd.	46,703
3,316	KSB Pumps Ltd.	12,963
1,091	Lakshmi Machine Works Ltd.	40,472
109,325	LIC Housing Finance Ltd.	498,380
21,876	Madras Cements Ltd.	99,937
3,444	Mahanagar Telephone Nigam(b)	1,288
11,875	Maharashtra Seamless Ltd.(d)	48,018
49,550	Mahindra & Mahindra Financial Services Ltd.	207,655
531	Mahindra Lifespace Developers Ltd.	4,110
3,619	Manaksia Ltd.(b)	2,669
60,692	Mangalore Refinery & Petrochemicals Ltd.(b)	53,691
60,461	Marico Ltd.	257,376
39,550	MAX India Ltd.	156,746
1,025	Merck Ltd.	12,032
16,192	Monnet Ispat & Energy Ltd.	59,686
46,986	Motherson Sumi Systems Ltd.	166,516
13,466	Mphasis Ltd.	93,353
78	MRF Ltd.	19,515
134,813	Nagarjuna Construction Co.(b)	77,998
82,330	Nagarjuna Oil Refinery Ltd.(b)	5,700
104,110	National Aluminium Co. Ltd.	67,867
31,270	NHPC Ltd.	12,421
16,197	NIIT Technologies Ltd.	78,022
38,070	OMAXE Ltd.(b)	112,631
21,234	Opto Circuits India Ltd.(b)	23,262
6,434	Oracle Financial Sevices Software Ltd.(b)	315,104
21,487	Orchid Chemicals & Pharmaceuticals Ltd.	25,936
8,317	Orient Cement Ltd.(b)(c)(d)	8,892
8,317	Orient Paper & Industries Ltd.	1,085
36,385	Oriental Bank of Commerce	179,517
550	Orissa Minerals Development Co. Ltd.	26,895

26

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
INDIA (continued)
14,725	Oswal Chemical & Fertilizers(b)	$5,302
28,655	Page Industries Ltd.(d)	1,907,271
3,860	Peninsula Land Ltd.(b)	3,419
104,278	Petronet LNG Ltd.	268,926
1,595	Pfizer Ltd.	30,641
4,125	Phoenix Mills Ltd.	20,589
382,315	Pidilite Industries Ltd.(d)	1,789,554
50,534	Pipavav Defence & Offshore Engineering Co. Ltd.(b)	67,460
7,053	Plethico Pharmaceuticals Ltd.(b)	31,275
40,716	Prism Cement Ltd.	33,540
1,195	Procter & Gamble Hygiene & Health Care Ltd.	59,655
60,577	PTC India Ltd.	67,104
29,314	Punj Lloyd Ltd.(b)	28,740
351,616	Radico Khaitan Ltd.(b)(d)	815,227
14,719	Rain Commodities Ltd.	12,190
24,971	Rajesh Exports Ltd.(b)	58,197
919,718	Rallis India Ltd.(d)	2,255,635
19,421	Ranbaxy Laboratories Ltd.(b)	162,257
22,060	Raymond Ltd.	118,299
49,404	Redington India Ltd.	71,995
53,752	REI Agro Ltd.(b)	11,833
3,937	Reliance Capital Ltd.(b)	25,850
121,363	Reliance Communications Ltd.(b)	220,695
6,260	Reliance Infrastructure Ltd.	43,457
34,343	Rolta India Ltd.	38,955
87,447	Ruchi Soya Industries Ltd.	113,442
21,104	Rural Electrification Corp. Ltd.(b)	87,558
9,422	S Mobility Ltd.(d)	4,433
3,688	Sadbhav Engineering Ltd.(b)	7,956
612	Sanofi India Ltd.	28,959
14,299	Satyam Computer Services Ltd.(b)	28,736
86,328	Sesa Goa Ltd.	252,150
20,538	Shipping Corp. of India Ltd.(b)	16,293
2,527	Shoppers Stop Ltd.	17,435
223,438	Shree Renuka Sugars Ltd.(b)	100,241
57,652	Shriram Transport Finance Co. Ltd.	778,000
55,313	Sintex Industries Ltd.(b)	48,737
15,463	SJVN Ltd.	5,729
161,819	SKF India Ltd.(d)	1,619,722
104	Solar Industries India Ltd.	1,956
426,240	South Indian Bank Ltd.	189,405
9,842	SRF Ltd.	31,107
3,969	State Bank of Bikaner & Jaipur	31,920
2,418	Sterlite Technologies Ltd.	1,121
97,037	Strides Arcolab Ltd.	1,514,984
8,719	Sun TV Network Ltd.(b)	67,108
9,094	Sundaram Finance Ltd.	88,506
6,405	Supreme Industries Ltd.	38,714
163,839	Suzlon Energy Ltd.(b)	43,701
Shares		Value
INDIA (continued)
38,891	Syndicate Bank	$85,152
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	12,950
32,487	Tata Chemicals Ltd.	194,337
4,726	Tata Investment Corp. Ltd.	37,690
979	Tata Power Co. Ltd.	1,722
99,640	Tata Tea Ltd.(b)	269,726
7,182	Tech Mahindra Ltd.	125,953
14,853	Time Technoplast Ltd.(b)	10,504
10,567	Timken India Ltd.(b)	31,498
348	Titagarh Wagons Ltd.	1,096
45,835	Titan Industries Ltd.	230,404
102,381	Torrent Pharmaceuticals Ltd.(d)	1,309,185
25,014	Torrent Power Ltd.	65,972
2,157	Trent Ltd.	42,826
29,890	Triveni Turbine Ltd.	28,850
697	TTK Prestige Ltd.	44,513
15,066	Tube Investments of India	44,598
37,544	TV18 Broadcast Ltd.(b)	18,746
37,709	UCO Bank	48,107
10,645	Uflex Ltd.	14,821
13,600	Unichem Laboratories Ltd.	42,881
58,000	Union Bank of India	261,606
236,660	Unitech Ltd.(b)	118,165
22,486	United Breweries Ltd.	307,992
43,389	United Phosphorus Ltd.(b)	112,026
4,366	United Spirits Ltd.	177,336
16,860	Usha Martin Ltd.(b)	7,877
1,120	Vardhman Special Steels Ltd.(b)	478
5,603	Vardhman Textiles Ltd.	28,359
23,739	Videocon Industries Ltd.	96,428
20,407	Vijaya Bank	19,856
11,180	VIP Industries Ltd.	13,171
10,213	Voltas Ltd.	16,168
902	VST Industries Ltd.	26,061
1,793	WABCO India Ltd.	44,955
9,149	Welspun Corp. Ltd.	9,017
15,809	Wockhardt Ltd.(b)	556,644
548	Wyeth Ltd.	8,287
31,014	Yes Bank Ltd.	288,604
180,211	Zee Entertainment Enterprises Ltd.	768,644
14,226	Zee Learn Ltd.(b)	4,650
4,219	Zensar Technologies Ltd.	19,218
621	Zuari Agro Chemicals Ltd.(b)	1,812
		66,385,065
INDONESIA — 0.5%
99,000	Adhi Karya Persero Tbk PT	30,293
7,335,500	AKR Corporindo Tbk PT	3,885,608
421,500	Alam Sutera Realty Tbk PT	45,521
1,118,000	Aneka Tambang Persero Tbk PT	158,688
94,500	Arwana Citramulia Tbk PT	30,131
77,000	Asahimas Flat Glass Tbk PT	66,526
165,500	Astra Agro Lestari Tbk PT	301,296

27

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
INDONESIA (continued)
42,411,000	Bakrie & Brothers Tbk PT(b)(d)	$218,107
9,710,000	Bakrie Sumatera Plantations Tbk PT	90,883
9,876,000	Bakrie Telecom Tbk PT(b)	50,789
1,084,166	Bank Bukopin Tbk PT	102,590
505,316	Bank Danamon Indonesia Tbk PT	335,231
3,011,250	Bank Pan Indonesia Tbk PT(b)	247,776
321,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	40,343
13,000	Bank Permata Tbk PT(b)	2,273
939,196	Bank Tabungan Negara Persero Tbk PT	143,934
107,500	Bank Tabungan Pensiunan Nasional Tbk PT(b)	58,601
495,000	Barito Pacific Tbk PT(b)	20,620
54,000	Bayan Resources Tbk PT(d)	44,155
749,000	Berau Coal Energy Tbk PT	15,793
4,004,000	Bhakti Investama Tbk PT	201,796
223,000	Bisi International PT	16,973
560,000	Budi Acid Jaya Tbk PT(b)	6,739
2,663,600	Bumi Serpong Damai PT	473,955
4,958,000	Central Proteinaprima Tbk PT(b)(c)(d)	17,848
5,595,500	Ciputra Development Tbk PT	794,219
554,000	Ciputra Property Tbk PT	66,098
238,000	Ciputra Surya Tbk PT	82,006
479,000	Citra Marga Nusaphala Persada Tbk PT	90,652
11,917,500	Darma Henwa Tbk PT(b)	61,288
2,223,500	Delta Dunia Makmur Tbk PT(b)	42,766
393,500	Elnusa Tbk PT(b)	9,916
25,671,500	Energi Mega Persada Tbk PT(b).	359,097
524,500	Exploitasi Energi Indonesia Tbk PT(b)	19,691
36,500	Fajar Surya Wisesa Tbk PT(b)	10,042
947,000	Gajah Tunggal Tbk PT	282,469
24,500	Garda Tujuh Buana Tbk PT(b)	7,938
2,161,000	Global Mediacom Tbk PT	483,433
1,193,400	Gozco Plantations Tbk PT	17,430
684,000	Hanson International Tbk PT(b)	34,473
91,500	Harum Energy Tbk PT	39,056
3,129,500	Hexindo Adiperkasa Tbk PT(d)	1,561,129
1,387,000	Holcim Indonesia Tbk PT	520,705
247,000	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	22,102
518,500	Indika Energy Tbk PT	59,729
17,000	Indo Tambangraya Megah Tbk PT	64,258
396,000	Indosat Tbk PT	244,382
11,500	Inovisi Infracom Tbk PT(b)	7,511
1,594,500	Intiland Development Tbk PT	96,761
1,897,500	Japfa Comfeed Indonesia Tbk PT	376,670
Shares		Value
INDONESIA (continued)
561,000	Jasa Marga Persero Tbk PT	$386,598
12,459,500	Kawasan Industri Jababeka Tbk PT(b)	384,454
48,000	Lippo Cikarang Tbk PT(b)	33,818
13,416,750	Lippo Karawaci Tbk PT	1,862,958
1,437,300	Matahari Putra Prima Tbk PT	294,186
1,047,000	Mayora Indah Tbk PT(d)	3,236,035
491,500	Medco Energi Internasional Tbk PT	96,556
7,567,500	Media Nusantara Citra Tbk PT	2,432,341
272,000	Mitra Adiperkasa Tbk PT	230,805
1,688,500	Mitra International Resources Tbk PT(b)	11,289
3,558,000	Nippon Indosari Corpindo Tbk PT(d)	2,817,855
950,000	Nusantara Infrastructure Tbk PT(b)	24,428
1,246,000	Pakuwon Jati Tbk PT	51,903
4,283,000	Panin Financial Tbk PT(b)	105,726
705,500	Panin Insurance Tbk PT	55,874
895,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	140,001
827,000	Polychem Indonesia Tbk PT(b)	30,622
1,383,000	Ramayana Lestari Sentosa Tbk PT	204,836
77,500	Resource Alam Indonesia Tbk PT	16,740
7,234,000	Sampoerna Agro Tbk PT(d)	1,450,892
5,557,500	Selamat Sempurna Tbk PT(d)	1,557,643
7,450,000	Sentul City Tbk PT(b)	218,385
117,500	Sinar Mas Agro Resources & Technology Tbk PT(d)	78,555
5,000	Sinar Mas Multiartha Tbk PT	2,353
467,500	Sugih Energy Tbk PT(b)	19,715
1,762,000	Summarecon Agung Tbk PT	471,196
225,000	Surya Citra Media Tbk PT(c)	64,798
396,500	Surya Semesta Internusa Tbk PT	64,435
79,000	Tambang Batubara Bukit Asam Persero Tbk PT	123,914
579,000	Tiga Pilar Sejahtera Food Tbk	73,845
1,562,000	Timah Persero Tbk PT	228,135
21,000	Tower Bersama Infrastructure Tbk PT(b)	12,204
410,000	Trada Maritime Tbk PT(b)	61,147
4,875,000	Truba Alam Manunggal Engineering PT(b)(d)	25,071
1,152,000	Tunas Baru Lampung Tbk PT	57,467
539,500	Tunas Ridean Tbk PT	56,045
481,500	Vale Indonesia Tbk PT	141,144
1,155,500	Wijaya Karya Persero Tbk PT	285,235
		29,369,494
IRELAND — 2.1%
109,408	Aer Lingus Group Plc	199,125
1,865,968	Bank of Ireland(b)	415,298
220,453	Beazley Plc	768,779

28

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
IRELAND (continued)
154,534	C&C Group Plc(b)	$960,584
22,410	DCC Plc(b)	820,162
49,283	Elan Corp. Plc(b)	568,228
11,306	FBD Holdings Plc(b)	183,661
692,678	Glanbia Plc(b)	9,259,060
53,885	Grafton Group Plc - Units	374,760
222,418	Greencore Group Plc	367,950
16,165	IFG Group Plc	29,804
30,109	Independent News & Media Plc(b)	1,546
1,636	Irish Continental Group Plc - Units	44,599
126,391	James Hardie Industries Plc - CDI	1,328,638
291,661	Kenmare Resources Plc(b)	120,224
29,631	Kerry Group Plc - Class A	1,752,503
84,255	Kingspan Group Plc(b)(e)	1,017,611
6,121	Kingspan Group Plc(e)	73,928
12,329	Paddy Power Plc(b)	1,038,336
80,334	Smurfit Kappa Group Plc(b)	1,192,320
132,882	United Drug Plc(b)	625,639
2,466,000	Willis Group Holdings Plc(d)	97,850,880
		118,993,635
ISLE OF MAN — 0.0%
17,071	Exillon Energy Plc(b)	40,969
4,535	Hansard Global Plc	6,974
		47,943
ISRAEL — 1.6%
36,864	Africa Israel Investments Ltd.(b)	89,265
4,663	Airport City Ltd.(b)	28,732
2,967	Alon Holdings Blue Square Israel Ltd.(b)	11,156
1,293	AL-ROV Israel Ltd.(b)	35,962
16,296	AudioCodes Ltd.(b)	64,548
2,501	Azrieli Group	72,274
28	Bayside Land Corp.	6,208
111,791	Bezeq The Israeli Telecommunication Corp. Ltd.	162,152
1,289	Biocell Ltd.(b)	9,884
409	Ceragon Networks Ltd.(b)	1,578
1,662,500	Check Point Software Technologies Ltd.(b)	77,505,750
4,796	Clal Biotechnology Industries Ltd.(b)	10,302
49,365	Clal Industries Ltd.	196,221
7,869	Clal Insurance Enterprise Holdings Ltd.	130,140
6,078	Compugen Ltd.(b)	35,858
13,567	Delek Automotive Systems Ltd.	145,661
694	Delek Group Ltd.	182,550
1,042	Delta-Galil Industries Ltd.	15,187
692	DS Apex Holdings Ltd.	2,513
4,935	Elbit Systems Ltd.	205,797
905	Electra Ltd.	110,670
1	Electra Real Estate Ltd.(b)	1
Shares		Value
ISRAEL (continued)
1,670	Elron Electronic Industries Ltd.	$9,028
509	Equital Ltd.(b)	5,925
205	Evogene Ltd.(b)	1,132
4,175	EZchip Semiconductor Ltd.(b)	94,168
15,405	First International Bank of Israel Ltd.(b)	224,267
3,427	Formula Systems (1985) Ltd.(b)	71,675
26,484	Frutarom Industries Ltd.	391,387
1,557	Gilat Satellite Networks Ltd.(b)	8,769
4,055	Given Imaging Ltd.(b)	64,484
232	Golf & Co. Ltd.	681
1,279	Hadera Paper Ltd.(b)	74,207
4,610	Harel Insurance Investments & Financial Services Ltd.	229,150
270	Industrial Buildings Corp.	405
252,816	Israel Discount Bank Ltd. - Class A(b)	424,040
477	Ituran Location & Control Ltd.	7,672
4,246	Jerusalem Oil Exploration(b)	110,964
5,171	Kamada Ltd.(b)	59,138
89	Maabarot Products Ltd.	905
4,100	Magic Software Enterprises Ltd.	22,519
9,868	Matrix IT Ltd.	49,959
1,459	Melisron Ltd.	30,286
8,990	Mellanox Technologies Ltd.(b)	468,934
9,866	Menorah Mivtachim Holdings Ltd.(b)	104,467
158,600	Migdal Insurance & Financial Holding Ltd.	259,644
1,673	Mivtach Shamir Holdings Ltd.	43,983
61,197	Mizrahi Tefahot Bank Ltd.(b)	625,456
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	38,586
736	Neto ME Holdings Ltd.	27,592
12,519	NICE Systems Ltd.(b)	438,951
200,000	NICE Systems Ltd. - ADR(b)	7,094,000
645	Nitsba Holdings 1995 Ltd.(b)	7,501
2,068	Nova Measuring Instruments Ltd.(b)	18,476
628,921	Oil Refineries Ltd.(b)	329,986
6,762	Ormat Industries Ltd.(b)	40,138
8,208	Osem Investments Ltd.	166,037
9,897	Partner Communications Co. Ltd.	68,244
2,872	Paz Oil Co. Ltd.(b)	448,625
15,462	Phoenix Holdings Ltd. (The)	46,709
1,121	Plasson Industries Ltd.	37,179
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,008
7,504	REIT 1 Ltd.	16,758
68,879	Shikun & Binui Ltd.	144,060
13,900	Shufersal Ltd.	50,558
6,039	Strauss Group Ltd.	88,858
2,366	Tower Semiconductor Ltd.(b)	15,494

29

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
ISRAEL (continued)
6,295	Union Bank of Israel(b)	$23,845
		91,540,259
ITALY — 0.5%
155,713	A2A SpA	122,425
8,199	ACEA SpA	56,094
320,040	Aedes SpA(b)	15,595
3,675	Aeroporto di Venezia Marco Polo SAVE SpA	53,480
3,797	Alerion Cleanpower SpA	18,002
27,658	Amplifon SpA	142,419
6,452	Ansaldo STS SpA	66,574
45,001	Arnoldo Mondadori Editore SpA(b)	59,857
5,010	Ascopiave SpA(b)	9,567
9,416	Astaldi SpA	65,040
14,058	Autogrill SpA	181,897
10,738	Azimut Holding SpA	199,677
250,053	Banca Carige SpA	181,778
16,412	Banca Generali SpA	338,256
1,325	Banca IFIS SpA	13,864
1,163,180	Banca Monte dei Paschi di Siena SpA(b)	327,663
180,030	Banca Piccolo Credito Valtellinese Scarl	225,236
160,306	Banca Popolare dell’Emilia Romagna Scrl	1,357,470
6,712	Banca Popolare dell’Etruria e del Lazio(b)	15,291
1,724,010	Banca Popolare di Milano Scarl(b)	1,151,111
107,950	Banca Popolare di Sondrio Scarl	625,809
34,098	Banca Profilo SpA	11,671
7,285	Banco di Desio e della Brianza SpA	18,977
507,673	Banco Popolare Scarl(b)	732,095
3,334	BasicNet SpA	7,341
7,670	Biesse SpA(b)	26,141
13,563	Brembo SpA	222,022
186,475	Brioschi Sviluppo Immobiliare SpA(b)	23,035
19,914	Buzzi Unicem SpA	304,481
4,217	Caltagirone Editore SpA	4,407
22,475	Cementir Holding SpA	63,341
389,606	CIR-Compagnie Industriali Riunite SpA	449,982
2,627	Credito Bergamasco SpA	44,076
29,592	Credito Emiliano SpA	169,135
13,731	Danieli & C Officine Meccaniche SpA	350,088
4,885	Datalogic SpA	36,252
93,104	Davide Campari-Milano SpA	756,524
50,118	DeA Capital SpA(b)	87,784
23,657	Delclima(b)	26,482
23,657	De’Longhi SpA	358,595
9,154	DiaSorin SpA	343,337
Shares		Value
ITALY (continued)
1,977	Ei Towers SpA(b)	$69,751
1,550	Engineering SpA	63,749
24,995	ERG SpA	239,308
5,852	Esprinet SpA	28,438
15,793	Eurotech SpA(b)	26,393
49,066	Falck Renewables SpA	53,988
297,242	Fiat SpA(b)	1,777,979
177,120	Finmeccanica SpA(b)	921,837
151,956	Fondiaria-Sai SpA(b)	310,184
457,280	Gemina SpA(b)	873,814
10,615	Geox SpA	32,153
57,144	Gruppo Editoriale L’Espresso SpA	59,715
54,823	Hera SpA	111,548
36,611	Immobiliare Grande Distribuzione REIT	39,536
182,644	IMMSI SpA	109,707
16,260	Indesit Co. SpA	127,732
3,035	Industria Macchine Automatiche SpA	72,265
198,830	Intek Group SpA(b)	82,483
32,568	Interpump Group SpA	286,508
132,330	Iren SpA	135,061
36,786	Italcementi SpA	228,178
4,486	Italmobiliare SpA(b)	91,512
40,005	Juventus Football Club SpA(b)	11,327
762	Landi Renzo SpA(b)	1,273
12,807	Lottomatica Group SpA	326,529
29,519	Maire Tecnimont SpA(b)	14,240
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	113,226
189,408	Mediaset SpA	489,403
197,050	Mediobanca SpA	1,252,372
40,338	Mediolanum SpA	271,725
145,710	Milano Assicurazioni SpA(b)	95,409
7,534	Nice SpA	25,202
635,716	Parmalat SpA	1,959,063
70,369	Piaggio & C SpA	180,711
134,537	Pirelli & C. SpA	1,397,053
18,004	Poltrona Frau SpA(b)	25,797
324,328	Prelios SpA(b)	31,180
96,013	Premafin Finanziaria SpA(b)	22,760
11,421	Prysmian SpA	230,577
71,976	RCS MediaGroup SpA(b)	69,812
30,604	Recordati SpA	315,580
125,022	Reno de Medici SpA(b)	19,412
490	Reply SpA	19,030
70,103	Retelit SpA(b)	46,623
29	Sabaf SpA	355
82	SAES Getters SpA	817
18,803	Safilo Group SpA(b)	308,295
119,252	Saras SpA(b)	158,777
18,549	Snai SpA(b)	18,981
16,282	Societa Cattolica di Assicurazioni SCRL(b)	319,709

30

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
ITALY (continued)
3,795	Societa Iniziative Autostradali e Servizi SpA	$34,335
471	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	23,292
3,079	Socotherm SpA(b)(c)(d)	277
15,879	Sogefi SpA	46,006
12,888	SOL SpA	85,713
60,496	Sorin SpA(b)	169,538
6,138	Tamburi Investment Partners SpA	12,942
305,149	Telecom Italia Media SpA(b)	42,517
20,102	Tiscali SpA(b)	1,112
3,433	Tod’s SpA	498,224
18,881	Trevi Finanziaria Industriale SpA	144,219
6,610	Uni Land SpA(b)(c)(d)	0
446,071	Unione di Banche Italiane SCPA	1,862,227
83,800	Unipol Gruppo Finanziario SpA(b)	286,937
2,770	Vianini Lavori SpA	12,585
10,354	Vittoria Assicurazioni SpA	88,632
13,735	Yoox SpA(b)	257,939
11,183	Zignago Vetro SpA	70,338
		26,366,781
JAPAN — 5.1%
130,000	77 Bank Ltd. (The)	772,119
4,700	A&D Co. Ltd.	27,192
779	Accordia Golf Co. Ltd.	884,601
59,000	Achilles Corp.	84,731
56,800	ADEKA Corp.	510,405
7,200	Advan Co. Ltd.	91,066
4,300	Aeon Delight Co. Ltd.	89,057
2,200	Aeon Fantasy Co. Ltd.	40,825
800	Agrex, Inc.	7,123
8,600	Ahresty Corp.	58,754
11,600	Ai Holdings Corp.	115,899
22,400	Aica Kogyo Co. Ltd.	451,286
3,300	Aichi Bank Ltd. (The)	188,552
4,500	Aichi Corp.	21,049
84,000	Aichi Steel Corp.	342,945
9,000	Aichi Tokei Denki Co. Ltd.	24,558
38,100	Aida Engineering Ltd.	314,618
6,700	Aigan Co. Ltd.(b)	22,337
2,800	Ain Pharmaciez, Inc.	136,862
7,400	Aiphone Co. Ltd.	120,847
38,000	Air Water, Inc.	613,941
11,300	Airport Facilities Co. Ltd.	84,154
13,400	Aisan Industry Co. Ltd.	128,522
11,300	Aizawa Securities Co. Ltd.	70,940
91,000	Akita Bank Ltd. (The)	252,972
2,100	Alconix Corp.	42,006
10,500	Alfresa Holdings Corp.	623,634
79,500	Allied Telesis Holdings KK	72,580
Shares		Value
JAPAN (continued)
11,100	Alpen Co. Ltd.	$231,713
3,200	Alpha Corp.	35,123
3,360	Alpha Systems, Inc.	48,943
30,200	Alpine Electronics, Inc.	307,623
86,600	Alps Electric Co. Ltd.	658,261
2,500	Alps Logistics Co. Ltd.	27,030
1,500	Altech Corp.	16,202
139,000	Amada Co. Ltd.	1,112,171
16,800	Amano Corp.	179,400
5	Amiyaki Tei Co. Ltd.	15,438
3,500	Amuse, Inc.	83,295
13,000	Anest Iwata Corp.	56,942
31,000	Anritsu Corp.	462,687
12,400	AOC Holdings, Inc.	43,502
1,800	AOI Electronic Co. Ltd.	30,466
16,800	AOKI Holdings, Inc.	517,864
84,000	Aomori Bank Ltd. (The)	249,885
24,100	Aoyama Trading Co. Ltd.	720,145
10,600	Arakawa Chemical Industries Ltd.	86,227
25,000	Araya Industrial Co. Ltd.	35,903
8,700	Arcland Sakamoto Co. Ltd.	185,986
17,638	Arcs Co. Ltd.	349,558
3,600	Argo Graphics, Inc.	53,916
218,200	Ariake Japan Co. Ltd.(d)	5,013,776
22,800	Arisawa Manufacturing Co. Ltd.(b)	82,093
6,200	Arnest One Corp.	141,891
9,900	Arrk Corp.(b)	33,005
5,190	As One Corp.	122,556
4,000	Asahi Co. Ltd.	67,169
20,000	Asahi Diamond Industrial Co. Ltd.	209,468
6,850	Asahi Holdings, Inc.	138,567
13,000	Asahi Kogyosha Co. Ltd.	43,340
3,000	Asahi Net, Inc.	15,356
32,000	Asahi Organic Chemicals Industry Co. Ltd.	72,216
23,000	Asanuma Corp.(b)	19,111
12,400	Asatsu-DK, Inc.	317,107
31	Asax Co. Ltd.	69,482
24,000	Ashimori Industry Co. Ltd.(b)	35,452
18,000	ASKA Pharmaceutical Co. Ltd.	133,497
12,000	Asunaro Aoki Construction Co. Ltd.	65,364
10,300	Atom Corp.	60,436
77,000	Atsugi Co. Ltd.	93,994
60,900	Autobacs Seven Co. Ltd.	1,025,776
1,300	Avex Group Holdings, Inc.	37,112
129,000	Awa Bank Ltd. (The)	762,210
9,300	Azbil Corp.	200,529
47,000	Bando Chemical Industries Ltd.	144,638
5,400	Bank of Iwate Ltd. (The)	232,097
26,000	Bank of Kochi Ltd. (The)	40,806
64,000	Bank of Nagoya Ltd. (The)	303,308
15,100	Bank of Okinawa Ltd. (The)	732,656

31

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
67,000	Bank of Saga Ltd. (The)	$170,447
25,200	Bank of the Ryukyus Ltd.	371,983
8,100	Belc Co. Ltd.	140,339
20,200	Belluna Co. Ltd.	197,887
44,000	Best Denki Co. Ltd.(b)	96,589
297	Bic Camera, Inc.	130,243
500	BML, Inc.	12,869
2,100	Bookoff Corp.	15,187
27,000	Bunka Shutter Co. Ltd.	153,716
500	C Uyemura & Co. Ltd.	20,413
4,600	CAC Corp.	47,706
63,000	Calsonic Kansei Corp.	299,215
20	Can Do Co. Ltd.	36,539
8,600	Canon Electronics, Inc.	174,938
11,400	Canon Marketing Japan, Inc.	166,056
17,100	Casio Computer Co. Ltd.(b)	141,557
9,900	Cawachi Ltd.	222,505
137,000	Central Glass Co. Ltd.	483,438
2,000	Central Security Patrols Co. Ltd.	18,752
1,000	Central Sports Co. Ltd.	15,961
22,650	Century Tokyo Leasing Corp.	667,755
17,700	Chiba Kogyo Bank Ltd. (The)(b)	160,505
19,000	Chino Corp.	43,073
8,400	Chiyoda Co. Ltd.	242,388
4,200	Chiyoda Integre Co. Ltd.	61,437
500	Chofu Seisakusho Co. Ltd.	11,576
4,600	Chori Co. Ltd.	51,858
12,400	Chubu Shiryo Co. Ltd.	71,740
40,000	Chuetsu Pulp & Paper Co. Ltd.	61,548
153,000	Chugai Mining Co. Ltd.(b)	65,918
28,000	Chugai Ro Co. Ltd.	74,104
29,000	Chugoku Bank Ltd. (The)	504,529
27,000	Chugoku Marine Paints Ltd.	135,990
52,000	Chukyo Bank Ltd. (The)	109,884
5,500	Chuo Denki Kogyo Co. Ltd.	19,690
7,000	Chuo Spring Co. Ltd.	24,199
76,900	Citizen Holdings Co. Ltd.	453,583
24,700	CKD Corp.	180,148
48,000	Clarion Co. Ltd.(b)	67,949
11,000	Cleanup Corp.	83,387
2,000	CMIC Holdings Co. Ltd.	43,494
23,400	CMK Corp.(b)	81,132
22,200	Coca-Cola Central Japan Co. Ltd.	334,759
15,100	Coca-Cola West Co. Ltd.	280,826
11,890	Cocokara Fine, Inc.	448,840
4,100	Computer Engineering & Consulting Ltd.	28,725
4,400	Computer Institute of Japan Ltd.	19,363
71,300	COMSYS Holdings Corp.	943,499
4,000	Co-Op Chemical Co. Ltd.(b)	5,416
8,600	Corona Corp.	96,776
7,000	Cosel Co. Ltd.	80,351
234,000	Cosmo Oil Co. Ltd.(b)	556,886
Shares		Value
JAPAN (continued)
3,500	Cosmos Pharmaceutical Corp.	$390,265
2,700	Create Medic Co. Ltd.	24,650
600	Create SD Holdings Co. Ltd.	26,619
5,300	CTI Engineering Co. Ltd.	38,329
23	Cybernet Systems Co. Ltd.	7,456
22,000	Dai Nippon Toryo Co. Ltd.	40,396
6,100	Daibiru Corp.	84,287
200,000	Daicel Corp.	1,610,504
9,000	Dai-Dan Co. Ltd.	47,730
17,000	Daido Kogyo Co. Ltd.	28,948
13,000	Daido Metal Co. Ltd.	102,816
109,000	Daido Steel Co. Ltd.	592,604
7,300	Daidoh Ltd.	50,172
33,950	Daiei, Inc. (The)(b)	133,035
1,000	Daihatsu Diesel Manufacturing Co. Ltd.	5,211
21,000	Daihen Corp.	63,764
43,000	Daiho Corp.(b)	56,460
22,000	Daiichi Jitsugyo Co. Ltd.	110,807
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	11,232
28,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	72,093
4,300	Dai-ichi Seiko Co. Ltd.	62,900
2,200	Daiichikosho Co. Ltd.	65,423
27,000	Daiken Corp.	73,673
19,000	Daiki Aluminium Industry Co. Ltd.	41,514
2,200	Daiko Clearing Services Corp.	17,287
1,700	Daikoku Denki Co. Ltd.	45,183
1,000	Daikokutenbussan Co. Ltd.	27,358
148,000	Daikyo, Inc.	570,837
5,300	Dainichi Co. Ltd.	44,418
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	181,628
26,000	Daio Paper Corp.	155,757
44,000	Daisan Bank Ltd. (The)	79,438
11,910	Daiseki Co. Ltd.	227,852
62,000	Daishi Bank Ltd. (The)	244,858
11,000	Daishinku Corp.	34,528
26,000	Daiso Co. Ltd.	76,278
2,200	Daisyo Corp.	27,984
55,000	Daito Bank Ltd. (The)	56,419
5,200	Daito Electron Co. Ltd.	23,897
13,000	Daiwa Industries Ltd.	81,479
91,000	Daiwabo Holdings Co. Ltd.	171,760
66	Daiwahouse Residential Investment Corp. REIT	280,966
10,400	DC Co. Ltd.	34,671
63,060	DCM Holdings Co. Ltd.	622,288
211,000	Denki Kagaku Kogyo KK	770,539
25,000	Denki Kogyo Co. Ltd.	115,915
12,600	Denyo Co. Ltd.	182,243
19,000	Descente Ltd.	122,203
151,000	DIC Corp.	337,672

32

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
12	Digital Garage, Inc.	$43,945
3,200	Disco Corp.	206,473
10,700	Doshisha Co. Ltd.	168,592
4,574	Doutor Nichires Holdings Co. Ltd.	65,219
71,000	Dowa Holdings Co. Ltd.	508,365
12	Dr Ci:Labo Co. Ltd.	36,449
6	Dream Incubator, Inc.(b)	11,362
6,800	DTS Corp.	113,909
6,600	Dunlop Sports Co. Ltd.	81,920
40,300	Duskin Co. Ltd.	817,699
4,400	Dydo Drinco, Inc.	196,789
18,000	Dynic Corp.	34,159
11,000	Eagle Industry Co. Ltd.	107,647
900	Earth Chemical Co. Ltd.	31,805
242,000	Ebara Corp.	1,012,833
300	Echo Trading Co. Ltd.	2,530
35,600	EDION Corp.	166,524
66,000	Ehime Bank Ltd. (The)	169,934
11,000	Eidai Co. Ltd.	54,275
77,000	Eighteenth Bank Ltd. (The)	198,256
6,400	Eiken Chemical Co. Ltd.	105,501
5,200	Eizo Corp.	89,934
2,100	Elematec Corp.	28,241
1,900	Enplas Corp.	110,314
28	EPS Corp.	44,319
17,500	ESPEC Corp.	145,227
2,800	Excel Co. Ltd.	28,292
12,300	Exedy Corp.	307,863
12,000	Ezaki Glico Co. Ltd.	134,667
3,100	F&A Aqua Holdings, Inc.	62,041
381	Faith, Inc.	45,766
3,000	Falco SD Holdings Co. Ltd.	38,006
10,100	Fancl Corp.	110,236
486,300	FCC Co. Ltd.(d)	12,316,507
800	Felissimo Corp.	9,684
19,300	Ferrotec Corp.	80,578
54,200	FIDEA Holdings Co. Ltd.	137,328
3,900	Fields Corp.	79,012
5,000	First Baking Co. Ltd.(b)	7,642
15,100	Foster Electric Co. Ltd.	205,856
4,300	FP Corp.	285,387
34,000	France Bed Holdings Co. Ltd.	74,288
2,900	F-Tech, Inc.	45,009
5,900	Fuji Co. Ltd.	108,153
10,600	Fuji Corp. Ltd.	70,243
220,000	Fuji Electric Co. Ltd.	751,500
7,500	Fuji Electronics Co. Ltd.	95,015
13,000	Fuji Kiko Co. Ltd.	45,874
16,000	Fuji Kyuko Co. Ltd.	150,177
26,600	Fuji Oil Co. Ltd.	421,845
7,400	Fuji Soft, Inc.	197,516
36,000	Fujibo Holdings, Inc.	101,185
5,600	Fujicco Co. Ltd.	64,396
12,100	Fujikura Kasei Co. Ltd.	50,021
111,000	Fujikura Ltd.	415,602
Shares		Value
JAPAN (continued)
3,000	Fujikura Rubber Ltd.	$9,109
8,500	Fujimori Kogyo Co. Ltd.	271,170
2,000	Fujita Kanko, Inc.	10,648
47,000	Fujitec Co. Ltd.	508,160
2,600	Fujitsu Frontech Ltd.	17,335
18,000	Fujitsu General Ltd.	175,596
7,700	FuKoKu Co. Ltd.	72,352
19,000	Fukuda Corp.	76,207
81,000	Fukui Bank Ltd. (The)	169,503
65,000	Fukushima Bank Ltd. (The)	60,009
2,600	Fukushima Industries Corp.	70,464
105,000	Fukuyama Transporting Co. Ltd.	584,859
7,800	Funai Consulting Ltd.	59,769
7,000	Funai Electric Co. Ltd.(b)	86,670
48,000	Furukawa Co. Ltd.	61,548
201,000	Furukawa Electric Co. Ltd.	507,216
55,000	Furukawa-Sky Aluminum Corp.	169,821
5,800	Furuno Electric Co. Ltd.	45,872
4,000	Furusato Industries Ltd.	40,006
13,000	Fuso Pharmaceutical Industries Ltd.	55,075
27,700	Futaba Corp.	385,587
24,700	Futaba Industrial Co. Ltd.(b)	114,778
3	Future Architect, Inc.	1,511
14,300	Fuyo General Lease Co. Ltd.	649,833
900	G-7 Holdings, Inc.	6,841
20,000	Gakken Holdings Co. Ltd.	62,984
6,400	Gecoss Corp.	50,092
108	Geo Holdings Corp.	128,955
12,700	Glory Ltd.	349,011
16,800	GMO internet, Inc.	219,898
59,000	Godo Steel Ltd.	96,835
6,480	Goldcrest Co. Ltd.	213,042
32,000	Goldwin, Inc.	185,136
2,000	Gourmet Kineya Co. Ltd.	14,136
3,100	Gree, Inc.	39,718
114,000	GS Yuasa Corp.	482,967
36,000	GSI Creos Corp.	52,439
500	G-Tekt Corp.	15,746
20,900	Gulliver International Co. Ltd.	167,655
28,000	Gun-Ei Chemical Industry Co. Ltd.	65,487
110,000	Gunma Bank Ltd. (The)	698,466
74,000	Gunze Ltd.	192,809
6,600	H.I.S. Co. Ltd.	284,351
65,000	H2O Retailing Corp.	724,111
5,800	Hakudo Co. Ltd.	47,538
10,630	Hakuhodo DY Holdings, Inc.	875,611
9,600	Hakuto Co. Ltd.	98,083
1,400	Hamakyorex Co. Ltd.	49,618
600	Hamamatsu Photonics KK	24,650
172,000	Hanwa Co. Ltd.	647,525
2,000	Happinet Corp.	15,982
5,100	Harashin Narus Holdings Co. Ltd.	91,082

33

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
7,400	Hard Off Corp. Co. Ltd.	$49,872
8,400	Harima Chemicals Group, Inc.	40,499
1,300	Haruyama Trading Co. Ltd.	9,735
160,500	Haseko Corp.(b)	233,790
93,930	Hazama Ando Corp.	220,649
15,600	Heiwa Corp.	323,090
15,900	Heiwa Real Estate Co. Ltd.	402,862
12,300	Heiwado Co. Ltd.	221,560
20,900	Hibiya Engineering Ltd.	204,530
4,200	Hiday Hidaka Corp.	85,176
10,000	Higashi Nihon House Co. Ltd.	86,885
54,000	Higashi-Nippon Bank Ltd. (The)	136,821
69,000	Higo Bank Ltd. (The)	467,149
14,200	Hikari Tsushin, Inc.	773,473
1,300	Hioki EE Corp.	20,803
13,000	Hiroshima Bank Ltd. (The)	68,411
20,000	Hisaka Works Ltd.	185,875
159,000	Hitachi Cable Ltd.(b)	275,642
18,900	Hitachi Capital Corp.	470,343
11,600	Hitachi Koki Co. Ltd.	100,549
11,000	Hitachi Kokusai Electric, Inc.	129,312
14,000	Hitachi Medical Corp.	223,029
21,800	Hitachi Transport System Ltd.	346,170
212,000	Hitachi Zosen Corp.	352,300
5,000	Hochiki Corp.	23,850
16,000	Hodogaya Chemical Co. Ltd.	36,108
20,200	Hogy Medical Co. Ltd.	1,243,268
5,000	Hokkaido Coca-Cola Bottling Co. Ltd.	24,722
26,100	Hokkaido Electric Power Co., Inc.(b)	330,651
10,000	Hokkaido Gas Co. Ltd.	26,158
28,000	Hokkan Holdings Ltd.	85,880
4,000	Hokko Chemical Industry Co. Ltd.	13,951
111,000	Hokkoku Bank Ltd. (The)	470,257
107,000	Hokuetsu Bank Ltd. (The)	251,351
97,865	Hokuetsu Kishu Paper Co. Ltd.	434,688
393,000	Hokuhoku Financial Group, Inc.	915,125
8,000	Hokuriku Electric Industry Co. Ltd.	10,012
21,100	Hokuriku Electric Power Co.	310,380
6,800	Hokuto Corp.	130,999
800	H-One Co. Ltd.	9,823
7,320	Honeys Co. Ltd.	94,687
195,200	Horiba Ltd.	7,048,305
9,900	Hoshizaki Electric Co. Ltd.	329,543
18,500	Hosiden Corp.	105,514
26,000	Hosokawa Micron Corp.	232,569
44,500	House Foods Corp.	775,104
87,000	Howa Machinery Ltd.	115,125
1,000	Hurxley Corp.	7,970
200	Hutech Norin Co. Ltd.	2,006
67,000	Hyakugo Bank Ltd. (The)	334,708
Shares		Value
JAPAN (continued)
82,000	Hyakujushi Bank Ltd. (The)	$323,845
2,000	I Metal Technology Co. Ltd.	3,426
39,200	Ibiden Co. Ltd.	685,603
7,300	IBJ Leasing Co. Ltd.	256,101
2,400	Ichibanya Co. Ltd.	106,970
78	Ichigo Group Holdings Co. Ltd.	80,652
21,000	Ichikoh Industries Ltd.(b)	31,451
7,300	ICHINEN Holdings Co. Ltd.	53,766
5,800	Ichiyoshi Securities Co. Ltd.	84,306
2,300	Icom, Inc.	56,907
9,700	Idec Corp.	86,368
20,000	Ihara Chemical Industry Co. Ltd.	136,636
19,500	Iino Kaiun Kaisha Ltd.	135,421
6,600	Imasen Electric Industrial	76,572
10,400	Inaba Denki Sangyo Co. Ltd.	306,394
3,200	Inaba Seisakusho Co. Ltd.	46,218
21,600	Inabata & Co. Ltd.	169,060
10,800	Inageya Co. Ltd.	112,116
25	Industrial & Infrastructure Fund Investment Corp. REIT	265,425
12,200	Ines Corp.	91,608
600	I-Net Corp.	4,450
6,200	Information Services International-Dentsu Ltd.	73,139
10,300	Innotech Corp.	45,221
700	Intage, Inc.	18,727
7,000	Internet Initiative Japan, Inc.	281,479
16,000	Inui Steamship Co. Ltd.(b)	70,247
800	Iriso Electronics Co. Ltd.	17,997
1,000	Ise Chemical Corp.	8,309
145,000	Ishihara Sangyo Kaisha Ltd.(b)	127,917
14,000	Ishizuka Glass Co. Ltd.	27,430
31,066	IT Holdings Corp.	466,540
4,500	ITC Networks Corp.	40,714
14,000	Ito En Ltd.	336,770
29,000	Itochu Enex Co. Ltd.	159,748
2,000	Itochu-Shokuhin Co. Ltd.	74,268
71,000	Itoham Foods, Inc.	326,286
13,000	Itoki Corp.	81,479
8,400	Iwai Cosmo Holdings, Inc.	129,768
11,000	Iwaki & Co. Ltd.	25,049
27,000	Iwasaki Electric Co. Ltd.(b)	56,778
63,000	Iwatani Corp.	279,828
42,000	Iwatsu Electric Co. Ltd.	48,684
130,000	Iyo Bank Ltd. (The)	1,360,209
20,100	Izumi Co. Ltd.	542,062
26,000	Izumiya Co. Ltd.	130,153
46,000	Izutsuya Co. Ltd.(b)	51,434
900	Jalux, Inc.	8,946
98,000	Janome Sewing Machine Co. Ltd.(b)	85,449
17,200	Japan Airport Terminal Co. Ltd.	265,362
23,000	Japan Aviation Electronics Industry Ltd.	198,184
7,600	Japan Carlit Co. Ltd.	52,857

34

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
3,600	Japan Cash Machine Co. Ltd.	$64,995
10,400	Japan Digital Laboratory Co. Ltd.	127,806
2,900	Japan Electronic Materials Corp.	11,602
20,300	Japan Foundation Engineering Co. Ltd.	69,343
6,400	Japan Medical Dynamic Marketing, Inc.	20,221
4,700	Japan Petroleum Exploration Co.	185,859
50,000	Japan Pulp & Paper Co. Ltd.	152,844
23,000	Japan Radio Co. Ltd.(b)	87,060
92,000	Japan Steel Works Ltd. (The)	466,205
22,000	Japan Transcity Corp.	87,337
8,000	Japan Vilene Co. Ltd.	40,047
38,000	Japan Wool Textile Co. Ltd. (The)	327,825
6,500	Jastec Co. Ltd.	46,474
10,000	JBCC Holdings, Inc.	93,553
13,000	Jidosha Buhin Kogyo Co. Ltd.	66,677
3,500	Jimoto Holdings, Inc.	8,473
1,400	JK Holdings Co. Ltd.	9,651
12,000	JMS Co. Ltd.	46,776
41,000	J-Oil Mills, Inc.	127,435
20,000	Joshin Denki Co. Ltd.	179,104
8,000	JSP Corp.	116,777
100,000	Juroku Bank Ltd. (The)	424,681
4,000	Justsystems Corp.(b)	24,783
32,510	JVC Kenwood Corp.	84,039
2,000	Kabuki-Za Co. Ltd.	101,452
7,600	Kadokawa Group Holdings, Inc.	238,170
7,400	Kaga Electronics Co. Ltd.	60,575
20,100	Kagome Co. Ltd.	362,268
70,000	Kagoshima Bank Ltd. (The)	511,976
22,600	Kakaku.com, Inc.	583,286
28,000	Kaken Pharmaceutical Co. Ltd.	496,610
5,800	Kameda Seika Co. Ltd.	151,894
10,000	Kamei Corp.	101,144
91,000	Kamigumi Co. Ltd.	851,331
14,000	Kanaden Corp.	90,188
10,000	Kanagawa Chuo Kotsu Co. Ltd.	65,549
21,000	Kanamoto Co. Ltd.	485,121
13,000	Kandenko Co. Ltd.	58,942
97,000	Kaneka Corp.	583,085
81,000	Kanematsu Corp.(b)	112,171
12,300	Kanematsu Electronics Ltd.	152,670
16,000	Kanto Natural Gas Development Ltd.	107,832
50	Kappa Create Holdings Co. Ltd.(b)	941
18,000	Kasai Kogyo Co. Ltd.	88,998
16,800	Kasumi Co. Ltd.	120,634
5,000	Katakura Industries Co. Ltd.	86,526
11,900	Kato Sangyo Co. Ltd.	252,319
50,000	Kato Works Co. Ltd.	183,618
Shares		Value
JAPAN (continued)
2,400	KAWADA Technologies, Inc.	$64,330
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	58,430
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	24,537
350,000	Kawasaki Kisen Kaisha Ltd.(b)	768,323
7,000	Kawasumi Laboratories, Inc.	52,347
42,000	Keihan Electric Railway Co. Ltd.	180,520
15,900	Keihanshin Building Co. Ltd.	123,958
3,000	Keihin Co. Ltd. (The)	6,155
10,600	Keihin Corp.	173,106
159,000	Keiyo Bank Ltd. (The)	976,981
13,300	Keiyo Co. Ltd.	67,261
2,000	Kentucky Fried Chicken Japan Ltd.	43,473
36,200	Kewpie Corp.	546,240
6,525	KEY Coffee, Inc.	102,609
11,200	Kimoto Co. Ltd.	89,499
49,000	Kinden Corp.	356,875
600	King Jim Co. Ltd.	4,862
7,000	Kinki Sharyo Co. Ltd.	22,475
7,200	Kintetsu World Express, Inc.	258,871
18,000	Kinugawa Rubber Industrial Co. Ltd.	94,168
5,900	Kisoji Co. Ltd.	117,292
13,900	Kissei Pharmaceutical Co. Ltd.	301,427
66,000	Kitagawa Iron Works Co. Ltd.	114,418
4,400	Kita-Nippon Bank Ltd. (The)	113,154
21,000	Kitano Construction Corp.	46,961
31,000	Kitz Corp.	178,715
281,000	Kiyo Holdings, Inc.	490,024
29,600	Koa Corp.	318,515
22,000	Koatsu Gas Kogyo Co. Ltd.	120,059
8,200	Kobayashi Pharmaceutical Co. Ltd.	447,494
4,000	Kobe Steel Ltd.(b)	5,211
24,000	Kohnan Shoji Co. Ltd.	294,691
1,300	Kohsoku Corp.	11,735
13,000	Koike Sanso Kogyo Co. Ltd.	30,271
33,000	Koito Manufacturing Co. Ltd.	637,083
17,500	Kojima Co. Ltd.	59,599
35,700	Kokuyo Co. Ltd.	287,475
23,000	KOMAIHALTEC, Inc.	58,276
5,000	Komatsu Seiren Co. Ltd.	25,748
4,300	Komatsu Wall Industry Co. Ltd.	103,613
11,700	Komeri Co. Ltd.	363,656
12,300	Komori Corp.	152,165
9,800	Konaka Co. Ltd.	135,613
7,700	Konami Corp.	175,508
9,700	Konishi Co.Ltd.	179,900
6,500	Kose Corp.	169,559
1,600	Kourakuen Corp.	20,286
39,000	Krosaki Harima Corp.	88,014
4,200	KRS Corp.	41,877
13,828	K’s Holdings Corp.	486,537
35

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
800	KU Holdings Co. Ltd.	$7,713
79,000	Kumagai Gumi Co. Ltd.(b)	95,625
7,000	Kumiai Chemical Industry Co. Ltd.	46,387
2,100	Kura Corp.	37,030
96,000	Kurabo Industries Ltd.	180,212
46,000	Kureha Corp.	162,322
40,000	Kurimoto Ltd.	136,636
1,600	Kurita Water Industries Ltd.	32,809
23,400	Kuroda Electric Co. Ltd.	310,128
72,000	KYB Co. Ltd.	392,183
34,000	Kyodo Printing Co. Ltd.	128,697
41,000	Kyodo Shiryo Co. Ltd.	50,049
7,400	Kyoei Steel Ltd.	141,191
5,000	Kyokuto Boeki Kaisha Ltd.(b)	12,566
13,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	142,299
5,200	Kyokuto Securities Co. Ltd.	97,402
26,000	Kyokuyo Co. Ltd.	65,877
30,000	KYORIN Holdings, Inc.	801,354
4,500	Kyoritsu Maintenance Co. Ltd.	135,852
40,000	Kyosan Electric Manufacturing Co. Ltd.	132,533
2,400	Kyoto Kimono Yuzen Co. Ltd.	26,293
64,000	Kyowa Exeo Corp.	754,331
1,600	Kyowa Leather Cloth Co. Ltd.	5,383
24,000	Kyudenko Corp.	112,263
1,400	Lasertec Corp.	34,165
2,700	LEC, Inc.	35,701
8,600	Life Corp.	119,889
19,500	Lintec Corp.	354,655
54,000	Lion Corp.	315,187
25,000	Look, Inc.	95,656
4,300	Mabuchi Motor Co. Ltd.	232,456
4,500	Macnica, Inc.	91,860
6,000	MacroMill, Inc.	85,798
50,000	Maeda Corp.	239,011
47,000	Maeda Road Construction Co. Ltd.	709,207
5,000	Maezawa Kasei Industries Co. Ltd.	55,085
5,000	Maezawa Kyuso Industries Co. Ltd.	68,780
78,000	Makino Milling Machine Co. Ltd.	462,471
6,000	Mandom Corp.	219,418
4,900	Mars Engineering Corp.	109,375
11,900	Marubun Corp.	54,443
95,000	Marudai Food Co. Ltd.	314,766
14,000	Maruei Department Store Co. Ltd.(b)	16,659
13,000	Maruetsu, Inc. (The)	46,540
4,000	Marufuji Sheet Piling Co. Ltd.	9,848
30,910	Maruha Nichiro Holdings, Inc.	61,830
200	Marui Group Co. Ltd.	2,318
20,200	Maruichi Steel Tube Ltd.	508,911
Shares		Value
JAPAN (continued)
22,900	Marusan Securities Co. Ltd.	$194,034
2,900	Maruwa Co. Ltd.	88,263
20,000	Maruyama Manufacturing Co., Inc.	58,471
900	Maruzen CHI Holdings Co. Ltd.(b)	2,530
25,000	Maruzen Showa Unyu Co. Ltd.	89,501
64	Marvelous AQL, Inc.	36,371
6,500	Matsuda Sangyo Co. Ltd.	94,081
7,000	Matsui Securities Co. Ltd.	87,962
22,000	Matsumotokiyoshi Holdings Co. Ltd.	628,733
2,700	Matsuya Foods Co. Ltd.	44,979
12,000	Max Co. Ltd.	136,760
3,700	Maxvalu Tokai Co. Ltd.	50,935
2,400	MEC Co. Ltd.	15,756
83,500	Medipal Holdings Corp.	1,309,653
3,500	Megachips Corp.(b)	52,957
7,850	Megane TOP Co. Ltd.	112,977
19,000	Megmilk Snow Brand Co. Ltd.	291,768
65,000	Meidensha Corp.	194,030
3,000	Meiko Electronics Co. Ltd.	21,111
6,700	Meiko Network Japan Co. Ltd.	92,921
10,700	Meitec Corp.	275,170
200	Meito Transportation Co. Ltd.	1,319
20,900	Meiwa Corp.	90,045
10,100	Meiwa Estate Co. Ltd.(b)	63,925
4,500	Melco Holdings, Inc.	74,134
63,000	Michinoku Bank Ltd. (The)	152,516
44,000	Mie Bank Ltd. (The)	105,616
13,700	Mikuni Coca-Cola Bottling Co. Ltd.	162,177
2,448	Milbon Co. Ltd.	92,787
6,300	Mimasu Semiconductor Industry Co. Ltd.	63,721
72,000	Minato Bank Ltd. (The)	132,205
52,000	Minebea Co. Ltd.	165,892
12,600	Ministop Co. Ltd.	217,270
182,700	Miraca Holdings, Inc.	9,108,294
12,340	Mirait Holdings Corp.	133,166
8,500	Misawa Homes Co. Ltd.	151,890
23,300	MISUMI Group, Inc.	710,102
4,800	Mitani Corp.	85,429
8,000	Mito Securities Co. Ltd.	48,828
21,000	Mitsuba Corp.	249,023
21,000	Mitsubishi Gas Chemical Co., Inc.	160,271
13,000	Mitsubishi Kakoki Kaisha Ltd.(b)	26,537
22,000	Mitsubishi Logistics Corp.	392,901
18,000	Mitsubishi Nichiyu Forklift Co. Ltd.	70,534
83,000	Mitsubishi Paper Mills Ltd.	81,736
10,600	Mitsubishi Pencil Co. Ltd.	224,320
3,400	Mitsubishi Shokuhin Co. Ltd.	100,132
45,000	Mitsubishi Steel Manufacturing Co. Ltd.	96,476

36

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
18,000	Mitsuboshi Belting Co. Ltd.	$96,569
321,000	Mitsui Chemicals, Inc.	740,883
173,000	Mitsui Engineering & Shipbuilding Co. Ltd.	319,434
5,300	Mitsui High-Tec, Inc.	37,948
14,000	Mitsui Home Co. Ltd.	84,157
511	Mitsui Knowledge Industry Co. Ltd.	86,281
19,000	Mitsui Matsushima Co. Ltd.	36,642
246,000	Mitsui Mining & Smelting Co. Ltd.	552,639
66,000	Mitsui Sugar Co. Ltd.	207,170
22,000	Mitsui-Soko Co. Ltd.	149,623
38,800	Mitsumi Electric Co. Ltd.(b)	221,692
10,500	Mitsuuroko Holdings Co. Ltd.	54,070
130,300	Miura Co. Ltd.(d)	3,064,860
38,000	Miyaji Engineering Group, Inc.(b)	66,267
47,000	Miyazaki Bank Ltd. (The)	138,852
26,000	Miyoshi Oil & Fat Co. Ltd.	45,074
62,000	Mizuno Corp.	264,574
19,000	Mochida Pharmaceutical Co. Ltd.	252,593
2,200	Modec, Inc.	63,167
23	Monex Group, Inc.	10,357
45,600	Mori Seiki Co. Ltd.	571,608
34,000	Morinaga & Co. Ltd.	72,893
145,000	Morinaga Milk Industry Co. Ltd.	426,886
14,000	Morita Holdings Corp.	118,336
22,000	Mory Industries, Inc.	69,282
9,300	MOS Food Services, Inc.	185,456
14,500	Moshi Moshi Hotline, Inc.	214,484
11,900	Mr Max Corp.	41,992
2,000	Murakami Corp.	32,723
132,900	Musashi Seimitsu Industry Co. Ltd.	3,202,360
21,800	Musashino Bank Ltd. (The)	925,804
26,000	Mutoh Holdings Co. Ltd.	64,543
2,500	NAC Co. Ltd.	44,289
57,000	Nachi-Fujikoshi Corp.	253,762
5,500	Nagaileben Co. Ltd.	94,050
24,000	Nagano Bank Ltd. (The)	45,299
1,000	Nagano Keiki Co. Ltd.	7,324
91,400	Nagase & Co. Ltd.	1,168,225
7,000	Nagatanien Co. Ltd.	62,974
88,000	Nagoya Railroad Co. Ltd.	272,616
22,000	Nakabayashi Co. Ltd.	46,489
13,000	Nakamuraya Co. Ltd.	56,675
27,000	Nakayama Steel Works Ltd.(b)	19,665
11,200	Namura Shipbuilding Co. Ltd.	60,547
56,000	Nankai Electric Railway Co. Ltd.	224,609
85,000	Nanto Bank Ltd. (The)	375,801
3,600	Natori Co. Ltd.	34,713
16,000	NDS Co. Ltd.	49,567
9,600	NEC Capital Solutions Ltd.	354,024
Shares		Value
JAPAN (continued)
7,400	NEC Fielding Ltd.	$97,619
4,200	NEC Mobiling Ltd.	239,975
19,700	NEC Networks & System Integration Corp.	431,648
31,800	NET One Systems Co. Ltd.	278,252
27,200	Neturen Co. Ltd.	217,075
20,000	NGK Spark Plug Co. Ltd.	336,667
63,700	NHK Spring Co. Ltd.	688,719
26,000	Nice Holdings, Inc.	73,345
11,000	Nichia Steel Works Ltd.	37,124
38,000	Nichias Corp.	231,933
17,000	Nichiban Co. Ltd.	70,975
32,700	Nichicon Corp.	343,487
3,500	Nichiden Corp.	82,541
16,000	Nichiha Corp.	256,039
19,100	Nichii Gakkan Co.	194,164
22,000	Nichimo Co. Ltd.	47,392
125,000	Nichirei Corp.	734,728
18,000	Nichireki Co. Ltd.	131,282
6,500	Nidec Copal Corp.	53,275
5,600	Nidec-Tosok Corp.	46,760
466,300	Nifco, Inc.(d)	10,623,709
78	NIFTY Corp.	122,419
808	Nihon Chouzai Co. Ltd.	21,301
5,200	Nihon Dempa Kogyo Co. Ltd.	51,528
12,300	Nihon Kohden Corp.	472,519
3,000	Nihon M&A Center, Inc.	158,178
27,000	Nihon Nohyaku Co. Ltd.	256,747
24,000	Nihon Parkerizing Co. Ltd.	487,706
2,800	Nihon Plast Co. Ltd.	16,056
1,000	Nihon Shokuhin Kako Co. Ltd.	4,001
1,100	Nihon Tokushu Toryo Co. Ltd.	4,886
2,050	Nihon Trim Co. Ltd.	115,659
10,000	Nihon Unisys Ltd.	85,962
49,000	Nihon Yamamura Glass Co. Ltd.	97,010
29,000	Nikkiso Co. Ltd.	411,120
6,000	Nikko Co. Ltd.	23,573
55,000	Nippo Corp.	822,588
43,000	Nippon Beet Sugar Manufacturing Co. Ltd.	80,720
47,000	Nippon Carbon Co. Ltd.	109,925
8,100	Nippon Ceramic Co. Ltd.	141,336
31,000	Nippon Chemical Industrial Co. Ltd.(b)	38,796
70,000	Nippon Chemi-Con Corp.(b)	238,396
3,000	Nippon Chemiphar Co. Ltd.	19,388
115,000	Nippon Coke & Engineering Co. Ltd.	148,638
18,000	Nippon Concrete Industries Co. Ltd.	59,086
26,000	Nippon Conveyor Co. Ltd.(b)	22,403
42,000	Nippon Denko Co. Ltd.	146,484
26,000	Nippon Densetsu Kogyo Co. Ltd.	291,512
181,000	Nippon Electric Glass Co. Ltd.	920,921

37

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
400	Nippon Felt Co. Ltd.	$1,801
600	Nippon Filcon Co. Ltd.	2,622
9,700	Nippon Fine Chemical Co. Ltd.	67,662
42,000	Nippon Flour Mills Co. Ltd.	195,168
26,000	Nippon Formula Feed Manufacturing Co. Ltd.	33,338
9,200	Nippon Gas Co. Ltd.	114,286
11,000	Nippon Hume Corp.	72,555
3,100	Nippon Jogesuido Sekkei Co. Ltd.	41,944
3,400	Nippon Kanzai Co. Ltd.	55,873
60,000	Nippon Kayaku Co. Ltd.	864,133
44,000	Nippon Kinzoku Co. Ltd.(b)	55,516
56,000	Nippon Koei Co. Ltd.	220,013
17,200	Nippon Konpo Unyu Soko Co. Ltd.	265,362
25,000	Nippon Koshuha Steel Co. Ltd.(b)	24,363
432,900	Nippon Light Metal Holdings Co. Ltd.	510,679
66,000	Nippon Paint Co. Ltd.	781,966
39,400	Nippon Paper Industries Co. Ltd.(b)	586,847
6	Nippon Parking Development Co. Ltd.	487
16,000	Nippon Pillar Packing Co. Ltd.	130,974
46,000	Nippon Piston Ring Co. Ltd.	88,711
54,000	Nippon Road Co. Ltd. (The)	322,388
19,000	Nippon Seiki Co. Ltd.	250,449
4,000	Nippon Seiro Co. Ltd.	11,489
10,000	Nippon Seisen Co. Ltd.	41,647
28,000	Nippon Sharyo Ltd.	144,474
81,000	Nippon Sheet Glass Co. Ltd.(b)	93,060
35,000	Nippon Shinyaku Co. Ltd.	543,212
64,000	Nippon Shokubai Co. Ltd.	627,625
23,500	Nippon Signal Co. Ltd. (The)	189,234
74,000	Nippon Soda Co. Ltd.	343,868
28,000	Nippon Steel Trading Co. Ltd.	84,731
74,000	Nippon Suisan Kaisha Ltd.	143,468
35,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	335,693
26,000	Nippon Thompson Co. Ltd.	129,620
3,000	Nippon Tungsten Co. Ltd.	4,678
21,000	Nippon Valqua Industries Ltd.	54,070
42,000	Nippon Yakin Kogyo Co. Ltd.(b)	57,301
32,500	Nipro Corp.	323,716
1,000	Nishikawa Rubber Co. Ltd.	19,388
119,000	Nishimatsu Construction Co. Ltd.	227,050
6,400	Nishimatsuya Chain Co. Ltd.	63,353
327,000	Nishi-Nippon City Bank Ltd. (The)	1,090,168
73,000	Nishi-Nippon Railroad Co. Ltd .	298,784
18,300	Nissan Chemical Industries Ltd.	237,092
74,000	Nissan Shatai Co. Ltd.	986,818
Shares		Value
JAPAN (continued)
30,000	Nissan Tokyo Sales Holdings Co. Ltd.	$103,401
2,300	Nissei Corp.	20,526
2,200	Nissei Plastic Industrial Co. Ltd.	17,377
21,000	Nissen Holdings Co. Ltd.	77,550
1,800	Nissha Printing Co. Ltd.(b)	28,971
8,000	Nisshin Fudosan Co. Ltd.	74,350
34,000	Nisshin Oillio Group Ltd. (The)	119,629
22,924	Nisshin Steel Holdings Co. Ltd.	192,121
40,000	Nisshinbo Holdings, Inc.	290,096
34,000	Nissin Corp.	99,749
22,000	Nissin Electric Co. Ltd.	109,453
18,300	Nissin Kogyo Co. Ltd.	404,164
2,600	Nissin Sugar Co. Ltd.	61,316
6,500	Nissui Pharmaceutical Co. Ltd.	78,145
12,300	Nitta Corp.	275,310
8,600	Nittan Valve Co. Ltd.	32,200
27,000	Nittetsu Mining Co. Ltd.	130,451
125,000	Nitto Boseki Co. Ltd.(b)	439,811
17,600	Nitto Kogyo Corp.	261,603
4,800	Nitto Kohki Co. Ltd.	91,386
9,000	Nitto Seiko Co. Ltd.	34,344
3,100	Nittoku Engineering Co. Ltd.	30,655
7,400	Noevir Holdings Co. Ltd.	122,669
109,000	NOF Corp.	585,895
12,000	Nohmi Bosai Ltd.	98,477
29,600	NOK Corp.	426,002
17,000	Nomura Co. Ltd.	122,593
42,000	Noritake Co. Ltd.	113,310
8,700	Noritsu Koki Co. Ltd.	62,382
13,800	Noritz Corp.	292,322
62,900	North Pacific Bank Ltd.	216,796
7,700	NS Solutions Corp.	156,156
26,000	NS United Kaiun Kaisha Ltd.(b)	48,274
3,100	NSD Co. Ltd.	35,202
197,000	NTN Corp.	501,164
4,500	Obara Group, Inc.	108,524
21,000	Obayashi Road Corp.	100,385
2,000	OBIC Business Consultants Ltd.	113,864
960	Obic Co. Ltd.	252,987
32,000	Oenon Holdings, Inc.	90,270
117,000	Ogaki Kyoritsu Bank Ltd. (The)	434,467
4,300	Ohara, Inc.	29,377
900	Ohashi Technica, Inc.	8,078
14,038	Oiles Corp.	282,099
67,000	Oita Bank Ltd. (The)	261,168
33,100	Okabe Co. Ltd.	342,595
26,000	Okamoto Industries, Inc.	85,346
9,000	Okamoto Machine Tool Works Ltd.(b)	13,479
35,000	Okamura Corp.	265,323
21,000	Okasan Securities Group, Inc.	263,240
3,160	Okinawa Electric Power Co., Inc. (The)	116,695
54,000	OKK Corp.	106,909
62,000	OKUMA Corp.	483,992

38

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
77,000	Okumura Corp.	$311,207
26,000	Okura Industrial Co. Ltd.	114,684
14,000	Okuwa Co. Ltd.	152,516
6,700	Onoken Co. Ltd.	68,797
111,000	Onward Holdings Co. Ltd.	1,037,298
1,800	Optex Co. Ltd.	26,681
23,000	Organo Corp.	130,471
17,000	Origin Electric Co. Ltd.	66,267
2,700	Osaka Organic Chemical Industry Ltd.	12,768
9,500	Osaka Steel Co. Ltd.	173,950
6,500	OSAKA Titanium Technologies Co.	129,153
10,000	Osaki Electric Co. Ltd.	52,726
25,100	OSG Corp.	381,321
5,300	Otsuka Corp.	547,479
2,500	Otsuka Kagu Ltd.	27,799
6,100	Oyo Corp.	99,930
37,000	Pacific Industrial Co. Ltd.	225,071
39,000	Pacific Metals Co. Ltd.	195,630
2,450	Pack Corp. (The)	49,359
4,000	Pal Co. Ltd.	133,149
11,150	Paltac Corp.	144,686
57,000	PanaHome Corp.	448,469
10,500	Panasonic Industrial Devices SUNX Co. Ltd.	49,546
1,000	Panasonic Information Systems Co. Ltd.	23,552
4,300	Parco Co. Ltd.	56,328
10,100	Paris Miki Holdings, Inc.	54,393
17,500	Park24 Co. Ltd.	352,747
10,000	Pasco Corp.(b)	43,802
14	Pasona Group, Inc.	11,187
46,000	Penta-Ocean Construction Co. Ltd.	117,967
2,700	PIA Corp.	45,339
5,700	Pigeon Corp.	489,398
66	Pilot Corp.	268,780
4,800	Piolax, Inc.	135,012
78,700	Pioneer Corp.(b)	161,461
10,200	Plenus Co. Ltd.	184,884
2,100	Pola Orbis Holdings, Inc.	74,319
44,000	Press Kogyo Co. Ltd.	224,773
900	Pressance Corp.	38,083
1,500	Prestige International, Inc.	19,003
47,000	Prima Meat Packers Ltd.	130,656
6,800	Pronexus, Inc.	56,361
42,100	Raito Kogyo Co. Ltd.	235,796
14,000	Rasa Industries Ltd.(b)	19,388
13,800	Renesas Electronics Corp.(b)	40,062
85,840	Rengo Co. Ltd.	414,737
23,200	Renown, Inc.(b)	36,412
13,100	Resorttrust, Inc.	446,140
3,000	Rheon Automatic Machinery Co. Ltd.	6,955
20,000	Rhythm Watch Co. Ltd.	34,672
Shares		Value
JAPAN (continued)
8,000	Ricoh Leasing Co. Ltd.	$245,781
4,500	Right On Co. Ltd.	44,684
31,000	Riken Corp.	124,973
11,400	Riken Keiki Co. Ltd.	78,818
7,000	Riken Technos Corp.	19,818
2,600	Riken Vitamin Co. Ltd.	62,676
4,700	Ringer Hut Co. Ltd.	66,533
16,800	Riso Kagaku Corp.	321,403
698	Riso Kyoiku Co. Ltd.	69,596
4,500	Rock Field Co. Ltd.	89,044
32,000	Rohto Pharmaceutical Co. Ltd.	449,382
3,000	Roland DG Corp.	44,191
55,600	Round One Corp.	465,401
8,600	Royal Holdings Co. Ltd.	140,268
37,000	Ryobi Ltd.	86,536
16,000	Ryoden Trading Co. Ltd.	103,236
7,600	Ryohin Keikaku Co. Ltd.	717,239
13,800	Ryosan Co. Ltd.	249,854
8,400	Ryoyo Electro Corp.	75,741
3,500	S Foods, Inc.	35,257
2,000	Sagami Chain Co. Ltd.(b)	16,331
69,000	Saibu Gas Co. Ltd.	167,749
10,000	Saizeriya Co. Ltd.	141,560
41,000	Sakai Chemical Industry Co. Ltd.	127,435
18,000	Sakai Heavy Industries Ltd.	56,316
39,000	Sakai Ovex Co. Ltd.	62,410
18,000	Sakata INX Corp.	126,850
17,300	Sakata Seed Corp.	236,558
4,500	Sala Corp.	24,142
3,500	San-A Co. Ltd.	170,719
50,000	San-Ai Oil Co. Ltd.	229,779
15,000	Sanden Corp.	62,779
22,575	Sangetsu Co. Ltd.	646,323
69,000	San-In Godo Bank Ltd. (The)	587,475
44,000	Sanken Electric Co. Ltd.	205,816
17,000	Sanki Engineering Co. Ltd.	96,610
50	Sanko Marketing Foods Co. Ltd.	54,060
14,000	Sanko Metal Industrial Co. Ltd.	33,031
23,200	Sankyo Seiko Co. Ltd.	88,769
5,600	Sankyo Tateyama, Inc.(b)	154,354
120,000	Sankyu, Inc.	535,467
20,600	Sanoh Industrial Co. Ltd.	147,709
15,400	Sanshin Electronics Co. Ltd.	96,995
68,000	Sanwa Holdings Corp.	412,248
21,000	Sanyo Chemical Industries Ltd.	123,865
13,000	Sanyo Denki Co. Ltd.	98,682
2,000	Sanyo Electric Railway Co. Ltd.	7,509
5,400	Sanyo Housing Nagoya Co. Ltd.	75,944
35,000	Sanyo Shokai Ltd.	106,273
78,000	Sanyo Special Steel Co. Ltd.	316,049
69,000	Sapporo Holdings Ltd.	313,556
32,000	Sasebo Heavy Industries Co. Ltd.(b)	41,360
26,000	Sata Construction Co. Ltd.	25,071

39

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
4,900	SATO Holdings Corp.	$102,639
6,300	Sato Shoji Corp.	38,000
4,200	Satori Electric Co. Ltd.	22,662
4,000	Sawada Holdings Co. Ltd.	48,336
4,500	Sawai Pharmaceutical Co. Ltd.	580,705
17,000	SAXA Holdings, Inc.	32,610
94,280	SBI Holdings, Inc.	1,823,994
13,600	Scroll Corp.	39,062
21,797	SCSK Corp.	485,868
1,600	Secom Joshinetsu Co. Ltd.	39,062
4,000	Seibu Electric Industry Co. Ltd.	17,726
37,000	Seika Corp.	94,127
3,500	Seikagaku Corp.	47,751
55,200	Seiko Epson Corp.	632,491
26,000	Seiko Holdings Corp.	152,290
100	Seiko PMC Corp.	485
93,000	Seino Holdings Co. Ltd.	811,848
18,700	Seiren Co. Ltd.	124,494
32,000	Sekisui Jushi Corp.	443,802
35,000	Sekisui Plastics Co. Ltd.	92,271
30,000	Senko Co. Ltd.	162,487
2,000	Senshu Electric Co. Ltd.	28,517
20,720	Senshu Ikeda Holdings, Inc.	109,461
9,000	Senshukai Co. Ltd.	82,536
377,000	Sharp Corp.(b)	1,307,134
30,000	Shibaura Mechatronics Corp.(b)	75,088
25,000	Shibusawa Warehouse Co. Ltd. (The)	151,818
9,400	Shibuya Kogyo Co. Ltd.	85,529
91,000	Shiga Bank Ltd. (The)	640,365
59,000	Shikibo Ltd.	85,941
61,000	Shikoku Bank Ltd. (The)	185,844
25,000	Shikoku Chemicals Corp.	183,618
19,400	Shikoku Electric Power Co., Inc.(b)	351,244
4,600	Shima Seiki Manufacturing Ltd.	99,470
32,149	Shimachu Co. Ltd.	848,534
74,000	Shimadzu Corp.	540,473
800	Shimane Bank Ltd. (The)	10,668
3,600	Shimizu Bank Ltd. (The)	106,650
141,000	Shimizu Corp.	566,980
2,500	Shimojima Co. Ltd.	25,542
4,000	Shin Nippon Air Technologies Co. Ltd.	23,716
47,000	Shinagawa Refractories Co. Ltd.	103,657
32,000	Shindengen Electric Manufacturing Co. Ltd.	131,302
16,600	Shin-Etsu Polymer Co. Ltd.	61,472
9,000	Shin-Keisei Electric Railway Co. Ltd.	35,913
28,300	Shinko Electric Industries Co. Ltd.	287,398
12,100	Shinko Plantech Co. Ltd.	91,229
13,300	Shinko Shoji Co. Ltd.	129,200
7,000	Shinko Wire Co. Ltd.	10,771
41,000	Shinmaywa Industries Ltd.	333,097

Shares		Value
JAPAN (continued)
31,500	Shinnihon Corp.	$110,832
30,000	Shinsho Corp.	59,701
900	Shinwa Co. Ltd.	10,931
10,500	Ship Healthcare Holdings, Inc.	403,908
34,000	Shiroki Corp.	76,032
3,000	Shizuki Electric Co., Inc.	10,586
32,500	Shizuoka Gas Co. Ltd.	257,373
4,700	SHO-BOND Holdings Co. Ltd.	198,154
6,500	Shobunsha Publications, Inc.	40,340
26,000	Shochiku Co. Ltd.	261,640
500	Shoei Foods Corp.	3,821
500	Shofu, Inc.	4,683
34,000	Shoko Co. Ltd.	50,921
2,000	Showa Aircraft Industry Co. Ltd.	28,722
25,600	Showa Corp.	371,060
575,600	Showa Denko KK	927,006
32,000	Showa Sangyo Co. Ltd.	106,027
48,100	Showa Shell Sekiyu KK	385,353
11,600	Siix Corp.	174,919
60	Simplex Holdings, Inc.	23,296
15,000	Sinanen Co. Ltd.	61,394
28,000	Sinfonia Technology Co. Ltd.	47,679
41,100	Sintokogio Ltd.	371,854
1,222	SKY Perfect JSAT Holdings, Inc.	614,228
27,000	SMK Corp.	79,489
13,500	SNT Corp.	58,994
21,400	Sodick Co. Ltd.	128,859
6,100	Soft99 Corp.	42,800
2,200	Sogo Medical Co. Ltd.	96,928
49,188	Sohgo Security Services Co. Ltd.	785,111
820,800	Sojitz Corp.	1,288,223
50,000	Sotetsu Holdings, Inc.	194,389
1,900	Space Co. Ltd.	17,639
400	SPK Corp.	7,287
17,000	Square Enix Holdings Co. Ltd.	208,042
2,700	SRA Holdings, Inc.	30,743
10,000	Stanley Electric Co. Ltd.	191,619
19,100	Star Micronics Co. Ltd.	221,790
2,800	Start Today Co. Ltd.	42,337
26,000	Starzen Co. Ltd.	71,211
2,300	Stella Chemifa Corp.	45,535
2,500	Studio Alice Co. Ltd.	38,391
8,000	Sugi Holdings Co. Ltd.	307,329
3,800	Sugimoto & Co. Ltd.	33,211
8,100	Sumco Corp.	85,001
4,800	Sumida Corp.	24,471
81,000	Sumikin Bussan Corp.	265,056
22,000	Suminoe Textile Co. Ltd.	67,026
84,000	Sumitomo Bakelite Co. Ltd.	340,360
13,200	Sumitomo Densetsu Co. Ltd.	202,431
35,900	Sumitomo Forestry Co. Ltd.	427,184
135,000	Sumitomo Heavy Industries Ltd.	598,246

40

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
40,000	Sumitomo Light Metal Industries Ltd.	$41,442
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	11,374
246,000	Sumitomo Osaka Cement Co. Ltd.	736,852
13,900	Sumitomo Pipe & Tube Co. Ltd.	135,742
14,000	Sumitomo Precision Products Co. Ltd.	60,461
3,140	Sumitomo Real Estate Sales Co. Ltd.	218,062
38,000	Sumitomo Seika Chemicals Co. Ltd.	144,617
61,000	Sumitomo Warehouse Co. Ltd. (The)	436,765
2,000	Suncall Corp.	10,217
12,700	Sundrug Co. Ltd.	557,583
3,600	Sun-Wa Technos Corp.	32,313
23,000	Suzuken Co. Ltd.	894,189
112,000	SWCC Showa Holdings Co. Ltd.(b)	116,038
62,000	SxL Corp.(b)	110,663
5,400	Systena Corp.	47,195
2,900	T&K Toka Co. Ltd.	70,652
1,900	T. Hasegawa Co. Ltd.	28,007
42,000	T. RAD Co. Ltd.	119,772
6,000	Tachibana Eletech Co. Ltd.	58,163
11,900	Tachi-S Co. Ltd.	219,482
69	Tact Home Co. Ltd.	141,631
68,000	Tadano Ltd.	851,003
10,000	Taihei Dengyo Kaisha Ltd.	60,830
46,000	Taihei Kogyo Co. Ltd.	162,794
37,000	Taiheiyo Kouhatsu, Inc.	49,720
9,600	Taiho Kogyo Co. Ltd.	123,194
16,700	Taikisha Ltd.	377,735
15,000	Taiko Bank Ltd. (The)	40,468
900	Taisei Lamick Co., Ltd.	22,656
147,300	Taiyo Holdings Co. Ltd.(d)	4,646,330
59,000	Taiyo Nippon Sanso Corp.	390,973
10,200	Taiyo Yuden Co. Ltd.	147,426
1,600	Takachiho Koheki Co. Ltd.	15,313
4,000	Takagi Securities Co. Ltd.	18,259
7,100	Takamatsu Construction Group Co. Ltd.	107,864
4,000	Takano Co. Ltd.	19,080
1,365	Takaoka Toko Holdings Co. Ltd.	18,651
65,000	Takara Holdings, Inc.	557,419
4,500	Takara Leben Co. Ltd.	92,414
4,400	Takara Printing Co. Ltd.	36,244
65,000	Takara Standard Co. Ltd.	510,078
21,000	Takasago International Corp.	112,017
30,400	Takasago Thermal Engineering Co. Ltd.	239,495
18,000	Takashima & Co. Ltd.	54,470
13,800	Takata Corp.	264,576

Shares		Value
JAPAN (continued)
163	Take And Give Needs Co. Ltd.	$33,625
12,000	Takihyo Co. Ltd.	54,162
15,000	Takiron Co. Ltd.	54,008
33,000	Takisawa Machine Tool Co. Ltd.	63,302
18,000	Takuma Co. Ltd.	108,940
5,900	Tamron Co. Ltd.	129,154
34,000	Tamura Corp.	70,452
1,000	Tanseisha Co. Ltd.	5,047
29,000	Tatsuta Electric Wire and Cable Co. Ltd.	206,750
20,000	Tayca Corp.	60,727
19,000	TBK Co. Ltd.	114,018
2	Techno Medica Co. Ltd.	13,500
1,200	Techno Ryowa Ltd.	5,318
13,400	Tecmo Koei Holdings Co. Ltd.	120,825
394,000	Teijin Ltd.	945,745
1,200	Teikoku Electric Manufacturing Co. Ltd.	22,785
7,000	Teikoku Sen-I Co. Ltd.	66,564
5,000	Teikoku Tsushin Kogyo Co. Ltd.	10,463
98,000	Tekken Corp.(b)	135,713
5,300	Temp Holdings Co. Ltd.	114,987
23,500	THK Co. Ltd.	493,455
1,000	Tigers Polymer Corp.	4,196
5,000	Titan Kogyo KK	12,002
11,000	TKC Corp.	194,532
156,000	Toa Corp.(b)	240,037
58,000	Toa Oil Co. Ltd.	70,206
35,000	Toa Road Corp.	191,004
51,000	Toabo Corp.	41,853
90,500	Toagosei Co. Ltd.	389,906
10,100	Tobishima Corp.(b)	13,262
15,000	Tobu Store Co. Ltd.	41,391
54,100	TOC Co. Ltd.	425,097
3,800	Tocalo Co. Ltd.	55,547
40,000	Tochigi Bank Ltd. (The)	162,076
127,000	Toda Corp.	373,893
15,000	Toda Kogyo Corp.	50,008
1,400	Toei Animation Co. Ltd.	34,122
17,000	Toei Co. Ltd.	126,081
25,000	Toenec Corp.	113,094
53,000	Toho Bank Ltd. (The)	165,820
8,000	Toho Co. Ltd.	28,969
5,000	Toho Holdings Co. Ltd.	114,428
90,000	Toho Zinc Co. Ltd.	336,052
45,000	Tohoku Bank Ltd. (The)	76,166
500	Tohokushinsha Film Corp.	4,949
14,000	Tohto Suisan Co. Ltd.	21,111
106,000	Tokai Carbon Co. Ltd.	357,737
15,600	TOKAI Holdings Corp.	50,888
22,000	Tokai Lease Co. Ltd.	43,781
26,700	Tokai Rika Co. Ltd.	540,108
28,500	Tokai Rubber Industries Ltd.	319,541

41

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
88,000	Tokai Tokyo Financial Holdings, Inc.	$797,989
1,890	Token Corp.	121,560
33,840	Tokushu Tokai Paper Co. Ltd.	73,939
37,000	Tokuyama Corp.	99,441
14,600	Tokyo Broadcasting System Holdings, Inc.	230,790
24	Tokyo Electron Device Ltd.	38,652
5,000	Tokyo Energy & Systems, Inc.	24,414
40,000	Tokyo Keiki, Inc.	88,629
39,800	Tokyo Ohka Kogyo Co. Ltd.	861,445
7,000	Tokyo Rakutenchi Co. Ltd.	36,549
107,000	Tokyo Rope Manufacturing Co. Ltd.(b)	144,884
1,000	Tokyo Sangyo Co. Ltd.	3,211
14,700	Tokyo Seimitsu Co. Ltd.	322,847
44,500	Tokyo Steel Manufacturing Co. Ltd.	181,223
86,000	Tokyo Tatemono Co. Ltd.	794,850
32,000	Tokyo Tekko Co. Ltd.	126,050
11,000	Tokyo Theaters Co., Inc.	22,568
14,200	Tokyo Tomin Bank Ltd. (The)	197,811
2,300	Tokyu Community Corp.	119,382
31,960	Tokyu Construction Co. Ltd.(b)	77,044
5,000	Tokyu Livable, Inc.	122,532
27,000	Toli Corp.	60,655
28,000	Tomato Bank Ltd.	54,285
4,000	Tomen Devices Corp.	72,955
7,900	Tomen Electronics Corp.	102,189
18,100	Tomoe Corp.	72,411
3,300	Tomoe Engineering Co. Ltd.	67,872
4,000	Tomoegawa Co. Ltd.	7,263
49,000	Tomoku Co. Ltd.	155,316
52,600	TOMONY Holdings, Inc.	215,828
20,000	Tonami Holdings Co. Ltd.	45,751
13,800	Toppan Forms Co. Ltd.	129,244
29,000	Topre Corp.	269,518
121,000	Topy Industries Ltd.	281,756
1,000	Toridoll.Corp.	13,448
8,800	Torigoe Co. Ltd. (The)	57,322
5,300	Torii Pharmaceutical Co. Ltd.	124,392
8,700	Torishima Pump Manufacturing Co. Ltd.	70,592
121	Tosei Corp.	146,339
67,000	Toshiba Machine Co. Ltd.	408,935
17,000	Toshiba Plant Systems & Services Corp.	229,840
106,000	Toshiba TEC Corp.	625,224
16,000	Tosho Printing Co. Ltd.	50,387
225,000	Tosoh Corp.	740,883
24,000	Totetsu Kogyo Co. Ltd.	400,800
21,000	Tottori Bank Ltd. (The)	46,099
3,700	Touei Housing Corp.	78,186
113,000	Towa Bank Ltd. (The)	130,984
1,900	Towa Corp.	11,714
2,800	Towa Pharmaceutical Co. Ltd.	138,729

Shares		Value
JAPAN (continued)
1,500	Toyo Construction Co. Ltd.	$4,539
8,200	Toyo Corp.	117,678
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	10,248
90,000	Toyo Engineering Corp.	430,220
152,000	Toyo Ink SC Holdings Co. Ltd.	707,883
17,000	Toyo Kohan Co. Ltd.	55,978
16,000	Toyo Securities Co. Ltd.	65,815
37,300	Toyo Seikan Group Holdings Ltd.	510,419
2,800	Toyo Tanso Co. Ltd.	61,121
111,000	Toyo Tire & Rubber Co. Ltd.	596,646
20,000	Toyo Wharf & Warehouse Co. Ltd.	43,904
93,000	Toyobo Co. Ltd.	162,179
10,100	Toyoda Gosei Co. Ltd.	261,708
14,700	Toyota Boshoku Corp.	210,959
9,200	TPR Co. Ltd.	164,587
1,200	Trancom Co. Ltd.	34,590
12,300	Transcosmos, Inc.(b)	171,596
5,100	Trusco Nakayama Corp.	105,207
7,300	TS Tech Co. Ltd.	221,580
37,700	TSI Holdings Co. Ltd.	278,056
67,000	Tsubakimoto Chain Co.	358,076
6,000	Tsubakimoto Kogyo Co. Ltd.	16,372
47,000	Tsudakoma Corp.(b)	101,728
34,000	Tsugami Corp.	174,386
18,000	Tsukishima Kikai Co. Ltd.	169,134
40,133	Tsukuba Bank Ltd.	198,432
19,300	Tsumura & Co.	628,584
5,300	Tsuruha Holdings, Inc.	515,402
7,000	Tsurumi Manufacturing Co. Ltd.	61,107
2,400	Tsutsumi Jewelry Co. Ltd.	74,842
7,000	TTK Co. Ltd.	32,815
8,100	TV Asahi Corp.	168,921
200	TV Tokyo Holdings Corp.	2,749
245,000	Ube Industries Ltd.	495,102
15,000	Ube Material Industries Ltd.	36,006
23,000	Uchida Yoko Co. Ltd.	71,960
14,000	Ueki Corp.	28,579
1,900	UKC Holdings Corp.	44,477
14,900	Ulvac, Inc.(b)	116,467
36,000	Uniden Corp.(b)	86,044
400	Union Tool Co.	8,834
8,300	Unipres Corp.	184,671
7,300	United Arrows Ltd.	283,059
1,800	Universal Entertainment Corp.	45,145
166,700	UNY Group Holdings Co. Ltd.	1,185,035
7,680	Usen Corp.(b)	12,369
14,100	U-Shin Ltd.	102,693
27,500	Ushio, Inc.	279,838
8,800	Utoc Corp.	30,692
16,200	Valor Co. Ltd.	306,102
22,600	Vital KSK Holdings, Inc.	204,011
5,400	VT Holdings Co. Ltd.	66,416

42

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
JAPAN (continued)
32,000	Wacoal Holdings Corp.	$352,875
5	Wacom Co. Ltd.	22,850
33,000	Wakachiku Construction Co. Ltd.(b)	38,591
10,000	Wakita & Co. Ltd.	124,840
4,900	Warabeya Nichiyo Co. Ltd.	83,237
2,800	Watabe Wedding Corp.	25,391
6,300	WATAMI Co. Ltd.	114,839
3,000	Weathernews, Inc.	73,457
100	Welcia Holdings Co. Ltd.	5,262
18,000	Wood One Co. Ltd.	59,271
20,700	Xebio Co. Ltd.	487,109
5,700	Y.A.C. Co. Ltd.	31,866
6,300	Yachiyo Bank Ltd. (The)	234,913
1,100	Yahagi Construction Co. Ltd.	4,818
1,200	Yaizu Suisankagaku Industry Co. Ltd.	10,845
2,000	YAMABIKO Corp.	57,034
88,000	Yamagata Bank Ltd. (The)	436,006
157,000	Yamaguchi Financial Group, Inc.	1,702,303
124,300	Yamaha Corp.	1,332,446
58,000	Yamanashi Chuo Bank Ltd. (The)	268,923
70,000	Yamatane Corp.	150,074
5,700	Yamato Kogyo Co. Ltd.	187,983
24,000	Yamazaki Baking Co. Ltd.	313,648
100	Yamazawa Co. Ltd.	1,583
18,200	Yamazen Corp.	115,751
2,500	Yaoko Co. Ltd.	108,735
34,000	Yaskawa Electric Corp.	414,689
5,100	Yasuda Warehouse Co. Ltd. (The)	60,477
15,900	Yellow Hat Ltd.	318,375
57,000	Yodogawa Steel Works Ltd.	215,172
12,000	Yokogawa Bridge Holdings Corp.	126,050
25,300	Yokogawa Electric Corp.	256,932
22,300	Yokohama Reito Co. Ltd.	200,845
3,300	Yokowo Co. Ltd.	19,261
5,000	Yomeishu Seizo Co. Ltd.	44,315
5,000	Yondenko Corp.	16,772
3,200	Yonex Co. Ltd.	17,824
8,300	Yorozu Corp.	138,355
80	Yoshinoya Holdings Co. Ltd.	93,225
56,000	Yuasa Trading Co. Ltd.	118,336
27,000	Yuken Kogyo Co. Ltd.	63,979
3,000	Yukiguni Maitake Co. Ltd.(b)	8,278
10,000	Yurtec Corp.	31,287
6,100	Yusen Logistics Co. Ltd.	64,075
2,740	Yushin Precision Equipment Co. Ltd.	51,211
4,200	Yushiro Chemical Industry Co. Ltd.	40,499
7,400	Zenrin Co. Ltd.	95,494
21,900	Zensho Holdings Co. Ltd.	290,248
Shares		Value
JAPAN (continued)
72,000	Zeon Corp.	$773,288
7,000	ZERIA Pharmaceutical Co. Ltd.	107,637
4,000	Zojirushi Corp.	13,500
10,700	Zuken, Inc.	76,064
		287,437,720
JERSEY CHANNEL ISLANDS — 0.0%
5,067	Atrium European Real Estate Ltd.	30,242
57,179	Centamin Plc(b)	36,709
55,236	Heritage Oil Plc(b)	137,281
36,148	Phoenix Group Holdings	356,275
		560,507
LIECHTENSTEIN — 0.0%
3,313	Liechtensteinische Landesbank AG	139,318
2,157	Verwaltungs- und Privat-Bank AG	172,829
		312,147
LUXEMBOURG — 0.2%
24,382	APERAM	299,360
2,734,415	AZ Electronic Materials SA(d)	12,092,643
24,534	d’Amico International Shipping SA(b)	15,464
1,317	Eurofins Scientific	286,180
1,096	GAGFAH SA(b)	14,145
22,000	L’Occitane International SA	63,787
100,579	Regus Plc	255,912
		13,027,491
MALAYSIA — 0.7%
61,000	Aeon Co. (M) Berhad	290,715
8,520	Aeon Credit Service M Berhad	40,325
317,300	Affin Holdings Berhad	369,184
608,300	AirAsia Berhad	585,807
20,200	Alam Maritim Resources Berhad(b)	6,009
739,000	Alliance Financial Group Berhad	1,083,300
45,800	Amway (Malaysia) Holdings Berhad	177,630
99,800	Ann Joo Resources Berhad	38,050
1,315,400	APM Automotive Holdings Berhad(d)	2,204,943
2,176,700	Axis Real Estate Investment Trust(d)	2,661,405
32,700	Batu Kawan Berhad	195,824
95,933	Berjaya Assets Berhad	27,590
643,800	Berjaya Corp. Berhad.	110,033
206,284	Berjaya Sports Toto Berhad	284,763
180,500	BIMB Holdings Berhad	208,235
644,400	Bintulu Port Holdings Berhad(d)	1,524,956
400	Boustead Heavy Industries Corp. Berhad	276

43

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
MALAYSIA (continued)
365,904	Boustead Holdings Berhad	$615,753
41,100	Bursa Malaysia Berhad	96,587
20,000	Cahya Mata Sarawak Berhad	21,956
75,100	Carlsberg Brewery-Malaysia Berhad	368,774
49,030	CB Industrial Product Holding Berhad	40,288
2,200	Dayang Enterprise Holdings Berhad	2,545
4,603,552	Dialog Group Berhad	3,586,004
129,600	Dijaya Corp. Berhad	64,747
209,300	DRB-Hicom Berhad	172,668
475,000	Eastern & Oriental Berhad	257,601
71,337	ECM Libra Financial Group Berhad	15,709
116,100	Evergreen Fibreboard Berhad	18,889
20,800	Fraser & Neave Holdings Berhad	124,697
739,900	Gamuda Berhad	989,776
89,300	Genting Plantations Berhad	251,243
58,000	Glomac Berhad	17,919
85,200	Green Packet Berhad(b)	9,241
76,900	Guinness Anchor Berhad	466,581
15,900	Hai-O Enterprise Berhad	11,967
499,380	HAP Seng Consolidated Berhad	279,029
110,500	Hap Seng Plantations Holdings Berhad	98,424
1,617,200	Hartalega Holdings Berhad(d)	2,785,252
19,992	Hock Seng LEE Berhad	9,528
92,500	Hong Leong Financial Group Berhad	471,241
51,500	Hong Leong Industries Berhad	71,262
350,930	IGB Corp. Berhad	272,209
833,940	IJM Corp. Berhad	1,493,828
192,200	IJM Land Berhad	162,983
125,900	IJM Plantations Berhad	122,900
24,800	JAKS Resources Berhad(b)	2,853
32,800	JT International Berhad	69,212
99,105	K&N Kenanga Holdings Berhad	17,753
44,400	Karambunai Corp. Berhad(b)	1,532
89,800	Keck Seng (Malaysia) Berhad	139,607
103,900	Kian JOO CAN Factory Berhad	81,276
70,600	Kinsteel Berhad(b)	6,845
293,400	KLCC Property Holdings Berhad(c)	699,145
1,745,750	KPJ Healthcare Berhad	3,482,893
105,000	KSK Group Berhad	21,224
13,900	KSL Holdings Berhad(b)	9,137
370,600	Kulim Malaysia Berhad	436,072
52,850	Kumpulan Fima Berhad	33,525
87,500	Lafarge Malayan Cement Berhad	285,292
157,800	Landmarks Berhad(b)	49,013
97,400	Lingkaran Trans Kota Holdings Berhad	142,459
142,700	Lion Industries Corp. Berhad	45,495
15,500	LPI Capital Berhad	70,304
Shares		Value
MALAYSIA (continued)
323,173	Mah Sing Group Berhad	$241,118
121,750	Malayan Flour Mills Berhad	51,221
156,054	Malaysia Airports Holdings Berhad	308,774
114,500	Malaysia Building Society	103,492
58,100	Malaysian Airline System Berhad(b)	12,985
78,300	Malaysian Bulk Carriers Berhad	38,088
31,313	Malaysian Pacific Industries Berhad	25,730
291,250	Malaysian Resources Corp. Berhad	134,975
37,180	MBM Resources Berhad	45,215
262,400	Media Prima Berhad	206,125
434,400	MMC Corp. Berhad	364,082
189,500	Muhibbah Engineering M Berhad	69,758
489,900	Mulpha International Berhad(b)	61,992
17,900	Naim Holdings Berhad	14,708
157,000	Nam Cheong Ltd.	33,141
710,100	NCB Holdings Berhad(d)	1,068,943
3,800	Nestle Malaysia Berhad	77,187
102,200	Oriental Holdings Berhad	328,518
441,390	OSK Holdings Berhad	232,120
4,700	Padini Holdings Berhad	2,765
4,300	Panasonic Manufacturing Malaysia Berhad	31,573
43,120	Paramount Corp. Berhad	21,117
112,459	Parkson Holdings Berhad	155,983
43,248	Pelikan International Corp. Berhad	7,321
142,800	POS Malaysia Berhad	204,168
55,600	Press Metal Berhad	32,711
3,005,200	QL Resources Berhad(d)	2,953,344
330,240	Sapurakencana Petroleum Berhad(b)	345,165
36,200	Sarawak Oil Palms Berhad	66,986
2,300	Selangor Properties Berhad	2,948
75,100	Shangri-La Hotels (Malaysia) Berhad	125,640
28,800	Shell Refining Co. Federation of Malaya Berhad	79,987
93,800	Star Publications Malaysia Berhad	74,917
18,690	Subur Tiasa Holdings Berhad(d)	11,303
332,745	Sunway Berhad	317,160
89,164	Ta Ann Holdings Berhad	102,279
682,700	TA Enterprise Berhad	113,316
195,360	TA Global Berhad	15,089
210,800	TAN Chong Motor Holdings Berhad	376,218
74,000	TDM Berhad	106,774
51,200	TH Plantations Berhad	36,854
315,760	Time dotCom Berhad	412,019
120,960	Top Glove Corp. Berhad	251,263
275,400	Tradewinds Corp. Berhad	97,759

44

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
MALAYSIA (continued)
57,200	TSH Resources Berhad	$40,421
285,308	UEM Land Holdings Berhad(b)	235,373
227,200	UMW Holdings Berhad	1,067,859
59,900	Unico-Desa Plantations Berhad	21,066
128,080	Unisem (M) Berhad	36,203
15,000	United Malacca Berhad	35,990
38,700	United Plantations Berhad	354,882
131,156	Wah Seong Corp. Berhad	70,266
2,861,300	Wellcall Holdings Berhad(d)	2,040,763
170,700	WTK Holdings Berhad	54,703
140,671	YNH Property Berhad	85,535
41,000	YTL Land & Development Berhad(b)	12,061
654,300	YTL Power International Berhad	324,731
25,600	Zhulian Corp. Berhad	22,718
		42,067,685

MALTA — 0.0%
10,130	Brait SE(b)	41,385
8,169	Unibet Group Plc - SDR	283,600
		324,985
MAURITIUS — 0.0%
141,022	Essar Energy Plc(b)	313,251

MEXICO — 0.6%
1,341,000	Alfa SAB de CV - Series A	3,113,314
22,751	Alsea SAB de CV(b)	69,346
414,805	Arca Continental SAB de CV	3,394,676
1,673,300	Asesor de Activos Prisma SAPI de CV REIT(b)	3,051,058
997	Axtel SAB de CV - CPO Shares(b)	331
392,900	Bolsa Mexicana de Valores SAB de CV	1,073,637
1,391,832	Cemex SAB de CV - CPO Units(b)	1,570,386
1,800	Cia Minera Autlan SAB de CV - Series B	1,597
83,761	Consorcio ARA SAB de CV(b)	27,593
227,687	Controladora Comercial Mexicana SAB de CV - Units	875,885
1,650,900	Corp Inmobiliaria Vesta SAB de CV(d)	3,805,596
800	Corp. Actinver SAB de CV	875
78,869	Corp. GEO SAB de CV - Series B(b)	27,346
65,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(d)	47,215
27,300	Corp. Moctezuma SAB de CV	84,987
10,362	Desarrolladora Homex SAB de CV(b)	8,406
136,820	Empresas ICA SAB de CV(b)	376,353
22,800	Financiera Independencia SAB de CV(b)	10,684
Shares		Value
MEXICO (continued)
138,700	Genomma Lab Internacional SAB de CV - Class B(b)	$300,193
53,869	Gruma SAB de CV - Series B(b)	267,298
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	420,394
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,491,355
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	2,041,089
1,600	Grupo Carso SAB de CV - Series A1	9,120
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(d)	431,962
45,878	Grupo Comercial Chedraui SA de CV	174,863
55,600	Grupo Famsa SAB de CV(b)	110,584
52,600	Grupo Herdez SAB de CV	191,473
57,500	Grupo Industrial Maseca SAB de CV - Series B	96,131
12,400	Grupo Industrial Saltillo SAB de CV	28,389
45,400	Grupo Simec SAB de CV - Series B(b)	209,496
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	640,115
10,860	Industrias Bachoco SAB de CV - Series B	30,785
170,175	Industrias CH SAB de CV - Series B(b)	1,370,953
11,100	Inmuebles Carso SAB de CV - Series B1(b)	11,061
41,776	Kimberly-Clark de Mexico SAB de CV - Class A	146,051
1,175,900	Macquarie Mexico Real Estate Management SA de CV REIT(b)	2,842,350
100	Medica Sur SAB de CV - Series B	243
16,200	Megacable Holdings SAB de CV - CPO Shares	52,900
4,857	Mexichem SAB de CV	24,776
18,386	OHL Mexico SAB de CV(b)	56,904
115,299	Organizacion Soriana SAB de CV - Series B	474,782
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	531,734
46,400	Qualitas Controladora SAB de CV	105,049
3,209	Sare Holding SAB de CV - Class B(b)	122
427,400	TV Azteca SAB de CV - CPO Shares	316,441
67,123	Urbi Desarrollos Urbanos SAB de CV(b)	9,950
		30,925,848

45

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
MONACO — 0.0%
480	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	$20,892
MONGOLIA — 0.0%
379,000	Mongolian Mining Corp.(b)	112,330
NETHERLANDS — 0.9%
47,325	Aalberts Industries NV	1,060,454
9,250	Accell Group NV	168,961
16,990	AMG Advanced Metallurgical Group NV(b)	156,401
4,482	Amsterdam Commodities NV	99,399
5,838	Arcadis NV	161,494
42,228	ASM International NV	1,408,935
33,735	BE Semiconductor Industries NV	315,434
5,643	Beter Bed Holding NV.	105,900
36,934	BinckBank NV	283,038
5,454	Brunel International NV	231,030
1,510	Cinema City International NV(b)	12,496
31,340	CSM	701,232
22,379	DE Master Blenders 1753 NV(b)	354,843
61,642	Delta Lloyd NV.	1,181,161
2,240	Exact Holding NV	47,671
15,923	Fugro NV - CVA	921,099
25,465	Gemalto NV	2,080,582
26,837	Grontmij(b)	129,603
10,856	Heijmans NV - CVA	99,649
654	Hunter Douglas NV	26,708
16,012	Kardan NV(b)	10,923
5,538	KAS Bank NV - CVA	61,993
5,597	Kendrion NV	137,616
143,792	Koninklijke BAM Groep NV	636,273
528,479	Koninklijke Boskalis Westminster NV	22,010,389
14,713	Koninklijke Ten Cate NV	357,202
9,491	Koninklijke Vopak NV	525,715
68,974	Koninklijke Wessanen NV	241,985
7,790	Macintosh Retail Group NV	89,664
95	Nederland Apparatenfabriek	3,960
1,511	New World Resources Plc - Class A	3,638
18,557	Nutreco NV	1,761,293
40,204	Ordina NV(b)	66,183
104,698	PostNL NV(b)	238,260
321,191	QIAGEN NV(b)(e)	6,393,534
80,000	QIAGEN NV(b)(e)	1,590,400
113,540	Randstad Holding NV	4,727,282
16,720	Royal Imtech NV(b)	185,844
59,258	SBM Offshore NV(b)	953,647
11,287	Sligro Food Group NV.	371,610
86,230	SNS REAAL NV(b)(c)(d)	0
10,358	Telegraaf Media Groep NV	122,223
15,951	TKH Group NV	432,738
100,323	TNT Express NV	770,791

Shares		Value
NETHERLANDS (continued)
60,046	TomTom NV(b)	$270,525
9,665	Unit4 NV	329,536
43,248	USG People NV	338,145
35,647	Wolters Kluwer NV	788,682
5,243	Xeikon NV(b)	31,790
		52,997,931
NEW ZEALAND — 0.4%
30,797	A2 Corp. Ltd.(b)	18,478
155,194	Air New Zealand Ltd.	199,536
3,210,865	Auckland International Airport Ltd.	8,531,778
29,737	Chorus Ltd.	70,095
141,294	Contact Energy Ltd.	639,460
13,867	Ebos Group Ltd.	115,295
42,299	Fisher & Paykel Healthcare Corp. Ltd.	96,080
28,085	Freightways Ltd.	108,329
6,326	Hallenstein Glasson Holdings Ltd.	30,582
38,459	Heartland New Zealand Ltd.	25,713
67,426	Infratil Ltd.	133,215
13,416	Kathmandu Holdings Ltd.	25,874
32,296	Mainfreight Ltd.	291,773
33,862	New Zealand Oil & Gas Ltd.	23,800
38,630	New Zealand Refining Co. Ltd. (The)	80,130
88,172	Nuplex Industries Ltd.	251,670
45,243	NZX Ltd.	51,577
29,901	PGG Wrightson Ltd.	9,739
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.(d)	753,823
13,536	Pumpkin Patch Ltd.(b)	13,459
18,968	Rakon Ltd.(b)	3,902
19,670	Restaurant Brands New Zealand Ltd.	49,906
130,479	Ryman Healthcare Ltd.	682,223
15,128	Sanford Ltd.	59,648
48,111	Skellerup Holdings Ltd.	61,033
99,091	Sky Network Television Ltd.	485,832
2,004,525	SKYCITY Entertainment Group Ltd.	7,663,059
12,028	Steel & Tube Holdings Ltd.	26,805
43,254	Tower Ltd.	63,769
41,749	TrustPower Ltd.(d)	261,231
58,037	Vector Ltd.	138,295
34,146	Warehouse Group Ltd. (The)	115,609
		21,081,718
NORWAY — 0.2%
46,741	ABG Sundal Collier Holding ASA	34,044
146	AF Gruppen ASA	1,494
31,265	Agasti Holding ASA(b)	6,777
11,391	Aker ASA - Class A	351,617
8,076	Algeta ASA(b)	273,798
34,500	Atea ASA	369,440

46

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
NORWAY (continued)
25,321	Austevoll Seafood ASA	$167,299
5,832	Bonheur ASA	129,960
100,901	BW Offshore Ltd.	95,188
34,039	BWG Homes ASA(b)	78,508
55,760	Cermaq ASA	831,589
25,707	Det Norske Oljeselskap ASA(b) .	364,441
111,379	DNO International ASA(b)	194,500
12,614	DOF ASA(b)	54,030
7,264	Ekornes ASA	116,521
27,547	Electromagnetic GeoServices ASA(b)	39,889
154,310	Eltek ASA	155,474
28,834	Evry ASA	41,502
142,175	Farstad Shipping ASA(d)	3,007,951
15,475	Fred Olsen Energy ASA	673,584
7,560	Ganger Rolf ASA	166,500
10,278	Grieg Seafood ASA(b)	25,844
70,588	Hurtigruten ASA(b)	34,275
24,568	Intex Resources ASA(b)	13,420
141,659	Kongsberg Automotive Holding ASA(b)	43,236
14,697	Kongsberg Gruppen ASA	277,807
27,824	Kvaerner ASA	46,852
4,486	Leroey Seafood Group ASA	140,029
543,531	Marine Harvest ASA(b)	565,540
10,381	Nordic Semiconductor ASA(b)	31,504
61,696	Norske Skogindustrier ASA(b)	27,604
4,652	Norwegian Air Shuttle AS(b)	223,464
27,762	Norwegian Energy Co. AS(b)	17,139
1,161	Odfjell SE - Class A(b)	5,315
23,394	Opera Software ASA.	159,030
18,420	Panoro Energy ASA(b)	7,986
3,052	PhotoCure ASA(b)	20,006
6,386	Q-Free ASA(b)	18,162
172,925	Renewable Energy Corp. ASA(b)	47,861
1,560	Salmar ASA(b)	15,691
31,903	Scana Industrier ASA(b)	2,047
17,460	Sevan Drilling AS(b)	10,295
5,087	Sevan Marine ASA(b)	15,438
67,692	Siem Offshore, Inc.(b)	90,741
4,950	Solstad Offshore ASA	86,699
46,489	SpareBank 1 SMN	395,034
18,362	SpareBank 1 SR Bank ASA	163,989
132,805	Storebrand ASA(b)	603,397
50,237	Tomra Systems ASA	470,441
3,670	TTS Group ASA	5,155
28,000	Vard Holdings Ltd.	23,415
26,254	Veidekke ASA	207,155
12,606	Wilh Wilhelmsen ASA	102,090
3,850	Wilh Wilhelmsen Holding ASA	106,824
		11,157,591
PAPUA NEW GUINEA — 0.0%
162,499	Highlands Pacific Ltd.(b)	13,477

Shares		Value
PERU — 0.1%
886,450	Alicorp SA(d)	$3,337,184
202,338	Copeinca ASA(d)	2,122,856
1,981,640	Ferreycorp SAA	1,709,474
		7,169,514
PHILIPPINES — 0.3%
108,200	Alliance Global Group, Inc.	62,302
232,400	Atlas Consolidated Mining & Development	117,160
64,367	BDO Unibank, Inc.(b)	143,403
120,166	Belle Corp.(b)	18,918
89,510	China Banking Corp.	150,271
337,200	DMCI Holdings, Inc.	467,378
2,243,800	Energy Development Corp.	354,887
2,159,375	Filinvest Land, Inc.	107,024
409,000	First Gen Corp.(b)	224,076
213,520	First Philippine Holdings Corp.	555,069
465,000	Global-Estate Resorts, Inc.(b)	28,808
15,090	Globe Telecom, Inc.	524,264
5,307,700	GMA Holdings, Inc. - PDR(d)	1,286,950
237,090	International Container Terminal Services, Inc.	529,939
155,000	Jollibee Foods Corp.	483,904
93,834	Lafarge Republic, Inc.	24,758
1,320,000	Lepanto Consolidated Mining - B Shares(b)	30,787
1,379,000	Lopez Holdings Corp.	234,189
3,894,100	Manila Water Co., Inc.	3,779,623
10,796,696	Megaworld Corp.	1,088,588
140,000	Metro Pacific Investments Corp.	20,714
300,578	Metropolitan Bank & Trust.	909,183
1,369,800	Nickel Asia Corp.	775,421
623,000	Pepsi-Cola Products Philippines, Inc.(b)	94,298
126,720	Philweb Corp.	43,718
135,000	Rizal Commercial Banking Corp.	242,711
538,500	Robinsons Land Corp.	336,235
171,868	Security Bank Corp.	823,430
48,220	Semirara Mining Corp.	351,458
832,152	SM Development Corp.	171,849
102,600	Union Bank of Philippines.	362,939
509,115	Universal Robina Corp.	1,470,694
2,843,000	Vista Land & Lifescapes, Inc.	453,802
		16,268,750
POLAND — 0.1%
9,002	Agora SA	17,663
1,432	AmRest Holdings SE(b)	36,708
17,254	Asseco Poland SA	234,032
26,856	Bank Handlowy w Warszawie SA.	798,919
84,867	Bank Millennium SA(b)	129,724
375,702	Boryszew SA(b)	53,504
6,150	BRE Bank SA(b)	672,640
6,112	Budimex SA	149,326

47

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
POLAND (continued)
7,771	Ciech SA(b)	$53,859
1,000	Dom Development SA.	10,444
2,276	Emperia Holding SA	39,565
14,906	Enea SA(b)	61,325
32,056	Eurocash SA	577,238
5,542	Farmacol SA(b)	89,097
207,050	Getin Holdings SA.	146,121
609,243	Getin Noble Bank SA(b)	302,708
2,643	Grupa Azoty SA	50,914
3,848	Grupa Kety SA	171,707
27,433	Grupa Lotos SA(b)	329,646
2,830	ING Bank Slaski SA(b)	80,695
2,620	Inter Cars SA	81,257
2,743	Jastrzebska Spolka Weglowa SA.	72,485
10,387	Kopex SA(b)	36,488
350	LPP SA.	708,894
1,502	Lubelski Wegiel Bogdanka SA	55,615
219,284	Netia SA(b)	291,467
10,774	Orbis SA	119,849
2,139	Pelion SA	39,600
93,126	Polimex-Mostostal SA(b)	8,252
6,109	Polnord SA(b)	9,125
18,559	Rafako SA(b)	17,620
158	Stalprodukt SA(b)	8,025
363,944	Synthos SA	542,487
9,084	Tauron Polska Energia SA	12,103
37,193	TVN SA	102,403
119	Zaklady Chemiczne Police SA	791
1,265	Zaklady Tluszczowe Kruszwica SA.	12,775
		6,125,071
PORTUGAL — 0.1%
16,720	Altri SGPS SA	43,268
97,795	Banco BPI SA(b)	140,382
3,828,745	Banco Comercial Portugues SA(b)	529,438
1,079,927	Banco Espirito Santo SA(b)	1,235,901
31,884	BANIF - Banco Internacional do Funchal SA(b)	5,039
39,805	Cimpor Cimentos de Portugal SGPS SA	179,281
2,336	Corticeira Amorim SGPS SA	6,122
37,265	INAPA - Investimentos Participacoes e Gestao SA(b) .	8,343
49,289	Mota-Engil SGPS SA	136,313
272	Novabase SGPS SA	1,019
87,362	Portucel SA	317,197
74,918	Portugal Telecom SGPS SA	390,805
39,281	REN - Redes Energeticas Nacionais SGPS SA	119,706
15,447	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	5,289
21,302	Semapa - Sociedade de Investimento e Gestao	201,425
109,476	Sonae.	106,401
15,150	Sonae Industria SGPS SA(b)	10,814

Shares		Value
PORTUGAL (continued)
66,876	Sonaecom - SGPS SA	$156,593
11,475	Teixeira Duarte SA(b)	6,800
8,732	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	39,214
		3,639,350
RUSSIA — 0.0%
24,397	Alliance Oil Co. Ltd. - SDR(b)	194,241
SINGAPORE — 1.8%
51,000	Abterra Ltd.(b)	27,535
22,000	Amara Holdings Ltd.	10,449
5,390,000	Ascendas Real Estate Investment Trust	12,034,180
155,400	ASL Marine Holdings Ltd.	85,794
123,000	Ausgroup Ltd.	52,428
136,000	Banyan Tree Holdings Ltd.(b)	67,906
165,000	Biosensors International Group Ltd.(b)	160,753
7,400	Bonvests Holdings Ltd.	6,759
105,000	Boustead Singapore Ltd.	115,937
39,000	Breadtalk Group Ltd.	30,714
132,000	Broadway Industrial Group Ltd.	33,222
40,000	Bukit Sembawang Estates Ltd.	231,550
47,355	Cape Plc	219,389
10,478,000	CapitaMall Trust REIT	19,736,105
111,000	CH Offshore Ltd.	41,905
35,000	China Aviation Oil Singapore Corp. Ltd.	29,268
51,000	China Merchants Holdings Pacific Ltd.	37,680
192,000	Chip Eng Seng Corp. Ltd.	127,044
331,000	ComfortDelGro Corp. Ltd.	533,438
137,000	Cosco Corp. Singapore Ltd.	97,325
6,000	Creative Technology Ltd.	12,763
303,000	CSC Holdings Ltd.	26,814
110,000	CSE Global Ltd.	75,465
143,000	CWT Ltd.	196,789
13,000	Elec & Eltek International Co. Ltd.	30,419
14,000	Ellipsiz Ltd.	966
15,600	Eu Yan Sang International Ltd.	8,106
8,653,400	Ezra Holdings Ltd.(b)	6,709,424
100,000	Falcon Energy Group Ltd.(b)	29,228
130,121	Far East Orchard Ltd.	235,585
179,000	First Resources Ltd.	251,417
183,000	FJ Benjamin Holdings Ltd.	39,372
28,000	Food Empire Holdings Ltd.	15,004
8,000	Forterra Trust - Units(b)	12,795
986,000	Fragrance Group Ltd.	196,127
654,579	Freight Links Express Holdings Ltd.	46,236
306,000	Gallant Venture Ltd.(b)	69,562
2,000	GK Goh Holdings Ltd.	1,380
985,000	GMG Global Ltd.	91,966
89,000	Goodpack Ltd.	121,393

48

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
SINGAPORE (continued)
15,000	GP Batteries International Ltd.	$13,031
80,000	GP Industries Ltd.	31,176
164,666	Guocoland Ltd.	302,139
111,000	GuocoLeisure Ltd.	78,854
167,000	Guthrie GTS Ltd.	103,045
21,000	Hanwell Holdings Ltd.	5,115
692,875	Healthway Medical Corp. Ltd.(b)	52,878
113,000	HG Metal Manufacturing Ltd.	8,899
55,000	Hiap Seng Engineering Ltd.	13,619
18,000	Hi-P International Ltd.	10,230
109,000	Ho Bee Investment Ltd.	190,265
274,800	Hong Fok Corp. Ltd.(b)	150,597
131,000	Hong Leong Asia Ltd.	172,830
137,600	Hotel Properties Ltd.	385,419
3,000	Hour Glass Ltd. (The)	4,287
126,000	HTL International Holdings Ltd.	31,201
65,000	HupSteel Ltd.	12,402
126,000	Hwa Hong Corp. Ltd.	37,339
4,929,000	Hyflux Ltd.(d)	5,482,447
205,000	Indofood Agri Resources Ltd.	177,255
92,000	InnoTek Ltd.	22,035
112,000	IPC Corp. Ltd.	13,458
194,000	Jaya Holdings Ltd.	105,529
101,000	Jiutian Chemical Group Ltd.(b)	7,626
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
71,000	K1 Ventures Ltd.	9,281
34,000	Keppel Telecommunications & Transportation Ltd.	37,818
13,000	K-Green Trust - Units	10,977
195,000	LC Development Ltd.	24,064
202,000	Lian Beng Group Ltd.	85,281
66,000	Low Keng Huat Singapore Ltd .	38,849
75,000	Lum Chang Holdings Ltd.	21,008
120,000	M1 Ltd.	329,301
74,000	Manhattan Resources Ltd.(b)	20,427
6,000	Marco Polo Marine Ltd.	2,070
274,000	Mercator Lines Singapore Ltd.(d)	25,138
351,800	Metro Holdings Ltd.	262,772
101,000	Mewah International, Inc.	36,900
448,000	Midas Holdings Ltd.	180,044
277,000	Neptune Orient Lines Ltd.(b)	246,257
25,000	NSL Ltd.	31,156
395,000	Oceanus Group Ltd.(b)	16,355
408,000	Olam International Ltd.	554,843
95,173	OM Holdings Ltd.(b)	38,480
32,000	OSIM International Ltd.	51,831
514,500	Otto Marine Ltd.(b)	34,670
120,000	Overseas Union Enterprise Ltd.	302,996
26,000	Pan Pacific Hotels Group Ltd.	48,973
60,000	Petra Foods Ltd.	198,750
165,000	Popular Holdings Ltd.	37,509
106,215	QAF Ltd.	83,647
251,250	Raffles Education Corp. Ltd.(b)	65,276

Shares		Value
SINGAPORE (continued)
64,965	Raffles Medical Group Ltd.	$180,385
121,000	Rotary Engineering Ltd.	46,663
231,000	Roxy-Pacific Holdings Ltd.	111,590
1,594,000	S i2i Ltd.(b)	27,177
17,000	San Teh Ltd.	4,624
132,000	Sapphire Corp. Ltd.(b)	12,110
5,235,000	SATS Ltd.(d)	13,388,203
43,000	SBS Transit Ltd.	51,668
3,970,000	SIA Engineering Co. Ltd.(d)	16,309,329
100,500	Sim Lian Group Ltd.	71,803
569,000	Sinarmas Land Ltd.	228,672
70,000	Singapore Land Ltd.	502,963
346,000	Singapore Post Ltd.	362,377
174,000	Singapore Reinsurance Corp. Ltd.(d)	36,730
2,337,000	SMRT Corp. Ltd.(d)	2,808,119
484,000	Stamford Land Corp. Ltd.	233,807
3,260,000	StarHub Ltd.	12,519,120
82,000	Sunningdale Tech Ltd.	8,788
184,000	SunVic Chemical Holdings Ltd.(b)	65,730
115,000	Super Group Ltd.	366,932
230,000	Swiber Holdings Ltd.	113,908
73,000	Tat Hong Holdings Ltd.	88,309
181,000	Tiong Woon Corp. Holding Ltd.	56,576
25,540	Triyards Holdings Ltd.(b)	15,655
295,143	Tuan Sing Holdings Ltd.	86,264
114,000	UMS Holdings Ltd.	43,964
116,627	United Engineers Ltd.	297,320
103,000	United Envirotech Ltd.	65,227
420,000	United Industrial Corp. Ltd.(d)	1,026,386
232,000	UOB-Kay Hian Holdings Ltd.	323,975
302,000	UOL Group Ltd.	1,748,202
71,000	Venture Corp. Ltd.	479,597
20,000	WBL Corp. Ltd.	67,387
209,812	Wheelock Properties (Singapore) Ltd.	333,873
155,420	Wing Tai Holdings Ltd.	275,080
1,436	XP Power Ltd.	26,767
86,000	Yanlord Land Group Ltd.(b)	98,449
26,987	Yeo Hiap Seng Ltd.	56,529
37,000	YHI International Ltd.	9,162
156,000	Yongnam Holdings Ltd.	37,996
		104,643,957
SOUTH AFRICA — 0.7%
431,520	Adcock Ingram Holdings Ltd.	2,933,384
508	Adcorp Holdings Ltd.	1,630
114,293	Advtech Ltd.	84,062
59,169	Aeci Ltd.	662,012
227,840	Afgri Ltd.	123,905
415,886	African Bank Investments Ltd.	1,320,398
2,145	African Oxygen Ltd.	4,948
44,678	African Rainbow Minerals Ltd.	880,665
13,164	Allied Electronics Corp. Ltd.	30,660
21,133	Allied Technologies Ltd.	75,385

49

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
4,378	ArcelorMittal South Africa Ltd.(b)	$11,216
419	Argent Industrial Ltd.	271
561	Assore Ltd.	18,221
11,620	Astral Foods Ltd.	122,370
125,307	Aveng Ltd.	411,941
128,958	AVI Ltd.	776,033
105,076	Barloworld Ltd.	1,100,701
25,967	Basil Read Holdings Ltd.(b)	31,831
28,795	Blue Label Telecoms Ltd.	24,741
32,224	Business Connexion Group Ltd.	19,391
8,369	Capitec Bank Holdings Ltd.	203,790
2,456	Cashbuild Ltd.	35,580
57,968	Caxton and CTP Publishers and Printers Ltd.	112,402
185,094	Cipla Medpro South Africa Ltd.	193,891
7,765	City Lodge Hotels Ltd.	110,848
391,378	Clicks Group Ltd.	2,494,770
1,776	Consolidated Infrastructure Group Ltd.(b)	3,598
27,334	Coronation Fund Managers Ltd.	163,575
107,631	DataTec Ltd.	605,713
77,015	Discovery Ltd.	701,533
12,341	Distell Group Ltd.	174,247
968	Distribution and Warehousing Network Ltd.(b)	858
3,822	DRDGOLD Ltd.	2,521
382,906	EOH Holdings Ltd.(d)	2,110,069
27,664	Eqstra Holdings Ltd.	19,114
54,199	Foschini Group Ltd. (The)	694,588
10,106	Gijima Group Ltd.(b)	101
7,837	Grand Parade Investments Ltd.	3,135
106,602	Grindrod Ltd.	223,337
556	Group Five Ltd.	2,107
44,975	Harmony Gold Mining Co. Ltd.	216,518
14,422	Hudaco Industries Ltd.	141,592
6,374	Hulamin Ltd.(b)	3,410
8,550	Iliad Africa Ltd.	4,754
52,630	Illovo Sugar Ltd.	203,458
95,843	Imperial Holdings Ltd.	2,122,249
61,419	JD Group Ltd.	226,279
25,640	JSE Ltd.	219,155
182,386	Lewis Group Ltd.	1,199,172
59,244	Liberty Holdings Ltd.	788,952
70,859	Life Healthcare Group Holdings Ltd.	299,355
15,437	Massmart Holdings Ltd.	319,973
116,507	Mediclinic International Ltd.	844,574
106,290	Merafe Resources Ltd.(b)	9,002
20,292	Metair Investments Ltd.	75,732
317,966	MMI Holdings Ltd.	811,436
76,923	Mondi Ltd.	1,028,240
38,912	Mr. Price Group Ltd.	559,299
38,126	Murray & Roberts Holdings Ltd.(b)	93,345
31,978	Mvelaserve Ltd.(b)	29,507
Shares		Value
SOUTH AFRICA (continued)
202,370	Nampak Ltd.	$743,764
221,676	Netcare Ltd.	503,949
62,045	Northam Platinum Ltd.(b)	230,175
259,789	Oceana Group Ltd.(d)	2,320,687
20,617	Omnia Holdings Ltd.	362,322
8,480	Palabora Mining Co. Ltd.(b)	100,643
50,737	Peregrine Holdings Ltd.	63,326
4,111	Petmin Ltd.	1,008
38,560	Pick’n Pay Stores Ltd.	182,627
17,834	Pinnacle Technology Holdings Ltd.	43,723
256,650	Pioneer Foods Ltd.	2,216,568
44,385	PPC Ltd.	162,286
50,557	PSG Group Ltd.	371,846
1,762	Raubex Group Ltd.	3,658
17,348	Resilient Property Income Fund Ltd. - Units	114,642
55,765	Reunert Ltd.	484,662
11,250	Santam Ltd.	220,900
124,455	Sappi Ltd.(b)	374,468
9,525	Sentula Mining Ltd.(b)	1,433
38,542	Spar Group Ltd. (The)	508,968
7,238	Spur Corp. Ltd.	24,359
16,434	Stefanutti Stocks Holdings Ltd.	15,933
175,669	Steinhoff International Holdings Ltd.(b)	468,855
14,635	Sun International Ltd.	177,916
118,716	Super Group Ltd.(b)	318,966
63,720	Telkom SA SOC Ltd.(b)	90,892
14,182	Times Media Group Ltd.(b)	26,472
17,866	Tongaat Hulett Ltd.	259,822
24,146	Trencor Ltd.	170,947
3,598	Truworths International Ltd.	35,761
46,017	Tsogo Sun Holdings Ltd.	130,767
6,989	Vukile Property Fund Ltd. - Units	15,374
8,374	Wesizwe Platinum Ltd.(b)	401
9,811	Wilson Bayly Holmes-Ovcon Ltd.	168,920
191,832	Woolworths Holdings Ltd.	1,495,150
211,907	Zeder Investments Ltd.	90,917
		38,188,651
SOUTH KOREA — 1.3%
4,459	3S Korea Co. Ltd.(b)	29,314
705	Actoz Soft Co. Ltd.(b)	37,961
4,636	Advanced Process Systems Corp.(b)	56,619
850	Aekyung Petrochemical Co. Ltd.	43,222
4,302	Agabang & Co.	24,258
536	Ahnlab, Inc.	28,326
1,511	AK Holdings, Inc.	36,153
217	AMOREPACIFIC Corp.	177,336
1,882	AMOREPACIFIC Group	714,316
1,340	Asia Cement Co. Ltd.	86,632

50

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
490	Asia Paper Manufacturing Co. Ltd.	$10,567
32,680	Asiana Airlines, Inc.(b)	155,195
921	AtlasBX Co. Ltd.	32,615
1,640	AUK Corp.(b)	3,239
2,450	Basic House Co. Ltd. (The)(b)	45,494
2,891	Binggrae Co. Ltd.	359,636
1,230	Bioland Ltd.	20,215
48,140	BS Financial Group, Inc.	633,824
1,375	Bukwang Pharmaceutical Co. Ltd.	20,538
3,300	Busan City Gas Co. Ltd.	85,699
2,010	Byucksan Corp.	3,522
5,560	Capro Corp.	51,496
1,764	Celltrion, Inc.	50,615
21,561	Cheil Industries, Inc.	1,857,931
19,930	Cheil Worldwide, Inc.(b)	492,233
393	Chin Hung International, Inc.(b)	464
3,870	Chong Kun Dang Pharm Corp.	215,410
73	Chosun Refractories Co. Ltd.	4,971
1,970	CJ CGV Co. Ltd.	100,709
2,682	CJ CheilJedang Corp.	793,909
9,547	CJ Corp.	1,252,648
4,976	CJ E&M Corp.(b)	168,081
2,137	CJ Korea Express Co. Ltd.(b)	205,686
4,679	CNK International Co. Ltd.(b)	19,692
1,030	Cosmax, Inc.	51,813
6,490	Cosmochemical Co. Ltd.(b)	41,192
6,450	Coway Co. Ltd.	326,805
329	Crown Confectionery Co. Ltd.	82,601
477	CTC BIO, Inc.(b)	14,522
4,440	D.I Corp.(b)	37,333
3,210	Dae Dong Industrial Co. Ltd.	17,459
675	Dae Han Flour Mills Co. Ltd.	99,292
16,020	Dae Won Kang Up Co. Ltd.	119,135
20,010	Daechang Co. Ltd.	24,256
6,690	Daeduck Electronics Co.	73,807
7,180	Daeduck GDS Co. Ltd.	146,038
4,330	Daegu Department Store	53,865
10,500	Daekyo Co. Ltd.	74,557
22,484	Daelim Industrial Co. Ltd.	1,572,022
9,090	Daesang Corp.	350,790
4,530	Daesang Holdings Co. Ltd.	36,403
4,240	Daesung Holdings Co. Ltd.	35,227
69,215	Daewoo Engineering & Construction Co. Ltd.(b)	475,134
13,072	Daewoo International Corp.	458,760
40,816	Daewoo Securities Co. Ltd.	403,972
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	717,390
844	Daewoong Co. Ltd.	23,757
2,740	Daewoong Pharmaceutical Co. Ltd.	182,866
12,620	Daishin Securities Co. Ltd.	107,029
20,410	Daou Technology, Inc.	371,579
Shares		Value
SOUTH KOREA (continued)
4,792	Dasan Networks, Inc.(b)	$24,932
641	Daum Communications Corp.	52,384
3,090	DCM Corp.	33,669
52,250	DGB Financial Group, Inc.	730,637
1,360	Dong Ah Tire & Rubber Co. Ltd.	22,475
252	Dong-A Socio Holdings Co. Ltd.	28,603
426	Dong-A ST Co. Ltd.(b)	57,636
5,230	Dongaone Co. Ltd.	17,381
330	Dongbang Transport Logistics Co. Ltd.	857
12,536	Dongbu HiTek Co. Ltd.(b)	67,956
9,369	Dongbu Insurance Co. Ltd.	378,146
12,350	Dongbu Securities Co. Ltd.	43,903
9,800	Dongbu Steel Co. Ltd.(b)	27,007
754	Dong-IL Corp.	36,902
841	Dongil Industries Co. Ltd.	46,582
2,987	Dongjin Semichem Co. Ltd.	12,748
23,402	Dongkuk Steel Mill Co. Ltd.	244,368
7,740	Dongwha Pharmaceutical Co. Ltd.	47,439
531	Dongwon F&B Co. Ltd.	65,573
496	Dongwon Industries Co. Ltd.	170,693
2,003	Dongwon Systems Corp.(b)	16,914
10,510	Dongyang Mechatronics Corp.	110,702
5,324	Doosan Corp.	594,617
6,053	Doosan Heavy Industries & Construction Co. Ltd.	225,071
33,690	Doosan Infracore Co. Ltd.(b)	399,214
3,738	DRB Holding Co. Ltd.	27,425
3,262	DRB Industrial Co. Ltd.	22,155
2,470	Duzon Bizon Co. Ltd.	34,203
270	E1 Corp.	19,883
9,342	Easy Bio, Inc.	49,709
3,059	E-Mart Co. Ltd.	597,190
2,815	Eugene Corp.	9,100
8,099	Eugene Investment & Securities Co. Ltd.(b)	18,128
674	Fila Korea Ltd.	43,636
12,730	Foosung Co. Ltd.(b)	52,305
2,079	Fursys, Inc.	50,403
3,200	Global & Yuasa Battery Co. Ltd.	158,068
13,216	GNCO Co. Ltd.(b)	26,821
101,270	Grand Korea Leisure Co. Ltd.	3,144,860
1,229	Green Cross Corp.	168,509
9,290	Green Cross Holdings Corp.	144,247
23,773	GS Engineering & Construction Corp.	652,986
5,230	GS Global Corp.	52,713
33,465	GS Holdings	1,653,043
384	Gwangju Shinsegae Co. Ltd.	91,354
3,280	Halla Engineering & Construction Corp.	17,572
12,680	Halla Visteon Climate Control Corp.	342,532
15,810	Han Kuk Carbon Co. Ltd.	123,172

51

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
10,549	Hana Financial Group, Inc.	$337,181
1,900	Hanall Biopharma Co. Ltd.(b)	13,267
1,900	Handok Pharmaceuticals Co. Ltd.	32,434
9,530	Handsome Co. Ltd.	285,130
859	Hanil Cement Co. Ltd.	39,701
11,420	Hanil E-Wha Co. Ltd.	137,915
8,977	Hanjin Heavy Industries & Construction Co. Ltd.(b)	64,966
4,210	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	25,230
22,695	Hanjin Shipping Co. Ltd.(b)	169,806
4,620	Hanjin Transportation Co. Ltd.	95,018
22	Hankook Shell Oil Co. Ltd.	7,511
20,641	Hankook Tire Co. Ltd.	897,761
4,718	Hankook Tire Worldwide Co. Ltd.	85,681
500	Hankuk Paper Manufacturing Co. Ltd.	12,621
2,563	Hanmi Science Co. Ltd.(b)	29,905
2,520	Hanmi Semiconductor Co. Ltd.	22,333
5,720	Hansol Chemical Co. Ltd.	143,870
17,250	Hansol CSN	59,599
9,560	Hansol Paper Co.	127,606
1,590	Hansol Technics Co. Ltd.(b)	38,332
2,020	Hanssem Co. Ltd.	48,606
33,385	Hanwha Chemical Corp.	495,637
35,410	Hanwha Corp.	1,003,171
3,780	Hanwha General Insurance Co. Ltd.(b)	17,676
13,193	Hanwha Investment & Securities Co. Ltd.	47,798
36,780	Hanwha Life Insurance Co. Ltd.	223,759
770	Hanwha Timeworld Co. Ltd.	22,618
2,720	Hanyang Securities Co. Ltd.	15,313
9,828	Hite Jinro Co. Ltd.	287,799
1,510	Hite Jinro Holdings Co. Ltd.	20,155
4,676	HMC Investment Securities Co. Ltd.	52,224
12,150	Hotel Shilla Co. Ltd.	642,087
104,698	Huchems Fine Chemical Corp.	2,186,556
3,050	Husteel Co. Ltd.	71,175
83,915	Huvitz Co. Ltd.	1,691,558
5,070	Hwa Shin Co. Ltd.	56,165
1,254	Hy-Lok Corp.	25,620
4,977	Hyosung Corp.	250,364
5,770	Hyundai BNG Steel Co. Ltd.(b)	62,347
1,530	Hyundai Corp.	35,982
5,065	Hyundai Department Store Co. Ltd.	735,858
18,510	Hyundai Development Co.	379,847
1,141	Hyundai Elevator Co. Ltd.(b)	84,334
4,090	Hyundai Engineering Plastics Co. Ltd.	24,511
29,420	Hyundai Greenfood Co. Ltd.	474,171
15,170	Hyundai Hysco Co. Ltd.	424,259
Shares		Value
SOUTH KOREA (continued)
13,730	Hyundai Marine & Fire Insurance Co. Ltd.	$386,480
3,820	Hyundai Merchant Marine Co. Ltd.(b)	35,553
387	Hyundai Mipo Dockyard	37,952
32,001	Hyundai Securities Co. Ltd.	222,290
1,121	Hyundai Wia Corp.	144,540
4,916	Hyunjin Materials Co. Ltd.	27,497
6,050	Il Dong Pharmaceutical Co. Ltd.	70,592
2,560	Iljin Display Co. Ltd.	50,791
803	Ilshin Spinning Co. Ltd.	72,622
266	Ilsung Pharmaceuticals Co. Ltd.	19,009
1,628	Ilyang Pharmaceutical Co. Ltd.(b)	54,695
37,510	Industrial Bank of Korea	429,153
764	Interflex Co. Ltd.(b)	32,189
8,362	Interpark Corp.	66,817
786	INTOPS Co. Ltd.	23,017
2,410	Inzi Controls Co. Ltd.	14,618
6,500	INZI Display Co. Ltd.	16,761
7,005	IS Dongseo Co. Ltd.(b)	80,144
3,810	ISU Chemical Co. Ltd.	67,461
10,380	IsuPetasys Co. Ltd.(b)	64,940
5,470	Jahwa Electronics Co. Ltd.	139,569
3,330	Jeil Pharmaceutical Co.	50,496
15,899	Jeonbuk Bank	87,341
2,973	JW Pharmaceutical Corp.	49,671
24,810	Kangwon Land, Inc.	701,745
10,532	KC Tech Co. Ltd.	50,972
1,290	KCC Corp.	383,029
4,850	Keangnam Enterprises Ltd.(b)	23,297
458	KEPCO Engineering & Construction Co., Inc.	36,430
5,370	Keyang Electric Machinery Co. Ltd.	12,239
1,884	KH Vatec Co. Ltd.(b)	39,517
6,150	Kishin Corp.	42,106
4,345	KISWIRE Ltd.	144,794
2,472	KIWOOM Securities Co. Ltd.	151,512
77,400	Kolao Holdings	2,108,417
1,846	Kolon Corp.	44,419
9,850	Kolon Global Corp.(b)	34,077
5,741	Kolon Industries, Inc.	265,859
2,401	Komipharm International Co. Ltd.(b)	18,073
800	Korea Airport Service Co. Ltd.	19,323
2,390	Korea Circuit Co. Ltd.(b)	45,899
3,220	Korea Electric Terminal Co. Ltd.	99,995
1,721	Korea Gas Corp.	110,483
24,360	Korea Investment Holdings Co. Ltd.	1,024,124
5,406	Korea Kolmar Co. Ltd.(b)	160,761
2,603	Korea Kolmar Holdings Co. Ltd.	39,708
1,564	Korea Petrochemical Industrial Co. Ltd.(b)	60,640

52

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,600	Korea United Pharm, Inc.	$23,899
7,440	Korean Air Lines Co. Ltd.(b)	238,475
17,928	Korean Reinsurance Co.	175,813
3,712	Kortek Corp.	43,143
1,843	KPF	16,350
787	KPX Chemical Co. Ltd.	44,234
23,310	KTB Investment & Securities Co. Ltd.(b)	79,160
1,913	Kukdo Chemical Co. Ltd.	93,105
630	Kumho Electric Co. Ltd.	17,533
2,220	Kumho Petrochemical Co. Ltd.	192,106
3,520	Kumho Tire Co., Inc.(b)	37,875
1,030	Kunsul Chemical Industrial Co. Ltd.	25,392
30,090	Kwang Dong Pharmaceutical Co. Ltd.	190,436
3,380	Kyeryong Construction Industrial Co. Ltd.(b)	27,223
2,862	Kyobo Securities Co.	13,072
1,380	Kyung Dong Navien Co. Ltd.	19,548
92	Kyungbang Ltd.(b)	9,774
17,150	Kyung-In Synthetic Corp.	69,765
453	LEENO Industrial, Inc.	16,227
6,160	LG Fashion Corp.	176,471
496	LG Hausys Ltd.	44,362
1,907	LG InnoTek Co. Ltd.(b)	154,112
6,784	LG International Corp.	218,680
909	LG Life Sciences Ltd.(b)	45,314
49,440	LG Uplus Corp.(b)	466,881
11,910	LIG Insurance Co. Ltd.	244,948
2,710	Livart Furniture Co. Ltd.	19,611
1,800	Lock & Lock Co. Ltd.	46,173
1,169	Lotte Chemical Corp.	172,489
497	Lotte Chilsung Beverage Co. Ltd.	775,759
536	Lotte Confectionary Co. Ltd.	934,459
406	Lotte Food Co. Ltd.	324,417
9,473	Lotte Non-Life Insurance Co. Ltd.(b)	28,600
2,578	LS Corp.	189,610
2,821	LS Industrial Systems Co. Ltd.	159,326
39,012	Macquarie Korea Infrastructure Fund	247,257
1,074	Macrogen, Inc.(b)	38,521
48	Maeil Dairy Industry Co. Ltd.	2,253
1,799	Mando Corp.	137,216
3,920	Meritz Finance Group, Inc.(b)	14,202
9,189	Meritz Fire & Marine Insurance Co. Ltd.	99,708
86,760	Meritz Securities Co. Ltd.	112,261
22	Mi Chang Oil Industrial Co. Ltd.	1,796
5,330	Mirae Asset Securities Co. Ltd.	222,628
10,335	MK Electron Co. Ltd.	38,664
19,700	Moorim P&P Co. Ltd.	105,002
7,820	Moorim Paper Co. Ltd.(b)	17,752
8,590	Motonic Corp.	108,808
Shares		Value
SOUTH KOREA (continued)
3,230	Namhae Chemical Corp.	$20,912
46	Namyang Dairy Products Co. Ltd.	48,661
2,740	National Plastic Co.	10,188
2,166	NCSoft Corp.	326,483
2,785	Neowiz Games Corp.(b)	44,002
933	Neowiz Holdings Corp.(b)	10,929
4,422	NEPES Corp.	73,881
3,138	Nexen Corp.(d)	236,782
2,970	Nexen Tire Corp.	38,834
12,850	NH Investment & Securities Co. Ltd.	56,707
6,790	NK Co. Ltd.	21,641
799	Nong Shim Holdings Co. Ltd.	61,595
2,181	NongShim Co. Ltd.	664,420
5,249	OCI Co. Ltd.	674,415
1,073	OCI Materials Co. Ltd.	30,983
804	Orion Corp.	850,504
686	Ottogi Corp.	295,878
12,196	Poongsan Corp.	295,127
2,723	Poongsan Holdings Corp.	57,981
242	POSCO Chemtech Co. Ltd.	26,962
450	Pulmuone Holdings Co. Ltd.	27,785
195,989	Pyeong Hwa Automotive Co. Ltd.(d)	2,918,569
9,961	S&T Dynamics Co. Ltd.	118,939
3,150	S&T Holdings Co. Ltd.	40,044
4,800	S&T Motiv Co. Ltd.	126,178
3,832	S1 Corp.	216,426
1,110	Sajo Industries Co. Ltd.(b)	45,607
4,370	Sam Young Electronics Co. Ltd.	37,736
3,017	Sam Yung Trading Co. Ltd.	50,681
1,351	Sambu Construction Co. Ltd.(b)	7,593
480	Samchully Co. Ltd.	57,532
23,040	Samick Musical Instruments Co. Ltd.(b)	31,172
4,310	Samick THK Co. Ltd.	25,477
5,671	Samjin Pharmaceutical Co. Ltd.	65,912
670	Samkwang Glass Co. Ltd.	46,723
590	Samlip General Foods Co. Ltd.	18,456
2,345	Samsung Electro-Mechanics Co. Ltd.	209,736
1,048	Samsung Engineering Co. Ltd.	84,217
2,470	Samsung Fine Chemicals Co. Ltd.	119,766
11,262	Samsung SDI Co. Ltd.	1,314,053
9,571	Samsung Securities Co. Ltd.	439,746
2,700	Samsung Techwin Co. Ltd.	167,938
1,040	Samyang Foods Co. Ltd.(b)	26,253
412	Samyang Genex Co. Ltd.	35,465
4,337	Samyang Holdings Corp.	368,604
10,570	Savezone I&C Corp.	34,552
382,510	SBS Media Holdings Co. Ltd.	2,111,741
6,460	Seah Besteel Corp.	176,854
485	SeAH Holdings Corp.	46,901
1,408	SeAH Steel Corp.	143,830

53

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
5,840	Sebang Co. Ltd.	$94,390
42,014	Seegene, Inc.(b)	2,506,420
5,490	Sejong Industrial Co. Ltd.	62,313
140	Sempio Foods Co.	3,674
38,594	Seohee Construction Co. Ltd.(b)	27,264
7,340	Seowon Co. Ltd.	18,395
14,720	Shin Poong Pharmaceutical Co. Ltd.	69,503
1,723	Shinsegae Co. Ltd.	370,008
26,713	Shinsung Solar Energy Co. Ltd.(b)(c)	22,364
15,480	Shinwon Corp.(b)	18,273
2,240	Shinyoung Securities Co. Ltd.	72,714
2,162	Silicon Works Co. Ltd.	44,661
920	Silla Co. Ltd.	28,528
8,123	Simm Tech Co. Ltd.	63,801
971	Sindoh Co. Ltd.	67,890
26,933	SK Broadband Co. Ltd.(b)	127,903
1,483	SK C&C Co. Ltd.	124,425
3,755	SK Chemicals Co. Ltd.	159,399
1,489	SK Gas Co. Ltd.	105,459
8,402	SK Holdings Co. Ltd.	1,209,223
91,900	SK Networks Co. Ltd.	609,162
73,800	SK Securities Co. Ltd.	65,604
8,900	SKC Co. Ltd.	268,301
4,390	SL Corp.	58,398
924	SM Entertainment Co.(b)	35,532
5,310	Songwon Industrial Co. Ltd.	72,565
31,976	Soulbrain Co. Ltd.	1,334,148
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	60,411
8,848	STX Corp. Co. Ltd.	26,231
4,620	STX Engine Co. Ltd.(b)	19,612
34,580	STX Offshore & Shipbuilding Co. Ltd.(b)	133,604
5,270	STX Pan Ocean Co. Ltd(b)	16,174
2,270	Suheung Capsule Co. Ltd.	55,652
1,940	Sung Jin Geotec Co. Ltd.(b)	19,025
214	Sunjin Co. Ltd.	3,449
4,250	Tae Kyung Industrial Co. Ltd.	18,852
245	Taekwang Industrial Co. Ltd.	224,689
2,079	Taewoong Co. Ltd.(b)	48,893
23,300	Taeyoung Engineering & Construction Co. Ltd.	128,633
8,004	Taihan Electric Wire Co. Ltd.(b)	18,751
16,710	Tailim Packaging Industrial Co. Ltd.	50,829
2,386	TCC Steel	8,720
16,216	Tera Resource Co. Ltd.(b)	14,945
10,260	TONGYANG Life Insurance	91,952
200	TONGYANG Moolsan Co. Ltd.	1,825
11,428	TONGYANG Securities, Inc.	40,937
16,668	TONGYANG, Inc.(b)	18,162
1,942	Top Engineering Co. Ltd.(b)	10,404
1,420	TS Corp.	47,385
Shares		Value
SOUTH KOREA (continued)
2,047	Unid Co. Ltd.	$86,802
250	Union Steel	2,826
1,758	Unison Co. Ltd.(b)	8,955
5,350	Whanin Pharmaceutical Co. Ltd.	66,067
11,420	Willbes & Co. (The)(b)	15,502
61,970	Woongjin Chemical Co. Ltd.(b)(c)	50,024
9,550	Woongjin Energy Co. Ltd.(b)	17,343
1,000	Woongjin Thinkbig Co. Ltd.(b)	8,308
6,008	Woori Financial Co. Ltd.	121,655
35,823	Woori Investment & Securities Co. Ltd.	367,566
1,620	Y G-1 Co. Ltd.	17,578
250	YESCO Co. Ltd.	9,035
6,970	Youlchon Chemical Co. Ltd.	79,744
345	Young Poong Corp.	501,226
2,294	Young Poong Precision Corp.	23,121
4,952	Youngone Corp.	197,846
2,598	Youngone Holdings Co. Ltd.	185,420
1,184	Yuhan Corp.	225,770
		74,665,648
SPAIN — 0.4%
12,490	Abengoa SA	33,391
49,960	Abengoa SA - B Shares	122,049
11,517	Acciona SA	754,574
37,960	Acerinox SA	408,830
19,671	ACS Actividades de Construccion y Servicios SA	505,809
1,811	Adolfo Dominguez SA(b)	9,397
1,745	Adveo Group International SA	27,692
3,295	Almirall SA	43,567
7,961	Amper SA(b)	14,363
7,185	Antena 3 de Television SA	43,716
3,330	Azkoyen SA(b)	6,074
1,177,102	Banco de Sabadell SA	2,447,742
30,904	Banco Espanol de Credito SA(b)	142,243
872,400	Banco Popular Espanol SA(b)	679,004
107,435	Bankinter SA	395,596
59,686	Bankinter SA(b)(d)	219,776
1,315	Baron de Ley(b)	83,836
18,045	Bolsas y Mercados Espanoles SA	489,546
20,024	Caja de Ahorros del Mediter- raneo(b)(c)(d)	0
7,792	Campofrio Food Group SA(b)	51,103
5,568	Cementos Portland Valderrivas SA(b)	28,525
16,842	Cie Automotive SA	118,331
3,901	Codere SA(b)	10,583
485	Construcciones y Auxiliar de Ferrocarriles SA	191,616
102,721	Deoleo SA(b)	35,849

54

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
SPAIN (continued)
4,433	Dinamia Capital Privado Sociedad de Capital Riesgo SA	$29,891
52,146	Distribuidora Internacional de Alimentacion SA	404,488
11,664	Duro Felguera SA	83,103
26,493	Ebro Foods SA	543,237
158,336	EDP Renovaveis SA(b)	823,865
7,969	Elecnor SA	90,570
82,978	Enagas SA	2,210,692
68,381	Ence Energia y Celulosa SA	180,109
25,768	Ercros SA(b)	14,117
43,820	Faes Farma SA	119,746
12,842	Fluidra SA	41,604
18,668	Fomento de Construcciones y Contratas SA	193,507
116,565	Gamesa Corp. Tecnologica SA	456,079
31,966	Grupo Catalana Occidente SA	724,079
37,122	Grupo Ezentis SA(b)	6,600
2,010	Iberpapel Gestion SA	37,827
31,331	Indra Sistemas SA	421,279
893	Inmobiliaria Colonial SA(b)	1,007
5,819	Laboratorios Farmaceuticos Rovi SA	53,184
124,222	Mapfre SA	455,610
51,556	Mediaset Espana Comunicacion SA(b)	404,732
11,410	Melia Hotels International SA	84,524
2,756	Miquel y Costas & Miquel SA	83,479
43,256	NH Hoteles SA(b)	150,960
34,034	Obrascon Huarte Lain SA	1,258,576
13,562	Papeles y Cartones de Europa SA	45,723
9,252	Pescanova SA(c)(d)	0
1,765	Prim SA	11,924
126,652	Promotora de Informaciones SA - Class A(b)	37,529
1,096,094	Prosegur Cia de Seguridad SA(d)	6,120,446
27,657	Realia Business SA(b)	17,119
22,104	Red Electrica Corp. SA	1,175,748
114,410	Sacyr Vallehermoso SA(b)	238,062
26,801	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA(b)	13,765
12,491	Solaria Energia y Medio Ambiente SA(b)	8,965
2,247	Tecnicas Reunidas SA	108,809
9,564	Telecomunicaciones y Energia	13,477
41,405	Tubacex SA	116,145
34,984	Tubos Reunidos SA	75,558
8,830	Vidrala SA	294,438
15,581	Viscofan SA	809,285
7,537	Vocento SA(b)	9,231
22,996	Zardoya Otis SA	321,320
Shares		Value
SPAIN (continued)
30,974	Zeltia SA(b)	$62,615
		25,216,236
SWEDEN — 0.8%
13,070	AarhusKarlshamn AB	685,661
24,738	Acando AB	63,362
1,487	Active Biotech AB(b)	13,021
3,083	AddNode Group AB	19,456
2,555	AddTech AB - Class B	87,321
307,610	AF AB - B Shares(d)	8,424,680
2,158	Arise Windpower AB(b)	8,258
794	Atrium Ljungberg AB - B Shares	11,032
1,644	Avanza Bank Holding AB	36,210
8,149	Axfood AB	358,347
14,516	Axis Communications AB	398,453
4,907	B&B Tools AB - Class B	59,813
15,977	BE Group AB(b)	40,183
2,816	Beijer AB G&L - Class B	49,533
6,098	Beijer Alma AB	124,198
2,038	Beijer Electronics AB	22,484
11,117	Betsson AB	325,051
17,184	Bilia AB - A Shares	298,285
72,372	BillerudKorsnas AB	714,669
4,165	BioGaia AB - Class B	144,273
24,799	Biotage AB	33,481
1,759	Bjoern Borg AB	9,364
1,759	Bjoern Borg AB(b)(c)(d)	814
293,940	Boliden AB	4,653,296
23,579	Bure Equity AB	82,586
11,928	Byggmax Group AB	68,649
18,040	Castellum AB	269,999
2,600	Catena AB	32,896
6,345	Cision AB	44,545
4,046	Clas Ohlson AB - Class B	54,469
10,828	Concordia Maritime AB - Class B	17,710
1,753	Connecta AB	11,306
19,770	CyberCom Group AB(b)	5,857
6,462	Duni AB	61,070
4,322	East Capital Explorer AB(b)	31,276
55,809	Electrolux AB - Class B	1,580,138
123,512	Elekta AB - Class B	1,899,070
2,573	Enea AB	18,699
36,561	Eniro AB(b)	88,003
15,073	Fabege AB	162,799
741	Fagerhult AB	19,951
6,050	Fastighets AB Balder - Class B(b)	43,687
96,813	Getinge AB - Class B	2,914,376
9,616	Gunnebo AB	40,802
15,931	Hakon Invest AB(b)	430,166
22,340	Haldex AB	141,326
152,374	Hexagon AB - Class B	4,351,830
11,372	Hexpol AB	639,571
8,094	HIQ International AB	45,334

55

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
SWEDEN (continued)
8,094	HIQ International AB - Redeemable Shares(b)(d)	$2,985
440	HMS Networks AB	7,434
7,672	Hoganas AB - Class B	366,373
22,300	Holmen AB - Class B	622,441
7,179	Hufvudstaden AB - Class A	93,821
22,054	Husqvarna AB - Class A	127,130
112,222	Husqvarna AB - Class B	644,133
11,328	Industrial & Financial Systems - Class B	215,861
5,489	Indutrade AB	191,406
31,357	Intrum Justitia AB	645,908
39,593	JM AB	891,920
18,518	KappAhl AB(b)	73,146
6,105	Klovern AB	27,600
18,031	KNOW IT AB	144,670
14,357	Kungsleden AB	100,571
2,706	Lagercrantz AB - Class B	35,907
16,891	Lindab International AB	132,135
31,173	Loomis AB - Class B	607,246
75,113	Lundin Petroleum AB(b)	1,798,711
100,014	Meda AB - Class A	1,194,418
4,303	Medivir AB - Class B(b)	45,480
7,277	Mekonomen AB	229,615
29,549	Micronic Mydata AB(b)	62,690
1,715	MQ Holding AB	3,810
900	NCC AB - A Shares	21,108
39,737	NCC AB - B Shares	941,148
2,159	Nederman Holding AB	52,634
3,937	Net Entertainment NE AB - Class B(b)	61,658
56,096	Net Insight AB - Class B(b)	11,598
49,418	New Wave Group AB - Class B	265,350
9,358	Nibe Industrier AB - Class B	152,765
61,798	Nobia AB	352,802
8,614	Nolato AB - Class B	146,202
9,195	Nordnet AB - Class B	25,679
6,243	Northland Resources SA(b)(c)	806
5,718	Orexo AB(b)	49,186
2,470	PA Resources AB(b)	8,957
55,121	Peab AB	308,560
50,315	Pricer AB - Class B	69,871
1,152	Proact IT Group AB	13,509
23,300	Proffice AB - Class B	79,811
97,544	Ratos AB - Class B	935,398
4,226	ReadSoft AB - Class B	17,605
10,197	Rederi AB Transatlantic(b)	6,152
8,898	Rezidor Hotel Group AB(b)	42,149
1,980,000	RNB Retail and Brands AB(b)	27,496
22,865	Saab AB - Class B	501,678
115	Sagax AB - Class A	445
1,150	Sagax AB - Class B(b)	3,726
48,868	SAS AB(b)	105,939
4,652	Sectra AB - Class B	38,043
35,215	Securitas AB - Class B	345,029
3,842	Semcon AB	34,976
Shares		Value
SWEDEN (continued)
39,832	Skanska AB - Class B	$677,280
6,034	SkiStar AB	70,525
19,483	SSAB AB - Class A	142,041
26,308	SSAB AB - Class B	167,646
676	Studsvik AB(b)	3,129
8,924	Sweco AB - Class B	107,401
21,190	Swedish Orphan Biovitrum AB(b)	135,032
2,770	Systemair AB	44,770
5,196	TradeDoubler AB	11,705
95,263	Trelleborg AB - Class B	1,412,545
3,694	Vitrolife AB	35,196
8,602	Wallenstam AB - Class B	122,107
6,774	Wihlborgs Fastigheter AB	111,837
		45,564,265
SWITZERLAND — 1.5%
1,011	Acino Holding AG(b)	104,384
3,861	Actelion Ltd.	236,070
564	Advanced Digital Broadcast Holdings SA(b)	9,099
8,701	AFG Arbonia-Forster Holding AG(b)	248,921
235,000	Allied World Assurance Co. Holdings AG	21,340,350
8,646	Allreal Holding AG	1,265,563
55	Alpiq Holding AG	6,980
934	ALSO Holding AG	45,203
314	APG SGA SA	78,686
70,135	Aryzta AG	4,352,323
4,837	Ascom Holding AG	62,686
323	Autoneum Holding AG	22,198
1,807	Bachem Holding AG - Class B	77,057
32,904	Baloise Holding AG	3,386,656
1,857	Bank Coop AG	100,260
277	Banque Cantonale de Geneve	70,606
2,108	Banque Cantonale Vaudoise	1,166,451
6	Banque Privee Edmond de Rothschild SA	126,995
728	Barry Callebaut AG	710,931
372	Basilea Pharmaceutica	20,564
2,881	Basler Kantonalbank	260,275
99	Belimo Holding AG	225,300
39	Bell AG	94,585
752	Bellevue Group AG	8,452
1,916	Berner Kantonalbank AG	534,226
344	BKW AG	11,839
551	Bobst Group AG(b)	17,778
1,198	Bossard Holding AG	176,775
3,886	Bucher Industries AG	937,020
1,281	Burckhardt Compression Holding AG	523,532
36	Carlo Gavazzi Holding AG	8,324
74	Centralschweizerische Kraftwerke AG	24,433
178	Cham Paper Holding AG(b)	36,565

56

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
SWITZERLAND (continued)
1,088	Charles Voegele Holding AG - Class A(b)	$15,153
131	Cicor Technologies	3,938
893	Cie Financiere Tradition SA	48,021
80,593	Clariant AG	1,178,818
10,753	Coca-Cola HBC AG - CDI	282,284
1,178	Coltene Holding AG	60,813
35	Conzzeta AG	65,686
3,284	Daetwyler Holding AG	373,680
3,873	Dufry AG(b)	516,095
830	EFG International AG	11,114
1,100	Emmi AG	340,718
2,683	EMS-Chemie Holding AG	775,496
4,343	Energiedienst Holding AG	165,817
18,150	Ferrexpo Plc	50,128
2,933	Flughafen Zuerich AG	1,426,596
530	Forbo Holding AG	342,009
1,617	Galenica AG	1,060,841
89,347	GAM Holding AG	1,575,920
1,495	Gategroup Holding AG(b)	28,942
8,060	Geberit AG	1,968,623
3,379	Georg Fischer AG	1,469,091
598	Givaudan SA	769,206
360	Gurit Holding AG	146,741
4,832	Helvetia Holdings AG	2,025,459
4,946	Highlight Communications AG	27,416
1,239	Huber & Suhner AG	60,498
5,293	Implenia AG	290,608
249	Inficon Holding AG	77,394
187,480	Informa Plc	1,392,041
128	Interroll Holding AG	53,551
104	Intershop Holdings	35,793
178,605	Julius Baer Group Ltd.	7,115,002
821	Kaba Holding AG - Class B	321,407
1,015	Kardex AG	36,024
1,899	Komax Holding AG	204,033
3,822	Kudelski SA(b)	48,094
734	Kuoni Reisen Holding AG	223,800
161	LEM Holding SA	97,660
1,026	LifeWatch AG(b)	7,680
15	Lindt & Spruengli AG	667,482
6,756	Logitech International SA	43,015
7,813	Lonza Group AG	544,087
1,434	Luzerner Kantonalbank AG	570,639
52	Metall Zug AG - Class B	126,449
23,083	Meyer Burger Technology AG(b)	141,010
20,313	Micronas Semiconductor Holding AG	143,095
677	Mikron Holding AG	4,187
9,148	Mobilezone Holding AG	88,843
3,918	Mobimo Holding AG	880,686
726	Nobel Biocare Holding AG	8,120
117,608	OC Oerlikon Corp AG(b)	1,359,740
587	Orascom Development Holding AG(b)	5,758
Shares		Value
SWITZERLAND (continued)
417	Orell Fuessli Holding AG	$40,139
153	Orior AG	8,228
4,669	Panalpina Welttransport Holding AG	454,447
1,305	Partners Group Holding AG	334,741
281	Phoenix Mecano AG	142,117
3,798	PSP Swiss Property AG	356,394
78	PubliGroupe SA	11,325
352	Rieter Holding AG	58,755
154	Romande Energie Holding SA(d)	165,627
144	Schaffner Holding AG	33,437
8,537	Schmolz & Bickenbach AG(b)	25,066
456	Schweiter Technologies AG	287,881
8,630	Schweizerishe National-Versicherungs-Gesellsschaft AG	411,637
588	Siegfried Holding AG	77,595
894	Sika AG	2,158,561
120	Societa Elettrica Sopracenerina SA	22,263
4,650	Sonova Holding AG	506,109
1,426	St. Galler Kantonalbank AG	623,817
308,724	STMicroelectronics NV	2,683,796
671	Straumann Holding AG	87,970
14,484	Sulzer AG	2,470,598
14,003	Swiss Life Holding AG	2,213,854
161,767	Swisslog Holding AG	212,256
2,762	Swissquote Group Holding SA	91,789
955	Tamedia AG	104,764
3,453	Tecan Group AG	321,235
5,017	Temenos Group AG(b)	118,707
4,883	Tornos Holding AG(b)	23,633
1,732	U-Blox AG	93,231
43	Valartis Group AG(b)	1,008
4,767	Valiant Holding AG	446,554
2,865	Valora Holding AG	563,263
380	Vaudoise Assurances Holding SA - Class B	142,939
47	Vetropack Holding AG	95,233
19,476	Von Roll Holding AG(b)	34,771
19,524	Vontobel Holding AG	629,942
676	VZ Holding AG	96,696
3	Walliser Kantonalbank	2,770
1,950	Walter Meier AG	117,340
915	Ypsomed Holding AG	54,125
4,167	Zehnder Group AG	184,194
1,427	Zueblin Immobilien Holding AG(b)	3,085
52	Zug Estates Holding AG - B Shares(b)	69,684
31	Zuger Kantonalbank AG	166,202
		82,314,166
TAIWAN — 1.2%
51,000	Ability Enterprise Co. Ltd.	46,659
119,000	Accton Technology Corp.	72,177

57

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
708,000	Acer, Inc.(b)	$572,167
38,000	Achem Technology Corp.	18,928
149,497	Action Electronics Co. Ltd.(b)	34,548
43,000	A-DATA Technology Co. Ltd.	85,091
18,400	Adlink Technology, Inc.	19,827
54,060	Advancetek Enterprise Co. Ltd.	52,664
79,637	Advantech Co. Ltd.	380,483
183,027	AGV Products Corp.(b)	65,119
20,000	ALI Corp.	21,381
123,000	Alpha Networks, Inc.	80,022
134,215	Altek Corp.	86,408
120,000	Ambassador Hotel (The)	116,698
18,000	AMPOC Far-East Co. Ltd.	17,078
161,830	AmTRAN Technology Co. Ltd.	132,427
32,000	Anpec Electronics Corp.	20,873
32,000	APCB, Inc.	23,638
22,552	Apex Biotechnology Corp.	61,668
34,320	Apex Science & Engineering	12,327
70,000	Ardentec Corp.	47,320
83,427	Arima Communications Corp.	39,294
79,000	Asia Optical Co., Inc.(b)	74,819
141,000	Asia Polymer Corp.	106,304
103,100	Asia Vital Components Co. Ltd.	49,608
9,000	ASROCK, Inc.	32,478
11,000	Aten International Co. Ltd.	18,636
12,000	AU Optronics Corp.(b)	5,510
56,000	Audix Corp.	51,328
19,000	Aurora Corp.	34,701
13,000	AV Tech Corp.	40,966
47,270	Avermedia Technologies, Inc.	21,223
9,000	Avision, Inc.	2,534
4,000	AVY Precision Technology, Inc.	6,560
17,850	Awea Mechantronic Co. Ltd.	19,083
157,595	Bank of Kaohsiung(b)	50,463
13,000	Basso Industry Corp.	9,559
1,293,350	BES Engineering Corp.	366,811
48,000	Biostar Microtech International Corp.	17,891
62,000	C Sun Manufacturing Ltd.	43,908
76,659	Cameo Communications, Inc.(b)	25,846
313,781	Capital Securities Corp.	111,108
81,000	Career Technology Manufacturing Co. Ltd.	98,258
117,000	Carnival Industrial Corp.(b)	37,583
7,000	Cathay Chemical Works	3,487
226,000	Cathay No. 1 REIT	154,000
23,000	Cathay No. 2 REIT	13,903
189,000	Cathay Real Estate Development Co. Ltd.	113,354
38,000	Central Reinsurance Co. Ltd.(b)	17,383
47,000	ChainQui Construction Development Co. Ltd.	35,355
46,000	Champion Building Materials Co. Ltd.	15,899
Shares		Value
TAIWAN (continued)
10,065	Chang Wah Electromaterials, Inc.	$33,798
127,000	Charoen Pokphand Enterprise	66,056
19,000	Chaun-Choung Technology Corp.	40,624
13,000	CHC Resources Corp.	24,139
811,920	Cheng Loong Corp.	363,152
169,797	Cheng Uei Precision Industry Co. Ltd.	338,305
19,000	Chenming Mold Industry Corp.(b)	13,327
13,000	Chia Chang Co. Ltd.	16,981
380,659	Chia Hsin Cement Corp.	167,680
200,226	Chicony Electronics Co. Ltd.	587,543
120,120	Chien Kuo Construction Co. Ltd.	58,815
13,000	Chilisin Electronics Corp.	7,533
418,744	China Airlines Ltd.(b)	159,626
103,000	China Chemical & Pharmaceutical Co. Ltd.	76,084
984,000	China Development Financial Holding Corp.(b)	272,074
14,000	China Ecotek Corp.	39,374
48,000	China Electric Manufacturing Corp.	27,568
253,000	China General Plastics Corp.(b)	128,163
22,000	China Glaze Co. Ltd.	10,213
716,391	China Life Insurance Co. Ltd.(b)	727,023
1,005,505	China Manmade Fibers Corp.(b)	400,335
58,802	China Metal Products	77,906
521,391	China Motor Corp.	507,929
880,881	China Petrochemical Development Corp.	476,079
489,114	China Steel Chemical Corp.	2,378,282
77,000	China Steel Structure Co. Ltd.	94,450
194,616	China Synthetic Rubber Corp.	209,704
96,000	China Wire & Cable Co. Ltd.(b)	36,107
28,000	Chinese Maritime Transport Ltd.	33,681
96,883	Chin-Poon Industrial Co.	126,225
36,000	Chipbond Technology Corp.	91,488
17,574	Chong Hong Construction Co.	60,740
35,876	Chroma ATE, Inc.	76,950
92,000	Chun Yu Works & Co. Ltd.(b)	33,356
338,779	Chun Yuan Steel	128,569
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	45,239
156,339	Chung Hung Steel Corp.(b)	43,545
198,240	Chung Hwa Pulp Corp.(b)	63,209
228,000	Chunghwa Picture Tubes Ltd.(b)	14,833
153,348	Clevo Co.	294,101
749,000	CMC Magnetics Corp.(b)	134,511
127,182	Collins Co. Ltd.	48,913

58

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
87,150	Compal Communications, Inc.(b)	$112,658
810,000	Compeq Manufacturing Co.	301,911
163,689	Continental Holdings Corp.	62,398
179,000	Coretronic Corp.	142,232
39,560	Cosmos Bank Taiwan(b)	20,643
30,000	Coxon Precise Industrial Co. Ltd.	58,451
298,700	CSBC Corp. Taiwan	196,353
203,838	CTCI Corp.	407,510
11,000	Cyberlink Corp.	36,118
15,460	CyberTAN Technology, Inc.	11,525
76,000	DA CIN Construction Co. Ltd.	65,539
76,000	Darfon Electronics Corp.	69,145
66,201	Delpha Construction Co. Ltd.	22,051
2,000	Depo Auto Parts Industrial Co. Ltd.	5,354
17,000	DFI, Inc.	16,071
186,712	D-Link Corp.	109,135
42,183	Dynamic Electronics Co. Ltd.	16,009
81,000	E Ink Holdings, Inc.	60,108
3,069,162	E.Sun Financial Holding Co. Ltd.	1,851,148
198,000	Eastern Media International Corp.(b)	25,361
85,956	Eclat Textile Co. Ltd.	518,439
94,000	Edimax Technology Co. Ltd.(b)	41,407
11,000	Edom Technology Co. Ltd.	4,175
34,320	Elan Microelectronics Corp.	91,289
14,000	E-LIFE MALL Corp.	34,677
21,000	Elite Advanced Laser Corp.	51,376
27,967	Elite Material Co. Ltd.	28,619
38,000	Elite Semiconductor Memory Technology, Inc.	51,440
205,789	Elitegroup Computer Systems Co. Ltd.	84,025
39,000	ENG Electric Co. Ltd.	38,588
160,000	Entie Commercial Bank	90,811
36,000	Episil Technologies, Inc.	10,942
125,000	Epistar Corp.	220,249
210,492	Eternal Chemical Co. Ltd.	181,520
111,000	E-Ton Solar Tech Co. Ltd.(b)	44,194
28,000	Etron Technology, Inc.(b)	12,619
676,609	Eva Airways Corp.(b)	377,142
40,000	Everest Textile Co. Ltd.(b)	9,515
148,000	Evergreen International Storage & Transport Corp.	96,537
428,197	Evergreen Marine Corp. Taiwan Ltd.(b)	250,285
194,145	Everlight Chemical Industrial Corp.	137,162
51,643	Everlight Electronics Co. Ltd.	83,120
1,000	Everspring Industry Co.(b)	646
59,373	Excelsior Medical Co. Ltd.	109,645
389,190	Far Eastern Department Stores Co. Ltd.	344,194
1,015,365	Far Eastern International Bank	414,582
Shares		Value
TAIWAN (continued)
34,797	Faraday Technology Corp.	$38,674
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	31,545
68,000	Farglory Land Development Co. Ltd.	129,493
289,971	Federal Corp.	194,545
182,320	Feng Hsin Iron & Steel Co.	327,425
36,208	Feng TAY Enterprise Co. Ltd.	59,688
91,000	First Copper Technology Co. Ltd.(b)	27,844
51,914	First Hotel	33,774
119,000	First Insurance Co. Ltd.	80,645
81,256	First Steamship Co. Ltd.	60,435
54,915	FLEXium Interconnect, Inc.	181,611
7,621	Flytech Technology Co. Ltd.	20,065
106,761	Forhouse Corp.	52,093
13,000	Formosa Advanced Technologies Co. Ltd.	9,735
117,000	Formosa Epitaxy, Inc.(b)	83,254
10,751	Formosa International Hotels Corp.	117,302
48,203	Formosa Oilseed Processing	21,478
729,000	Formosa Taffeta Co. Ltd.	692,886
347,000	Formosan Rubber Group, Inc.	279,251
187,628	Formosan Union Chemical.	96,637
33,000	Fortune Electric Co. Ltd.	14,592
66,179	Founding Construction & Development Co. Ltd.	47,988
86,000	Froch Enterprise Co. Ltd.(b)	26,431
100,022	FSP Technology, Inc.	95,067
1,710	FU I Industrial	3,019
35,000	Fubon No. 1 REIT	22,272
89,000	Fubon No. 2 REIT	45,145
57,800	Fullerton Technology Co. Ltd.	53,272
59,422	Fulltech Fiber Glass Corp.	24,363
113,284	Fwusow Industry Co. Ltd.	57,579
47,000	G Shank Enterprise Co. Ltd.	26,755
49,101	Gemtek Technology Corp.	64,388
78,051	Genesis Photonics, Inc.(b)	53,952
11,982	Genius Electronic Optical Co. Ltd.	72,066
5,662	GeoVision, Inc.	26,092
341,000	Getac Technology Corp.	163,498
512,143	Giant Manufacturing Co. Ltd.	3,071,609
5,000	Giantplus Technology Co. Ltd.(b)	1,598
154,781	Gigabyte Technology Co. Ltd.	147,376
56,274	Gigastorage Corp.	42,713
176,000	Ginko International Co. Ltd.	3,262,131
91,297	Gintech Energy Corp.(b)	89,249
71,133	Global Brands Manufacture Ltd.	24,344
102,000	Globe Union Industrial Corp.	49,597
25,000	Gloria Material Technology Corp.	19,357
293,770	Gold Circuit Electronics Ltd.(b)	59,825
343,852	Goldsun Development & Construction Co. Ltd.	136,902

59

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
18,900	Good Will Instrument Co. Ltd.	$11,303
886,000	Grand Pacific Petrochemical	451,826
19,000	Grape King Industrial Co.	68,243
59,000	Great China Metal Industry	69,672
66,000	Great Taipei Gas Co. Ltd.	48,865
163,036	Great Wall Enterprise Co. Ltd.	136,729
67,353	Green Energy Technology, Inc.(b)	56,599
27,000	GTM Corp.(b)	14,455
71,214	Hannstar Board Corp.	32,335
554,000	HannStar Display Corp.(b)	151,115
119,115	HannsTouch Solution, Inc.(b)	38,465
38,641	Harvatek Corp.	15,581
168,000	Hey Song Corp.	222,296
145,188	Highwealth Construction Corp.	324,203
69,620	Hitron Technology, Inc.	37,863
90,300	Hiwin Technologies Corp.	636,433
285,448	Ho Tung Chemical Corp.(b)	139,764
139,000	Hocheng Corp.	41,165
28,800	Holiday Entertainment Co. Ltd.	42,207
86,135	Holy Stone Enterprise Co. Ltd.	80,992
62,000	Hong Tai Electric Industrial	20,021
111,000	Horizon Securities Co. Ltd.(b)	35,506
12,000	Howarm Construction Co. Ltd.	8,315
166,678	Hsin Kuang Steel Co. Ltd.	104,202
63,326	Hsing TA Cement Co.	22,316
316,000	HUA ENG Wire & Cable Co. Ltd.(b)	121,530
13,479	Huaku Development Co. Ltd.	38,731
39,000	Huang Hsiang Construction Co.	103,737
138,514	Hung Poo Real Estate Development Corp.	154,650
102,000	Hung Sheng Construction Co. Ltd.	84,332
47,000	Huxen Corp.	56,536
78,000	Hwa Fong Rubber Co. Ltd.(b)	24,236
118,341	Ichia Technologies, Inc.(b)	63,758
51,000	I-Chiun Precision Industry Co. Ltd.(b)	34,821
123,500	ICP Electronics, Inc.	159,439
17,000	Infortrend Technology, Inc.	8,871
171,000	Innolux Corp.(b)	106,904
523,000	Inotera Memories, Inc.(b)	205,571
608,155	Inventec Corp.	243,163
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	36,595
24,000	ITE Technology, Inc.(b)	21,144
27,000	Jess-Link Products Co. Ltd.(b)	22,689
84,000	Jih Sun Financial Holdings Co. Ltd.	25,133
3,090	Johnson Health Tech Co. Ltd.	8,272
44,000	Kang Na Hsiung Enterprise Co. Ltd.	22,960
35,000	Kaulin Manufacturing Co. Ltd.	26,210
134,823	KEE TAI Properties Co. Ltd.	95,023
177,949	Kenda Rubber Industrial Co. Ltd.	354,547
Shares		Value
TAIWAN (continued)
24,000	Kenmec Mechanical Engineering Co. Ltd.	$9,108
87,000	Kerry TJ Logistics Co. Ltd.	116,444
217,000	Kindom Construction Co.	233,456
204,000	King Slide Works Co. Ltd.	1,624,424
353,184	King Yuan Electronics Co. Ltd.	251,317
555,185	King’s Town Bank(b)	507,929
49,532	King’s Town Construction Co. Ltd.	51,442
47,000	Kinik Co.	86,477
37,000	Kinko Optical Co. Ltd.	43,254
323,343	Kinpo Electronics, Inc.	76,804
102,000	Kinsus Interconnect Technology Corp.	355,991
16,328	KS Terminals, Inc.	11,453
16,000	Kung Long Batteries Industrial Co. Ltd.	35,348
40,000	Kung Sing Engineering Corp.	16,807
183,000	Kuoyang Construction Co. Ltd.	126,188
238,800	Kwong Fong Industries(b)	144,031
78,000	KYE Systems Corp.(b)	24,553
62,000	L&K Engineering Co. Ltd.	59,454
125,280	LAN FA Textile	34,173
3,000	Largan Precision Co. Ltd.	81,933
66,478	LCY Chemical Corp.	78,728
4,828	Leader Electronics, Inc.	3,215
282,410	Lealea Enterprise Co. Ltd.	99,043
21,826	Ledtech Electronics Corp.	10,946
63,000	LEE CHI Enterprises Co. Ltd.	32,234
98,638	Leofoo Development Co. Ltd.(b)	46,458
66,991	LES Enphants Co. Ltd.	47,896
8,500	Lextar Electronics Corp.(b)	9,389
316,695	Li Peng Enterprise Co. Ltd.(b)	119,651
26,522	Lian Hwa Food Corp.	36,307
446,362	Lien Hwa Industrial Corp.	307,789
235,000	Lingsen Precision Industries Ltd.	132,184
104,000	Lite-On Semiconductor Corp.	60,084
97,178	Lite-On Technology Corp.	174,849
179,000	Long Bon International Co. Ltd.(b)	151,937
249,547	Long Chen Paper Co. Ltd.(b)	78,047
12,000	Longwell Co.	10,226
2,451	Lotes Co. Ltd.	6,594
69,000	Lucky Cement Corp.(b)	16,249
30,939	Lumax International Corp. Ltd.	73,594
6,000	Lung Yen Life Service Corp.	21,042
998,936	Macronix International	272,142
27,000	Makalot Industrial Co. Ltd.	114,360
67,000	Marketech International Corp.	51,194
411,000	Masterlink Securities Corp.	128,263
64,152	Mayer Steel Pipe Corp.(b)	25,976
9,000	Maywufa Co. Ltd.	4,727
75,440	Meiloon Industrial Co. Ltd.	30,931
135,360	Mercuries & Associates Ltd.	106,409

60

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
50,600	Merida Industry Co. Ltd.	$308,620
24,341	Merry Electronics Co. Ltd.	42,476
35,000	Microbio Co. Ltd.	40,085
55,219	Microelectronics Technology, Inc.(b)	30,966
202,404	Micro-Star International Co. Ltd.	94,645
64,000	MIN AIK Technology Co. Ltd.	181,079
54,590	Mirle Automation Corp.	37,828
293,000	Mitac International Corp.	103,749
125,822	Mosel Vitelic, Inc.(b)	29,673
111,000	Motech Industries Inc.(b)	116,032
16,000	MPI Corp.	36,921
4,000	Nak Sealing Technologies Corp.	7,400
8,000	Namchow Chemical Industrial Ltd.	8,444
174,590	Nan Kang Rubber Tire Co. Ltd.	206,169
52,383	Nan Ya Printed Circuit Board Corp.	59,994
99,902	Nantex Industry Co. Ltd.	67,703
127,872	Nanya Technology Corp.(b)	28,164
32,000	National Petroleum Co. Ltd.	31,174
123,000	Neo Solar Power Corp.(b)	85,023
7,326	New Asia Construction & Development Corp.	2,234
10,000	New Era Electronics Co. Ltd.	9,318
25,848	Nichidenbo Corp.	22,728
72,838	Nien Hsing Textile Co. Ltd.	57,259
30,000	Novatek Microelectronics Corp.	146,381
34,000	Ocean Plastics Co. Ltd.(b)	36,002
84,000	OptoTech Corp.	34,156
71,000	Orient Semiconductor Electronics Ltd.(b)	12,486
214,500	Oriental Union Chemical Corp.	236,581
600,000	Pacific Hospital Supply Co. Ltd.(d)	1,992,410
99,453	Pan Jit International, Inc.(b)	36,564
53,086	Pan-International Industrial(b)	41,912
4,200	Paragon Technologies Co. Ltd.	5,878
98,746	Phihong Technology Co. Ltd.	76,455
6,000	Phison Electronics Corp.	47,269
18,890	Phytohealth Corp.(b)	29,220
14,000	Pihsiang Machinery Manufacturing Co. Ltd.(b)	15,607
7,000	Pixart Imaging, Inc.	15,275
21,000	Portwell, Inc.	21,810
213,715	Pou Chen Corp.	252,009
45,000	Power Quotient International Co. Ltd.(b)	38,882
13,000	Powertech Industrial Co. Ltd.(b)	8,039
192,200	Powertech Technology, Inc.	343,866
603,807	President Securities Corp.(b)	363,160
13,000	Prime Electronics Satellitics, Inc.	11,607
Shares		Value
TAIWAN (continued)
336,110	Prince Housing & Development Corp.	$240,306
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	23,875
34,000	Promise Technology, Inc.(b)	20,853
428,520	Qisda Corp.(b)	104,691
7,000	Quanta Storage, Inc.	4,708
151,084	Quintain Steel Co. Ltd.	36,348
147,581	Radiant Opto-Electronics Corp.	600,085
381,744	Radium Life Tech Co. Ltd.	318,206
40,421	Realtek Semiconductor Corp.	116,420
85,562	Rechi Precision Co. Ltd.	85,382
29,348	Rexon Industrial Corp. Ltd.(b)	8,144
117,000	Rich Development Co. Ltd.	62,441
11,370	Richtek Technology Corp.	62,606
844,398	Ritek Corp.(b)	112,445
209,403	Ruentex Development Co. Ltd.	410,121
129,472	Ruentex Industries Ltd.	309,729
150,335	Sampo Corp.	51,450
31,626	San Fang Chemical Industry Co. Ltd.	28,773
702,080	Sanyang Industrial Co. Ltd.(b)	692,279
21,000	Sanyo Electric Taiwan Co. Ltd.	25,332
17,000	ScinoPharm Taiwan Ltd.	39,516
7,000	Senao International Co. Ltd.	21,917
37,000	Sercomm Corp.	51,277
20,000	Sesoda Corp.	21,449
33,000	Sheng Yu Steel Co. Ltd.	19,401
16,360	ShenMao Technology, Inc.	17,296
20,000	Shih Wei Navigation Co. Ltd.	14,672
108,000	Shihlin Electric & Engineering Corp.	130,096
32,000	Shihlin Paper Corp.(b)	47,601
5,172,000	Shin Kong Financial Holding Co. Ltd.(b)	1,633,337
85,000	Shin Kong No.1 REIT	44,729
9,000	Shin Zu Shing Co. Ltd.	23,025
69,078	Shining Building Business Co. Ltd.(b)	52,197
119,000	Shinkong Insurance Co. Ltd.	91,734
593,314	Shinkong Synthetic Fibers Corp.	186,165
79,000	Shinkong Textile Co. Ltd.	102,257
76,000	Shuttle, Inc.(b)	32,319
95,000	Sigurd Microelectronics Corp.	99,146
182,000	Silicon Integrated Systems Corp.(b)	60,313
121	Silitech Technology Corp.	223
20,000	Simplo Technology Co. Ltd.	85,050
85,000	Sinbon Electronics Co. Ltd.	81,077
75,170	Sincere Navigation Corp.	70,173
23,000	Singatron Enterprise Co. Ltd.	15,236
126,000	Sino-American Silicon Products, Inc.	173,980
107,000	Sinon Corp.	52,934

61

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
13,486	Sinphar Pharmaceutical Co. Ltd.	$16,953
46,443	Sinyi Realty Co.	82,619
14,000	Sirtec International Co. Ltd.	21,276
20,000	Sitronix Technology Corp.	28,395
23,000	Soft-World International Corp.	37,759
35,000	Solar Applied Materials Technology Co.	39,196
50,000	Solomon Technology Corp.(b)	20,670
38,000	Solytech Enterprise Corp.(b)	12,413
15,000	Sonix Technology Co. Ltd.	21,373
132,000	Southeast Cement Co. Ltd.	64,408
2,000	St Shine Optical Co. Ltd.	42,017
8,560	Standard Chemical & Pharmaceutical Co.	8,121
76,646	Standard Foods Corp.	262,308
33,000	Stark Technology, Inc.	28,401
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	13,977
101,399	Sunplus Technology Co. Ltd.(b)	32,572
43,000	Sunrex Technology Corp.	17,266
24,000	Sunspring Metal Corp.	37,978
48,000	Supreme Electronics Co. Ltd.	25,454
83,980	Sweeten Construction Co. Ltd.	61,181
52,000	Synnex Technology International Corp.	87,924
132,111	TA Chen Stainless Pipe Co. Ltd.	65,357
393,666	TA Chong Bank Ltd.(b)	137,394
409,340	Ta Ya Electric Wire & Cable	98,063
70,000	Tah Hsin Industrial Co. Ltd.	70,565
41,217	TA-I Technology Co. Ltd.	22,416
374,789	Taichung Commercial Bank	135,885
11,000	Taiflex Scientific Co. Ltd.	13,623
78,000	Tainan Enterprises Co. Ltd.	97,394
909,037	Tainan Spinning Co. Ltd.	446,633
1,883,670	Taishin Financial Holding Co. Ltd.	816,989
71,716	Taisun Enterprise Co. Ltd.	35,479
168,924	Taita Chemical Co. Ltd.	53,232
12,000	Taiwan Acceptance Corp.	31,106
2,502,107	Taiwan Business Bank(b)	768,979
137,088	Taiwan Cogeneration Corp.	91,742
127,000	Taiwan Fertilizer Co. Ltd.	303,815
103,320	Taiwan Fire & Marine Insurance Co.	77,721
65,000	Taiwan FU Hsing Industrial Co. Ltd.	63,652
324,223	Taiwan Glass Industrial Corp.	329,584
71,468	Taiwan Hon Chuan Enterprise Co. Ltd.	198,576
217,734	Taiwan Land Development Corp.(b)	86,689
35,958	Taiwan Life Insurance Co. Ltd.(b)	27,171
92,150	Taiwan Mask Corp.	32,161
82,544	Taiwan Navigation Co. Ltd.	63,631
190,032	Taiwan Paiho Ltd.	133,934
Shares		Value
TAIWAN (continued)
95,120	Taiwan Pulp & Paper Corp.	$29,330
18,360	Taiwan Sakura Corp.	10,296
86,117	Taiwan Secom Co. Ltd.	208,931
7,000	Taiwan Semiconductor Co. Ltd.	3,676
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	127,824
81,429	Taiwan Styrene Monomer(b)	27,592
45,000	Taiwan Surface Mounting Technology Co. Ltd.	75,173
136,469	Taiwan TEA Corp.	83,235
95,000	Taiyen Biotech Co. Ltd.	92,547
614,914	Tatung Co. Ltd.(b)	155,229
1,553,000	Teco Electric and Machinery Co. Ltd.	1,460,279
10,000	Tecom Co. Ltd.(b)	678
10,000	Tekcore Co. Ltd.(b)	3,931
13,000	Ten Ren Tea Co. Ltd.	21,320
29,000	ThaiLin Semiconductor Corp.(b)	13,069
17,000	Thinking Electronic Industrial Co. Ltd.	17,915
59,049	Thye Ming Industrial Co, Ltd.	63,327
513,100	Ton Yi Industrial Corp.	379,887
66,180	Tong Yang Industry Co. Ltd.	69,180
78,132	Tong-Tai Machine & Tool Co. Ltd.	63,407
71,939	Topco Scientific Co. Ltd.	136,507
30,518	Topoint Technology Co. Ltd.	18,614
24,137	Transcend Information, Inc.	83,423
36,122	Tripod Technology Corp.	82,006
36,988	Tsann Kuen Enterprise Co. Ltd.	63,794
167,802	TSRC Corp.	331,487
22,000	TTET Union Corp.	39,882
13,000	TTY Biopharm Co. Ltd.	43,081
560,315	Tung Ho Steel Enterprise Corp.	546,797
27,815	TXC Corp.	43,355
48,271	TYC Brother Industrial Co. Ltd.	18,810
251,303	Tycoons Group Enterprise(b)	47,686
104,253	Tyntek Corp.(b)	25,470
26,414	TZE Shin International Co. Ltd.	13,336
26,000	U-Ming Marine Transport Corp.	40,526
290,288	Unimicron Technology Corp.	305,908
288,153	Union Bank of Taiwan(b)	109,844
30,769	Union Insurance Co. Ltd.(b)	15,013
179,037	Unitech Printed Circuit Board Corp.	58,361
134,000	United Integrated Services Co. Ltd.	134,627
19,196	Unity Opto Technology Co. Ltd.(b)	18,050
283,000	Universal Cement Corp.	174,046
137,416	Unizyx Holding Corp.	65,653
166,595	UPC Technology Corp.	87,215
274,337	USI Corp.	192,423
9,000	U-Tech Media Corp.(b)	1,888
73,000	Vanguard International Semiconductor Corp.	79,525

62

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
TAIWAN (continued)
56,800	Ve Wong Corp.	$39,070
27,674	Via Technologies, Inc.(b)	18,989
16,000	Visual Photonics Epitaxy Co. Ltd.	19,355
83,000	Wafer Works Corp.	47,249
117,000	Wah Lee Industrial Corp.	176,420
1,020,000	Walsin Lihwa Corp.(b)	316,244
235,947	Walsin Technology Corp.(b)	60,442
72,000	Walton Advanced Engineering, Inc.(b)	26,105
195,300	Wan Hai Lines Ltd.(b)	109,191
897,866	Waterland Financial Holdings Co. Ltd.	316,407
114,000	Wei Chuan Foods Corp.	177,690
46,000	Wei Mon Industry Co. Ltd.	15,899
65,100	Weikeng Industrial Co. Ltd.	45,993
15,606	Well Shin Technology Co. Ltd.	23,955
50,000	Weltrend Semiconductor, Inc.(b)	24,227
8,000	Win Semiconductors Corp.	9,501
884,977	Winbond Electronics Corp.(b)	245,894
579,673	Wintek Corp.(b)	297,575
371,479	Wistron Corp.	376,992
84,069	Wistron NeWeb Corp.	136,592
575,865	WPG Holdings Co. Ltd.	693,684
110,348	WT Microelectronics Co. Ltd.	131,616
95,000	WUS Printed Circuit Co. Ltd.(b)	38,306
12,000	Xxentria Technology Materials Corp.	22,770
430,000	Yageo Corp.(b)	136,087
1,163,600	Yang Ming Marine Transport Corp.(b)	522,421
211,077	YC INOX Co. Ltd.	114,794
25,000	YeaShin International Development Co. Ltd.	23,846
86,666	Yem Chio Co. Ltd.	59,026
431,624	YFY, Inc.	211,337
118,159	Yi Jinn Industrial Co. Ltd.(b)	28,827
309,596	Yieh Phui Enterprise Co. Ltd.	86,127
29,000	Young Fast Optoelectronics Co. Ltd.	52,179
352,000	Yulon Motor Co. Ltd.	603,524
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	78,121
61,000	YungShin Global Holding Corp.	85,159
130,000	Yungtay Engineering Co. Ltd.	310,552
92,000	Zenitron Corp.	59,230
226,561	Zig Sheng Industrial Co. Ltd.	69,169
50,169	Zinwell Corp.	41,904
4,000	Zippy Technology Corp.	3,592
		68,805,269
THAILAND — 0.5%
76,300	AJ Plast Public Co. Ltd. - FOR(d)	34,056
Shares		Value
THAILAND (continued)
272,500	Amata Corp. Public Co. Ltd. - FOR(d)	$213,543
413,880	Asian Property Development Public Co. Ltd. - FOR(d)	132,554
179,700	Asian Property Development Public Co. Ltd. - NVDR	57,553
404,300	Bangchak Petroleum Public Co. Ltd. - FOR	499,348
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	5,271
6,801,000	Bangkok Chain Hospital Public Co. Ltd. - FOR	2,803,819
2,151,200	Bangkok Expressway Public Co. Ltd. - FOR(d)	2,931,789
22,000	Bangkok Insurance Public Co. Ltd. - FOR(d)	291,584
580,100	Bangkokland Public Co. Ltd. - FOR(d)	40,716
14,000	Bank of Ayudhya Public Co. Ltd. - FOR	15,622
24,100	Banpu Public Co. Ltd. - FOR(d)	280,003
6,000	Big C Supercenter Public Co. Ltd. - FOR	47,223
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR	175,710
1,158,900	CalComp Electronics Public Co. Ltd. - FOR	142,148
261,400	Central Plaza Hotel Public Co. Ltd. - FOR(d)	331,760
316,500	CH Karnchang Public Co. Ltd. - FOR	296,550
2,100	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	1,080
307,400	Delta Electronics Thailand Public Co. Ltd. - FOR	397,997
31,200	Dynasty Ceramic Public Co. Ltd. - FOR(d)	66,174
5,914,800	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	2,861,675
52,000	Electricity Generating Public Co. Ltd. - FOR(d)	271,959
116,000	Esso Thailand Public Co. Ltd. - FOR	38,140
12,801,000	G J Steel Public Co. Ltd. - FOR(b)(d)	56,699
1,289,700	G Steel Public Co. Ltd. - FOR(b)	15,380
143,500	GFPT Public Co. Ltd. - FOR	41,070
135,200	Glow Energy Public Co. Ltd. - FOR	354,698
233,500	Hana Microelectronics Public Co. Ltd. - FOR	197,302
1,785,800	Hemaraj Land and Development Public Co. Ltd. - FOR(d)	261,633
1,362,255	Home Product Center Public Co. Ltd. - FOR(d)	696,212

63

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
THAILAND (continued)
63,100	ICC International Public Co. Ltd. - FOR(d)	$88,147
2,285,000	IRPC Public Co. Ltd. - FOR(d)	319,199
664,100	Italian-Thai Development Public Co. Ltd. - FOR(b)(d)	190,066
930,500	Jasmine International Public Co. Ltd. - FOR(d)	261,555
126,400	KGI Securities Thailand Public Co. Ltd. - FOR(d)	15,418
155,100	Khon Kaen Sugar Industry Public Co. Ltd.(d)	66,056
81,600	Kiatnakin Bank Public Co. Ltd. - FOR	196,007
225,100	Land and Houses Public Co. Ltd. - FOR	100,471
452,800	Land and Houses Public Co. Ltd. - NVDR	202,102
21,900	Lanna Resources Public Co. Ltd. - FOR	12,759
420,630	Loxley Public Co. Ltd. - FOR	96,021
85,600	Major Cineplex Group Public Co. Ltd. - FOR(d)	64,747
36,900	MBK Public Co. Ltd. - FOR	208,702
71,100	MCOT Public Co. Ltd. - FOR(d)	121,124
77,000	MCS Steel Public Co. Ltd. - FOR	12,750
143,770	Minor International Public Co. Ltd. - FOR(d)	120,502
2,094,100	Polyplex Public Co. Ltd. - FOR(d)	877,596
240,500	Precious Shipping Public Co. Ltd. - FOR(d)	145,857
53,800	Pruksa Real Estate Public Co. Ltd. - FOR(d)	53,617
805,141	Quality Houses Public Co. Ltd. - FOR(d)	115,765
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR(d)	239,624
34,100	Regional Container Lines Public Co. Ltd. - FOR(b)	8,075
153,900	Robinson Department Store Public Co. Ltd. - FOR(d)	418,178
28,500	Rojana Industrial Park Public Co. Ltd. - FOR	12,138
69,300	Saha-Union Public Co. Ltd. - FOR	97,988
1,383,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(b)(d)	27,338
276,600	Samart Corp. Public Co. Ltd. - FOR(d)	263,877
35,700	Samart Telcoms Public Co. Ltd. - FOR	30,713
1,921,500	Sansiri Public Co. Ltd. - FOR	288,061
842,500	SC Asset Corp. Public Co. Ltd. - FOR(d)	223,901
15,100	Siam City Cement Public Co. Ltd. - FOR(d)	251,066
Shares		Value
THAILAND (continued)
41,512	Siam Future Development Public Co. Ltd. - FOR	$12,871
23,300	Siam Makro Public Co. Ltd. - FOR(d)	598,576
77,500	Siamgas & Petrochemicals Public Co. Ltd. - FOR(d)	34,327
44,000	SNC Former Public Co. Ltd. - FOR	36,579
92,818	Somboon Advance Technology Public Co. Ltd. - FOR	90,920
44,700	Sri Trang Agro-Industry Public Co. Ltd. - FOR	23,759
7,700	STP & I Public Co. Ltd. - FOR	24,530
263,800	Supalai Public Co. Ltd. - FOR(d)	184,256
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)	50,326
83,900	Thai Airways International Public Co. Ltd. - FOR	84,329
22,200	Thai Carbon Black Public Co. Ltd. - FOR	21,179
15,000	Thai Central Chemical Public Co. Ltd. - FOR	12,164
18,000	Thai Oil Public Co. Ltd. - FOR(d)	40,477
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	155,646
200,718	Thai Union Frozen Products Public Co. Ltd. - FOR(d)	386,391
25,800	Thai Vegetable Oil Public Co. Ltd. - FOR	20,218
204,400	Thaicom Public Co. Ltd. - FOR(d)	238,525
425,100	Thanachart Capital Public Co. Ltd. - FOR(d)	691,602
268,464	Thoresen Thai Agencies Public Co. Ltd. - FOR(b)	163,731
4,064,737	Ticon Industrial Connection Public Co. Ltd. - FOR(d)	3,420,750
18,500	Tipco Asphalt Public Co. Ltd. - FOR	44,595
195,000	Tisco Financial Group Public Co. Ltd. - FOR(d)	365,417
5,285,900	TMB Bank Public Co. Ltd. - FOR(d)	493,471
137,000	Total Access Communication Public Co. Ltd. - FOR(d)	546,133
600,000	TPI Polene Public Co. Ltd. - FOR	306,644
1,863,445	True Corp. Public Co. Ltd. - FOR(b)(d)	536,494
256,900	Vinythai Public Co. Ltd. - FOR	161,930
		27,434,528
TURKEY — 0.2%
7,837	Adana Cimento Sanayii T.A.S. - Class A	19,671
13,070	Akcansa Cimento AS	78,738

64

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
TURKEY (continued)
74,462	Akenerji Elektrik Uretim AS - Placement Shares(b)	$69,364
16,484	Akfen Holding AS(b)	50,020
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	3,358
61,656	Aksa Akrilik Kimya Sanayii	181,589
73,605	Aksigorta AS	92,789
14,323	Alarko Holding AS	43,302
29,526	Albaraka Turk Katilim Bankasi AS(b)	31,951
13,283	Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS(b)	368,612
28,087	Anadolu Anonim Tuerk Sigorta Sirketi(b)	20,837
21,266	Anadolu Cam Sanayii AS(b)	32,858
31,143	Anadolu Hayat Emeklilik AS	100,755
24,069	Arcelik AS	187,288
128,647	Asya Katilim Bankasi AS(b)	155,718
46,890	Aygaz AS	255,799
679	Bagfas Bandirma Gubre Fabrik	20,358
793	Baticim Bati Anadolu Cimento Sanayii AS	3,388
2,472	Borusan Mannesmann Boru Sanayi ve Ticaret AS	47,020
21,074	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	58,776
16,881	Bursa Cimento Fabrikasi AS	48,023
90,362	Celebi Hava Servisi AS(b)	1,058,491
29,087	Cimsa Cimento Sanayi ve Ticaret AS	172,794
12,109	Coca-Cola Icecek AS	337,721
11,012	Deva Holding AS(b)	13,697
259,431	Dogan Sirketler Grubu Holdings AS(b)	175,101
5,064	Dogan Yayin Holding AS(b)	2,486
55,895	Dogus Otomotiv Servis ve Ticaret AS	356,992
13,370	Eczacibasi Yatirim Holding Ortakligi AS	52,205
144,670	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	206,585
29,868	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	51,148
276,646	Eregli Demir ve Celik Fabrikalari TAS	316,343
17,827	Ford Otomotiv Sanayi AS	247,604
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	49,204
67,762	Global Yatirim Holding AS(b)	68,414
276	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	10,161
2,500	Goodyear Lastikleri TAS	87,854
74,533	GSD Holding AS(b)	58,205
5,261	Gubre Fabrikalari TAS(b)	46,367
9,201	Hurriyet Gazetecilik AS(b)	4,824
170,851	Ihlas Holding AS(b)	78,147
Shares		Value
TURKEY (continued)
72,512	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	$204,664
36,246	IS Finansal Kiralama AS(b)	20,622
9,126	IS Yatirim Menkul Degerler AS	8,603
25,002	Izmir Demir Celik Sanayi AS(b)	41,281
23,780	Kardemir Karabuk Demir Celik
	Sanayi ve Ticaret AS - Class A(b)	35,152
10,085	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	23,683
118,896	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	133,967
428	Kartonsan Karton Sanayi ve Ticaret AS	69,538
842	Konya Cimento Sanayii AS	159,218
57,679	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	116,790
36,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	89,561
18,103	Mardin Cimento Sanayii ve Ticaret AS	58,365
71,042	Menderes Tekstil Sanayi ve Ticaret AS(b)	21,795
2,685	Migros Ticaret AS(b)	34,822
37,052	NET Holding AS(b)	52,290
26,330	Netas Telekomunikasyon AS	157,885
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	184,331
113,035	Petkim Petrokimya Holding AS(b)	196,720
7,882	Pinar SUT Mamulleri Sanayii AS	75,182
84,071	Polyester Sanayi AS(b)	53,460
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	131,664
101,183	Sekerbank TAS(b)	116,266
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	154,418
35,281	Soda Sanayii AS(b)	50,183
10,000	TAV Havalimanlari Holding AS(b)	70,562
9,602	Tekfen Holding AS	37,278
62,692	Tekstil Bankasi AS(b)	59,099
20,247	Tofas Turk Otomobil Fabrikasi AS	141,174
9,410	Torunlar Gayrimenkul Yatirim Ortakligi AS	22,203
158,040	Trakya Cam Sanayi AS(b)	267,111
9,741	Turcas Petrol AS	18,854
105,728	Turk Hava Yollari AO(b)	439,954
379,748	Turkiye Sinai Kalkinma Bankasi AS	546,506
346,487	Turkiye Sise ve Cam Fabrikalari AS	587,545
70,778	Ulker Biskuvi Sanayi AS	606,019

65

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
TURKEY (continued)
16,077	Vestel Beyaz Esya Sanayi ve Ticaret AS(b)	$24,303
26,406	Vestel Elektonik Sanayi ve Ticaret AS(b)	33,583
11,836	Yapi Kredi Sigorta AS(b)	116,199
		10,425,407
UKRAINE — 0.0%
2,491	Kernel Holding SA(b)	45,171
UNITED ARAB EMIRATES — 0.0%
90,281	Dragon Oil Plc(b)	877,450
80,439	Lamprell Plc	180,553
		1,058,003
UNITED KINGDOM — 8.8%
929	4imprint Group Plc	7,287
278,982	Aberdeen Asset Management Plc	1,944,471
7,449	Acal Plc	24,415
27,694	Admiral Group Plc	551,067
292,869	Afren Plc(b)	610,059
51,749	African Barrick Gold Plc	140,673
21,716	Aga Rangemaster Group Plc(b)	26,480
199,220	Alent Plc(b)	1,049,683
139,796	AMEC Plc	2,199,751
100,038	Amlin Plc	659,492
51,177	Anglo Pacific Group Plc	172,307
2,770	Anglo-Eastern Plantations	30,571
68,300	Anite Plc	129,859
97,903	Ashmore Group Plc	607,094
273,530	Ashtead Group Plc	2,496,216
18,885	Aveva Group Plc	651,237
6,071	Avon Rubber Plc	39,608
115,161	Babcock International Group Plc	1,914,073
215,301	Balfour Beatty Plc	722,051
22,893	BARR (A.G.) Plc	194,873
206,507	Barratt Developments Plc(b)	998,260
142,558	BBA Aviation Plc	555,599
43,519	Bellway Plc	909,223
44,135	Berendsen Plc	530,289
108,436	Berkeley Group Holdings Plc	3,511,954
1,309	Betfair Group Plc	17,588
16,127	Big Yellow Group Plc REIT	101,080
3,760	Bloomsbury Publishing Plc	6,775
1,068,769	Bodycote Plc	8,591,392
90,227	Booker Group Plc	166,783
20,861	Boot (Henry) Plc	58,328
72,968	Bovis Homes Group Plc	870,488
5,449	Braemar Shipping Services Plc	33,857
9,901	Brammer Plc	54,829
81,352	Brewin Dolphin Holdings Plc	264,109
67,702	British Land Co. Plc REIT	625,205
3,462	British Polythene Industries Plc	29,577
22,208	Britvic Plc	151,786
71,760	BTG Plc(b)	385,346
Shares		Value
UNITED KINGDOM (continued)
150,395	Bunzl Plc	$2,987,950
76,492	Cable & Wireless Communications Plc	50,237
373,516	Cairn Energy Plc(b)	1,674,460
11	Camellia Plc	1,798
56,724	Capita Plc	795,213
74,940	Capital & Counties Properties Plc	358,537
91,052	Capital & Regional Plc(b)	48,795
11,197	Carclo Plc	71,137
349,116	Carillion Plc	1,454,447
5,800	Centaur Media Plc	4,167
3,699	Charles Stanley Group Plc	23,242
2,606	Charles Taylor Plc	7,165
36,659	Chemring Group Plc	154,376
48,647	Chesnara Plc	180,791
23,254	Chime Communications Plc	92,652
43,740	Cineworld Group Plc	196,697
4,407	Clarkson Plc	111,583
61,525	Close Brothers Group Plc	992,971
78,439	Coalfield Resources Plc(b)	5,178
1,870,928	Cobham Plc	7,280,046
114,494	Colt Group SA(b)	204,527
27,870	Communisis Plc	23,378
63,868	Computacenter Plc	444,259
29,203	Concentric AB	297,390
6,595	Consort Medical Plc	81,955
5,190	Costain Group Plc	22,251
16,173	Cranswick Plc	265,543
4,000	Creston Plc	5,344
617,462	Croda International Plc	23,767,355
73,400	CSR Plc	562,098
102,197	Daily Mail & General Trust Plc - Class A	1,092,184
54,059	Dairy Crest Group Plc	386,022
39,738	Darty Plc	30,246
907,173	De La Rue Plc(d)	13,126,299
353,060	Debenhams Plc	456,290
7,740	Dechra Pharmaceuticals Plc	86,325
34,483	Derwent London Plc REIT	1,236,797
29,907	Development Securities Plc	67,361
89,965	Devro Plc	461,026
4,248	Dialight Plc	85,518
5,188	Dignity Plc	110,969
1,008,908	Diploma Plc(d)	8,940,803
1,041,571	Dixons Retail Plc(b)	567,891
981,326	Domino Printing Sciences Plc(d)	10,167,366
42,149	Domino’s Pizza Group Plc	426,224
295,471	Drax Group Plc	2,815,780
167,079	DS Smith Plc	605,489
6,273	Dunelm Group Plc	82,338
25,606	E2V Technologies Plc	47,332
79,189	easyJet Plc	1,374,002
230,794	Electrocomponents Plc	861,843
229,079	Elementis Plc	937,638

66

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
171,604	EnQuest Plc(b)	$343,597
1,895,000	Ensco Plc - ADR	109,303,600
188,946	Enterprise Inns Plc(b)	287,483
14,750	Erinaceous Group Plc(b)(c)(d)	0
8,205	Euromoney Institutional Investor Plc	124,903
304,900	F&C Asset Management Plc	464,144
1,043,379	Fenner Plc	5,698,496
74,493	Fiberweb Plc	92,282
9,707	Fidessa Group Plc	270,657
97,005	Filtrona Plc	1,064,573
108	Findel Plc(b)	273
135,966	Firstgroup Plc	445,849
2,555	Fuller Smith & Turner - Class A	31,750
539,467	G4S Plc	2,621,205
28,463	Galliford Try Plc	435,719
5,558	Games Workshop Group Plc	59,571
54,226	Gem Diamonds Ltd.(b)	110,133
24,405	Genus Plc	513,674
1,388,182	GKN Plc	5,925,602
14,268	Go-Ahead Group Plc	343,530
38,840	Great Portland Estates Plc REIT .	320,967
634,759	Greene King Plc	7,168,241
15,572	Greggs Plc	100,262
70,960	Halfords Group Plc	380,058
1,057,069	Halma Plc	8,218,201
84,204	Hammerson Plc REIT	679,497
73,847	Hansteen Holdings Plc REIT	97,848
16,173	Hardy Oil & Gas Plc(b)	28,702
78,688	Hargreaves Lansdown Plc	1,197,243
73,639	Hays Plc	106,838
7,301	Headlam Group Plc	39,013
41,557	Helical Bar Plc	160,090
225,834	Henderson Group Plc	578,819
71,298	Hikma Pharmaceuticals Plc	1,082,035
38,157	Hill & Smith Holdings Plc	254,273
337	Hilton Food Group Ltd.	1,861
35,750	Hochschild Mining Plc	137,998
5,026	Hogg Robinson Group Plc	4,372
98,781	Home Retail Group Plc	239,062
87,969	Homeserve Plc	286,138
211,194	Howden Joinery Group Plc	815,881
50,371	Hunting Plc	631,427
34,778	Huntsworth Plc	32,413
3,454	Hyder Consulting Plc	25,270
194,352	ICAP Plc	868,859
72,761	IG Group Holdings Plc	608,630
51,184	Imagination Technologies Group Plc(b)	338,221
102,510	IMI Plc	1,972,908
278,543	Inchcape Plc	2,167,701
59,469	Inmarsat Plc	667,418
497,362	Innovation Group Plc(b)	200,870
82,005	InterContinental Hotels Group Plc	2,417,719
Shares		Value
UNITED KINGDOM (continued)
335,718	International Consolidated Airlines Group(b)	$1,418,446
1,094,424	Interserve Plc(d)	8,037,711
41,164	Intertek Group Plc	2,115,205
42,784	Intu Properties Plc REIT	227,753
269,086	Invensys Plc	1,607,987
240,925	Investec Plc	1,702,796
70,424	IP Group Plc(b)	169,559
22,429	ITE Group Plc	91,316
1,283,644	ITV Plc	2,510,381
8,667	James Fisher & Sons Plc	135,302
28,273	Jardine Lloyd Thompson Group Plc	372,204
63,090	Jazztel Plc(b)	474,423
7,378	JD Sports Fashion Plc	97,988
26,702	JKX Oil & Gas Plc(b)	28,101
4,183	John Menzies Plc	47,400
243,164	John Wood Group Plc	2,927,321
41,414	Johnson Matthey Plc	1,559,370
81,564	Johnston Press Plc(b)	19,321
35,089	Jupiter Fund Management Plc	180,141
172,730	Kcom Group Plc	227,125
19,459	Keller Group Plc	259,798
17,238	Kier Group Plc	313,822
51,645	Kofax Plc(b)	256,713
98,592	Ladbrokes Plc	290,062
2,486,999	Laird Plc(d)	8,386,964
122,471	Lancashire Holdings Ltd.	1,610,384
13,753	Lavendon Group Plc	36,104
73,615	London Stock Exchange Group Plc	1,533,432
73,366	Londonmetric Property Plc REIT	130,488
77,005	Lonmin Plc(b)	321,766
43,642	Lookers Plc	63,385
22,684	Low & Bonar Plc	25,018
1,283	LSL Property Services Plc	6,995
354,344	Man Strategic Holdings Plc(b)	562,530
6,088	Management Consulting Group Plc	3,026
47,388	Marshalls Plc	93,669
283,064	Marston’s Plc	636,682
939,318	McBride Pharmacy Ltd. - Redeemable B Shares(b)(c)(d)	1,459
55,254	McBride Plc	98,274
1,244	McKay Securities Plc REIT	2,725
28,145	Mears Group Plc	153,235
53,040	Mecom Group Plc	35,222
300,861	Meggitt Plc	2,189,967
98,125	Michael Page International Plc	567,926
69,830	Millennium & Copthorne Hotels Plc	613,400
49,303	Mitchells & Butlers Plc(b)	256,100
165,675	Mitie Group Plc	710,804
231,628	Mondi Plc	3,063,691

67

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
125,036	Moneysupermarket.com Group Plc	$389,809
149,745	Morgan Advanced Materials Plc	608,266
15,010	Morgan Sindall Group Plc	134,066
15,763	Mothercare Plc(b)	77,619
15,625	MWB Group Holdings Plc - Units(b)(c)(d)	0
80,593	N Brown Group Plc	558,344
136,397	National Express Group Plc	405,735
3,594	NCC Group Plc	6,308
990,480	New Melrose Plc(b)	3,755,630
55,574	Northgate Plc	292,645
21,393	Novae Group Plc	155,022
9,252	Ocado Group Plc(b)	24,432
6,260	Optos Plc(b)	15,729
2,971	Oxford Instruments Plc	71,071
75,490	Pace Plc	291,163
4,258	PayPoint Plc	53,872
149,749	Pendragon Plc(b)	54,082
135,216	Pennon Group Plc	1,439,809
256,487	Persimmon Plc	4,302,872
256,487	Persimmon Plc(b)(c)(d)	298,811
35,551	Petropavlovsk Plc	80,074
36,290	Photo-Me International Plc	43,829
131,010	Premier Farnell Plc	430,412
8,989	Premier Foods Plc(b)	10,193
141,787	Premier Oil Plc(b)	821,293
13,395	Provident Financial Plc	338,948
279,236	Punch Taverns Plc(b)	44,460
78,418	PZ Cussons Plc	486,268
144,897	QinetiQ Group Plc	426,293
44,169	Quintain Estates & Development Plc(b)	44,425
4,954	Rathbone Brothers Plc	112,351
3,560	REA Holdings Plc	25,438
213	REA Holdings Plc - Preferred Shares(b)	386
125,122	Redrow Plc(b)	415,732
9,324	Renishaw Plc	238,397
47,797	Renold Plc(b)	15,220
43,173	Renovo Group Plc(b)	12,993
221,069	Rentokil Initial Plc	325,713
69,193	Restaurant Group Plc	517,951
2,144,069	Rexam Plc	17,201,979
9,385	Ricardo Plc	56,563
30,878	Rightmove Plc	921,395
5,585	RM Plc	6,442
26,258	Robert Walters Plc	94,220
606,493	Rotork Plc(d)	27,405,570
75,411	RPC Group Plc	465,982
136,419	RPS Group Plc	528,495
1,524,920	RSA Insurance Group Plc	2,636,401
12,443	Safestore Holdings Plc	26,480
1,014,959	Sage Group Plc (The)	5,320,980
67,612	Salamander Energy Plc(b)	191,881
45,100	Savills Plc	407,726
Shares		Value
UNITED KINGDOM (continued)
101,874	Schroders Plc	$3,695,044
42,407	Schroders Plc - Non Voting	1,218,649
35,597	SDL Plc	201,217
71,325	Segro Plc REIT	295,152
182,318	Senior Plc	722,169
912,868	Serco Group Plc	8,770,352
102,276	Severfield-Rowen Plc	62,754
89,681	Severn Trent Plc	2,536,762
94,571	Shaftesbury Plc REIT	892,429
269,219	Shanks Group Plc	341,871
241,389	SIG Plc	607,813
53,086	Smiths Group Plc	1,030,764
22,043	Smiths News Plc	61,462
79,439	Soco International Plc(b)	467,673
10,749	Southern Cross Healthcare Group Plc(b)(c)(d)	0
334,896	Spectris Plc	10,976,446
15,017	Speedy Hire Plc	11,313
273,501	Spirax-Sarco Engineering Plc(d)	11,143,626
207,268	Spirent Communications Plc	420,157
208,127	Spirit Pub Co. Plc	210,141
4,982	Sportech Plc(b)	7,623
94,269	Sports Direct International Plc(b)	682,669
96,548	St. James’s Place Plc	830,850
78,420	St. Modwen Properties Plc	325,730
154,395	Stagecoach Group Plc	737,476
32,005	Sthree Plc	166,794
4,859	Stolt-Nielsen Ltd.	100,272
8,341	SuperGroup Plc(b)	89,724
30,559	Synergy Health Plc	515,986
32,654	Synthomer Plc	101,903
14,308	T Clarke Plc	11,557
235,743	Talktalk Telecom Group Plc	918,042
214,060	Tate & Lyle Plc	2,808,048
845,724	Taylor Wimpey Plc	1,221,746
5,162	Ted Baker Plc	108,569
38,081	Telecity Group Plc	545,688
10,616	Telecom Plus Plc	201,182
3,226	Topps Tiles Plc	3,420
8,024	Torotrak Plc(b)	3,770
5,551	Town Centre Securities Plc REIT	17,138
85,551	Travis Perkins Plc	1,905,652
115,313	Trinity Mirror Plc(b)	161,209
1,355,957	TT electronics Plc(d)	3,506,949
80,473	Tullett Prebon Plc	305,632
25,733	UBM Plc	292,598
970	UK Mail Group Plc	6,404
411,658	Ultra Electronics Holdings Plc(d)	10,550,908
19,240	Unite Group Plc	103,945
257,394	United Utilities Group Plc	2,960,689
9,569	UTV Media Plc	23,671
197,460	Vectura Group Plc(b)	269,918
136,756	Vedanta Resources Plc	2,568,278

68

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
199,220	Vesuvius Plc	$1,076,915
553,801	Victrex Plc(d)	13,806,961
11,826	Vitec Group Plc (The)	112,791
7,903	Volex Plc	11,877
81,025	Weir Group Plc (The)	2,773,958
50,439	Wetherspoon (J.D.) Plc	460,303
43,316	WH Smith Plc	497,572
128,753	Whitbread Plc	5,109,961
723,313	William Hill Plc	4,786,358
15,003	Wilmington Group Plc	35,190
21,070	Wincanton Plc(b)	17,346
79,245	Wolfson Microelectronics Plc(b)	252,653
32,930	Workspace Group Plc REIT	191,819
2,214	WS Atkins Plc	30,986
14,163	Xaar Plc	110,000
50,294	Xchanging Plc	104,686
		501,993,372
UNITED STATES — 42.9%
250,000	ABM Industries, Inc.	5,637,500
430,000	Actuant Corp. - Class A	13,459,000
1,413,407	Advance Auto Parts, Inc.	118,556,579
200,000	Advent Software, Inc.(b)	5,808,000
35,785	Alacer Gold Corp.	107,272
1,600,000	Albemarle Corp.(d)	98,000,000
81,000	Altera Corp.	2,592,810
1,820,000	AmerisourceBergen Corp.	98,498,400
22,000	AMETEK, Inc.	895,620
175,000	Amtrust Financial Services, Inc.	5,540,500
20,000	ANSYS, Inc.(b)	1,617,200
400,000	Approach Resources Inc.(b)	9,488,000
218,000	Aptargroup, Inc.	12,229,800
78,840	Argonaut Gold, Inc.(b)	499,280
80,000	Arthur J Gallagher & Co.	3,396,000
31,621	Atna Resources Ltd.(b)	19,460
74,000	Avon Products, Inc.	1,713,840
30,000	Bard (C.R.), Inc.	2,980,800
2,700	Bauer Performance Sports Ltd.(b)	31,062
32,000	Beam, Inc.	2,070,720
52,000	Bed Bath & Beyond, Inc.(b)	3,577,600
125,000	Bio-Rad Laboratories, Inc. - Class A(b)	14,968,750
150,000	Bio-Reference Labs, Inc.(b)	3,825,000
13,507	Biota Pharmaceuticals, Inc.	56,864
2,000,000	BMC Software, Inc.(b)	90,960,000
23,400	BNK Petroleum, Inc.(b)	17,420
77,039	Boart Longyear Ltd.	76,272
350,000	Bottomline Technologies, Inc.(b)	9,170,000
150,000	Brady Corp. - Class A	5,082,000
160,000	Bryn Mawr Bank Corp.(d)	3,716,800
350,000	Cardtronics, Inc.(b)	9,803,500
3,291,200	CareFusion Corp.(b)(d)	110,057,728
225,000	Casey’s General Stores, Inc.	13,029,750
219,000	Cepheid, Inc.(b)	8,350,470
Shares		Value
UNITED STATES (continued)
16,000	Church & Dwight Co., Inc.	$1,022,240
269,500	CLARCOR, Inc.	13,933,150
29,000	Clorox Co. (The)	2,501,250
200,000	Community Bank System, Inc.	5,728,000
15,000	Concho Resources, Inc.(b)	1,291,950
12,000	Concur Technologies, Inc.(b)	877,320
2,510,000	Crown Holdings, Inc.(b)(d)	107,126,800
20,000	Cullen/Frost Bankers, Inc.	1,208,200
219,000	Denbury Resources, Inc.(b)	3,917,910
55,000	Dover Corp.	3,793,900
22,000	Edwards Lifesciences Corp.(b)	1,403,380
200,000	Elizabeth Arden, Inc.(b)	8,190,000
914,000	Energizer Holdings, Inc.	88,283,260
216,300	EnPro Industries, Inc.(b)	10,659,264
154,000	Esterline Technologies Corp.(b)	11,556,160
100,000	FARO Technologies, Inc.(b)	3,879,000
35,000	First Republic Bank (California)	1,329,300
700,000	Fiserv, Inc.(b)	63,777,000
111,900	Flotek Industries, Inc.(b)	1,794,876
545,000	Flowserve Corp.	86,175,400
186,400	Genomic Health, Inc.(b)	5,659,104
144,754	Golden Star Resources Ltd.(b)	156,615
223,200	Guidewire Software, Inc.(b)	8,945,856
350,000	Harris Teeter Supermarkets, Inc.	14,626,500
563,519	Henry Schein, Inc.(b)	50,942,118
43,900	HJ Heinz Co.	3,179,238
150,000	Hub Group, Inc. - Class A(b)	5,497,500
710,500	Hubbell, Inc. - Class B(d)	68,179,580
249,000	IDEX Corp.	12,955,470
21,000	IHS, Inc. - Class A(b)	2,046,030
46,000	Illumina, Inc.(b)	2,975,740
100,000	Independent Bank Corp.(d)	3,104,000
9,600	Indevus Pharmaceuticals, Inc.(b)(c)(d)	0
300,000	Integra LifeScience Holdings Corp.(b)(d)	10,509,000
9,184	International Minerals Corp.	26,892
67,000	Intuit, Inc.	3,995,880
225,000	Jack Henry & Associates, Inc.	10,440,000
34,081	Jaguar Mining, Inc.(b)	15,561
295,000	John Wiley & Sons, Inc. - Class A	11,260,150
225,000	K12, Inc.(b)	5,730,750
150,000	Kaydon Corp.	3,576,000
36,000	Kellogg Co.	2,341,440
500,000	Key Energy Services, Inc.(b)	2,970,000
180,000	Kodiak Oil & Gas Corp.(b)	1,409,400
22,000	Laboratory Corp. of America Holdings(b)	2,053,920
150,000	Lancaster Colony Corp.(d)	11,839,500
100,000	Landstar System, Inc.	5,466,000
36,000	Life Technologies Corp.(b)	2,652,840
200,000	LogMein, Inc.(b)	4,516,000
213,000	Lufkin Industries, Inc.	18,805,770
350,000	Luminex Corp.(b)(d)	5,820,500

69

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
UNITED STATES (continued)
100,000	MarketAxess Holdings, Inc.	$4,232,000
450,000	Masimo Corp.	9,027,000
19,000	Mead Johnson Nutrition Co.	1,540,710
175,000	Measurement Specialties, Inc.(b)(d)	7,484,750
50,000	Medidata Solutions, Inc.(b)	3,318,000
76,000	MICROS Systems, Inc.(b)	3,223,160
200,000	Mistras Group, Inc.(b)(d)	3,790,000
58,000	Molson Coors Brewing Co. - Class B	2,992,800
123,000	Morningstar, Inc.(d)	8,119,230
677	Movie Gallery, Inc.(b)(c)(d)	0
730,400	MSC Industrial Direct Co., Inc. - Class A	57,555,520
408,000	National Instruments Corp.	11,150,640
125,000	Navigators Group, Inc. (The)(b)(d)	7,235,000
2,836,746	NetApp, Inc.(b)	98,974,068
350,000	Northern Oil and Gas, Inc.(b)	4,511,500
71,000	Northern Trust Corp.	3,828,320
450,000	NuVasive, Inc.(b)	9,436,500
24,000	Oil States International, Inc.(b)	2,144,640
1,828,500	Omnicom Group, Inc.	109,289,445
100,000	Owens & Minor, Inc.	3,257,000
12,000	Pall Corp.	800,520
47,000	Parker Hannifin Corp.	4,162,790
31,000	Pentair, Ltd.	1,684,850
8,000	Perrigo Co.	955,280
16,000	PetSmart, Inc.	1,091,840
9,000	Pioneer Natural Resources Co.	1,100,070
160,800	PROS Holdings, Inc.(b)	4,167,936
156,000	Prosperity Bancshares, Inc.	7,166,640
146,000	Proto Labs, Inc.(b)	7,457,680
300,000	QLIK Technologies, Inc.(b)	7,803,000
370,000	Quality Systems, Inc.	6,611,900
61,488	Ram Power Corp.(b)	12,207
389,900	Raven Industries, Inc.(d)	13,081,145
65,000	RBC Bearings, Inc.(b)	3,126,500
450,000	RealPage, Inc.(b)(d)	9,180,000
52,000	Red Hat, Inc.(b)	2,492,360
650,000	Resolute Energy Corp.(b)(d)	5,993,000
88,500	Samsonite International SA	217,824
400,000	Sensient Technologies Corp.(d)	15,740,000
16,000	Sigma-Aldrich Corp.	1,259,040
200,000	Silgan Holdings, Inc.	9,574,000
68,557	Sims Metal Management Ltd.	686,565
350,000	Snyders-Lance, Inc.(d)	8,813,000
50,000	Solera Holdings, Inc.	2,879,000
87,000	St. Jude Medical, Inc.	3,586,140
250,000	STERIS Corp.	10,397,500
65,000	Strayer Education, Inc.	3,078,400
25,000	T Rowe Price Group, Inc.	1,812,500
100,000	Techne Corp.	6,414,000
135,000	Teleflex, Inc.	10,547,550
1,175,255	Tenneco, Inc.(b)	45,447,111
500,000	TETRA Technologies, Inc.(b)	4,565,000

Shares		Value
UNITED STATES (continued)
82,300	Thompson Creek Metals Co., Inc.(b)	$245,891
124,000	TIBCO Software, Inc.(b)	2,406,840
250,000	TreeHouse Foods, Inc.(b)	15,927,500
450,000	Trimas Corp.(b)(d)	13,725,000
1,349,690	Tupperware Brands Corp.(d)	108,380,107
360,000	UMB Financial Corp.(d)	18,122,400
39,856	Ur-Energy, Inc.(b)	34,023
300,000	UTi Worldwide, Inc.	4,407,000
1,570,000	Varian Medical Systems, Inc.(b)	102,269,800
300,000	VCA Antech, Inc.(b)	7,230,000
26,000	Verisk Analytics, Inc. - Class A(b)	1,593,540
300,000	Volcano Corp.(b)	6,087,000
17,000	Waddell & Reed Financial, Inc. - Class A	728,790
175,000	Washington Trust Bancorp, Inc.(d)	4,681,250
500	WaterFurnace Renewable Energy, Inc.	7,961
1,131,151	Waters Corp.(b)(d)	104,518,352
206,000	West Pharmaceutical Services, Inc.	13,155,160
1,450,000	Western Digital Corp.	80,156,000
110,000	WEX, Inc.(b)	8,335,800
75,000	Whiting Petroleum Corp.(b)	3,337,500
325,000	Wolverine World Wide, Inc.	15,525,250
150,000	Woodward, Inc.	5,398,500
453,471	Xilinx, Inc.	17,191,086
28,000	Zimmer Holdings, Inc.	2,140,600
		2,444,600,692
Total Common Stocks (Cost $3,857,862,209)		5,084,703,910
INVESTMENT COMPANY — 0.5%
29,018,700	SEI Daily Income Trust Government II Fund, Class A, 0.01% (f)	29,018,700
Total Investment Company (Cost $29,018,700)		29,018,700
EXCHANGE TRADED FUNDS — 7.6%
1,915,400	iShares MSCI EAFE Small Cap Index Fund	87,208,162
1,772,100	iShares MSCI Emerging Markets Index Fund	76,714,209
119,861	iShares MSCI Japan Small Cap Index Fund	6,495,268
161,000	SPDR Russell Nomura Small Cap Japan Fund	8,351,070
1,770,000	SPDR S&P Emerging Markets Small Cap Fund	86,853,900
1,889,800	SPDR S&P International Small Cap Fund	59,358,618
400,000	Vanguard FTSE All World ex-US Small-Cap ETF	38,712,000

70

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Shares		Value
400,000	Vanguard Small-Cap ETF	$36,568,000
550,000	WisdomTree Japan Hedged Equity Fund	26,158,000
115,000	WisdomTree Japan Small Cap Dividend Fund	5,953,550
Total Exchange Traded Funds (Cost $384,737,775)		432,372,777
RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
19,500	Tisco Financial Group Public Co. Ltd. Rights, Expire 6/28/13(b)(d)	20,596
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
159,274	Seat Pagine Gialles SpA Warrants, Expire 9/8/14(b)(d)	105
		105
Consumer Staples — 0.0%
9,250	Accell Group NV Coupons, Expire 5/17/13(b)(d)	0
801	Africa Israel Investments Ltd. Rights, Expire 5/13/13(b)(d)	2,640
		2,640
Diversified Financials — 0.0%
13	K&N Kenanga Holdings Berhad Rights, Expire 12/13/13(b)(c)(d)	0
Energy — 0.0%
43,424	Samson Oil & Gas Ltd. Rights, Expire 4/30/13(b)(c)(d)	0
Health Care — 0.0%
505	Clal Biotechnology Industries Ltd. Warrants, Expire 8/5/14(b)(c)(d)	0
43,820	Faes Farma SA Rights, Expire 5/3/13(b)	4,790
97	Green Cross Corp. Rights, Expire 5/30/13(b)(d)	2,781
177,380	Hartalega Holdings Berhad Warrants, Expire 5/29/15(b)	87,451
9,600	Ligand Pharmaceuticals Contingent Value Rights, Expire 12/23/12(b)(c)(d)	0
143,310	Tong Ren Tang Technologies Co. Ltd. - H Shares Rights, Expire 4/30/13(b)(d)	0
		95,022

Shares		Value
Industrials — 0.0%
47,325	Aalberts Industries NV Coupons, Expire 5/14/13(b)(d)	0
212,660	Dialog Group Berhad Warrants, Expire 2/12/17(b)	29,706
10,856	Heijmans NV Coupons, Expire 5/7/13(b)(d)	0
143,792	Koninklijke BAM Groep NV Coupons, Expire 5/16/13(b)(d)	0
14,713	Koninklijke Ten Cate NV Coupons, Expire 5/13/13(b)(d)	0
510	Korea Circuit Co. Ltd. Rights, Expire 5/28/13(b)(d)	2,664
23,083	Meyer Burger Technology AG Rights, Expire 5/7/13(b)	19,364
93,126	Polimex Mostostal Rights, Expire 10/4/13(b)(d)	0
100,323	TNT Express NV Coupons, Expire 5/2/13(b)(d)	0
		51,734
Information Technology — 0.0%
33,735	BE Semiconductor Industries NV Coupons, Expire 5/8/13(b)(d)	0
Materials — 0.0%
1,767	Duluth Exploration Ltd. Special Warrants, Expire 7/31/13(b)(c)(d)	789
62,026	Scana Industrier ASA Rights, Expire 4/24/13(b)(d)	753
72,500	Sustainable Forest Holdings Ltd. Rights, Expire 4/25/13(b)(c)(d)	0
		1,542
Real Estate — 0.0%
192	Atenor Group SA Coupons, Expire 5/22/13(b)(d)	0
1,080	Intervest Offices & Warehouses SA Coupons, Expire 5/21/13(b)(d)	0
48,475	Mah Sing Group Berhad Warrants, Expire 3/18/18(b)	6,453
310,095	Shui On Land Ltd. Rights, Expire 5/3/13(b)	32,767
3,065	Warehouses De Pauw SCA Coupons, Expire 5/21/13(b)(d)	0
		39,220
Telecommunication Services — 0.0%
5,008	Loxley Public Co. Ltd. Warrants(b)(d)	0
Total Rights/Warrants (Cost $16,467)		210,859

71

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2013
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Bank — 0.6%
$10,000,000	0.02%, 05/20/2013(g)	$9,999,894
4,000,000	0.05%, 05/24/2013(g)	4,000,000
20,000,000	0.07%, 05/08/2013(g)	19,999,728

Total U.S. Government Agencies (Cost $33,999,622)		33,999,622
U.S. GOVERNMENT SECURITIES — 0.3%
U.S. Treasury Bills — 0.3%
$9,000,000	0.03%, 05/02/2013(g)	8,999,990
9,000,000	0.04%, 05/16/2013(g)	8,999,857

Total U.S. Government Securities (Cost $17,999,847)		17,999,847

Shares
CASH SWEEP — 1.0%
58,305,154	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	58,305,154
Total Cash Sweep (Cost $58,305,154)		58,305,154
TOTAL INVESTMENTS — 99.3%
(Cost $4,381,939,774)(a)		5,656,610,869
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		41,159,525
NET ASSETS — 100.0%		$5,697,770,394

(a)	Cost for federal income tax purposes is $4,387,247,606 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,412,737,897
Unrealized depreciation	(143,374,634)
Net unrealized appreciation	$1,269,363,263

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair val- ued securities is $3,167,969, which is 0.06% of net assets and the cost is $4,668,006.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $490,675,680 or 8.61% of net assets.

(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	Rate shown represents current yield at April 30, 2013.
(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
CDI — CHESS Depositary Interests
CPO — Certificate of Participation-Common
CVR — Contingent Value Rights
DVR — Differential Voting Rights
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
PDR — Phillippine Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	2.2%
Consumer Discretionary	13.6%
Consumer Staples	5.7%
Diversified Financials	1.4%
Energy	4.6%
Health Care	13.1%
Industrials	17.1%
Information Technology	13.3%
Insurance	4.0%
Materials	9.8%
Real Estate	2.8%
Telecommunication Services	0.5%
Utilities	1.1%
Other*	10.8%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids, and accrued expenses payable.

72

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)	(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	6/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	6/24/13

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	6/24/13

*	Print the name and title of each signing officer under his or her signature.